UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02628

Fidelity Municipal Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2024

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class I : FROGX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.52%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	23.8
General Obligations	22.0
Health Care	20.5
Education	9.8
Special Tax	9.3
State G.O.	6.1
Others(Individually Less Than 5%)	8.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	14.9
New York	9.0
Pennsylvania	7.7
New Jersey	6.5
Florida	6.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915940.100    3071-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Michigan Municipal Income Fund Fidelity® Michigan Municipal Income Fund : FMHTX

This semi-annual shareholder report contains information about Fidelity® Michigan Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Michigan Municipal Income Fund	$ 24	0.48%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$466,692,866
Number of Holdings	285
Portfolio Turnover	17%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	22.7
General Obligations	22.6
Transportation	13.2
Education	11.5
Housing	9.5
Electric Utilities	6.6
Others(Individually Less Than 5%)	13.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915977.100    81-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class A : FASHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 27	0.55%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.0
Transportation	21.7
Health Care	16.7
Housing	7.5
State G.O.	7.3
Electric Utilities	7.0
Others(Individually Less Than 5%)	15.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
New York	11.5
Illinois	8.8
New Jersey	4.6
Florida	4.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916011.100    1272-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z : FMNHX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 10	0.20%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,498,953,331
Number of Holdings	540
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	19.2
General Obligations	17.4
Resource Recovery	12.8
Industrial Development	11.6
Transportation	10.1
Health Care	7.8
Electric Utilities	7.8
Housing	6.0
Others(Individually Less Than 5%)	7.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Non-state Specific	12.9
Texas	11.3
Florida	8.0
Pennsylvania	7.0
North Dakota	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916158.100    7367-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Limited Term Municipal Income Fund Fidelity® Limited Term Municipal Income Fund : FSTFX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Municipal Income Fund	$ 15	0.30%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.0
Transportation	21.7
Health Care	16.7
Housing	7.5
State G.O.	7.3
Electric Utilities	7.0
Others(Individually Less Than 5%)	15.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
New York	11.5
Illinois	8.8
New Jersey	4.6
Florida	4.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916016.100    404-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Conservative Income Municipal Bond Fund Fidelity® Conservative Income Municipal Bond Fund : FMNDX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Conservative Income Municipal Bond Fund	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,498,953,331
Number of Holdings	540
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	19.2
General Obligations	17.4
Resource Recovery	12.8
Industrial Development	11.6
Transportation	10.1
Health Care	7.8
Electric Utilities	7.8
Housing	6.0
Others(Individually Less Than 5%)	7.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Non-state Specific	12.9
Texas	11.3
Florida	8.0
Pennsylvania	7.0
North Dakota	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916155.100    2579-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Flex® Conservative Income Municipal Bond Fund Fidelity Flex® Conservative Income Municipal Bond Fund : FUEMX

This semi-annual shareholder report contains information about Fidelity Flex® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Conservative Income Municipal Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$179,825,903
Number of Holdings	366
Portfolio Turnover	63%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	21.1
General Obligations	19.3
Resource Recovery	11.8
Industrial Development	10.8
Health Care	9.3
Electric Utilities	9.2
Transportation	7.6
Others(Individually Less Than 5%)	10.9
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (5.5)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	12.7
North Dakota	10.5
Non-state Specific	10.5
Pennsylvania	7.9
Florida	6.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916170.100    3042-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class A : FMNFX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 21	0.43%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,498,953,331
Number of Holdings	540
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	19.2
General Obligations	17.4
Resource Recovery	12.8
Industrial Development	11.6
Transportation	10.1
Health Care	7.8
Electric Utilities	7.8
Housing	6.0
Others(Individually Less Than 5%)	7.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Non-state Specific	12.9
Texas	11.3
Florida	8.0
Pennsylvania	7.0
North Dakota	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916156.100    7365-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Minnesota Municipal Income Fund Fidelity® Minnesota Municipal Income Fund : FIMIX

This semi-annual shareholder report contains information about Fidelity® Minnesota Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Minnesota Municipal Income Fund	$ 24	0.49%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$539,177,396
Number of Holdings	355
Portfolio Turnover	32%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	36.6
Health Care	28.2
Education	10.8
Housing	10.8
Electric Utilities	5.4
Others(Individually Less Than 5%)	8.2
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915978.100    82-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Municipal Income Fund Fidelity® Municipal Income Fund : FHIGX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income Fund	$ 22	0.44%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	23.8
General Obligations	22.0
Health Care	20.5
Education	9.8
Special Tax	9.3
State G.O.	6.1
Others(Individually Less Than 5%)	8.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	14.9
New York	9.0
Pennsylvania	7.7
New Jersey	6.5
Florida	6.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915942.100    37-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity Flex® Municipal Income Fund Fidelity Flex® Municipal Income Fund : FUENX

This semi-annual shareholder report contains information about Fidelity Flex® Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Municipal Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$779,750,071
Number of Holdings	1,152
Portfolio Turnover	7%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	20.6
Transportation	20.6
Health Care	11.1
Education	10.9
Special Tax	10.0
Housing	8.0
Others(Individually Less Than 5%)	18.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	10.7
New York	9.9
Pennsylvania	7.5
California	6.1
New Jersey	5.9

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916171.100    3043-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class I : FISHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 15	0.30%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.0
Transportation	21.7
Health Care	16.7
Housing	7.5
State G.O.	7.3
Electric Utilities	7.0
Others(Individually Less Than 5%)	15.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
New York	11.5
Illinois	8.8
New Jersey	4.6
Florida	4.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916014.100    1276-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class Z : FIWEX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 20	0.41%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	23.8
General Obligations	22.0
Health Care	20.5
Education	9.8
Special Tax	9.3
State G.O.	6.1
Others(Individually Less Than 5%)	8.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	14.9
New York	9.0
Pennsylvania	7.7
New Jersey	6.5
Florida	6.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915941.100    3287-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Ohio Municipal Income Fund Fidelity® Ohio Municipal Income Fund : FOHFX

This semi-annual shareholder report contains information about Fidelity® Ohio Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Ohio Municipal Income Fund	$ 24	0.47%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$489,392,781
Number of Holdings	275
Portfolio Turnover	8%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	36.6
Education	20.2
Special Tax	8.4
General Obligations	7.0
Housing	5.0
Others(Individually Less Than 5%)	22.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915979.100    88-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class A : FHUGX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.77%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	23.8
General Obligations	22.0
Health Care	20.5
Education	9.8
Special Tax	9.3
State G.O.	6.1
Others(Individually Less Than 5%)	8.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	14.9
New York	9.0
Pennsylvania	7.7
New Jersey	6.5
Florida	6.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915937.100    3068-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class Z : FIWAX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.0
Transportation	21.7
Health Care	16.7
Housing	7.5
State G.O.	7.3
Electric Utilities	7.0
Others(Individually Less Than 5%)	15.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
New York	11.5
Illinois	8.8
New Jersey	4.6
Florida	4.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916015.100    3284-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Pennsylvania Municipal Income Fund Fidelity® Pennsylvania Municipal Income Fund : FPXTX

This semi-annual shareholder report contains information about Fidelity® Pennsylvania Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Pennsylvania Municipal Income Fund	$ 24	0.48%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$399,407,787
Number of Holdings	221
Portfolio Turnover	4%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Health Care	26.9
Transportation	19.3
Education	18.9
General Obligations	13.4
Housing	7.2
Others(Individually Less Than 5%)	14.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916010.100    402-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class C : FCSHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 64	1.29%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.0
Transportation	21.7
Health Care	16.7
Housing	7.5
State G.O.	7.3
Electric Utilities	7.0
Others(Individually Less Than 5%)	15.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
New York	11.5
Illinois	8.8
New Jersey	4.6
Florida	4.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916012.100    1274-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class M : FLUVX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 37	0.75%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	23.8
General Obligations	22.0
Health Care	20.5
Education	9.8
Special Tax	9.3
State G.O.	6.1
Others(Individually Less Than 5%)	8.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	14.9
New York	9.0
Pennsylvania	7.7
New Jersey	6.5
Florida	6.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915939.100    3070-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Limited Term Municipal Income Fund Fidelity Advisor® Limited Term Municipal Income Fund Class M : FTSHX

This semi-annual shareholder report contains information about Fidelity® Limited Term Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 27	0.55%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$2,594,296,689
Number of Holdings	988
Portfolio Turnover	19%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	24.0
Transportation	21.7
Health Care	16.7
Housing	7.5
State G.O.	7.3
Electric Utilities	7.0
Others(Individually Less Than 5%)	15.8
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	15.5
New York	11.5
Illinois	8.8
New Jersey	4.6
Florida	4.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916013.100    1275-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Conservative Income Municipal Bond Fund Fidelity Advisor® Conservative Income Municipal Bond Fund Class I : FMNGX

This semi-annual shareholder report contains information about Fidelity® Conservative Income Municipal Bond Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 13	0.25%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$1,498,953,331
Number of Holdings	540
Portfolio Turnover	73%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Synthetics	19.2
General Obligations	17.4
Resource Recovery	12.8
Industrial Development	11.6
Transportation	10.1
Health Care	7.8
Electric Utilities	7.8
Housing	6.0
Others(Individually Less Than 5%)	7.3
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (3.8)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Non-state Specific	12.9
Texas	11.3
Florida	8.0
Pennsylvania	7.0
North Dakota	6.2

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9916157.100    7366-TSRS-0824

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2024
Fidelity® Municipal Income Fund Fidelity Advisor® Municipal Income Fund Class C : FKISX

This semi-annual shareholder report contains information about Fidelity® Municipal Income Fund for the period January 1, 2024 to June 30, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 75	1.51%
Key Fund Statistics
(as of June 30, 2024)

KEY FACTS
Fund Size	$4,615,397,246
Number of Holdings	1,417
Portfolio Turnover	11%
What did the Fund invest in?
(as of June 30, 2024)

REVENUE SOURCES (% of Fund's net assets)
Transportation	23.8
General Obligations	22.0
Health Care	20.5
Education	9.8
Special Tax	9.3
State G.O.	6.1
Others(Individually Less Than 5%)	8.5
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Illinois	14.9
New York	9.0
Pennsylvania	7.7
New Jersey	6.5
Florida	6.3

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2024 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915938.100    3069-TSRS-0824

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Limited Term Municipal Income Fund

Semi-Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Limited Term Municipal Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 99.9%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 2.6%
Birmingham Arpt. Auth. Series 2020:
5% 7/1/26 (Build America Mutual Assurance Insured)	555	573
5% 7/1/27 (Build America Mutual Assurance Insured)	500	525
Black Belt Energy Gas District:
Bonds:
(Proj. No. 5) Series A, 4%, tender 10/1/26 (b)	4,000	4,003
Series 2022 E, 5%, tender 6/1/28 (b)	4,945	5,150
Series 2023 D1, 5.5%, tender 2/1/29 (b)	4,460	4,733
Series 2022 C1:
5.25% 12/1/26	1,845	1,896
5.25% 6/1/27	1,290	1,334
5.25% 12/1/27	1,170	1,218
5.25% 6/1/28	1,540	1,604
5.25% 12/1/28	1,275	1,333
5.25% 6/1/29	1,000	1,052
Huntsville Health Care Auth. Bonds Series 2023 A, 5%, tender 6/1/30 (b)	8,950	9,553
Jefferson County Swr. Rev. Series 2024, 5% 10/1/29	1,195	1,283
Mobile County Board of School Commissioners Series 2016 A, 5% 3/1/25	1,225	1,236
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1%, tender 6/26/25 (b)	5,030	4,881
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	10,000	10,557
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/25	725	723
4% 6/1/26	1,500	1,490
4% 6/1/27	2,440	2,421
4% 6/1/28	3,780	3,743
Bonds Series 2022 B1, 5%, tender 8/1/28 (b)	6,035	6,270
Univ. of Alabama Gen. Rev. Series 2019 C, 5% 7/1/31	2,285	2,480
TOTAL ALABAMA		68,058
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	985	946
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/26 (c)	1,510	1,554
Alaska Muni. Bond Bank Series 2015 B, 5% 3/1/28 (c)	1,390	1,401
TOTAL ALASKA		3,901
Arizona - 2.1%
Arizona Board of Regents Arizona State Univ. Rev.:
Series 2016 A, 5% 7/1/26	275	280
Series 2021:
5% 8/1/26	1,100	1,141
5% 8/1/27	1,500	1,583
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	1,465	1,472
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/25	1,100	1,109
5% 2/1/26	1,200	1,230
5% 2/1/27	1,200	1,250
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	8,765	8,998
Glendale Union School District 205 Series A:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	200	206
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	250	261
Maricopa County Indl. Dev. Auth. Series 2024 D:
5% 12/1/28 (d)	2,100	2,221
5% 12/1/29 (d)	4,000	4,286
5% 12/1/30 (d)	3,250	3,516
Maricopa County Indl. Dev. Auth. Sr. Living Facilities (Christian Care Surprise, Inc. Proj.) Series 2016, 5% 1/1/26 (e)	515	497
Maricopa County Rev. Bonds:
Series 2019 D, 5%, tender 5/15/26 (b)	6,765	6,930
Series 2023 A2, 5%, tender 5/15/28 (b)	4,480	4,720
Maricopa County Spl. Health Care District Gen. Oblig. Series 2021 D, 5% 7/1/26	3,000	3,100
Maricopa County Unified School District #48 Scottsdale Series D:
4% 7/1/25	800	806
4% 7/1/26	900	914
4% 7/1/27	225	231
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	1,500	1,521
Phoenix Civic Impt. Corp. Series 2019 B, 5% 7/1/28	1,910	2,013
Pima County Unified School District #1 Tucson Series 2024 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	900	962
5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	600	651
Tucson Ctfs. of Prtn. Series 2016, 5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	1,245	1,285
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/26	2,000	2,068
TOTAL ARIZONA		53,251
California - 4.2%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2021 A, 2%, tender 4/1/28 (b)	7,365	6,833
Series A, 2.95%, tender 4/1/26 (b)	4,770	4,676
Series B, 2.85%, tender 4/1/25 (b)	3,900	3,860
California Gen. Oblig.:
Series 2017, 5% 8/1/26	1,200	1,244
Series 2020:
4% 11/1/26	700	713
5% 11/1/28	6,690	7,216
Series 2023, 5% 10/1/28	4,000	4,308
California Infrastructure and Econ. Dev. Bank Rev.:
Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	780	687
Series 2024 A, 3.25% 8/1/29	1,005	986
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.) Series 2023 B, 5% 12/1/28	5,950	6,427
Series 2023 A, 5% 12/1/29	2,000	2,197
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Series 1999, 0% 8/1/28 (AMBAC Insured)	1,435	1,255
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/26 (Build America Mutual Assurance Insured) (c)	1,000	1,024
5% 7/1/27 (Build America Mutual Assurance Insured) (c)	1,340	1,390
5% 7/1/28 (Build America Mutual Assurance Insured) (c)	2,885	3,027
5% 7/1/29 (Build America Mutual Assurance Insured) (c)	3,025	3,192
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/25 (c)	880	890
5% 5/15/25 (Escrowed to Maturity) (c)	120	121
Series 2017 B, 5% 5/15/25 (c)	2,265	2,292
Series 2018 B:
5% 5/15/25 (c)	1,305	1,320
5% 5/15/26 (c)	1,545	1,585
Series 2018 C, 5% 5/15/27 (c)	1,615	1,672
Series 2020 C, 5% 5/15/26 (c)	2,645	2,714
Los Angeles Unified School District Series 2024 A, 5% 7/1/28	5,000	5,373
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/28	3,450	3,715
Port of Oakland Rev.:
Series 2017, 5% 5/1/26 (c)	1,825	1,869
Series 2021:
5% 5/1/26 (c)	5	5
5% 5/1/27 (c)	3,395	3,519
5% 5/1/27 (c)	5	5
5% 5/1/28 (c)	985	1,032
5% 5/1/28 (c)	15	16
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2020 C, 5% 7/1/26 (c)	1,000	1,022
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 1/1/27 (c)	2,405	2,472
Series 2022 A:
5% 5/1/26 (c)	4,535	4,652
5% 5/1/27 (c)	4,590	4,737
5% 5/1/28 (c)	6,130	6,401
5% 5/1/29 (c)	4,100	4,336
Series 2023 A, 5% 5/1/25 (c)	1,770	1,791
Southern California Pub. Pwr. Auth. Rev. Bonds Series 2020 C, 0.65%, tender 7/1/25 (b)	8,000	7,700
TOTAL CALIFORNIA		108,274
Colorado - 1.8%
Colorado Health Facilities Auth. Rev. Bonds Bonds:
Series 2019 B:
5%, tender 8/1/25 (b)	2,950	2,978
5%, tender 8/1/26 (b)	2,035	2,075
5%, tender 11/19/26 (b)	615	638
5%, tender 11/19/26 (b)	6,065	6,255
Series 2023 A1, 5%, tender 11/15/28 (b)	12,265	13,020
Series 2024 A1, 5%, tender 11/15/29 (b)	2,070	2,231
Series 2024 A2, 5%, tender 11/15/31 (b)	1,270	1,395
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	895	894
Series 2019 H, 4.25% 11/1/49	430	430
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/26	1,000	1,033
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/29 (c)	1,205	1,265
Series 2020 B1, 5% 11/15/24 (c)	1,500	1,507
E-470 Pub. Hwy. Auth. Rev. Series 2020 A, 5% 9/1/26	1,750	1,809
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2019 C, 2%, tender 10/15/24 (b)	9,030	8,983
Series 2021 C3A, 2%, tender 10/15/25 (b)	1,625	1,584
Series 2021 C3B, 2%, tender 10/15/26 (b)	1,345	1,283
TOTAL COLORADO		47,380
Connecticut - 2.3%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/30	965	1,042
Series 2020 C, 2% 6/1/25	1,000	982
Series 2022 E, 5% 11/15/26	6,000	6,256
Series C, 4% 6/1/26	1,100	1,117
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2014 B, 1.8%, tender 7/1/24 (b)	3,150	3,150
Series 2017 B2, 3.2%, tender 7/1/26 (b)	3,370	3,353
Series 2017 C2, 2.8%, tender 2/3/26 (b)	19,250	18,979
Series 2024 B, 5%, tender 7/1/29 (b)(d)	9,195	9,876
Series 2016 A, 2%, tender 7/1/26 (b)	1,725	1,667
Series 2019 A:
4% 7/1/24 (e)	1,090	1,090
5% 7/1/25 (e)	705	698
5% 7/1/28 (e)	1,315	1,273
5% 7/1/29 (e)	940	906
Series 2022 M:
5% 7/1/24	175	175
5% 7/1/27	250	258
5% 7/1/28	300	312
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series A, 5% 9/1/26	1,025	1,065
Hartford County Metropolitan District Gen. Oblig. Series 2021 A:
5% 9/1/27	800	846
5% 9/1/28	775	834
New Haven Gen. Oblig. Series 2016 A, 5% 8/15/25 (Assured Guaranty Muni. Corp. Insured)	980	994
Stratford Gen. Oblig. Series 2019, 5% 1/1/26	3,735	3,817
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/26	1,000	1,038
TOTAL CONNECTICUT		59,728
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	1,475	1,432
District Of Columbia - 2.5%
District of Columbia Income Tax Rev. Series 2022 C, 5% 12/1/27	5,900	6,263
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (b)	7,540	7,485
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	1,140	1,144
Series 2017 A, 5% 10/1/26 (c)	12,905	13,278
Series 2019 A, 5% 10/1/25 (c)	1,410	1,433
Series 2020 A:
5% 10/1/24 (c)	4,470	4,481
5% 10/1/25 (c)	4,470	4,543
Series 2021 A:
5% 10/1/25 (c)	3,000	3,049
5% 10/1/28 (c)	20,500	21,476
Washington D.C. Metropolitan Transit Auth. Rev. Series 2018, 5% 7/1/31	1,790	1,861
TOTAL DISTRICT OF COLUMBIA		65,013
Florida - 4.3%
Brevard County Health Facilities Auth. Rev. Series 2023 A:
5% 4/1/26	1,920	1,964
5% 4/1/28	2,115	2,219
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/25 (c)	6,645	6,650
Series 2015 C, 5% 10/1/24 (c)	1,015	1,017
Series 2019 A:
5% 10/1/24 (c)	1,300	1,303
5% 10/1/25 (c)	1,500	1,521
Series 2019 B:
5% 10/1/24 (c)	750	752
5% 10/1/25 (c)	755	766
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A:
5% 10/1/24	540	540
5% 10/1/26	1,940	1,964
Central Florida Expressway Auth. Sr. Lien Rev. Series 2021:
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	1,485	1,535
5% 7/1/27 (Assured Guaranty Muni. Corp. Insured)	8,200	8,626
Florida Dev. Fin. Corp. Healthcare Facility Rev. Bonds (Tampa Gen. Hosp. Proj.) Series 2024 B, 5%, tender 10/1/31 (b)	3,940	4,236
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 C, 5%, tender 12/1/25 (b)	1,270	1,286
Series 2024 E, 3.8%, tender 6/1/27 (b)	2,675	2,681
Florida Hsg. Fin. Corp. Rev. Series 2021 1, 3% 1/1/52	4,780	4,641
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/24	1,955	1,959
5% 10/1/25	1,710	1,732
5% 10/1/26	1,955	1,977
Florida Muni. Pwr. Agcy. Rev. Series 2016 A, 4% 10/1/26	530	536
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2015 A, 5% 10/1/29 (Pre-Refunded to 10/1/25 @ 100) (c)	1,070	1,084
Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	620	630
Series 2016, 5% 10/1/26 (c)	1,300	1,336
Series 2017 A:
5% 10/1/25 (c)	320	325
5% 10/1/25 (Escrowed to Maturity) (c)	1,675	1,701
5% 10/1/26 (c)	545	559
5% 10/1/26 (Escrowed to Maturity) (c)	2,025	2,083
5% 10/1/27 (Escrowed to Maturity) (c)	580	605
Series 2019 A:
5% 10/1/25 (c)	6,700	6,829
5% 10/1/27 (c)	1,940	2,012
Highlands County Health Facilities Auth. Rev. Bonds Series 2024 C, 5%, tender 11/15/31 (b)	2,675	2,935
Hillsborough County School Board Ctfs. of Prtn. (School Board of Hillsbrough County, Florida Master Lease Prog.) Series 2017 B, 5% 7/1/28	2,375	2,474
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	785	788
5% 10/1/25	610	623
5% 10/1/26	435	452
5% 10/1/27	345	365
5% 10/1/28	685	735
5% 10/1/29	595	649
5% 10/1/30	560	620
5% 10/1/32	510	580
Lee County Arpt. Rev. Series 2021 A:
5% 10/1/24 (c)	1,795	1,799
5% 10/1/25 (c)	3,325	3,372
Lee Memorial Health Sys. Hosp. Rev. Bonds Series 2019 A2, 5%, tender 4/1/26 (b)	4,810	4,880
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/24 (c)	1,800	1,801
Series 2014 A, 5% 10/1/31 (c)	1,750	1,752
Series 2016 A, 5% 10/1/27	1,275	1,311
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/27 (Assured Guaranty Muni. Corp. Insured)	1,880	1,902
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	9,950	9,950
Palm Beach County Health Facilities Auth. Hosp. Rev.:
(Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/28	150	155
Series 2014, 5% 12/1/24 (Escrowed to Maturity)	380	382
Palm Beach County Health Facilities Auth. Rev.:
Series 2015 C, 5% 5/15/30	2,490	2,493
Series 2021 C, 4% 5/15/29	1,440	1,386
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	2,170	2,170
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/25	980	997
5% 7/1/26	1,115	1,152
TOTAL FLORIDA		110,792
Georgia - 4.3%
Atlanta Arpt. Rev.:
Series 2020 A, 5% 7/1/26 (c)	3,000	3,079
Series 2020 B:
5% 7/1/27 (c)	4,000	4,143
5% 7/1/29 (c)	1,920	2,027
Series 2021 C, 5% 7/1/30 (c)	1,315	1,403
Series 2023 G:
5% 7/1/28 (c)	2,015	2,108
5% 7/1/29 (c)	5,635	5,949
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 3.7%, tender 6/13/28 (b)	2,265	2,283
Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 4, 3.8%, tender 5/21/26 (b)	3,500	3,509
Series 2012, 1.7%, tender 8/22/24 (b)	3,400	3,383
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 E, 3.25%, tender 2/3/25 (b)	900	892
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/26 (b)	4,840	4,922
Georgia Gen. Oblig. Series 2016 A, 5% 2/1/27	4,980	5,112
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2020 A:
4% 11/1/24	1,420	1,421
5% 1/1/25	1,000	1,007
5% 1/1/26	1,125	1,150
5% 1/1/26	1,000	1,022
5% 1/1/27	760	786
Main Street Natural Gas, Inc.:
Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	15,000	15,061
Series 2021 C, 4%, tender 12/1/28 (b)	16,990	17,044
Series 2023 D, 5%, tender 12/1/30 (b)	11,820	12,521
Series 2022 A:
4% 12/1/24	1,100	1,097
4% 12/1/25	170	169
4% 12/1/26	1,955	1,940
Series 2023 D, 5% 12/1/29	2,750	2,879
Series 2024 C:
5% 12/1/28	1,250	1,302
5% 12/1/29	2,700	2,827
5% 12/1/30	3,500	3,684
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	6,505	6,356
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 5% 4/1/26	1,200	1,229
TOTAL GEORGIA		110,305
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev. Series 2018 A, 5% 7/1/31 (c)	1,000	1,039
Hawaii Gen. Oblig. Series 2015 EZ, 5% 10/1/26	10,000	10,191
Honolulu City & County Gen. Oblig.:
Series 2016 C, 5% 10/1/28	1,000	1,077
Series 2020 F, 5% 7/1/26	800	828
Series 2022 A, 5% 11/1/26	1,985	2,066
TOTAL HAWAII		15,201
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	220	219
Illinois - 8.8%
Chicago Board of Ed.:
Series 2017 C:
5% 12/1/26	485	496
5% 12/1/27	1,830	1,886
Series 2019 A, 0% 12/1/26	3,500	3,148
Series 2023 A, 5% 12/1/30	5,000	5,292
Chicago Gen. Oblig. Series 2020 A, 5% 1/1/30	2,005	2,133
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Series 2007, 5.25% 12/1/32	2,920	3,368
Chicago Midway Arpt. Rev. Series 2016 A:
5% 1/1/27 (c)	2,810	2,838
5% 1/1/28 (c)	500	506
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/27 (c)	1,220	1,217
Series 2015 A:
5% 1/1/26 (c)	1,600	1,604
5% 1/1/27 (c)	1,000	1,004
Series 2015 C, 5% 1/1/26 (c)	1,540	1,544
Series 2016 A, 5% 1/1/27 (c)	840	851
Series 2017 D:
5% 1/1/26 (c)	445	453
5% 1/1/27 (c)	1,595	1,637
5% 1/1/29 (c)	215	220
Series 2022 A, 5% 1/1/26 (c)	830	844
Series 2022 C, 5% 1/1/26 (c)	2,300	2,340
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	1,225	1,237
Cook County Gen. Oblig.:
Series 2021 A:
5% 11/15/24	425	427
5% 11/15/25	425	434
5% 11/15/26	850	882
5% 11/15/27	1,075	1,132
Series 2021 B:
4% 11/15/25	1,100	1,108
4% 11/15/26	555	563
4% 11/15/27	565	576
4% 11/15/28	285	291
Series 2022 A:
5% 11/15/25	5,585	5,700
5% 11/15/26	300	311
5% 11/15/27	325	342
5% 11/15/28	350	374
5% 11/15/29	1,315	1,428
Cook County Sales Tax Rev.:
Series 2022 A:
5% 11/15/26	635	657
5% 11/15/27	350	368
5% 11/15/28	190	202
5% 11/15/29	140	152
5% 11/15/30	315	345
Series 2022 B:
5% 11/15/25	815	833
5% 11/15/26	360	373
5% 11/15/27	470	494
5% 11/15/28	290	309
5% 11/15/29	265	288
5% 11/15/30	275	301
Illinois Fin. Auth.:
Bonds Series 2020 B:
5%, tender 11/15/24 (b)	2,125	2,126
5%, tender 11/15/26 (b)	2,830	2,893
Series 2015, 5% 5/1/45 (Pre-Refunded to 5/1/25 @ 100)	1,190	1,203
Series 2021 A, 5% 10/1/31	3,000	3,364
Series 2022 A:
5% 10/1/26	265	269
5% 10/1/28	330	339
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C, 5% 8/1/26	1,650	1,691
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25 (Escrowed to Maturity)	740	745
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/26	4,300	4,370
5% 5/15/27	9,260	9,506
Series 2008 A3, 5% 11/1/30	2,940	3,024
Series 2015 A:
5% 11/15/24	1,490	1,495
5% 11/15/25	1,905	1,929
5% 11/15/26	1,955	1,983
Series 2015 B, 5% 11/15/24	1,910	1,917
Series 2016 A:
5.25% 8/15/28 (Pre-Refunded to 8/15/26 @ 100)	1,000	1,035
5.25% 8/15/29 (Pre-Refunded to 8/15/26 @ 100)	5,850	6,056
Series 2016 C, 5% 2/15/27	1,875	1,948
Series 2016:
5% 5/15/25	490	495
5% 5/15/26	980	997
5% 5/15/27	1,225	1,253
Series 2019:
5% 9/1/24	415	415
5% 9/1/25	900	897
5% 4/1/26	1,625	1,657
5% 9/1/26	300	299
5% 4/1/27	2,135	2,204
5% 9/1/27	500	500
5% 4/1/28	1,530	1,595
5% 4/1/29	2,000	2,108
Illinois Gen. Oblig.:
Series 2014, 5% 2/1/25	2,275	2,277
Series 2016:
4% 2/1/30 (Assured Guaranty Muni. Corp. Insured)	3,760	3,798
5% 1/1/26	2,970	3,031
Series 2017 C, 5% 11/1/29	14,620	15,233
Series 2017 D:
5% 11/1/25	6,635	6,758
5% 11/1/26	5,890	6,080
Series 2018 A, 5% 10/1/26	4,615	4,758
Series 2020 B:
5% 10/1/25	5,105	5,192
5% 10/1/28	6,500	6,875
Series 2022 B:
5% 3/1/26	6,880	7,037
5% 3/1/27	6,500	6,731
Series 2023 B, 5% 5/1/28	3,000	3,157
Series 2023 D, 5% 7/1/28	4,230	4,462
Series 2024 B:
5% 5/1/29	1,000	1,065
5% 5/1/30	2,000	2,153
5% 5/1/31	1,500	1,633
5% 5/1/32	3,000	3,294
Illinois Hsg. Dev. Auth. Rev. Series D, 3.75% 4/1/50	450	444
Illinois Sales Tax Rev. Series 2021 C, 5% 6/15/25	355	359
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2024 A, 5% 1/1/31	790	872
Lake, Cook, Kane & McHenry Countries Cmnty. Unit School District #220 Series 2021, 3% 12/1/32	1,250	1,167
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/25	4,915	4,810
0% 1/15/26	3,695	3,479
Metropolitan Pier & Exposition:
Series 1994, 0% 6/15/29 (FGIC Insured)	5,020	4,109
Series 2002:
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,440	1,976
0% 12/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,690	2,962
Series 2022 A, 3% 6/15/25	2,330	2,303
Series 2023 A, 5% 12/15/28	2,880	2,994
Sales Tax Securitization Corp.:
Series 2023 C, 5% 1/1/29	5,225	5,584
Series 2023 D, 5% 1/1/28	1,735	1,827
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/31	2,820	2,951
TOTAL ILLINOIS		228,192
Indiana - 2.1%
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	600	556
Series 2020 B, 0.95%, tender 4/1/26 (b)(c)	1,025	955
Indiana Fin. Auth. Health Sys. Rev. Bonds:
Series 2019 B, 2.25%, tender 7/1/25 (b)	6,405	6,284
Series 2023 B1, 5%, tender 7/1/28 (b)	5,865	6,190
Indiana Fin. Auth. Hosp. Rev. Bonds:
Series 2011 L, 0.7%, tender 1/1/26 (b)	1,105	1,053
Series 2011 M, 0.7%, tender 1/1/26 (b)	7,795	7,430
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2019 B, 3.5% 1/1/49	990	975
Series 2021 B, 3% 7/1/50	755	732
Series 2021 C1, 3% 1/1/52	3,375	3,247
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.):
Series 2016 A1, 5% 1/1/25 (c)	2,845	2,859
Series 2019 D, 5% 1/1/25 (c)	1,710	1,718
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (c)	3,680	3,743
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
Series 2017, 5%, tender 11/1/24 (b)(c)	1,250	1,252
Series 2019 A, 5%, tender 6/5/26 (b)(c)	15,985	16,281
TOTAL INDIANA		53,275
Iowa - 0.1%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2019 B, 5% 12/1/24 (c)	800	804
Series 2023 B, 5% 12/1/30 (c)	1,770	1,849
TOTAL IOWA		2,653
Kansas - 0.0%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A, 5% 9/1/25	785	798
Kentucky - 3.4%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. D/B/A King's Daughters Med. Ctr. Proj.) Series 2016 A, 5% 2/1/25	980	984
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2004 A, 1.75%, tender 9/1/26 (b)(c)	9,750	9,065
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	5,750	5,355
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A:
5% 11/1/25	3,000	3,067
5% 11/1/26	1,000	1,037
5% 11/1/27	1,000	1,053
Kentucky Hsg. Corp. Single Family Mtg. Rev. Series 2023 A, 6% 7/1/54	12,775	13,923
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2019 A1, 4%, tender 6/1/25 (b)	10,455	10,467
Series 2024 A, 5%, tender 7/1/30 (b)	4,000	4,193
Series A, 4%, tender 6/1/26 (b)	11,570	11,619
Series C1, 4%, tender 6/1/25 (b)	15,000	15,007
Series A:
4% 12/1/25	825	821
4% 6/1/26	1,085	1,075
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	5,985	6,118
Series 2023 A:
5% 10/1/28	2,500	2,645
5% 10/1/29	1,310	1,404
5% 10/1/30	1,485	1,609
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (c)	100	100
TOTAL KENTUCKY		89,542
Louisiana - 0.4%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	945	1,018
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2017 B:
5% 1/1/25 (c)	195	196
5% 1/1/26 (c)	490	498
Series 2017 D2, 5% 1/1/25 (c)	1,390	1,397
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (b)	3,765	3,632
Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	3,320	3,320
TOTAL LOUISIANA		10,061
Maine - 0.1%
Brunswick Series 2020, 2% 11/1/31	1,015	873
City of Portland Arpt. Series 2016, 5% 1/1/29	690	700
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2021 A:
5% 7/1/28	555	583
5% 7/1/29	600	639
5% 7/1/30	500	539
TOTAL MAINE		3,334
Maryland - 1.7%
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	700	672
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	1,125	1,118
Series 2019 C, 3.5% 3/1/50	1,100	1,082
Series 2021 C, 0.6% 7/1/24	1,095	1,095
Series 2023 E, 6.25% 3/1/54	600	651
Maryland Dept. of Trans.:
Series 2021 B, 5% 8/1/27 (c)	1,805	1,869
Series 2022 B, 5% 12/1/27	1,295	1,376
Series 2022, 5% 12/1/26	1,395	1,455
Maryland Gen. Oblig. Series 2022 2D, 3% 8/1/27	1,575	1,553
Maryland Health & Higher Edl. Bonds:
Series 2020 B2, 5%, tender 7/1/27 (b)	2,480	2,564
Series 2020, 5%, tender 7/1/25 (b)	8,525	8,578
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2015, 5% 7/1/25	1,730	1,750
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B:
2.5% 6/1/26 (c)	4,915	4,704
2.625% 6/1/27 (c)	4,030	3,800
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2024 A, 5% 7/1/31	3,770	4,234
Montgomery County Gen. Oblig. Series 2022 A, 5% 8/1/26	7,075	7,342
TOTAL MARYLAND		43,843
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2016 A, 0% 7/1/29	1,000	845
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds Series 2011 N, 0.45%, tender 7/1/25 (b)	5,000	4,789
Series 2015:
5% 7/1/25	740	750
5% 7/1/25 (Escrowed to Maturity)	1,915	1,942
Series 2016 I:
5% 7/1/25	1,475	1,495
5% 7/1/25	1,480	1,494
5% 7/1/26	980	999
Series 2019 A:
5% 7/1/25	825	833
5% 7/1/26	2,015	2,023
Series 2021:
4% 7/1/24	225	225
4% 7/1/25	235	233
Massachusetts Edl. Fing. Auth. Rev.:
Series 2020 C:
5% 7/1/25 (c)	850	862
5% 7/1/26 (c)	1,900	1,938
Series 2021 B, 5% 7/1/26 (c)	1,390	1,418
Series 2023 B:
5% 7/1/28 (c)	3,675	3,779
5% 7/1/29 (c)	2,650	2,748
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series I, 0.7%, tender 7/1/25 (b)	2,133	2,048
Massachusetts Port Auth. Rev.:
Series 2017 A, 5% 7/1/25 (c)	1,115	1,130
Series 2021 E, 5% 7/1/27 (c)	500	519
South Hadley Gen. Oblig. Series 2014, 2.75% 5/15/29	1,430	1,342
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/26	2,445	2,550
TOTAL MASSACHUSETTS		33,962
Michigan - 1.4%
Detroit Downtown Dev. Auth. Tax:
(Catalyst Dev. Proj.) Series 2024:
5% 7/1/28	500	529
5% 7/1/29	1,000	1,071
5% 7/1/31	1,000	1,093
(Catalyst Dev. project) Series 2024, 5% 7/1/30	1,240	1,341
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/24	925	925
Grand Traverse County Hosp. Fin. Auth. Series 2021:
5% 7/1/26	550	565
5% 7/1/27	900	937
5% 7/1/28	725	766
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/25	1,275	1,287
5% 5/15/25 (Escrowed to Maturity)	10	10
5% 5/15/26	1,230	1,257
5% 5/15/26 (Escrowed to Maturity)	5	5
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (b)	2,000	1,907
Series 2024 A:
5% 7/1/30	2,000	2,208
5% 7/1/31	2,170	2,428
Michigan Fin. Auth. Rev.:
Bonds Series 2015 D2, 1.2%, tender 4/13/28 (b)	635	563
Series 2015 A, 5% 8/1/26 (Pre-Refunded to 8/1/24 @ 100)	300	300
Series 2015 D1, 0.75% 10/15/25	1,000	963
Series 2020 A, 5% 6/1/25	2,000	2,021
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2021 A, 3% 6/1/52	1,760	1,698
Series A, 3.5% 12/1/50	825	810
Michigan State Univ. Revs. Series 2024 A:
5% 8/15/27	1,785	1,881
5% 8/15/28	2,125	2,278
5% 8/15/29	1,375	1,499
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	3,140	3,118
Novi Cmnty. School District Series I, 4% 5/1/25	600	603
Portage Pub. Schools Series 2016:
5% 5/1/25	1,100	1,115
5% 11/1/28	985	1,012
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
5% 7/1/24	765	765
5% 7/1/25	500	505
5% 7/1/26	750	765
TOTAL MICHIGAN		36,225
Minnesota - 1.5%
Duluth Econ. Dev. Auth. Series 2021 A:
3% 7/1/24	200	200
3% 7/1/25	615	602
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/25 (c)	460	462
5% 1/1/26 (c)	1,125	1,144
5% 1/1/27 (c)	3,800	3,901
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	11,835	12,485
Minnesota Gen. Oblig. Series 2023 A, 5% 8/1/29	7,810	8,560
Minnesota Hsg. Fin. Agcy.:
Series 2023 E, 6.25% 7/1/54	540	586
Series 2023 F, 5.75% 7/1/53	640	678
Series 2023, 6% 7/1/53	2,925	3,138
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,555	1,555
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	2,430	2,380
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2015 A, 5% 1/1/26	2,065	2,111
TOTAL MINNESOTA		37,802
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Magnolia Reg'l. Health Ctr. Proj.) Series 2021:
5% 10/1/25 (e)	1,320	1,319
5% 10/1/27 (e)	900	908
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	1,130	1,166
Series I:
5% 10/1/25	600	609
5% 10/1/27	800	830
TOTAL MISSISSIPPI		4,832
Missouri - 0.7%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/25	710	712
5% 3/1/26	980	1,003
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.):
Series 2020 A:
5% 3/1/26 (c)	1,185	1,207
5% 3/1/27 (c)	4,065	4,186
Series 2020 B:
5% 3/1/26	2,190	2,240
5% 3/1/27	1,535	1,597
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	2,485	2,544
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	260	258
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	5,370	5,569
TOTAL MISSOURI		19,316
Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2019 B, 4% 6/1/50	155	154
Series 2021 B, 3% 12/1/51	2,000	1,933
Series 2022 A, 3% 6/1/52	1,565	1,509
Series A1, 3.5% 6/1/50	2,225	2,185
TOTAL MONTANA		5,781
Nebraska - 1.5%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	9,280	9,775
Series 2019, 4%, tender 8/1/25 (b)	11,940	11,952
Douglas County Hosp. Auth. #2 Health Facilities Rev. Bonds Series 2020, 5%, tender 11/15/25 (b)	2,200	2,225
Lincoln Arpt. Auth. Series 2021:
5% 7/1/26 (c)	750	765
5% 7/1/27 (c)	1,275	1,316
5% 7/1/28 (c)	1,830	1,910
5% 7/1/29 (c)	1,000	1,056
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	705	694
Series 2019 E, 3.75% 9/1/49 (c)	700	690
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/26	1,260	1,292
Washington County Wstwtr Sol Bonds (Cargill, Inc. Projs.) Series 2012, 0.9%, tender 9/1/25 (b)(c)	7,400	7,157
TOTAL NEBRASKA		38,832
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2014 A2:
5% 7/1/28	525	525
5% 7/1/30	750	750
Series 2021 B:
5% 7/1/25 (c)	1,795	1,819
5% 7/1/27 (c)	6,000	6,206
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E:
5% 7/1/25	1,275	1,297
5% 7/1/27	2,245	2,362
Clark County School District:
Series 2017 A, 5% 6/15/26	1,285	1,325
Series 2020 B, 5% 6/15/26	5,805	5,994
Humboldt County Nev Poll. Cont. Rev. (Sierra Pacific Pwr. Co. Projs.) Series 2016 B, 3.55% 10/1/29	670	666
Nevada Gen. Oblig. Series 2015 A, 3% 8/1/29	2,175	2,105
Washoe County Gas Facilities Rev. Bonds (Sierra Pacific Pwr. Co. Projs.):
Series 2016 C, 4.125%, tender 10/1/29 (b)(c)	735	736
Series 2016 G, 3.625%, tender 10/1/29 (b)	535	532
TOTAL NEVADA		24,317
New Hampshire - 0.4%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
5% 8/15/24	600	601
5% 8/15/28	1,125	1,190
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A3, 2.15%, tender 7/1/24 (b)(c)	4,455	4,455
Series 2019 A4, 2.15%, tender 7/1/24 (b)(c)	2,250	2,250
New Hampshire Bus. Fin. Auth. Wtr. Facility (Pennichuck Wtr. Works, Inc. Proj.) Series 2014 A, 5% 1/1/25 (Escrowed to Maturity) (c)	1,000	1,005
TOTAL NEW HAMPSHIRE		9,501
New Jersey - 4.6%
New Jersey Econ. Dev. Auth. Series 2024 SSS:
5% 6/15/26	2,575	2,649
5% 6/15/27	1,070	1,118
New Jersey Econ. Dev. Auth. Rev.:
Series 2015 XX, 5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	975	991
Series 2019:
5.25% 9/1/24 (e)	300	301
5.25% 9/1/26 (e)	3,410	3,532
New Jersey Edl. Facility Series 2016 B, 4% 9/1/26	320	322
New Jersey Gen. Oblig.:
Series 2020 A, 4% 6/1/31	12,715	13,353
Series 2021, 2% 6/1/29	1,965	1,751
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Greystone Park Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/27	1,135	1,183
5% 9/15/28	1,250	1,320
(Marlboro Psychiatric Hosp. Proj.) Series 2024, 5% 9/15/29	1,010	1,079
Bonds:
Series 2019 B2, 5%, tender 7/1/25 (b)	3,890	3,942
Series 2019 B3, 5%, tender 7/1/26 (b)	2,750	2,820
Series 2016 A, 5% 7/1/24 (Escrowed to Maturity)	475	475
Series 2016, 5% 7/1/25	275	279
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2020:
5% 12/1/24 (c)	1,360	1,367
5% 12/1/25 (c)	2,440	2,478
5% 12/1/26 (c)	3,165	3,232
Series 2021 A, 5% 12/1/25 (c)	130	132
Series 2021 B:
5% 12/1/25 (c)	315	320
5% 12/1/26 (c)	1,425	1,455
New Jersey Hsg. & Mtg. Fin. Agcy. Rev. Series 2019 D, 4% 4/1/25 (c)	1,405	1,402
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2024, 5% 1/1/28 (d)	3,100	3,293
Series D, 5% 1/1/28	1,710	1,751
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	6,400	6,068
0% 12/15/26 (Assured Guaranty Corp. Insured)	1,585	1,452
0% 12/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,820	1,604
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	1,370	1,125
0% 12/15/31 (FGIC Insured)	5,400	4,081
Series 2010 A:
0% 12/15/25	1,140	1,081
0% 12/15/27	6,420	5,648
Series 2016 A, 5% 6/15/27	3,960	4,064
Series 2022 AA:
5% 6/15/26	9,745	10,025
5% 6/15/27	8,000	8,366
5% 6/15/28	10,000	10,623
Series A:
0% 12/15/26	11,265	10,293
5% 12/15/25	1,680	1,715
5% 12/15/26	2,600	2,698
TOTAL NEW JERSEY		119,388
New Mexico - 1.4%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/25 (c)	6,250	6,328
5% 9/1/28 (c)	2,000	2,077
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (b)	3,135	3,175
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	2,555	2,539
Series 2021 C, 3% 1/1/52	2,805	2,705
Series 2021 D, 3% 7/1/52	13,515	13,000
Series 2023 C, I 5.75% 3/1/54	1,960	2,090
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2019 A:
4% 11/1/24	1,450	1,449
4% 5/1/25	2,790	2,785
TOTAL NEW MEXICO		36,148
New York - 10.0%
East Hampton Union Free School District Series 2017, 2.25% 6/1/28	505	463
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds:
Series 2019 B, 1.65%, tender 9/1/24 (b)	7,255	7,218
Series 2020 B, 0.85%, tender 9/1/25 (b)	19,810	19,040
Series 2021 B, 1.5%, tender 9/1/26 (b)	3,360	3,163
Series 2021, 1% 9/1/25	2,805	2,690
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	1,540	1,579
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 5% 7/1/25	900	915
Series 2020 A:
5% 7/1/25	750	763
5% 7/1/26	500	519
New York Bridge Auth. Gen. Rev. Series 2021 B, 5% 1/1/27	1,500	1,567
New York City Gen. Oblig.:
Series 2020 A1, 5% 8/1/27	13,205	13,934
Series 2020 C1, 5% 8/1/30	1,000	1,105
Series 2022 B1, 5% 8/1/28	11,490	12,314
Series A, 5% 8/1/26	1,000	1,037
Series A6, 5% 8/1/25	250	250
Series F1, 5% 6/1/25	470	477
Series I1, 5% 3/1/27	615	616
New York City Hsg. Dev. Corp. Bonds:
Series 2023 E2, 3.8%, tender 1/3/28 (b)	690	693
Series 2024 A2, 3.625%, tender 7/1/28 (b)	5,210	5,206
Series 2024 B2, 3.7%, tender 7/3/28 (b)	8,610	8,651
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	1,360	1,308
Series 2021 K2, 0.9%, tender 1/1/26 (b)	12,290	11,583
Series 2021, 0.6%, tender 7/1/25 (b)	2,855	2,756
Series 2023 A2, 3.73%, tender 12/29/28 (b)	4,675	4,683
Series 2023 D, 4.3%, tender 11/1/28 (b)	2,355	2,400
New York City Indl. Dev. Agcy. Rev. Series 2021 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,000	1,007
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	1,000	1,024
5% 1/1/27 (Assured Guaranty Muni. Corp. Insured)	1,000	1,035
New York City Transitional Fin. Auth. Rev.:
Series 2017 E1, 5% 2/1/30	2,990	3,094
Series E1, 5% 2/1/26	475	480
New York Dorm. Auth. Rev.:
Series 2015 A:
5% 7/1/28	370	373
5% 7/1/28 (Pre-Refunded to 7/1/25 @ 100)	30	30
Series 2022:
5% 7/1/26	675	685
5% 7/1/27	710	726
5% 7/1/28	750	772
5% 7/1/29	1,065	1,104
New York Dorm. Auth. Sales Tax Rev.:
Series 2017 A, 5% 3/15/31	2,745	2,851
Series 2023:
5% 3/15/29	24,985	27,149
5% 3/15/29 (Escrowed to Maturity)	15	16
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 A, 5% 11/15/24	525	528
Series 2016 B1, 5% 11/15/24	670	674
Series 2017 B1, 4% 11/15/25	250	253
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	765	773
Series 2016 D, 5% 11/15/27	1,500	1,554
Series 2017 A2:
5% 11/15/25	2,620	2,675
5% 11/15/26	5,815	6,029
Series 2017 B, 5% 11/15/24	665	668
Series 2017 C1, 5% 11/15/28	4,340	4,598
New York State Dorm. Auth.:
Series 2018 A, 5% 3/15/27 (Escrowed to Maturity)	970	1,020
Series 2021 A, 5% 3/15/29	1,500	1,626
Series 2022 A, 5% 3/15/30	3,820	4,205
Series 2023 A:
5% 3/15/29	5,000	5,420
5% 3/15/30	7,295	8,030
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 D2, 0.65%, tender 11/1/25 (b)	2,565	2,452
Series 2021 J2:
1%, tender 11/1/26 (b)	1,770	1,635
1.1%, tender 5/1/27 (b)	6,610	5,968
Series J, 0.75% 5/1/25	1,545	1,495
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 4/1/25 (c)	1,130	1,137
5% 10/1/26 (c)	1,580	1,612
Series 221, 3.5% 10/1/32 (c)	300	293
New York Thruway Auth. Gen. Rev. Series 2014 K, 5% 1/1/32	795	800
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A:
5% 12/1/24 (c)	1,500	1,505
5% 12/1/25 (c)	2,295	2,326
5% 12/1/26 (c)	1,180	1,209
Series 2020 C:
5% 12/1/24	1,000	1,004
5% 12/1/25	800	815
5% 12/1/26	1,250	1,289
5% 12/1/27	1,250	1,307
5% 12/1/28	1,300	1,378
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/26 (c)	13,300	13,624
5% 12/1/27 (c)	12,605	13,059
5% 12/1/28 (c)	600	629
New York Urban Dev. Corp. Rev. Series 2015 A, 5% 3/15/26	250	255
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/25 (c)	625	628
5% 4/1/27 (c)	1,350	1,381
Suffolk County Gen. Oblig.:
Series 2022 A:
5% 6/15/25	695	706
5% 6/15/29	965	1,051
Series 2022 B:
5% 10/1/25	800	817
5% 10/1/26	410	426
5% 10/1/28	670	721
Syracuse Reg'l. Arpt. Auth. Series 2021:
5% 7/1/25 (c)	750	756
5% 7/1/26 (c)	1,145	1,162
5% 7/1/27 (c)	1,515	1,549
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2:
2%, tender 5/15/26 (b)	7,870	7,531
2%, tender 5/15/28 (b)	2,575	2,375
Series 2021 B, 5%, tender 5/15/26 (b)	2,470	2,528
TOTAL NEW YORK		258,752
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/25 (c)	1,980	2,001
Series 193:
5% 10/15/25 (c)	4,015	4,085
5% 10/15/29 (c)	1,350	1,366
Series 2015 193, 5% 10/15/27 (c)	7,425	7,520
Series 2023 242:
5% 12/1/27 (c)	2,700	2,817
5% 12/1/28 (c)	11,915	12,572
Series 223:
5% 7/15/25 (c)	1,500	1,521
5% 7/15/26 (c)	2,250	2,315
5% 7/15/27 (c)	3,055	3,172
5% 7/15/28 (c)	2,500	2,625
TOTAL NEW YORK AND NEW JERSEY		39,994
North Carolina - 1.6%
Asheville Spl. Obligations Series 2021, 5% 4/1/25	1,530	1,548
Charlotte Int'l. Arpt. Rev.:
Series 2019 B, 5% 7/1/27 (c)	735	760
Series 2021 B:
5% 7/1/26 (c)	5,535	5,680
5% 7/1/27 (c)	4,500	4,654
5% 7/1/28 (c)	1,675	1,753
5% 7/1/29 (c)	865	913
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	1,570	1,667
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/25 (Escrowed to Maturity)	1,115	1,136
5% 10/1/26 (Escrowed to Maturity)	1,360	1,407
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. Series 2021, 5% 5/1/25	260	262
North Carolina Grant Anticipation Rev. Series 2021:
5% 3/1/27	2,305	2,412
5% 3/1/28	2,375	2,528
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Series 2023 52A, 6.25% 1/1/55	1,200	1,302
Series 43, 4% 7/1/50	4,245	4,219
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	7,335	7,177
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	1,110	1,133
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2020 A, 5% 5/1/27 (c)	355	366
Union County Enterprise Systems Rev. Series 2021:
5% 6/1/26	750	776
5% 6/1/27	775	817
TOTAL NORTH CAROLINA		40,510
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	1,305	1,265
Series 2021 B, 3% 7/1/52	3,705	3,560
Series 2023 F, 6.25% 1/1/54	430	467
TOTAL NORTH DAKOTA		5,292
Ohio - 2.2%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5% 11/15/24	1,955	1,960
Series 2020:
5% 11/15/26	375	383
5% 11/15/27	185	191
American Muni. Pwr., Inc. Rev.:
Bonds Series 2021 A2, 1%, tender 8/15/24 (b)	2,150	2,141
Series 2021 A:
5% 2/15/26	300	307
5% 2/15/27	400	418
Series 2023 A:
5% 2/15/28	3,615	3,828
5% 2/15/29	4,555	4,893
Butler County Hosp. Facilities Rev. Series 2017, 5% 11/15/28	1,075	1,093
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	1,225	1,233
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	490	493
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/27	1,000	1,043
5% 8/1/28	1,000	1,057
Miami Univ. Series 2022 A, 5% 9/1/24	125	125
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.)) Series 2021:
5% 8/1/27	575	600
5% 8/1/28	1,295	1,369
Ohio Cap. Facilities Lease (Adult Correctional Bldg. Fund Projs.) Series 2021 A, 5% 10/1/26	1,750	1,814
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	1,345	1,266
Ohio Hosp. Rev.:
Bonds Series 2019 C, 2.75%, tender 5/1/28 (b)	3,920	3,783
Series 2024 A, 5% 1/1/32	6,150	6,904
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	215	216
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	1,545	1,682
Series 2021 C, 3.25% 3/1/51	15,285	14,869
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/25	2,065	2,077
5% 2/15/26	1,285	1,305
Series 2019, 5% 2/15/29	1,515	1,554
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/25	1,100	1,109
TOTAL OHIO		57,713
Oklahoma - 0.6%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	14,520	14,347
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev.:
(Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	285	310
(Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	310	346
Oklahoma Tpk. Auth. Tpk. Rev. Series 2017 D, 5% 1/1/25	775	781
TOTAL OKLAHOMA		15,784
Oregon - 0.3%
Marion & Polk Counties Salem-Keizer School District #24J Series 2020, 0% 6/15/28	2,300	1,943
Oregon Facilities Auth. Rev. (Samaritan Health Svcs. Proj.):
Series 2020 A:
5% 10/1/24	200	200
5% 10/1/25	225	227
5% 10/1/26	150	152
Series A, 5% 10/1/27	150	153
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	2,415	2,372
Port of Portland Arpt. Rev.:
Series 2020 27 A, 5% 7/1/29 (c)	430	454
Series 27 A, 5% 7/1/26 (c)	1,515	1,554
TOTAL OREGON		7,055
Pennsylvania - 2.6%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/26 (c)	1,750	1,778
5% 1/1/27 (c)	2,000	2,056
5% 1/1/28 (c)	2,250	2,335
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 3.5% 12/1/31	970	466
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 A, 4% 6/1/25	200	201
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/25	1,150	1,164
Geisinger Auth. Health Sys. Rev. Bonds:
Series 2020 B, 5%, tender 2/15/27 (b)	3,420	3,519
Series 2020 C, 5%, tender 4/1/30 (b)	3,625	3,858
Lancaster Muni. Auth. Rev. Series 2023 B, 5% 6/1/29	2,650	2,857
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/29	1,000	1,059
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	1,100	1,096
Series 2011, 2.15%, tender 7/1/24 (b)(c)	1,000	1,000
Pennsylvania Gen. Oblig.:
Series 2018:
3.2% 3/1/29	4,065	3,987
3.35% 3/1/30	6,055	5,989
Series 2019:
5% 7/15/28	1,760	1,889
5% 7/15/29	1,395	1,526
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C, 5% 8/15/25	2,855	2,908
Pennsylvania Hsg. Fin. Agcy.:
Series 2020 13 2A, 3.5% 4/1/51	515	509
Series 2021 137, 3% 10/1/51	5,305	5,071
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B:
5% 12/1/25	860	880
5% 12/1/26	1,000	1,040
5% 12/1/27	750	793
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/24	490	490
Series 2017 B, 5% 7/1/25 (c)	1,700	1,719
Series 2021:
5% 7/1/28 (c)	3,100	3,236
5% 7/1/29 (c)	1,830	1,931
Philadelphia School District:
Series 2018 A:
5% 9/1/25	700	711
5% 9/1/26	750	771
Series 2019 A, 5% 9/1/25	1,200	1,219
Reading School District Series 2017:
5% 3/1/25 (Assured Guaranty Muni. Corp. Insured)	320	323
5% 3/1/26 (Assured Guaranty Muni. Corp. Insured)	260	267
5% 3/1/27 (Assured Guaranty Muni. Corp. Insured)	250	259
5% 3/1/28 (Assured Guaranty Muni. Corp. Insured)	245	254
Southcentral Pennsylvania Gen. Auth. Rev. Series 2023 A, 5% 6/1/29	8,475	9,138
TOTAL PENNSYLVANIA		66,299
Puerto Rico - 0.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2022 A, 5% 7/1/28 (e)	7,500	7,772
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2021 A1:
0% 7/1/24	612	612
5.625% 7/1/29	2,265	2,429
Series 2022 A1, 5.375% 7/1/25	6,360	6,413
TOTAL PUERTO RICO		17,226
Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/25	5,385	5,425
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	390	388
Rhode Island Hsg. & Mtg. Fin. Corp. Rev. Series 72 A, 3.5% 10/1/50	835	820
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2018 A, 5% 12/1/25 (c)	845	857
Series 2019 A:
5% 12/1/24 (c)	1,275	1,281
5% 12/1/25 (c)	1,900	1,926
5% 12/1/26 (c)	1,000	1,021
5% 12/1/28 (c)	510	533
Series 2021 A, 5% 12/1/27 (c)	900	929
Series A:
4% 12/1/26 (c)	355	352
5% 12/1/26 (c)	1,200	1,225
Tobacco Settlement Fing. Corp. Series 2015 A:
5% 6/1/26	3,425	3,456
5% 6/1/27	980	990
TOTAL RHODE ISLAND		19,203
South Carolina - 0.8%
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015, 5% 12/1/26	1,075	1,088
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	795	790
Series 2023 B, 6% 1/1/54	955	1,040
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	2,910	2,948
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	4,805	4,880
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	2,310	2,346
South Carolina Pub. Svc. Auth. Rev.:
Series 2015 A, 5% 12/1/25	1,000	1,008
Series 2021 A:
5% 12/1/26	670	690
5% 12/1/27	750	782
Series 2021 B:
5% 12/1/24	1,400	1,406
5% 12/1/25	500	509
5% 12/1/26	500	515
5% 12/1/27	450	469
5% 12/1/28	800	845
York County School District #4 Series 2020, 1.25% 3/1/31	1,005	813
TOTAL SOUTH CAROLINA		20,129
South Dakota - 0.0%
South Dakota Hsg. Dev. Auth. Series 2023 G, 6.25% 5/1/55	610	662
Tennessee - 1.3%
Metropolitan Govt. Nashville & Davidson County Elec. Rev.:
Series 2024 A:
5% 5/15/27	1,000	1,053
5% 5/15/30	3,375	3,734
5% 5/15/33	2,000	2,310
Series 2024 B:
5% 5/15/27	3,495	3,682
5% 5/15/32	3,585	4,085
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 B:
5% 7/1/26 (c)	2,000	2,043
5% 7/1/27 (c)	2,435	2,518
5% 7/1/28 (c)	3,125	3,262
5% 7/1/29 (c)	3,800	4,010
5% 7/1/30 (c)	3,000	3,199
Shelby County Tenn Health Edl.& H Bonds Series 2024 B, 5%, tender 9/1/29 (b)	3,550	3,740
Tennessee Hsg. Dev. Agcy. Residential Series 2021 3A, 3% 1/1/52	1,445	1,393
TOTAL TENNESSEE		35,029
Texas - 15.5%
Alvin Independent School District Series 2024:
5% 2/15/30	1,000	1,099
5% 2/15/31	1,000	1,115
Austin Arpt. Sys. Rev.:
Series 2019 B:
5% 11/15/24 (c)	675	677
5% 11/15/25 (c)	650	660
Series 2019, 5% 11/15/24 (c)	2,500	2,508
Bastrop Independent School District Series 2023, 5% 2/15/30	1,150	1,264
Birdville Independent School District Series 2021, 5% 2/15/26	800	821
Boerne Independent School District Bonds:
Series 2023, 3.125%, tender 2/1/27 (b)	1,440	1,420
Series 2024, 4%, tender 2/1/28 (b)	2,530	2,591
Brazos County Gen. Oblig. Series 2020, 1.5% 9/1/32	1,335	1,058
Central Reg'l. Mobility Auth.:
Series 2016, 5% 1/1/26	2,800	2,861
Series 2020 F, 5% 1/1/25	4,455	4,462
Series 2021 C, 5% 1/1/27	6,865	7,013
City of Denton:
Series 2020 A, 5% 2/15/26	1,025	1,053
Series 2020, 2% 2/15/31	1,325	1,144
Clear Creek Independent School District Bonds Series 2021 B, 0.28%, tender 8/15/24 (b)	4,370	4,352
Clint Independent School District Series 2015 A, 5% 2/15/26	1,600	1,616
Comal County Series 2017, 4% 2/1/26	1,780	1,799
Comal Independent School District Series 2020, 1.5% 2/1/31	7,135	5,891
Coppell Tex Series 2020:
1% 2/1/31	1,395	1,097
1.125% 2/1/32	1,405	1,080
Cypress-Fairbanks Independent School District Bonds:
Series 2015 B1, 0.28%, tender 8/15/24 (b)	5,800	5,776
Series 2015 B2, 0.28%, tender 8/15/24 (b)	9,205	9,166
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 A, 5% 11/1/26	2,595	2,697
Denton Independent School District:
Bonds:
Series 2014 B:
2%, tender 8/1/24 (b)	265	265
2%, tender 8/1/24 (b)	505	504
Series 2019:
2%, tender 8/1/24 (b)	395	394
2%, tender 8/1/24 (b)	2,185	2,181
Series 2016, 0% 8/15/25	1,610	1,549
El Paso Gen. Oblig. Series 2024:
5% 8/15/28 (d)	1,665	1,775
5% 8/15/29 (d)	1,000	1,082
5% 8/15/30 (d)	1,000	1,096
5% 8/15/31 (d)	1,250	1,388
El Paso Wtr. & Swr. Rev.:
Series 2017, 5% 3/1/30	1,750	1,817
Series 2020, 3% 3/1/30	1,150	1,109
Fort Bend Independent School District Bonds:
Series 2020 B, 0.875%, tender 8/1/25 (b)	9,400	9,103
Series 2021 B, 0.72%, tender 8/1/26 (b)	2,970	2,743
Fort Worth Gen. Oblig. Series 2020, 5% 3/1/26	3,800	3,912
Goose Creek Consolidated Independent School District Bonds Series 2021 B, 0.6%, tender 8/17/26 (b)	3,500	3,288
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	10,430	10,962
Hallsville Independent School District Series 2020, 5% 2/15/30	1,000	1,079
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev.:
Series 2016, 5% 11/15/25	1,500	1,528
Series 2024, 5% 5/15/29	2,320	2,485
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Bonds:
Series 2019 B, 5%, tender 12/1/26 (b)	6,545	6,782
Series 2020 A, 0.9%, tender 5/15/25 (b)	4,845	4,696
Series 2020 C, 5%, tender 12/1/26 (b)	7,000	7,254
Series 2024 C, 5%, tender 7/1/54	10,000	10,711
Series 2014 A, 5% 12/1/26	1,085	1,091
Harris County Hosp. District Series 2016, 3% 2/15/31	2,650	2,512
Hays Consolidated Independent School District Series 2022:
5% 2/15/27	650	679
5% 2/15/28	650	691
5% 2/15/29	1,000	1,082
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/25 (c)	1,550	1,569
Series 2018 C:
5% 7/1/26 (c)	500	511
5% 7/1/27 (c)	905	936
Series 2020 B, 5% 7/1/26	2,250	2,325
Houston Gen. Oblig. Series 2017 A, 5% 3/1/27	1,545	1,615
Hurst Euless Bedford Independent School District Series 2024:
5% 8/15/29	1,500	1,636
5% 8/15/30	2,000	2,215
5% 8/15/31	4,535	5,094
Hutto Independent School District Bonds Series 2015, 2%, tender 8/1/25 (b)	1,250	1,229
Kilgore Independent School District Series 2020, 5% 2/15/26	1,075	1,104
Leander Independent School District Series 2023 A, 0% 2/15/31	5,630	4,423
Llano Texas Independent School District Series 2023:
5% 2/15/28	1,150	1,222
5% 2/15/29	500	541
5% 2/15/30	1,500	1,648
5% 2/15/31	750	795
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	1,075	1,088
5% 11/1/30 (c)	1,960	1,984
Series 2021:
5% 11/1/24 (c)	2,615	2,621
5% 11/1/25 (c)	3,920	3,971
5% 11/1/26 (c)	2,845	2,911
5% 11/1/27 (c)	2,885	2,985
5% 11/1/28 (c)	11,150	11,666
5% 11/1/29 (c)	11,705	12,394
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2021, 5% 5/15/25	1,315	1,333
Series 2023, 5% 5/15/26 (Assured Guaranty Muni. Corp. Insured)	6,625	6,842
Series 2022, 5% 5/15/27 (Assured Guaranty Muni. Corp. Insured)	1,385	1,451
Lubbock Elec. Lt. & Pwr. Sys. Rev. Series 2021, 5% 4/15/27	1,450	1,510
McKinney Independent School District Series 2021, 5% 2/15/27	1,300	1,360
Medina Valley Texas Independent School District Series 2023:
5% 2/15/28 (Permanent School Fund of Texas Insured)	1,825	1,939
5% 2/15/29 (Permanent School Fund of Texas Insured)	1,605	1,735
5% 2/15/30 (Permanent School Fund of Texas Insured)	3,065	3,368
5% 2/15/31 (Permanent School Fund of Texas Insured)	4,555	5,080
Midlothian Independent School District Bonds Series 2013 C:
2%, tender 8/1/24 (b)	530	529
2%, tender 8/1/24 (b)	1,115	1,113
Midway Independent School District Series 2021, 4% 8/1/27	1,425	1,457
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2018, 0.370% x SIFMA Municipal Swap Index 4.255%, tender 7/1/24 (b)(c)(f)	8,320	8,319
New Caney Independent School District Bonds Series 2018, 1.25%, tender 8/15/24 (b)	7,200	7,176
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/26	2,425	2,472
North East Texas Independent School District Bonds:
Series 2019, 2.2%, tender 8/1/24 (b)	2,345	2,342
Series 2024, 3.75%, tender 8/1/27 (b)	3,395	3,406
North Texas Tollway Auth. Rev. Series 2021 B, 5% 1/1/29	1,970	2,107
Northside Independent School District Bonds:
Series 2019, 1.6%, tender 8/1/24 (b)	7,660	7,646
Series 2020, 0.7%, tender 6/1/25 (b)	11,510	11,209
Series 2024 B, 3.45%, tender 8/1/27 (b)	9,485	9,482
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (b)	6,615	6,591
Pecos Barstow Toyah Independent School District Series 2023, 5% 2/15/30	2,200	2,344
Pharr San Juan Alamo Independent School District Series 2016, 5% 2/1/26	1,130	1,141
Plano Gen. Oblig. Series 2024:
5% 9/1/27	1,020	1,079
5% 9/1/28	1,070	1,150
5% 9/1/29	1,120	1,223
Plano Wtrwks. & Swr. Sys. Rev. Series 2021, 4% 5/1/28	1,110	1,142
San Antonio Arpt. Sys. Rev. Series 2019 A:
5% 7/1/25 (c)	1,250	1,266
5% 7/1/25 (c)	1,350	1,367
5% 7/1/26 (c)	1,500	1,534
5% 7/1/26 (c)	1,460	1,491
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2015 D, 1.125%, tender 12/1/26 (b)	10,810	9,841
Series 2022, 2%, tender 12/1/27 (b)	3,250	3,007
Tarrant County College Series 2022, 5% 8/15/27	3,000	3,163
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	4,490	4,600
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A, 5% 2/15/26	1,465	1,503
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	3,915	4,269
Texas Gen. Oblig. Series 2020 B:
3% 8/1/25 (c)	4,610	4,560
3% 8/1/26 (c)	4,845	4,745
4% 8/1/27 (c)	5,085	5,109
Texas St Technical College Sys. Series 2022 A:
5% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	4,690	5,147
5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	2,000	2,252
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	16,470	15,394
Texas Wtr. Dev. Board Rev.:
Series 2016:
4% 10/15/30	4,600	4,635
5% 4/15/29	7,500	7,721
Series 2022, 5% 8/1/30	1,210	1,339
Waco Gen. Oblig. Series 2021 A, 1.5% 2/1/31	3,770	3,110
Waxahachie Independent School District Series 2021, 3% 8/15/30	1,905	1,840
Wichita Falls Independent School District Series 2021:
4% 2/1/25	600	602
4% 2/1/26	850	859
4% 2/1/27	1,100	1,118
4% 2/1/28	900	922
TOTAL TEXAS		401,401
Utah - 0.8%
Ogden City Utah School District Series 2020, 1.25% 6/15/31	1,730	1,372
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/27 (c)	510	527
Series 2018 A, 5% 7/1/26 (c)	2,550	2,605
Series 2021 B:
5% 7/1/24	250	250
5% 7/1/25	530	538
5% 7/1/26	1,150	1,187
5% 7/1/27	750	786
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	13,205	13,561
TOTAL UTAH		20,826
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	1,715	1,641
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2017 A:
5% 6/15/26 (c)	1,045	1,063
5% 6/15/27 (c)	560	572
Series 2021 A:
5% 6/15/27 (c)	350	357
5% 6/15/28 (c)	425	436
5% 6/15/29 (c)	400	414
TOTAL VERMONT		4,483
Virginia - 0.8%
Arlington County IDA Hosp. Facilities:
Bonds Series 2023 A, 5%, tender 7/1/31 (b)	1,065	1,141
Series 2020, 5% 7/1/25	500	507
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	1,055	1,086
Halifax County Indl. Dev. Auth. Bonds (Virgina Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	1,975	1,980
Loudoun County Gen. Oblig. Series 2016 A, 2.5% 12/1/28	1,345	1,262
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2008 B, 0.75%, tender 9/2/25 (b)	6,750	6,377
Norfolk Arpt. Auth. Series 2021 A:
5% 7/1/27	750	783
5% 7/1/28	1,000	1,060
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (b)	875	929
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
5% 6/15/25	980	991
5% 6/15/26	1,680	1,719
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 0.75%, tender 9/2/25 (b)	3,000	2,834
TOTAL VIRGINIA		20,669
Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,406
King County Hsg. Auth. Rev.:
Series 2019:
4% 11/1/24	1,075	1,076
4% 11/1/25	1,260	1,269
4% 11/1/30	1,575	1,589
Series 2021:
3% 6/1/25	830	816
4% 12/1/28	375	378
4% 12/1/30	575	579
4% 12/1/31	450	445
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	21,845	20,920
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.):
Series 2023 A1, 5% 1/1/28	760	773
Series 2023 A2, 5% 1/1/28	380	391
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (c)	775	775
Series 2015 B, 5% 3/1/25	450	451
Series 2019, 5% 4/1/25 (c)	2,700	2,722
Series 2021 C:
5% 8/1/25 (c)	2,660	2,694
5% 8/1/26 (c)	3,655	3,744
5% 8/1/27 (c)	2,260	2,343
5% 8/1/28 (c)	6,320	6,612
Seattle Hsg. Auth. Rev.:
(Juniper Apts. Proj.) Series 2023, 5% 6/1/27	1,290	1,319
(Northgate Plaza Proj.) Series 2021, 1% 6/1/26	1,545	1,439
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/25	660	665
5% 1/1/26	390	401
Washington Health Care Facilities Auth. Rev. (Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	1,450	1,461
5% 8/15/26	2,560	2,590
5% 8/15/27	2,425	2,472
Washington Hsg. Fin. Commission Series 2021 2N:
5% 12/1/25	915	933
5% 6/1/27	500	520
TOTAL WASHINGTON		60,783
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds:
(Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	780	767
(Appalachian Pwr. Co. Amos Proj.) Series 2011 A, 1%, tender 9/1/25 (b)(c)	5,650	5,382
TOTAL WEST VIRGINIA		6,149
Wisconsin - 2.0%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/27	1,085	1,113
Madison Gen. Oblig. Series 2020 A, 1.375% 10/1/30	7,065	5,826
Milwaukee Gen. Oblig. Series 2018 N4, 5% 4/1/25	7,860	7,929
Roseman Univ. of Health Series 2018 A, 5% 12/1/27	760	766
Wisconsin Health & Edl. Facilities:
Bonds:
Series 2018 C1, 5%, tender 7/29/26 (b)	1,210	1,238
Series 2020 C, 5%, tender 2/15/27 (b)	5,000	5,082
Series 2017 A, 5% 4/1/29	1,765	1,824
Wisconsin Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2018 B2, 5%, tender 6/24/26 (b)	3,670	3,752
Series 2018 C3, 5%, tender 6/24/26 (b)	2,675	2,735
Series 2018 C4, 5%, tender 6/22/29 (b)	1,125	1,206
Series 2018, 5%, tender 6/22/29 (b)	1,635	1,754
Series 2024 A, 5% 2/15/29	13,090	13,743
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	1,230	1,186
Series 2021 C, 3% 9/1/52	1,935	1,866
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.81%, tender 5/1/25 (b)	1,335	1,287
TOTAL WISCONSIN		51,307
Wyoming - 0.0%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/27	370	375
TOTAL MUNICIPAL BONDS (Cost $2,666,940)		2,590,997

Money Market Funds - 0.7%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.33% (g)(h) (Cost $19,839)	19,835,080	19,839

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,686,779)	2,610,836
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(16,539)
NET ASSETS - 100.0%	2,594,297

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,676,000 or 0.8% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	19,565	261,881	261,605	620	(2)	-	19,839	1.0%
Total	19,565	261,881	261,605	620	(2)	-	19,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	2,590,997	-	2,590,997	-

Money Market Funds	19,839	19,839	-	-
Total Investments in Securities:	2,610,836	19,839	2,590,997	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,666,940)	$2,590,997
Fidelity Central Funds (cost $19,839)	19,839

Total Investment in Securities (cost $2,686,779)		$2,610,836
Cash		11
Receivable for fund shares sold		1,114
Interest receivable		27,959
Distributions receivable from Fidelity Central Funds		180
Receivable from investment adviser for expense reductions		28
Other receivables		1
Total assets		2,640,129
Liabilities
Payable for investments purchased
Regular delivery	$13,721
Delayed delivery	28,589
Payable for fund shares redeemed	1,604
Distributions payable	1,237
Accrued management fee	433
Distribution and service plan fees payable	29
Other affiliated payables	219
Total liabilities		45,832
Net Assets		$2,594,297
Net Assets consist of:
Paid in capital		$2,695,408
Total accumulated earnings (loss)		(101,111)
Net Assets		$2,594,297

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($116,498 ÷ 11,293 shares)(a)		$10.32
Maximum offering price per share (100/97.25 of $10.32)		$10.61
Class M :
Net Asset Value and redemption price per share ($7,615 ÷ 739 shares)(a)		$10.30
Maximum offering price per share (100/97.25 of $10.30)		$10.59
Class C :
Net Asset Value and offering price per share ($3,475 ÷ 338 shares)(a)(b)		$10.30
Limited Term Municipal Income :
Net Asset Value, offering price and redemption price per share ($1,691,341 ÷ 164,238 shares)		$10.30
Class I :
Net Asset Value, offering price and redemption price per share ($296,844 ÷ 28,810 shares)		$10.30
Class Z :
Net Asset Value, offering price and redemption price per share ($478,524 ÷ 46,448 shares)		$10.30
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.
Statement of Operations
Amounts in thousands		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$28,691
Income from Fidelity Central Funds		620
Total income		29,311
Expenses
Management fee	$2,615
Transfer agent fees	1,330
Distribution and service plan fees	178
Independent trustees' fees and expenses	3
Total expenses before reductions	4,126
Expense reductions	(161)
Total expenses after reductions		3,965
Net Investment income (loss)		25,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,148)
Fidelity Central Funds	(2)
Total net realized gain (loss)		(2,150)
Change in net unrealized appreciation (depreciation) on investment securities		(14,695)
Net gain (loss)		(16,845)
Net increase (decrease) in net assets resulting from operations		$8,501
Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,346	$47,987
Net realized gain (loss)	(2,150)	(11,359)
Change in net unrealized appreciation (depreciation)	(14,695)	66,472
Net increase (decrease) in net assets resulting from operations	8,501	103,100
Distributions to shareholders	(25,107)	(47,365)

Share transactions - net increase (decrease)	(42,943)	(282,666)
Total increase (decrease) in net assets	(59,549)	(226,931)

Net Assets
Beginning of period	2,653,846	2,880,777
End of period	$2,594,297	$2,653,846

Financial Highlights
Fidelity Advisor® Limited Term Municipal Income Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$10.16	$10.79	$10.89	$10.72	$10.49
Income from Investment Operations
Net investment income (loss) A,B	.088	.150	.109	.102	.141	.150
Net realized and unrealized gain (loss)	(.061)	.218	(.629)	(.094)	.183	.250
Total from investment operations	.027	.368	(.520)	.008	.324	.400
Distributions from net investment income	(.087)	(.148)	(.110)	(.103)	(.142)	(.150)
Distributions from net realized gain	-	-	-	(.005)	(.012)	(.020)
Total distributions	(.087)	(.148)	(.110)	(.108)	(.154)	(.170)
Net asset value, end of period	$10.32	$10.38	$10.16	$10.79	$10.89	$10.72
Total Return C,D,E	.26%	3.66%	(4.82)%	.07%	3.04%	3.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.63% H	.67%	.80%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.55 % H	.58%	.66%	.66%	.66%	.78%
Expenses net of all reductions	.55% H	.58%	.66%	.66%	.66%	.78%
Net investment income (loss)	1.70% H	1.47%	1.06%	.94%	1.31%	1.41%
Supplemental Data
Net assets, end of period (in millions)	$116	$122	$156	$223	$202	$180
Portfolio turnover rate I	19 % H	24%	20%	20%	19%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Limited Term Municipal Income Fund Class M

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.14	$10.77	$10.87	$10.70	$10.47
Income from Investment Operations
Net investment income (loss) A,B	.087	.150	.110	.104	.142	.154
Net realized and unrealized gain (loss)	(.061)	.218	(.629)	(.095)	.182	.250
Total from investment operations	.026	.368	(.519)	.009	.324	.404
Distributions from net investment income	(.086)	(.148)	(.111)	(.104)	(.142)	(.154)
Distributions from net realized gain	-	-	-	(.005)	(.012)	(.020)
Total distributions	(.086)	(.148)	(.111)	(.109)	(.154)	(.174)
Net asset value, end of period	$10.30	$10.36	$10.14	$10.77	$10.87	$10.70
Total Return C,D,E	.26%	3.67%	(4.82)%	.08%	3.06%	3.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.59% H	.63%	.72%	.72%	.74%	.75%
Expenses net of fee waivers, if any	.55 % H	.58%	.65%	.65%	.65%	.74%
Expenses net of all reductions	.55% H	.58%	.65%	.65%	.65%	.74%
Net investment income (loss)	1.70% H	1.47%	1.07%	.95%	1.32%	1.45%
Supplemental Data
Net assets, end of period (in millions)	$8	$8	$9	$8	$10	$12
Portfolio turnover rate I	19 % H	24%	20%	20%	19%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Limited Term Municipal Income Fund Class C

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.14	$10.77	$10.87	$10.70	$10.47
Income from Investment Operations
Net investment income (loss) A,B	.050	.076	.035	.024	.064	.072
Net realized and unrealized gain (loss)	(.061)	.217	(.629)	(.094)	.182	.250
Total from investment operations	(.011)	.293	(.594)	(.070)	.246	.322
Distributions from net investment income	(.049)	(.073)	(.036)	(.025)	(.064)	(.072)
Distributions from net realized gain	-	-	-	(.005)	(.012)	(.020)
Total distributions	(.049)	(.073)	(.036)	(.030)	(.076)	(.092)
Net asset value, end of period	$10.30	$10.36	$10.14	$10.77	$10.87	$10.70
Total Return C,D,E	(.11) %	2.91%	(5.51)%	(.65)%	2.31%	3.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.29% H	1.34%	1.50%	1.51%	1.52%	1.54%
Expenses net of fee waivers, if any	1.29 % H	1.31%	1.38%	1.38%	1.38%	1.52%
Expenses net of all reductions	1.29% H	1.31%	1.38%	1.38%	1.38%	1.52%
Net investment income (loss)	.97% H	.74%	.34%	.22%	.59%	.67%
Supplemental Data
Net assets, end of period (in millions)	$3	$5	$8	$10	$15	$20
Portfolio turnover rate I	19 % H	24%	20%	20%	19%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Limited Term Municipal Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.36	$10.15	$10.77	$10.87	$10.70	$10.47
Income from Investment Operations
Net investment income (loss) A,B	.100	.177	.139	.134	.172	.185
Net realized and unrealized gain (loss)	(.061)	.208	(.619)	(.095)	.182	.250
Total from investment operations	.039	.385	(.480)	.039	.354	.435
Distributions from net investment income	(.099)	(.175)	(.140)	(.134)	(.172)	(.185)
Distributions from net realized gain	-	-	-	(.005)	(.012)	(.020)
Total distributions	(.099)	(.175)	(.140)	(.139)	(.184)	(.205)
Net asset value, end of period	$10.30	$10.36	$10.15	$10.77	$10.87	$10.70
Total Return C,D	.38%	3.84%	(4.46)%	.36%	3.34%	4.18%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.34%	.47%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.30 % G	.31%	.37%	.37%	.37%	.45%
Expenses net of all reductions	.30% G	.31%	.37%	.37%	.37%	.45%
Net investment income (loss)	1.96% G	1.74%	1.35%	1.23%	1.60%	1.74%
Supplemental Data
Net assets, end of period (in millions)	$1,691	$1,873	$2,006	$2,565	$2,420	$2,245
Portfolio turnover rate H	19 % G	24%	20%	20%	19%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Limited Term Municipal Income Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.15	$10.78	$10.88	$10.71	$10.48
Income from Investment Operations
Net investment income (loss) A,B	.100	.177	.139	.133	.172	.178
Net realized and unrealized gain (loss)	(.071)	.217	(.629)	(.094)	.183	.250
Total from investment operations	.029	.394	(.490)	.039	.355	.428
Distributions from net investment income	(.099)	(.174)	(.140)	(.134)	(.173)	(.178)
Distributions from net realized gain	-	-	-	(.005)	(.012)	(.020)
Total distributions	(.099)	(.174)	(.140)	(.139)	(.185)	(.198)
Net asset value, end of period	$10.30	$10.37	$10.15	$10.78	$10.88	$10.71
Total Return C,D	.29%	3.93%	(4.55)%	.36%	3.34%	4.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38% G	.42%	.55%	.54%	.55%	.54%
Expenses net of fee waivers, if any	.30 % G	.32%	.37%	.37%	.37%	.51%
Expenses net of all reductions	.30% G	.32%	.37%	.37%	.37%	.51%
Net investment income (loss)	1.95% G	1.73%	1.35%	1.23%	1.60%	1.68%
Supplemental Data
Net assets, end of period (in millions)	$297	$294	$343	$420	$335	$276
Portfolio turnover rate H	19 % G	24%	20%	20%	19%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Limited Term Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.37	$10.15	$10.77	$10.87	$10.71	$10.48
Income from Investment Operations
Net investment income (loss) A,B	.102	.181	.145	.140	.178	.189
Net realized and unrealized gain (loss)	(.070)	.219	(.619)	(.094)	.173	.250
Total from investment operations	.032	.400	(.474)	.046	.351	.439
Distributions from net investment income	(.102)	(.180)	(.146)	(.141)	(.179)	(.189)
Distributions from net realized gain	-	-	-	(.005)	(.012)	(.020)
Total distributions	(.102)	(.180)	(.146)	(.146)	(.191)	(.209)
Net asset value, end of period	$10.30	$10.37	$10.15	$10.77	$10.87	$10.71
Total Return C,D	.31%	3.99%	(4.40)%	.42%	3.31%	4.22%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25% G	.30%	.43%	.42%	.43%	.43%
Expenses net of fee waivers, if any	.25 % G	.27%	.31%	.31%	.31%	.40%
Expenses net of all reductions	.25% G	.27%	.31%	.31%	.31%	.40%
Net investment income (loss)	2.00% G	1.78%	1.41%	1.29%	1.66%	1.79%
Supplemental Data
Net assets, end of period (in millions)	$479	$353	$358	$444	$336	$214
Portfolio turnover rate H	19 % G	24%	20%	20%	19%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Limited Term Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A,Class M, Class C, Limited Term Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,913
Gross unrealized depreciation	(79,940)
Net unrealized appreciation (depreciation)	$(75,027)
Tax cost	$2,685,863

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(7,999)
Long-term	(15,549)
Total capital loss carryforward	$(23,548)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Limited Term Municipal Income Fund	264,611	250,062
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	148	11
Class M	-%	.25%	10	-A
Class C	.75%	.25%	20	2
			178	13
A Amount represents less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	1
Class M	-A
1
A Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets A
Class A	105.18
Class M	5.13
Class C	2.08
Limited Term Municipal Income	862.10
Class I	257.17
Class Z	99.05
	1,330
A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Limited Term Municipal Income Fund	-	6,044	(74)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.55%	47
Class M	.55%	1
Class C	1.30%	-
Limited Term Municipal Income	.30%	-
Class I	.30%	112
		160

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $1.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Limited Term Municipal Income Fund
Distributions to shareholders
Class A	$993	$1,959
Class M	65	120
Class C	19	42
Limited Term Municipal Income	17,243	33,173
Class I	2,854	5,449
Class Z	3,933	6,622
Total	$25,107	$47,365
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Limited Term Municipal Income Fund
Class A
Shares sold	1,477	2,489	$15,243	$25,425
Reinvestment of distributions	93	184	957	1,879
Shares redeemed	(1,995)	(6,334)	(20,602)	(64,635)
Net increase (decrease)	(425)	(3,661)	$(4,402)	$(37,331)
Class M
Shares sold	37	132	$385	$1,348
Reinvestment of distributions	6	11	62	112
Shares redeemed	(56)	(263)	(575)	(2,686)
Net increase (decrease)	(13)	(120)	$(128)	$(1,226)
Class C
Shares sold	37	59	$379	$616
Reinvestment of distributions	2	4	18	39
Shares redeemed	(141)	(405)	(1,455)	(4,125)
Net increase (decrease)	(102)	(342)	$(1,058)	$(3,470)
Limited Term Municipal Income
Shares sold	17,212	53,880	$177,399	$547,805
Reinvestment of distributions	1,101	2,224	11,338	22,645
Shares redeemed	(34,783)	(73,154)	(358,131)	(743,019)
Net increase (decrease)	(16,470)	(17,050)	$(169,394)	$(172,569)
Class I
Shares sold	4,486	11,502	$46,277	$117,161
Reinvestment of distributions	259	494	2,671	5,032
Shares redeemed	(4,293)	(17,454)	(44,258)	(177,646)
Net increase (decrease)	452	(5,458)	$4,690	$(55,453)
Class Z
Shares sold	17,933	17,631	$184,484	$179,391
Reinvestment of distributions	258	387	2,653	3,938
Shares redeemed	(5,798)	(19,252)	(59,788)	(195,945)
Net increase (decrease)	12,393	(1,234)	$127,349	$(12,616)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Limited Term Municipal Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.701069.126
STM-SANN-0824
Fidelity® Conservative Income Municipal Bond Fund

Semi-Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Conservative Income Municipal Bond Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 60.9%
	Principal Amount (a)	Value ($)
Alabama - 1.2%
Black Belt Energy Gas District:
Bonds Series 2022 D1, 4%, tender 6/1/27 (b)	3,585,000	3,606,467
Series 2022 C1:
5.25% 12/1/24	255,000	255,997
5.25% 12/1/25	335,000	340,081
5.25% 6/1/26	780,000	796,681
Series 2022 E:
5% 6/1/25	1,005,000	1,012,564
5% 6/1/26	1,390,000	1,412,871
Series 2023 C:
5.5% 6/1/26	570,000	585,109
5.5% 6/1/27	245,000	253,935
Jefferson County Swr. Rev. Series 2024:
5% 10/1/24	200,000	200,504
5% 10/1/25	900,000	914,495
5% 10/1/26	545,000	561,357
5% 10/1/27	500,000	522,354
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	875,000	875,933
Series 2008, 3.65%, tender 1/10/25 (b)	6,735,000	6,719,386
Southeast Energy Auth. Rev. (Proj. No. 2) Series 2021 B1, 4% 6/1/25	390,000	389,014
TOTAL ALABAMA		18,446,748
Alaska - 0.1%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,075,000	1,092,154
Arizona - 1.7%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/24	635,000	637,830
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	12,550,000	12,883,344
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Projs.) Series 2017 A, 4.125%, tender 3/31/26 (b)(c)	1,460,000	1,450,120
Maricopa County Rev. Bonds:
Series 2023 A1, 5%, tender 5/15/26 (b)	2,390,000	2,448,261
Series C, 5%, tender 10/18/24 (b)	600,000	602,074
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2018, 5% 7/1/24 (c)	500,000	500,000
Series 2023:
5% 7/1/24 (c)	570,000	570,000
5% 7/1/26 (c)	1,155,000	1,185,453
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.05%, tender 8/1/24 (b)(c)	4,600,000	4,600,735
TOTAL ARIZONA		24,877,817
California - 3.9%
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997, 0% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	6,355,000	6,115,572
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	8,315,000	8,311,633
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4%, tender 10/1/24 (b)(c)	3,450,000	3,450,071
Series 2021 B, 4%, tender 7/15/24 (b)(c)	9,655,000	9,654,705
(Waste Mgmt., Inc. Proj.):
Series 2009 A, 1.3%, tender 2/3/25 (b)(d)	475,000	463,641
Series 2017 A, 4.25%, tender 12/2/24 (b)(c)	8,005,000	8,007,831
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs. INC. Proj.) Series 2023, 4.125%, tender 8/15/24 (b)(c)(d)	6,100,000	6,096,368
Los Angeles Dept. Arpt. Rev.:
Series 2022 C:
5% 5/15/25 (c)	935,000	945,968
5% 5/15/26 (c)	2,285,000	2,344,785
Series 2022 G, 5% 5/15/25 (c)	630,000	637,390
Series 2023 A:
5% 5/15/25 (c)	295,000	298,460
5% 5/15/26 (c)	510,000	523,344
Port of Oakland Rev.:
Series 2017, 5% 5/1/26 (c)	1,740,000	1,782,324
Series 2021, 5% 5/1/26 (c)	5,000	5,156
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 B, 5% 7/1/24 (c)	320,000	320,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 H, 5% 5/1/27 (c)	3,810,000	3,932,000
Series 2023 A:
5% 5/1/25 (c)	960,000	971,122
5% 5/1/26 (c)	3,760,000	3,856,841
San Jose Int. Arpt. Rev. Series 2021 B, 5% 3/1/25	240,000	242,788
TOTAL CALIFORNIA		57,959,999
Colorado - 1.0%
Colorado Health Facilities Auth. Rev. Bonds Series 2022 A:
5% 11/1/24	275,000	276,108
5% 11/1/25	255,000	259,958
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2019 C, 5%, tender 11/15/24 (b)	445,000	445,731
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/24 (c)	525,000	527,341
Series 2018 A, 5% 12/1/27 (c)	2,825,000	2,935,823
Series 2022 A:
5% 11/15/24 (c)	635,000	637,832
5% 11/15/25 (c)	1,555,000	1,585,543
Series 2022 D:
5% 11/15/25 (c)	2,540,000	2,589,889
5.25% 11/15/26 (c)	3,165,000	3,286,489
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	2,017,000	2,017,841
TOTAL COLORADO		14,562,555
Connecticut - 2.4%
Connecticut Gen. Oblig.:
Series 2013 A, 4.87% 3/1/25 (b)	685,000	687,015
Series 2016 B, 5% 5/15/25	320,000	324,753
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 1999 U2, 1.1%, tender 2/11/25 (b)	2,285,000	2,240,646
Series 2010 A3, 2.95%, tender 7/1/27 (b)	2,610,000	2,565,822
Series 2010 A4, 1.1%, tender 2/11/25 (b)	5,750,000	5,638,387
Series 2014 B, 1.8%, tender 7/1/24 (b)	625,000	625,000
Series 2017 B2, 3.2%, tender 7/1/26 (b)	1,850,000	1,840,617
Series 2017 C2, 2.8%, tender 2/3/26 (b)	10,995,000	10,840,142
Series 2022 L, 5% 7/1/25	285,000	288,952
Series 2024 A:
5% 7/1/27 (e)	2,900,000	3,043,125
5% 7/1/28 (e)	3,800,000	4,043,037
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2015 A, 5% 8/1/26	635,000	645,434
Series 2021 A, 5% 5/1/26	805,000	831,557
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	1,215,000	1,237,242
New Haven Gen. Oblig. Series 2023:
5% 8/1/24	380,000	380,236
5% 8/1/25	320,000	323,892
5% 8/1/26 (Build America Mutual Assurance Insured)	445,000	458,050
5% 8/1/27 (Build America Mutual Assurance Insured)	415,000	433,146
TOTAL CONNECTICUT		36,447,053
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. Bonds (Delmarva Pwr. & Lt. Co. Proj.) Series A, 1.05%, tender 7/1/25 (b)	370,000	359,214
District Of Columbia - 1.6%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (One Hawaii Avenue Proj.) Series 2024, 3.65%, tender 7/1/27 (b)	2,870,000	2,864,608
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/26 (c)	605,000	607,022
Series 2018 A, 5% 10/1/24 (c)	3,605,000	3,614,161
Series 2019 A:
5% 10/1/24 (c)	1,905,000	1,909,841
5% 10/1/26 (c)	825,000	848,841
Series 2020 A, 5% 10/1/24 (c)	4,575,000	4,586,626
Series 2022 A, 5% 10/1/24 (c)	825,000	827,096
Series 2023 A, 5% 10/1/26 (c)	1,250,000	1,286,123
Series 2024 A:
5% 10/1/25 (c)(e)	2,000,000	2,031,940
5% 10/1/27 (c)(e)	4,445,000	4,609,033
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/25	635,000	646,116
TOTAL DISTRICT OF COLUMBIA		23,831,407
Florida - 4.9%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/24 (c)	320,000	320,668
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	1,191,000	1,192,453
Broward County Port Facilities Rev. Series 2022, 5% 9/1/27 (c)	1,265,000	1,308,048
Broward County School Board Ctfs. of Prtn. Series 2022 A, 5% 7/1/25	1,010,000	1,026,295
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25 (Pre-Refunded to 12/1/24 @ 100)	2,990,000	3,008,278
Duval County School Board Ctfs. of Prtn. Series 2022 A:
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	1,775,000	1,804,513
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	3,115,000	3,220,256
Escambia County Fla Hsg. Fin. Auth. Bonds Series 2024, 3.8%, tender 6/1/26 (b)	4,400,000	4,402,937
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 B, 5%, tender 2/1/26 (b)	985,000	1,001,341
Series 2023 C, 5%, tender 12/1/25 (b)	705,000	713,625
Series 2024 E, 3.8%, tender 6/1/27 (b)	1,530,000	1,533,647
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2016 A, 5% 10/1/25 (Escrowed to Maturity) (c)	365,000	370,601
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A, 5% 9/1/26 (c)	1,435,000	1,470,190
Hillsborough County Aviation Auth. Rev. Series 2022 A:
5% 10/1/24 (c)	2,905,000	2,912,528
5% 10/1/25 (c)	1,180,000	1,199,553
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	370,000	371,294
5% 10/1/25	290,000	296,091
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	970,000	972,026
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023 A, 3.55%, tender 8/1/27 (b)	1,588,000	1,574,721
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds:
Series 2023 B, 4.05%, tender 9/1/25 (b)	695,000	695,846
Series 2023:
3.55%, tender 1/1/26 (b)	2,965,000	2,928,239
5%, tender 9/1/25 (b)	2,415,000	2,437,503
5%, tender 9/1/25 (b)	1,330,000	1,344,511
5%, tender 10/1/25 (b)	4,055,000	4,115,002
Miami-Dade County Aviation Rev. Series 2012 A, 5% 10/1/24	570,000	570,583
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
Series 2011, 5%, tender 11/1/24 (b)(c)	2,380,000	2,386,673
Series 2018 B, SIFMA Municipal Swap Index + 0.000% 4.255%, tender 7/5/24 (b)(c)(f)	24,600,000	24,598,047
Okeechobee County Solid Waste Rev. Bonds (Waste Mgmt., Inc.-Okeechobee Landfill Proj.) Series 2004 A, 0.55%, tender 7/1/24 (b)	955,000	954,999
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	1,815,000	1,871,467
Orlando Utils. Commission Util. Sys. Rev. Series 2013 A, 5% 10/1/24	320,000	321,183
Pasco County Tax Alloc Series 2023 A, 5.25% 9/1/25 (Assured Guaranty Muni. Corp. Insured)	160,000	162,920
Pasco County School Board Ctfs. of Prtn. Series 2022 A, 5% 8/1/26 (Assured Guaranty Muni. Corp. Insured)	665,000	686,815
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.15%, tender 6/1/26 (b)	1,296,000	1,303,029
TOTAL FLORIDA		73,075,882
Georgia - 1.3%
Atlanta Arpt. Rev. Series 2020 B, 5% 7/1/25 (c)	710,000	719,356
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 3.7%, tender 6/13/28 (b)	1,285,000	1,295,201
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994 4, 3.8%, tender 5/21/26 (b)	1,885,000	1,889,796
Series 2008 2, 3.375%, tender 3/12/27 (b)	730,000	724,371
Series 2012, 2.875%, tender 8/19/25 (b)	2,270,000	2,236,884
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (b)	725,000	725,000
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2021 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	125,000	125,909
Series 2022 A:
5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	215,000	215,000
5% 7/1/25 (Assured Guaranty Muni. Corp. Insured)	220,000	223,224
5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	230,000	237,096
Main Street Natural Gas, Inc.:
Bonds Series 2019 B, 4%, tender 12/2/24 (b)	1,290,000	1,290,576
Series 2022 A, 4% 12/1/25	800,000	795,476
Series 2023 B:
5% 9/1/25	220,000	221,989
5% 9/1/26	430,000	437,338
Series 2023 D:
5% 12/1/24	190,000	190,596
5% 12/1/25	350,000	354,840
5% 12/1/26	195,000	199,746
Series 2024 A1:
5% 3/1/25	345,000	346,489
5% 9/1/25	320,000	322,894
5% 3/1/26	430,000	435,420
5% 9/1/26	350,000	355,973
5% 3/1/27	700,000	713,765
5% 9/1/27	625,000	640,124
Series 2024 C:
5% 12/1/26	875,000	896,297
5% 12/1/27	1,000,000	1,034,040
Series 2025 B, 5% 9/1/25	325,000	327,939
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2012, 3.875%, tender 3/6/26 (b)	1,725,000	1,730,835
TOTAL GEORGIA		18,686,174
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/24	785,000	786,329
5% 10/1/25	980,000	991,590
TOTAL GUAM		1,777,919
Hawaii - 0.2%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	3,480,000	3,549,134
Illinois - 5.0%
Chicago Midway Arpt. Rev. Series 2023, 5% 1/1/27 (Build America Mutual Assurance Insured) (c)	635,000	652,623
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2022 A, 5% 1/1/25 (c)	695,000	698,339
Series 2022 C:
5% 1/1/25 (c)	1,430,000	1,436,871
5% 1/1/26 (c)	760,000	773,078
Chicago Wtr. Rev.:
Series 2017 2, 5% 11/1/24	635,000	637,901
Series 2023 B:
5% 11/1/24	795,000	798,632
5% 11/1/25	635,000	648,446
Cook County Gen. Oblig.:
Series 2021 A, 5% 11/15/24	285,000	286,343
Series 2022 A:
5% 11/15/24	3,775,000	3,792,785
5% 11/15/25	2,775,000	2,832,042
Cook County Sales Tax Rev. Series 2022 A, 5% 11/15/25	430,000	439,594
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 5%, tender 11/1/24 (b)(c)	7,940,000	7,962,261
Illinois Fin. Auth. Series 2022 A, 5% 10/1/24	100,000	99,961
Illinois Gen. Oblig.:
Series 2016, 5% 11/1/24	510,000	511,973
Series 2017 D:
5% 11/1/24	16,645,000	16,712,778
5% 11/1/26	930,000	960,043
5% 11/1/27	945,000	988,394
Series 2019 B, 5% 9/1/25	380,000	386,061
Series 2022 A, 5% 3/1/25	1,315,000	1,326,052
Series 2022 B:
5% 3/1/25	10,325,000	10,411,773
5% 3/1/26	3,850,000	3,937,668
Series 2023 C, 5% 5/1/26	2,540,000	2,603,748
Series 2023 D, 5% 7/1/25	7,985,000	8,093,532
Series 2024 B:
5% 5/1/26	585,000	599,645
5% 5/1/27	405,000	420,640
5% 5/1/28	670,000	705,645
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023:
4%, tender 6/1/25 (b)	1,868,000	1,868,006
5%, tender 2/1/26 (b)	893,000	904,252
5%, tender 2/1/26 (b)	966,000	978,172
Illinois Sales Tax Rev. Series 2021 C, 5% 6/15/25	170,000	171,932
McHenry County Conservation District Gen. Oblig. Series 2014, 5% 2/1/25	1,270,000	1,280,165
Metropolitan Pier & Exposition Series 2010 B1, 0% 6/15/26 (Assured Guaranty Muni. Corp. Insured)	720,000	667,459
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/26 (Escrowed to Maturity)	635,000	653,945
Univ. of Illinois Rev. Series 2023, 5% 10/1/27	255,000	265,821
TOTAL ILLINOIS		75,506,580
Indiana - 1.6%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 4.2%, tender 9/3/24 (b)(c)	6,750,000	6,752,772
Series B, 3.9%, tender 9/3/24 (b)	2,200,000	2,200,911
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 D, 5% 1/1/25 (c)	3,665,000	3,682,610
Indianapolis Arpt. Auth. Proj. Series 2019 D, 5% 1/1/26 (c)	3,035,000	3,087,226
Series 2016, 5% 1/1/26 (c)	1,270,000	1,291,854
Series 2022 G2:
5% 1/1/25 (c)	55,000	55,264
5% 1/1/26 (c)	255,000	259,388
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2023 I2:
5% 1/1/25 (c)	1,090,000	1,095,237
5% 1/1/26 (c)	665,000	676,443
5% 1/1/27 (c)	1,335,000	1,372,051
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2017, 5%, tender 11/1/24 (b)(c)	3,725,000	3,732,017
TOTAL INDIANA		24,205,773
Iowa - 0.1%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev.:
Series 2015 A, 5% 12/1/24 (c)	320,000	321,360
Series 2023 B, 5% 12/1/26 (c)	380,000	386,686
TOTAL IOWA		708,046
Kansas - 0.0%
Olathe Gen. Oblig. Series 2017 230, 2.5% 10/1/27	720,000	678,638
Kentucky - 1.1%
Kentucky Asset/Liability Commission Gen. Fund Rev. Series 2021 A, 5% 11/1/24	635,000	638,092
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 3.9%, tender 9/3/24 (b)	4,200,000	4,201,725
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (b)	3,220,000	3,221,399
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	8,255,000	8,302,460
TOTAL KENTUCKY		16,363,676
Louisiana - 0.3%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds:
(Loop Commons Proj.) Series 2024 B, 3.75%, tender 2/1/27 (b)	2,000,000	1,996,386
(Ridge Commons Proj.) Series 2024 B, 3.75%, tender 2/1/27 (b)	1,130,000	1,128,234
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	1,815,000	1,815,000
TOTAL LOUISIANA		4,939,620
Maryland - 0.5%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	4,810,000	4,762,625
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/24	350,000	352,288
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	1,750,000	1,760,843
Maryland Stadium Auth. Built to Learn Rev. Series 2022 A, 5% 6/1/25	575,000	582,959
TOTAL MARYLAND		7,458,715
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 5% 7/1/25	730,000	739,979
Series 2021 I, 5% 10/1/24	570,000	571,334
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	2,160,000	2,171,644
Series 2017 A, 5% 7/1/25 (c)	910,000	922,788
Series 2018 B, 5% 7/1/25 (c)	3,420,000	3,468,059
Series 2019 B, 5% 7/1/25 (c)	635,000	643,923
Series 2020 C, 5% 7/1/24 (c)	380,000	380,000
Series 2022 B:
5% 7/1/24 (c)	335,000	335,000
5% 7/1/25 (c)	1,780,000	1,805,013
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C, 5% 8/15/27	2,925,000	2,976,698
TOTAL MASSACHUSETTS		14,014,438
Michigan - 1.2%
Detroit Downtown Dev. Auth. Tax (Catalyst Dev. Proj.) Series 2024:
5% 7/1/26	400,000	411,863
5% 7/1/27	550,000	574,820
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	540,000	540,506
Bonds Series 2019 C, 3.75%, tender 5/15/26 (b)	3,600,000	3,589,644
Series 2015 D1, 0.55% 10/15/24	1,080,000	1,069,160
Series 2022:
5% 4/15/25	1,805,000	1,826,323
5% 4/15/26	3,010,000	3,097,128
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	770,000	754,564
Oakland Univ. Rev.:
Series 2022 A, 5% 3/1/25	125,000	126,163
Series 2022 B, 5% 3/1/25	755,000	762,022
Southfield Pub. Schools Series 2023:
5% 5/1/25	1,270,000	1,286,260
5% 5/1/26	1,475,000	1,519,554
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/26 (c)	565,000	572,432
Series 2017 E, 4% 12/1/25 (c)(d)	1,095,000	1,098,339
TOTAL MICHIGAN		17,228,778
Minnesota - 0.4%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/25 (c)	870,000	874,180
5% 1/1/26 (c)	575,000	584,895
Minnesota Hsg. Fin. Agcy.:
Series 2022 A, 5% 8/1/24	580,000	580,580
Series 2022 B:
5% 8/1/24	735,000	735,735
5% 8/1/25	1,085,000	1,102,764
5% 8/1/26	1,080,000	1,115,136
Series H, 0.7% 7/1/24 (c)	125,000	125,000
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2023:
5% 1/1/25	205,000	206,377
5% 1/1/26	240,000	245,319
5% 1/1/27	365,000	378,265
TOTAL MINNESOTA		5,948,251
Missouri - 0.1%
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	1,528,000	1,564,156
Nebraska - 0.2%
Central Plains Energy Proj. Rev. Bonds Series 2019, 2.5%, tender 8/1/25 (b)	2,230,000	2,188,413
Nebraska Pub. Pwr. District Rev. Series 2017 B, 5% 1/1/25	415,000	418,187
TOTAL NEBRASKA		2,606,600
Nevada - 0.6%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/24 (c)	2,365,000	2,365,000
Clark County Poll. Cont. Rev. Bonds (Nevada Pwr. Co. Proj.) Series 2017, 3.75%, tender 3/31/26 (b)	910,000	902,236
Clark County School District:
Series 2015 C, 5% 6/15/27	1,145,000	1,171,029
Series 2020 A, 3% 6/15/25	320,000	317,907
Series 2021 C, 5% 6/15/25	3,095,000	3,140,044
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 4.15%, tender 12/2/24 (b)(c)(d)	1,300,000	1,301,018
TOTAL NEVADA		9,197,234
New Hampshire - 1.2%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	14,500,000	14,499,189
New Hampshire Health & Ed. Facilities Auth. Series 2023 B, 5.5% 11/1/26 (c)	190,000	196,311
New Hampshire St Hsg. Fin.:
Series 2023 3:
3.8% 7/1/26	680,000	684,759
3.85% 1/1/27	1,080,000	1,086,605
Series 2023 4:
3.625% 4/1/26	365,000	366,669
3.7% 1/1/27	1,170,000	1,173,795
TOTAL NEW HAMPSHIRE		18,007,328
New Jersey - 3.4%
Harrison Township Series 2023, 5% 11/27/24	2,711,400	2,725,099
Millburn Township Board of Ed. Series 2023, 0.05% 8/15/25	730,000	696,914
New Jersey Econ. Dev. Auth.:
Series 2022 A:
5% 11/1/24	525,000	527,036
5% 11/1/25	635,000	647,197
Series 2023 RRR:
5% 3/1/25	4,480,000	4,518,352
5% 3/1/26	3,445,000	3,528,412
Series 2024 SSS, 5% 6/15/26	2,295,000	2,360,998
New Jersey Econ. Dev. Auth. Rev. Series 2019:
5.25% 9/1/24 (d)	8,060,000	8,077,917
5.25% 9/1/26 (d)	1,840,000	1,906,049
New Jersey Edl. Facility:
Series 2016 A, 5% 7/1/24	3,010,000	3,010,000
Series 2016 C, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	635,000	635,000
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/25	2,985,000	3,030,102
Series 2021, 2% 6/1/25	1,005,000	984,128
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Greystone Park Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/25	395,000	402,193
5% 9/15/26	2,435,000	2,503,424
5% 9/15/27	630,000	656,492
(Marlboro Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/25	315,000	320,699
5% 9/15/26	325,000	334,133
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/24 (c)	2,795,000	2,809,074
Series 2017 1A:
5% 12/1/24 (c)	955,000	959,809
5% 12/1/25 (c)	1,815,000	1,843,297
Series 2018 B, 5% 12/1/26 (c)	635,000	648,369
Series 2019 A, 5% 12/1/24	355,000	356,817
Series 2020, 5% 12/1/24 (c)	700,000	703,525
Series 2021 A, 5% 12/1/24 (c)	210,000	211,057
Series 2022 A:
5% 12/1/24 (c)	275,000	276,385
5% 12/1/25 (c)	350,000	355,457
Series 2022 B:
5% 12/1/24 (c)	1,125,000	1,130,665
5% 12/1/25 (c)	1,670,000	1,696,037
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/25	995,000	1,005,177
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/24	100,000	98,293
Series 2008 A, 0% 12/15/25	1,555,000	1,474,407
Series 2010 A, 0% 12/15/25	665,000	630,534
Series 2022 AA, 5% 6/15/25	265,000	268,550
TOTAL NEW JERSEY		51,331,598
New York - 3.4%
East Hampton Union Free School District Series 2017, 2.1% 6/1/27	1,285,000	1,197,609
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (b)	1,700,000	1,691,233
Series 2021, 1% 9/1/25	1,395,000	1,337,902
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	947,000	971,206
New York City Gen. Oblig. Bonds Series 2015 F4, 5%, tender 12/1/25 (g)	580,000	586,431
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 K2, 0.9%, tender 1/1/26 (b)	795,000	749,260
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	380,000	389,117
New York City Transitional Fin. Auth. Rev. Series 2015 C, 5% 11/1/27	1,905,000	1,929,102
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2019 A1, 5%, tender 11/15/24 (b)	14,730,000	14,783,850
Series 2015 C1, 5% 11/15/26	1,585,000	1,616,263
Series 2017 B, 5% 11/15/26	1,270,000	1,316,710
Series 2017 C1, 5% 11/15/25	665,000	679,036
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 E2, 3.8%, tender 5/1/27 (b)	1,170,000	1,172,378
Series 2024 A, 3.375%, tender 11/1/27 (b)	8,340,000	8,295,754
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.):
Series 2020 A, 5% 12/1/25 (c)	1,875,000	1,900,157
Series 2020 C, 5% 12/1/24	635,000	637,835
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/26 (c)	3,175,000	3,252,307
St. Lawrence County Indl. Dev. (St. Lawrence Univ. Proj.) Series 2022:
5% 7/1/25	265,000	268,753
5% 7/1/26	255,000	262,220
Syracuse Reg'l. Arpt. Auth. Series 2021, 5% 7/1/24 (c)	490,000	490,000
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	1,980,000	2,002,162
Triborough Bridge & Tunnel Auth. Bonds:
Series 2021 A2, 2%, tender 5/15/26 (b)	635,000	607,675
Series 2024 B3, 5%, tender 11/15/25 (b)	4,030,000	4,117,970
TOTAL NEW YORK		50,254,930
New York And New Jersey - 1.5%
Port Auth. of New York & New Jersey:
Series 2013, 5% 7/15/25 (c)	645,000	645,564
Series 2014 186, 5% 10/15/26 (c)	3,315,000	3,322,810
Series 2016 195, 5% 10/1/25 (c)	1,225,000	1,245,750
Series 2018, 5% 9/15/25 (c)	4,480,000	4,553,080
Series 2020 221, 5% 7/15/25 (c)	1,265,000	1,282,712
Series 2023 242:
5% 12/1/24 (c)	805,000	808,854
5% 12/1/25 (c)	2,680,000	2,731,845
5% 12/1/26 (c)	5,495,000	5,664,292
Series 223:
5% 7/15/24 (c)	2,065,000	2,065,779
5% 7/15/25 (c)	325,000	329,551
TOTAL NEW YORK AND NEW JERSEY		22,650,237
North Carolina - 0.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	3,425,000	3,417,849
Series 2021 B, 5%, tender 12/2/24 (b)	1,605,000	1,614,168
Series 2023 D, 3.625%, tender 6/15/27 (b)	2,850,000	2,820,803
North Carolina Med. Care Commission Hosp. Rev. Bonds Series 2021 B, 5%, tender 2/1/26 (b)	2,525,000	2,576,492
TOTAL NORTH CAROLINA		10,429,312
Ohio - 1.2%
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/25	555,000	559,443
5% 2/15/26	3,130,000	3,203,328
5% 2/15/27	4,915,000	5,133,352
Columbus-Franklin County Fin. Auth. Bonds (Dering Family Homes Proj.) Series 2023, 5%, tender 2/1/27 (b)	1,333,000	1,358,076
Hamilton County Swr. Sys. Rev. Series 2024 B:
5% 12/1/24 (e)	1,680,000	1,685,501
5% 12/1/25 (e)	755,000	769,388
5% 12/1/26 (e)	755,000	784,347
5% 12/1/27 (e)	505,000	534,048
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,285,000	1,292,010
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/24	125,000	125,088
Northeast Ohio Med. Univ. Series 2022:
5% 12/1/24 (Build America Mutual Assurance Insured)	160,000	160,812
5% 12/1/25 (Build America Mutual Assurance Insured)	170,000	172,697
Ohio Higher Edl. Facility Commission Rev.:
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/26	700,000	720,668
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	735,000	692,057
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	1,170,000	1,181,472
TOTAL OHIO		18,372,287
Oklahoma - 0.8%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	7,140,000	7,054,806
Oklahoma St Inds. Auth. Edl. Facilities (Oklahoma City Pub. Schools Proj.) Series 2024, 5% 4/1/28	5,125,000	5,430,938
TOTAL OKLAHOMA		12,485,744
Oregon - 0.3%
Port of Portland Arpt. Rev.:
Series 2020 26B, 5% 7/1/26	1,015,000	1,033,133
Series 2022:
5% 7/1/24 (c)	1,270,000	1,270,000
5% 7/1/25 (c)	1,785,000	1,808,523
Series 24B, 5% 7/1/25 (c)	635,000	643,368
TOTAL OREGON		4,755,024
Pennsylvania - 6.2%
Allegheny County Arpt. Auth. Rev.:
Series 2021 A, 5% 1/1/27 (c)	655,000	673,178
Series 2023 A, 5% 1/1/27 (Assured Guaranty Muni. Corp. Insured) (c)	540,000	554,987
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	3,975,000	4,089,998
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2021 A, 4% 10/15/24	540,000	540,508
Series 2022 A:
5% 2/15/25	100,000	100,893
5% 2/15/26	125,000	128,227
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2019 A, 4.05%, tender 7/15/24 (b)(c)	3,000,000	3,000,011
Series 2019 B1, 4.05%, tender 7/15/24 (b)(c)	5,200,000	5,200,020
(Republic Svcs., Inc. Proj.):
Series 2014, 4%, tender 7/1/24 (b)(c)	30,200,000	30,199,970
Series 2019 B2, 4%, tender 7/15/24 (b)(c)	7,795,000	7,794,761
(Waste Mgmt., Inc. Proj.):
Series 2010 B, 3.5%, tender 7/1/24 (b)	3,885,000	3,884,961
Series 2017 A, 0.58%, tender 8/1/24 (b)(c)	1,400,000	1,395,234
Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	15,885,000	16,112,804
Series 2011, 2.15%, tender 7/1/24 (b)(c)	5,240,000	5,240,000
Pennsylvania Gen. Oblig.:
Series 2019, 5% 7/15/26	2,000,000	2,069,853
Series 2023, 5% 9/1/26	7,990,000	8,286,737
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 135 B, 5% 4/1/25 (c)	240,000	241,215
Series 2022 138:
5% 10/1/24	1,250,000	1,254,490
5% 10/1/25	700,000	711,569
Philadelphia Arpt. Rev. Series 2021:
5% 7/1/24 (c)	600,000	600,000
5% 7/1/26 (c)	635,000	648,665
TOTAL PENNSYLVANIA		92,728,081
Rhode Island - 0.0%
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2018 A, 5% 12/1/25 (c)	555,000	562,581
South Carolina - 0.4%
South Carolina Ports Auth. Ports Rev.:
Series 2015 (AMT), 5% 7/1/45 (Pre-Refunded to 7/1/25 @ 100) (c)	1,650,000	1,671,744
Series 2015:
5.25% 7/1/50 (Pre-Refunded to 7/1/25 @ 100) (c)	2,875,000	2,919,882
5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	1,380,000	1,401,543
TOTAL SOUTH CAROLINA		5,993,169
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)	4,575,000	4,574,923
Tennessee - 1.1%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	790,000	763,326
Metropolitan Gov Nashvle&David Ind. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 0.58%, tender 8/1/24 (b)(c)	570,000	568,059
Metropolitan Nashville Arpt. Auth. Rev. Series 2022 B:
5% 7/1/26 (c)	430,000	439,669
5% 7/1/27 (c)	650,000	672,278
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	13,500,000	13,545,170
TOTAL TENNESSEE		15,988,502
Texas - 6.4%
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	875,000	877,929
Series 2022, 5% 11/15/25 (c)	1,215,000	1,233,966
Clear Creek Independent School District Bonds Series 2013 B, 3.6%, tender 8/15/25 (b)	930,000	930,229
Crandall Independent School District Series 2021 A, 0% 8/15/24	485,000	482,682
Cuero Independent School District Series 2017, 5% 8/15/26	1,240,000	1,283,929
Dallas Gen. Oblig.:
Series 2023 A, 5% 2/15/25	2,365,000	2,388,335
Series 2023, 5% 2/15/25	3,505,000	3,539,582
Series 2024 A:
5% 2/15/25	9,495,000	9,588,683
5% 2/15/26	9,495,000	9,763,172
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023:
5%, tender 12/1/25 (b)	1,493,000	1,512,908
5%, tender 3/1/26 (b)	1,861,000	1,883,007
5%, tender 7/1/27 (b)	1,982,000	2,029,373
El Paso Gen. Oblig. Series 2024, 5% 8/15/25 (e)	1,750,000	1,780,923
Hays Consolidated Independent School District Series 2022:
5% 2/15/25	320,000	323,059
5% 2/15/26	445,000	457,213
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2014, 5% 9/1/26	955,000	956,896
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	1,080,000	1,098,423
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	5,680,000	5,650,019
Series 2023 C, 4%, tender 6/1/25 (b)	5,110,000	5,105,770
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/25	360,000	364,974
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 4.05%, tender 8/1/24 (b)(c)	3,700,000	3,700,685
Series 2020 A, 4.05%, tender 8/1/24 (b)(c)	6,600,000	6,601,222
(Waste Mgmt., Inc. Proj.) Series 2018, 0.370% x SIFMA Municipal Swap Index 4.255%, tender 7/1/24 (b)(c)(f)	4,340,000	4,339,655
(Waste Mgmt., INC. Proj.) Series 2023 A, 4.25%, tender 7/1/27 (b)	2,800,000	2,799,832
North East Texas Independent School District:
Bonds Series 2024, 3.75%, tender 8/1/27 (b)	1,950,000	1,956,068
Series 2015, 3% 8/1/27	1,095,000	1,072,448
North Texas Tollway Auth. Rev. Series 2021 B, 5% 1/1/26	730,000	749,023
Northside Independent School District Bonds:
Series 2023 B, 3%, tender 8/1/26 (b)	6,030,000	5,939,206
Series 2024 B, 3.45%, tender 8/1/27 (b)	2,150,000	2,149,217
Port Arthur Independent School District Series 2015 A, 5% 2/15/25	390,000	393,872
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	1,050,000	1,053,493
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.75%, tender 12/1/25 (b)(f)	5,390,000	5,382,890
Series 2022, 5% 2/1/26	575,000	589,849
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	2,695,000	2,761,312
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 3.625%, tender 1/1/27 (b)	1,365,000	1,346,153
Texas Gen. Oblig. Series 2016, 5.5% 8/1/26 (c)	645,000	670,233
Texas Muni. Gas Acquisition & Supply Corp.:
Series 2023 A:
5.25% 1/1/25	555,000	557,721
5.25% 1/1/26	635,000	644,524
5.25% 1/1/27	635,000	650,587
Series 2023 B:
5.25% 1/1/25	385,000	386,888
5.25% 1/1/26	760,000	771,399
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	310,000	308,478
TOTAL TEXAS		96,075,827
Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2021 A:
5% 7/1/24 (c)	635,000	635,000
5% 7/1/25 (c)	840,000	849,421
Series 2023 A:
5% 7/1/25 (c)	450,000	455,047
5% 7/1/26 (c)	635,000	648,665
5% 7/1/27 (c)	595,000	615,393
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	1,565,000	1,607,157
TOTAL UTAH		4,810,683
Vermont - 0.1%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2016 A, 5% 6/15/26 (c)	1,080,000	1,098,970
Virginia - 0.6%
Halifax County Indl. Dev. Auth. Bonds (Virgina Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	1,115,000	1,118,093
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(c)	7,940,000	7,934,018
TOTAL VIRGINIA		9,052,111
Washington - 1.2%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	3,430,000	3,284,727
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/27 (c)	635,000	647,585
Series 2018 A, 5% 5/1/27 (c)	2,610,000	2,696,887
Series 2019, 5% 4/1/25 (c)	335,000	337,697
Series 2021 C, 5% 8/1/24 (c)	2,970,000	2,972,226
Series 2021, 5% 9/1/24 (c)	1,410,000	1,412,220
Series 2022 B:
5% 8/1/24 (c)	1,695,000	1,696,270
5% 8/1/25 (c)	1,600,000	1,620,346
5% 8/1/26 (c)	995,000	1,019,346
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 5% 6/1/27	765,000	782,080
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	1,407,000	1,431,804
TOTAL WASHINGTON		17,901,188
West Virginia - 0.5%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Allegheny Metallurgical Proj.) Series 2023, 4.75%, tender 8/1/24 (b)(c)	6,820,000	6,825,152
Wisconsin - 0.9%
Milwaukee County Arpt. Rev.:
Series 2023 A:
5% 12/1/24 (c)	150,000	150,575
5% 12/1/26 (c)	510,000	524,191
Series 2023 B, 5% 12/1/24 (c)	1,040,000	1,043,990
Milwaukee Gen. Oblig. Series 2016, 2% 3/1/27	1,965,000	1,836,715
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	2,825,000	2,834,239
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Forensic Science and Protective Medicine Collaboration, Inc. Proj.) Series 2024, 5% 8/1/27 (d)	3,040,000	3,095,701
Series 2022:
5% 10/1/24	2,835,000	2,842,703
5% 10/1/25	585,000	595,053
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2023 E, 3.875%, tender 5/1/27 (b)	1,205,000	1,200,632
TOTAL WISCONSIN		14,123,799
TOTAL MUNICIPAL BONDS (Cost $915,183,720)		913,108,007

Municipal Notes - 42.9%
	Principal Amount (a)	Value ($)
Alabama - 1.7%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	12,515,000	12,515,000
Series XM 10 80, 5% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	1,445,000	1,445,000
Series ZL 03 96, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	2,795,000	2,795,000
Series ZL 03 97, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	2,855,000	2,855,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.21% 7/5/24, VRDN (b)(c)	2,450,000	2,450,000
Health Care Auth. for Baptist Health Series 2013 B, 5.3% 7/5/24, VRDN (b)	2,923,000	2,923,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 4.65% 7/1/24, VRDN (b)(c)	400,000	400,000
TOTAL ALABAMA		25,383,000
Arizona - 1.0%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 31 74, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,680,000	2,680,000
Maricopa County Poll. Cont. Rev. Series 2009 D, 4.05% 7/5/24, VRDN (b)	10,350,000	10,350,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater 91 57, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,905,969	1,905,969
TOTAL ARIZONA		14,935,969
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.21% 7/5/24, VRDN (b)(c)	1,700,000	1,700,000
California - 8.8%
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,755,000	1,755,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 91 21, 5.25% 7/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	6,290,000	6,290,000
Series MIZ 91 22, 5.25% 7/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	13,170,244	13,170,244
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 5.25% 7/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	30,375,000	30,375,000
Series 2022 MIZ 90 90, 5.25% 7/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(h)(i)	24,555,000	24,555,000
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 90 97, 4.2% 7/5/24, LOC Mizuho Cap. Markets LLC (b)(h)(i)	1,845,613	1,845,613
Series Floater MIZ 91 62, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,155,000	1,155,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN:
Series MIZ 90 95, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	27,100,000	27,100,000
Series MIZ 91 15, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	25,415,000	25,415,000
TOTAL CALIFORNIA		131,660,857
Colorado - 0.9%
Colorado Edl. & Cultural Facilities Auth. Rev. (Mesivta of Greater Los Angeles Proj.) Series 2005, 4.23% 7/5/24, LOC Deutsche Bank AG, VRDN (b)	835,000	835,000
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 4.03% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	6,495,000	6,495,000
Series XM 10 61, 4.03% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	2,655,000	2,655,000
Colorado Hsg. & Fin. Auth. Series 2007, 4.13% 7/5/24, LOC U.S. Bank NA, Cincinnati, VRDN (b)(c)	4,180,000	4,180,000
TOTAL COLORADO		14,165,000
Florida - 3.4%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 4% 7/5/24, VRDN (b)(c)	13,600,000	13,600,000
Florida Ins. Assistance Interlo Series 2023 A2, 4.67% 7/5/24 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	21,540,000	21,540,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series XM 10 93, 5.15% 7/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	2,180,000	2,180,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.47% 7/6/27, VRDN (b)	12,245,000	12,245,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	1,015,000	1,015,000
TOTAL FLORIDA		50,580,000
Georgia - 1.6%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 4.9% 7/1/24, VRDN (b)(c)	13,720,000	13,720,000
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,855,143	1,855,143
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 4.65% 7/1/24, VRDN (b)(c)	8,300,000	8,300,000
TOTAL GEORGIA		23,875,143
Illinois - 0.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series XM 10 38, 4.06% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	1,000,000	1,000,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 67, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	5,500,000	5,500,000
TOTAL ILLINOIS		6,500,000
Indiana - 2.2%
Indiana Fin. Auth. Exempt Facilities Rev. Bonds Series MS 00 22, 4.38%, tender 7/25/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(h)(i)	18,300,000	18,300,000
Westfield Washington Multi-School Bldg. Corp. BAN Series 2024 A, 5% 12/15/24	14,800,000	14,866,122
TOTAL INDIANA		33,166,122
Iowa - 0.0%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2008 A, 4.12% 7/5/24, VRDN (b)(c)	520,000	520,000
Kentucky - 2.8%
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2023 1A1, 4.22% 7/5/24, LOC Bank of America NA, VRDN (b)(c)	6,500,000	6,500,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 5.3% 7/1/24, VRDN (b)(c)	13,115,000	13,115,000
Series 2020 B1, 5.3% 7/1/24, VRDN (b)(c)	22,185,000	22,185,000
TOTAL KENTUCKY		41,800,000
Louisiana - 1.8%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 4.07% 7/5/24, VRDN (b)	25,215,000	25,215,000
Series 2010 B1, 4.2% 7/5/24, VRDN (b)	1,050,000	1,050,000
TOTAL LOUISIANA		26,265,000
Maryland - 0.2%
Tender Option Bond Trust Receipts Participating VRDN Series XF 32 22, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	2,810,000	2,810,000
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Rev. (Mississippi Pwr. Co. Proj.) Series 1999, 4.65% 7/1/24, VRDN (b)(c)	1,700,000	1,700,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 5.1% 7/1/24, VRDN (b)(c)	2,500,000	2,500,000
TOTAL MISSISSIPPI		4,200,000
Missouri - 0.3%
Kansas City Indl. Dev. Auth. Participating VRDN Series XM 11 08, 5.1% 7/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	2,190,000	2,190,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 53, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,969,501	1,969,501
TOTAL MISSOURI		4,159,501
Nebraska - 0.2%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 4.21% 7/5/24, VRDN (b)(c)	3,600,000	3,600,000
Series 1998, 4.21% 7/5/24, VRDN (b)(c)	125,000	125,000
TOTAL NEBRASKA		3,725,000
New Hampshire - 0.2%
Tender Option Bond Trust Receipts Bonds Series MS 00 23, 4.18%, tender 9/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)(j)	2,600,000	2,600,000
New Jersey - 3.0%
Clifton Gen. Oblig. BAN Series 2023, 5% 11/26/24	64,000	64,313
Elmwood Park BAN Series 2023, 5% 10/9/24	3,175,000	3,183,760
Hazlet Township NJ BAN Series 2023, 5% 11/8/24	4,727,000	4,746,383
Lacey Township Gen. Oblig. BAN Series 2024, 4.5% 5/7/25	5,100,000	5,130,926
Manasquan N J BAN Series 2023, 5% 10/3/24	2,797,450	2,805,486
Manchester Township Gen. Oblig. BAN Series 2024 A, 4.5% 5/8/25	2,400,000	2,413,007
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XM 09 29, 4.03% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	5,870,000	5,870,000
Newark Gen. Oblig. BAN Series 2024 B, 5% 5/13/25	6,800,000	6,853,850
Pennsauken Township BAN Series 2024 A, 4.5% 5/28/25	6,300,000	6,332,558
Ridgewood Gen. Oblig. BAN Series 2023 B, 5% 10/11/24	7,179,000	7,199,398
TOTAL NEW JERSEY		44,599,681
New York - 3.0%
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 4.23% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(h)(i)	1,378,500	1,378,500
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 4.2% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	3,025,000	3,025,000
Series XF 13 55, 4.2% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	4,445,000	4,445,000
Series XF 16 49, 4.2% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	4,480,000	4,480,000
New York State Hsg. Fin. Agcy. Rev. Participating VRDN:
Series 2022, 4.23% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	3,500,000	3,500,000
Series Floater 2022 007, 4.33% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(h)(i)	27,890,000	27,890,000
TOTAL NEW YORK		44,718,500
Ohio - 0.8%
Ohio Hosp. Rev.:
Series 2013 B, 4.41% 7/6/27, VRDN (b)	6,355,000	6,355,000
Series 2015 B, 4.41% 7/6/27, VRDN (b)	5,005,000	5,005,000
TOTAL OHIO		11,360,000
Oklahoma - 0.7%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.52% 7/5/24, VRDN (b)	9,275,000	9,275,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	1,642,775	1,642,775
TOTAL OKLAHOMA		10,917,775
Pennsylvania - 0.8%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.7% 7/5/24, VRDN (b)	7,880,000	7,880,000
Philadelphia Auth. for Indl. Dev.:
Participating VRDN Series MIZ 90 51, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	591,548	591,548
Series 2017 B, 4.7% 7/5/24, VRDN (b)	4,165,000	4,165,000
TOTAL PENNSYLVANIA		12,636,548
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 4.21% 7/5/24, VRDN (b)(c)	800,000	800,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 4.18% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(h)(i)	1,000,000	1,000,000
TOTAL SOUTH CAROLINA		1,800,000
Tennessee - 0.7%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 4.25% 7/5/24, VRDN (b)	9,115,000	9,115,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 63, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,540,658	1,540,658
TOTAL TENNESSEE		10,655,658
Texas - 6.0%
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)	1,588,307	1,588,307
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	2,325,282	2,325,282
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(h)(i)(j)	13,246,483	13,246,483
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 4.27% 7/5/24, VRDN (b)(c)	48,085,000	48,084,989
Series 2010 D, 4.25% 7/5/24, VRDN (b)	24,975,000	24,975,000
TOTAL TEXAS		90,220,061
Utah - 0.6%
Box Elder County Poll. Cont. Rev. Series 2003, 4.27% 7/5/24, VRDN (b)	300,000	300,000
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 5.1% 7/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(h)(i)	8,585,000	8,585,000
TOTAL UTAH		8,885,000
Virginia - 0.1%
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 4.19% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(h)(i)	1,100,000	1,100,000
West Virginia - 0.3%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.49% 7/6/27, VRDN (b)	4,760,000	4,760,000
Wyoming - 0.9%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.5% 7/5/24, VRDN (b)(c)	8,800,000	8,800,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.45% 7/3/24, VRDN (b)	800,000	800,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.45% 7/3/24, VRDN (b)	3,940,000	3,940,000
TOTAL WYOMING		13,540,000
TOTAL MUNICIPAL NOTES (Cost $643,220,751)		643,238,815

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $1,558,404,471)	1,556,346,822
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(57,393,491)
NET ASSETS - 100.0%	1,498,953,331

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $22,039,033 or 1.5% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Provides evidence of ownership in one or more underlying municipal bonds.
(i)	Coupon rates are determined by re-marketing agents based on current market conditions.
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $73,936,088 or 4.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	2,325,282

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,015,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	13,246,483

Philadelphia Auth. for Indl. Dev. Participating VRDN Series MIZ 90 51, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	591,548

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 90 95, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	4/01/22	27,100,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	25,415,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,642,775

Tender Option Bond Trust Receipts Bonds Series MS 00 23, 4.18%, tender 9/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	4/16/24	2,600,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	46,002,000	211,540,799	257,542,778	505,295	(21)	-	-	0.0%
Total	46,002,000	211,540,799	257,542,778	505,295	(21)	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	1,556,346,822	-	1,556,346,822	-

Total Investments in Securities:	1,556,346,822	-	1,556,346,822	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,558,404,471):		$1,556,346,822
Receivable for investments sold		17,025,007
Receivable for fund shares sold		1,660,123
Interest receivable		13,529,627
Distributions receivable from Fidelity Central Funds		113,483
Receivable from investment adviser for expense reductions		67,978
Other receivables		560
Total assets		1,588,743,600
Liabilities
Payable to custodian bank	$301,877
Payable for investments purchased
Regular delivery	65,645,000
Delayed delivery	19,257,309
Payable for fund shares redeemed	2,241,773
Distributions payable	1,973,723
Accrued management fee	249,812
Distribution and service plan fees payable	102
Other affiliated payables	120,673
Total liabilities		89,790,269
Net Assets		$1,498,953,331
Net Assets consist of:
Paid in capital		$1,502,788,268
Total accumulated earnings (loss)		(3,834,937)
Net Assets		$1,498,953,331

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($812,363 ÷ 81,005 shares)(a)		$10.03
Maximum offering price per share (100/98.50 of $10.03)		$10.18
Fidelity Conservative Income Municipal Bond Fund :
Net Asset Value, offering price and redemption price per share ($1,379,127,917 ÷ 137,523,802 shares)		$10.03
Class I :
Net Asset Value, offering price and redemption price per share ($2,170,067 ÷ 216,385 shares)		$10.03
Class Z :
Net Asset Value, offering price and redemption price per share ($116,842,984 ÷ 11,651,389 shares)		$10.03
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$26,637,513
Income from Fidelity Central Funds		505,295
Total income		27,142,808
Expenses
Management fee	$1,600,698
Transfer agent fees	786,979
Distribution and service plan fees	598
Independent trustees' fees and expenses	2,450
Total expenses before reductions	2,390,725
Expense reductions	(395,913)
Total expenses after reductions		1,994,812
Net Investment income (loss)		25,147,996
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(192,796)
Redemptions in-kind	(761,921)
Fidelity Central Funds	(21)
Total net realized gain (loss)		(954,738)
Change in net unrealized appreciation (depreciation) on investment securities		(3,349,757)
Net gain (loss)		(4,304,495)
Net increase (decrease) in net assets resulting from operations		$20,843,501
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,147,996	$72,384,290
Net realized gain (loss)	(954,738)	154,029
Change in net unrealized appreciation (depreciation)	(3,349,757)	18,047,491
Net increase (decrease) in net assets resulting from operations	20,843,501	90,585,810
Distributions to shareholders	(25,722,950)	(71,521,315)

Share transactions - net increase (decrease)	(1,081,766,996)	81,513,168
Total increase (decrease) in net assets	(1,086,646,445)	100,577,663

Net Assets
Beginning of period	2,585,599,776	2,485,022,113
End of period	$1,498,953,331	$2,585,599,776

Financial Highlights
Fidelity Advisor® Conservative Income Municipal Bond Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.146	.187
Net realized and unrealized gain (loss)	(.004)	.060
Total from investment operations	.142	.247
Distributions from net investment income	(.152)	(.177)
Total distributions	(.152)	(.177)
Net asset value, end of period	$10.03	$10.04
Total Return D,E,F	1.43%	2.50%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.43% I	.42% I
Expenses net of fee waivers, if any	.43 % I	.42% I
Expenses net of all reductions	.43% I	.42% I
Net investment income (loss)	2.96% I	3.11% I
Supplemental Data
Net assets, end of period (000 omitted)	$812	$420
Portfolio turnover rate J	73 % I,K	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FTotal returns for periods of less than one year are not annualized.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.97	$10.04	$10.06	$10.06	$10.02
Income from Investment Operations
Net investment income (loss) A,B	.158	.293	.096	.025	.081	.157
Net realized and unrealized gain (loss)	(.007)	.066	(.069)	(.020)	.007	.042
Total from investment operations	.151	.359	.027	.005	.088	.199
Distributions from net investment income	(.161)	(.289)	(.097)	(.025)	(.087)	(.158)
Distributions from net realized gain	-	-	-	-	(.001)	(.001)
Total distributions	(.161)	(.289)	(.097)	(.025)	(.088)	(.159)
Net asset value, end of period	$10.03	$10.04	$9.97	$10.04	$10.06	$10.06
Total Return C,D	1.52%	3.66%	.27%	.05%	.88%	2.00%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.30% G	.31%	.35%	.35%	.35%	.35%
Expenses net of fee waivers, if any	.25 % G	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25% G	.25%	.25%	.25%	.25%	.25%
Net investment income (loss)	3.13% G	2.93%	.96%	.25%	.81%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,379,128	$2,541,356	$2,339,827	$2,580,577	$3,175,503	$2,108,640
Portfolio turnover rate H	73 % G,I	76%	56%	56%	41%	63%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.156	.196
Net realized and unrealized gain (loss)	(.005)	.062
Total from investment operations	.151	.258
Distributions from net investment income	(.161)	(.188)
Total distributions	(.161)	(.188)
Net asset value, end of period	$10.03	$10.04
Total Return D,E	1.52%	2.61%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.29% H	.29% H
Expenses net of fee waivers, if any	.25 % H	.25% H
Expenses net of all reductions	.25% H	.25% H
Net investment income (loss)	3.13% H	3.31% H
Supplemental Data
Net assets, end of period (000 omitted)	$2,170	$1,373
Portfolio turnover rate I	73 % H,J	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Conservative Income Municipal Bond Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.04	$9.97
Income from Investment Operations
Net investment income (loss) B,C	.158	.202
Net realized and unrealized gain (loss)	(.004)	.059
Total from investment operations	.154	.261
Distributions from net investment income	(.164)	(.191)
Total distributions	(.164)	(.191)
Net asset value, end of period	$10.03	$10.04
Total Return D,E	1.54%	2.64%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25% H	.25% H
Expenses net of fee waivers, if any	.20 % H	.20% H
Expenses net of all reductions	.20% H	.20% H
Net investment income (loss)	3.19% H	3.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$116,843	$42,451
Portfolio turnover rate I	73 % H,J	76%

AFor the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Fidelity Conservative Income Municipal Bond Fund (formerly Institutional Class), Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,756,415
Gross unrealized depreciation	(3,599,242)
Net unrealized appreciation (depreciation)	$(1,842,827)
Tax cost	$1,558,189,649

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(882,546)
Long-term	(248,320)
Total capital loss carryforward	$(1,130,866)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Conservative Income Municipal Bond Fund	409,925,664	364,873,056

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.15%	598	350

Sales Load. FDC may receive a front-end sales charge of up to 1.50% for selling Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive a contingent deferred sales charge levied on Class A redemptions. The deferred sales charges are .75% or .50% for certain purchases of Class A shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	69

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Fidelity Conservative Income Municipal Bond Fund and Class Z. FIIOC receives an asset-based fee of Fidelity Conservative Income Municipal Bond Fund's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	294.07
Fidelity Conservative Income Municipal Bond Fund	772,816.10
Class I	668.09
Class Z	13,201.05
	786,979
A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Conservative Income Municipal Bond Fund	4,750,000	66,840,000	-

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Conservative Income Municipal Bond Fund	96,728,319	(761,921)	969,217,761

Sub-Advisory Arrangements. Effective March 1, 2024, each Fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Fidelity Conservative Income Municipal Bond Fund	.25%	382,117
Class I	.25%	305
Class Z	.20%	13,333
		395,755

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $158.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023A
Fidelity Conservative Income Municipal Bond Fund
Distributions to shareholders
Conservative Income Municipal Bond	$ -	$862,973
Class A	11,955	3,791
Fidelity Conservative Income Municipal Bond Fund	24,819,572	70,195,185
Class I	23,488	14,244
Class Z	867,935	445,122
Total	$25,722,950	$71,521,315

A Distributions for Class A, Class I and Class Z are for the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.
9.Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023 A	Six months ended June 30, 2024	Year ended December 31, 2023 A
Fidelity Conservative Income Municipal Bond Fund
Conservative Income Municipal Bond
Shares sold	-	2,563,002	$ -	$25,637,442
Reinvestment of distributions	-	69,620	-	695,551
Shares redeemed	-	(17,197,882)	-	(172,014,003)
Net increase (decrease)	-	(14,565,260)	$-	$(145,681,010)
Class A
Shares sold	102,713	42,367	$1,030,070	$423,305
Reinvestment of distributions	1,193	379	11,955	3,791
Shares redeemed	(64,680)	(967)	(648,078)	(9,698)
Net increase (decrease)	39,226	41,779	$393,947	$417,398
Fidelity Conservative Income Municipal Bond Fund
Shares sold	35,216,145	155,544,691	$353,067,518	$1,554,173,088
Reinvestment of distributions	1,044,477	1,851,005	10,468,763	18,497,325
Shares redeemed	(151,759,682)	(139,088,392)	(1,520,890,842)	(1,389,471,874)
Net increase (decrease)	(115,499,060)	18,307,304	$(1,157,354,561)	$183,198,539
Class I
Shares sold	112,711	148,199	$1,129,450	$1,481,429
Reinvestment of distributions	2,327	1,419	23,322	14,191
Shares redeemed	(35,398)	(12,873)	(354,913)	(128,629)
Net increase (decrease)	79,640	136,745	$797,859	$1,366,991
Class Z
Shares sold	8,292,481	4,521,790	$83,093,297	$45,165,531
Reinvestment of distributions	72,859	38,853	730,334	388,665
Shares redeemed	(940,443)	(334,151)	(9,427,872)	(3,342,946)
Net increase (decrease)	7,424,897	4,226,492	$74,395,759	$42,211,250

A Share transactions for Class A, Class I and Class Z are for the period May 25, 2023 (commencement of sale of shares) through December 31, 2023.

10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Conservative Income Municipal Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with Fidelity Management & Research (Hong Kong) Limited (FMR H.K.) and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR H.K. and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.967795.110
CMB-SANN-0824
Fidelity® Municipal Income Fund

Semi-Annual Report
June 30, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
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NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 99.2%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.6%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	2,672
Black Belt Energy Gas District Bonds:
Series 2022 E, 5%, tender 6/1/28 (b)	8,020	8,353
Series 2024 A, 5.25%, tender 9/1/32 (b)	6,900	7,498
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A:
5.25% 10/1/39	1,445	1,550
5.5% 10/1/49	1,735	1,833
Homewood Edl. Bldg. Auth. Rev. (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 C, 5.5% 10/1/49	1,510	1,599
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	2,400	2,466
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	3,075
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	17,760	18,749
Southeast Energy Auth. Rev.:
(Proj. No. 2) Series 2021 B1:
4% 6/1/29	1,475	1,460
4% 6/1/30	1,115	1,100
4% 6/1/31	975	956
Bonds (Proj. No. 2) Series 2021 B1, 4%, tender 12/1/31 (b)	23,655	23,514
TOTAL ALABAMA		74,825
Arizona - 1.9%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, S&P Municipal Bond 7 Day High Grade Rate Index + 0.810% 4.52%, tender 1/1/37 (b)(c)	2,485	2,428
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A:
5% 2/1/30	1,300	1,417
5% 2/1/31	1,250	1,377
5% 2/1/32	1,250	1,395
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	501
5% 5/1/51	910	501
Series 2019 2, 3.625% 5/20/33	2,705	2,540
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(d)	4,580	4,702
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,182
5% 7/1/31	3,105	3,253
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	232
5% 7/1/48	295	270
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,490
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	2,140	1,820
6% 1/1/48 (e)	5,260	3,979
Maricopa County Rev.:
Series 2016 A:
5% 1/1/32	8,280	8,520
5% 1/1/33	4,965	5,108
Series 2017 D, 3% 1/1/48	5,970	4,701
Series 2019 E, 3% 1/1/49	3,535	2,758
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	3,825	3,505
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	2,655	2,499
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A:
5% 7/1/33 (d)	910	934
5% 7/1/36 (d)	1,450	1,486
5% 7/1/37 (d)	1,075	1,100
Series 2017 B:
5% 7/1/29	2,070	2,175
5% 7/1/33	2,900	3,028
5% 7/1/36	3,310	3,451
5% 7/1/37	2,070	2,156
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,335
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,020
5% 7/1/49	1,125	1,137
5% 7/1/54	1,330	1,339
5% 7/1/59	2,000	2,009
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5.5% 12/1/29	7,370	7,864
TOTAL ARIZONA		90,212
California - 4.5%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,835
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	3,145	829
California Gen. Oblig. Series 2004:
5.25% 12/1/33	150	150
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	3,019	2,885
Series 2023 A1, 4.375% 9/20/36	8,904	9,256
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	1,390	1,225
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	7,489
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2022 C:
5% 8/1/31	1,365	1,539
5% 8/1/34	2,535	2,857
California Statewide Cmntys. Dev. Auth. Rev.:
Series 2015, 5% 2/1/45 (f)(g)	2,458	1,081
Series 2018 A, 5% 3/1/42	195	199
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,438
5% 7/1/36	1,600	1,793
5% 7/1/37	1,000	1,117
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,185
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/30 (Build America Mutual Assurance Insured) (d)	2,000	2,133
5% 7/1/31 (Build America Mutual Assurance Insured) (d)	1,000	1,077
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	69,825	7,762
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (Assured Guaranty Muni. Corp. Insured)	4,100	3,539
0% 11/1/30 (Assured Guaranty Muni. Corp. Insured)	4,140	3,338
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	155
Los Angeles Dept. Arpt. Rev.:
Series 2020 C, 5% 5/15/45 (d)	2,900	3,037
Series 2021 D:
5% 5/15/35 (d)	1,610	1,749
5% 5/15/35 (Pre-Refunded to 11/15/31 @ 100) (d)	90	98
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/25 (d)	3,515	3,571
5% 8/1/26 (d)	1,350	1,389
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,130
Mount Diablo Unified School District Series 2022 B:
4% 8/1/29	1,595	1,681
4% 8/1/30	465	492
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,707
Series 2011 B, 0% 8/1/51	1,950	558
Series 2011, 0% 8/1/46	950	347
Series B:
0% 8/1/37	6,455	4,001
0% 8/1/38	6,890	4,054
0% 8/1/39	19,705	11,021
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	826
5% 9/1/26	1,050	1,064
5% 9/1/29	2,185	2,214
5% 9/1/31	985	998
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,792
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2021 B:
5% 7/1/46 (d)	10,000	10,446
5% 7/1/56 (d)	7,000	7,235
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,127
Series 2008 E, 0% 7/1/47 (h)	7,205	5,629
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2019 A, 5% 5/1/49 (d)	1,000	1,021
Series 2019 B, 5% 5/1/49	3,765	3,948
Series 2022 A:
5% 5/1/26 (d)	6,315	6,478
5% 5/1/27 (d)	6,395	6,600
5% 5/1/28 (d)	8,530	8,908
5% 5/1/29 (d)	5,710	6,038
Series 2022 B, 5% 5/1/52	17,310	18,717
Series 2024 A:
5.25% 5/1/43 (d)	4,940	5,419
5.25% 5/1/49 (d)	4,140	4,470
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	6,564
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,186
Univ. of California Revs. Series 2021 Q, 3% 5/15/51	6,765	5,375
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	3,725	3,728
TOTAL CALIFORNIA		208,515
Colorado - 2.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,131
5% 10/1/43	2,600	2,644
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,369
4% 9/1/36	1,075	1,077
Series 2019 A1, 4% 8/1/44	4,395	4,276
Series 2019 A2:
3.25% 8/1/49	4,110	3,223
4% 8/1/49	17,455	16,555
5% 8/1/37	1,000	1,062
5% 8/1/44	6,145	6,327
Series 2020 A, 4% 9/1/50	1,525	1,464
Series 2021 A, 3% 11/15/51	3,735	2,841
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	750	749
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Series 2024 A, 4% 3/1/47	4,420	4,304
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/26 (d)	2,855	2,947
5% 11/15/27 (d)	2,440	2,534
Series 2018 A:
5% 12/1/34 (d)	4,245	4,699
5% 12/1/36 (d)	4,140	4,303
5% 12/1/37 (d)	8,280	8,585
Series 2022 A:
5% 11/15/33 (d)	1,185	1,293
5% 11/15/36 (d)	10,000	10,834
5.5% 11/15/38 (d)	12,500	14,097
TOTAL COLORADO		97,314
Connecticut - 1.8%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/32	1,895	1,918
Series 2020 A:
4% 1/15/34	8,385	8,680
4% 1/15/38	1,000	1,016
Series 2021 A:
3% 1/15/35	1,000	930
3% 1/15/39	1,475	1,309
3% 1/15/40	1,770	1,540
Series 2021 B:
3% 6/1/38	1,850	1,655
3% 6/1/40	1,740	1,508
4% 1/15/39	3,305	3,357
Series 2022 B, 3% 1/15/40	3,710	3,229
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	427
5% 7/1/27	290	303
5% 7/1/28	525	545
5% 7/1/29	330	343
Series 2016 K, 4% 7/1/46	7,315	6,529
Series 2018 K-3, 5% 7/1/36	895	908
Series 2019 A:
4% 7/1/35	3,905	3,838
5% 7/1/39 (e)	3,930	3,527
5% 7/1/49 (e)	285	238
Series 2020 A:
4% 7/1/37	2,500	2,513
4% 7/1/38	1,120	1,105
5% 7/1/32	2,000	2,127
5% 7/1/34	3,500	3,736
Series 2020 K, 5% 7/1/44 (e)	1,525	1,449
Series 2021 S, 4% 6/1/51	1,675	1,613
Series 2022 M:
4% 7/1/36	4,000	4,017
4% 7/1/52	2,515	2,389
Series G, 5% 7/1/50 (e)	1,800	1,654
Series K1:
5% 7/1/27	415	421
5% 7/1/29	1,060	1,082
5% 7/1/30	830	847
5% 7/1/31	1,400	1,428
5% 7/1/32	1,000	1,019
5% 7/1/33	2,500	2,545
5% 7/1/34	620	631
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49	1,405	1,356
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (e)	3,085	3,104
5% 4/1/39 (e)	4,865	4,883
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (Assured Guaranty Muni. Corp. Insured)	885	922
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.):
Series 2021, 4% 4/1/36 (e)	1,390	1,280
Series 2024, 5.625% 4/1/44 (e)	900	939
TOTAL CONNECTICUT		82,860
District Of Columbia - 1.3%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/35	2,115	2,247
5% 10/1/37	2,125	2,248
5% 10/1/39	2,000	2,101
5% 10/1/44	7,000	7,246
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	6,355	4,795
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	7,815	7,343
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 B, 5% 10/1/47	7,150	7,389
(Dulles Metrorail and Cap. Impts. Projs.) Series 2022 A, 3% 10/1/53 (Assured Guaranty Muni. Corp. Insured)	3,600	2,656
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (d)	1,200	1,242
5% 10/1/32 (d)	1,855	1,920
5% 10/1/33 (d)	910	942
5% 10/1/35 (d)	2,070	2,142
5% 10/1/42 (d)	4,140	4,230
Series 2020 A:
5% 10/1/26 (d)	9,015	9,276
5% 10/1/27 (d)	3,125	3,241
5% 10/1/28 (d)	1,560	1,634
TOTAL DISTRICT OF COLUMBIA		60,652
Florida - 6.2%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,466
Broward County Arpt. Sys. Rev.:
Series 2017:
5% 10/1/25 (d)	205	208
5% 10/1/26 (d)	930	954
5% 10/1/27 (d)	830	861
5% 10/1/29 (d)	2,200	2,278
5% 10/1/30 (d)	610	632
5% 10/1/32 (d)	2,900	2,992
5% 10/1/33 (d)	1,080	1,114
5% 10/1/34 (d)	1,055	1,089
5% 10/1/35 (d)	1,240	1,279
5% 10/1/36 (d)	1,655	1,704
5% 10/1/37 (d)	1,865	1,918
5% 10/1/42 (d)	3,520	3,580
5% 10/1/47 (d)	4,965	5,013
Series A:
5% 10/1/28 (d)	2,485	2,516
5% 10/1/30 (d)	2,900	2,939
5% 10/1/31 (d)	2,485	2,517
5% 10/1/32 (d)	2,320	2,348
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	569
Series 2015 A, 5% 7/1/27	830	842
Series 2016, 5% 7/1/32	1,820	1,851
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/28	2,000	2,049
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	1,731
5% 7/1/32	10,120	10,260
Series 2016 A, 5% 7/1/33	1,110	1,136
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
4% 8/15/45	2,820	2,545
4% 8/15/50	1,525	1,343
Florida Dept. of Trans. Tpk. Rev.:
Series 2020 A, 3% 7/1/35	3,540	3,260
Series 2021 C, 3% 7/1/46	1,500	1,224
Series 2022 B:
4% 7/1/36	4,155	4,343
4% 7/1/37	4,525	4,709
4% 7/1/38	4,710	4,867
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (d)	11,675	12,212
5.5% 7/1/53 (d)	1,250	1,302
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2020 A, 3% 12/1/48	5,015	3,953
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	2,050	2,075
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,372
Series 2015 C:
5% 10/1/30	2,705	2,739
5% 10/1/40	1,655	1,669
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	1,860
5% 10/1/31	1,975	2,027
Series 2015 B:
5% 10/1/28	830	843
5% 10/1/30	1,490	1,512
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (d)	830	854
Series 2016:
5% 10/1/26 (d)	1,405	1,444
5% 10/1/27 (d)	830	861
Series 2017 A:
5% 10/1/25 (d)	275	280
5% 10/1/25 (Escrowed to Maturity) (d)	555	564
5% 10/1/27 (d)	385	399
5% 10/1/27 (Escrowed to Maturity) (d)	1,270	1,325
5% 10/1/29 (Pre-Refunded to 10/1/27 @ 100) (d)	2,485	2,589
5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (d)	2,665	2,776
5% 10/1/34 (d)	4,965	5,123
5% 10/1/37 (d)	5,175	5,321
JEA Wtr. & Swr. Sys. Rev. Series 2021 A:
4% 10/1/37	4,560	4,676
4% 10/1/38	1,090	1,116
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/29 (d)	1,310	1,321
5% 10/1/31 (d)	1,100	1,109
5% 10/1/35 (d)	4,555	4,560
Series 2016 A:
5% 10/1/29	1,200	1,230
5% 10/1/31	1,450	1,490
Series 2017 B, 5% 10/1/40 (d)	10,760	10,946
Series 2019 A, 5% 10/1/49 (d)	11,860	12,124
Miami-Dade County Expressway Auth.:
Series 2014 B, 5% 7/1/28	830	831
Series 2016 A:
5% 7/1/32	3,560	3,630
5% 7/1/33	3,020	3,078
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/29	3,375	3,409
Series 2016 A, 5% 5/1/30	6,225	6,382
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 B, 4% 10/1/35	3,900	3,941
Series 2021:
5% 10/1/31	1,250	1,394
5% 10/1/32	645	717
Orange County Health Facilities Auth. Series 2016 A, 5% 10/1/44	1,605	1,624
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/24 (d)	1,140	1,142
5% 10/1/27 (d)	830	847
5% 10/1/29 (d)	860	880
5% 10/1/30 (d)	1,530	1,566
5% 10/1/31 (d)	1,075	1,099
5% 10/1/32 (d)	1,655	1,690
5% 10/1/33 (d)	3,555	3,631
5% 10/1/34 (d)	3,730	3,805
5% 10/1/35 (d)	3,930	4,004
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2019, 4% 8/15/49	9,880	9,019
Palm Beach County Health Facilities Auth. Rev. Series 2019 B, 5% 5/15/53	5,695	5,148
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/28	3,905	3,961
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	565	577
5% 7/1/39	810	819
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/29	4,140	4,256
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,080
5% 8/15/26	2,815	2,897
5% 8/15/27	1,865	1,950
5% 8/15/28	1,240	1,296
5% 8/15/30	2,685	2,801
5% 8/15/31	2,590	2,699
5% 8/15/32	1,930	2,008
5% 8/15/34	5,360	5,569
5% 8/15/35	3,555	3,686
5% 8/15/42	5,465	5,562
5% 8/15/47	8,115	8,211
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	912
Series 2015 A, 5% 12/1/40	1,820	1,823
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	940
5% 10/15/49	1,705	1,762
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	848
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,222
TOTAL FLORIDA		288,525
Georgia - 4.3%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2023 E, 5% 7/1/39 (d)	3,230	3,472
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	1,870	1,895
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	4,320	2,898
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (b)	6,900	7,286
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	1,515	1,433
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	13,420	10,959
Georgia Gen. Oblig. Series 2022 A:
5% 7/1/33	6,885	7,896
5% 7/1/35	24,240	27,783
Georgia Hsg. & Fin. Auth. Series 2021 A, 2.25% 12/1/36	2,750	2,223
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,664
5% 8/1/39	1,705	1,709
5% 8/1/43	2,275	2,278
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,402
4% 7/1/36	4,500	4,502
4% 7/1/43	6,160	6,004
Main Street Natural Gas, Inc. Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	25,000	25,102
Series 2021 C, 4%, tender 12/1/28 (b)	23,425	23,499
Series 2023 C, 5%, tender 9/1/30 (b)	23,910	25,385
Series 2023 D, 5%, tender 12/1/30 (b)	35,455	37,558
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,043
Series 2019 A, 5% 6/1/29	800	845
TOTAL GEORGIA		196,836
Hawaii - 0.4%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/29 (d)	1,055	1,103
5% 7/1/30 (d)	1,240	1,297
5% 7/1/31 (d)	1,215	1,262
5% 7/1/32 (d)	1,240	1,288
5% 7/1/33 (d)	1,265	1,314
Series 2022 A, 5% 7/1/42 (d)	9,480	10,022
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/34 (d)	750	754
TOTAL HAWAII		17,040
Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	390	388
Illinois - 14.9%
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	7,630	7,629
Series 2015 C, 5.25% 12/1/39	1,405	1,405
Series 2016 B, 6.5% 12/1/46	660	686
Series 2017 A, 7% 12/1/46 (e)	2,320	2,499
Series 2017 C:
5% 12/1/24	4,770	4,787
5% 12/1/25	2,725	2,760
5% 12/1/26	800	818
5% 12/1/30	2,105	2,159
5% 12/1/34	1,245	1,273
Series 2017 D:
5% 12/1/24	1,030	1,034
5% 12/1/31	3,565	3,647
Series 2017 H, 5% 12/1/36	95	97
Series 2018 A:
5% 12/1/25	830	841
5% 12/1/26	830	849
5% 12/1/28	3,915	4,068
5% 12/1/30	1,655	1,716
5% 12/1/32	950	982
5% 12/1/34	1,140	1,176
5% 12/1/35	830	854
Series 2018 C, 5% 12/1/46	1,850	1,855
Series 2019 A:
4% 12/1/27	5,000	4,975
5% 12/1/27	1,625	1,675
5% 12/1/28	2,910	3,024
5% 12/1/28	2,000	2,078
5% 12/1/33	1,300	1,351
Chicago Gen. Oblig.:
Series 2017 A, 6% 1/1/38	1,000	1,040
Series 2020 A:
5% 1/1/27	430	442
5% 1/1/29	3,175	3,349
5% 1/1/30	3,555	3,782
5% 1/1/31	3,760	3,992
Series 2021 A, 5% 1/1/32	5,335	5,720
Series 2023 A:
5.25% 1/1/38	11,380	12,271
5.5% 1/1/39	12,000	13,048
5.5% 1/1/40	6,750	7,303
Chicago Midway Arpt. Rev.:
Series 2016 A, 5% 1/1/28 (d)	1,655	1,673
Series 2016 B:
4% 1/1/35	1,305	1,304
5% 1/1/36	1,655	1,684
5% 1/1/37	2,235	2,272
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/31 (d)	5,000	5,017
Series 2015 C, 5% 1/1/46 (d)	1,985	1,986
Series 2016 B, 5% 1/1/34	5,050	5,142
Series 2016 C:
5% 1/1/33	2,255	2,296
5% 1/1/34	2,610	2,657
Series 2016 G:
5% 1/1/37 (d)	1,655	1,687
5% 1/1/42 (d)	1,655	1,669
5.25% 1/1/29 (d)	290	299
5.25% 1/1/31 (d)	330	341
Series 2017 A, 5% 1/1/31	2,925	3,033
Series 2017 B:
5% 1/1/35	1,740	1,799
5% 1/1/37	7,080	7,306
Series 2017 C:
5% 1/1/30	495	513
5% 1/1/31	495	513
5% 1/1/32	540	559
Series 2017 D:
5% 1/1/28 (d)	2,475	2,539
5% 1/1/29 (d)	2,070	2,121
5% 1/1/32 (d)	2,235	2,285
5% 1/1/34 (d)	3,360	3,436
5% 1/1/35 (d)	2,485	2,538
5% 1/1/36 (d)	3,090	3,153
5% 1/1/37 (d)	1,655	1,687
Series 2018 A:
5% 1/1/48 (d)	2,215	2,241
5% 1/1/53 (d)	3,790	3,815
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	2,185	2,230
5% 7/1/48 (d)	9,030	9,085
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/25	255	258
5% 6/1/26	205	210
Cook County Gen. Oblig. Series 2016 A:
5% 11/15/27	2,320	2,390
5% 11/15/28	3,020	3,113
5% 11/15/29	3,760	3,875
5% 11/15/30	4,140	4,273
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2021 A, 2% 1/1/39	4,475	3,313
Illinois Fin. Auth.:
Series 2020 A:
3% 5/15/50	10,870	8,467
3% 5/15/50 (Build America Mutual Assurance Insured)	5,040	3,945
3.25% 8/15/49	8,905	6,915
Series 2020, 5% 7/1/36	5,850	6,484
Series 2021 A, 3% 8/15/48	1,340	1,020
Series 2022 A, 5% 8/15/47	3,500	3,687
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,137
5% 8/1/30	760	793
5% 8/1/32	1,015	1,059
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	833
5% 10/1/29	830	854
5% 10/1/30	830	854
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	24,684
5% 5/15/43	34,525	34,919
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	919
4% 2/15/33	225	226
5% 2/15/29	5,110	5,292
5% 2/15/36	1,535	1,591
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	836
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	417
Series 2013:
5% 11/15/28	2,380	2,381
5% 11/15/29	1,160	1,160
Series 2015 A, 5% 11/15/35	1,985	1,998
Series 2015 C, 4.125% 8/15/37	735	700
Series 2016 A:
5% 2/15/29	4,255	4,348
5% 2/15/30	4,490	4,589
5% 7/1/30 (Pre-Refunded to 7/1/26 @ 100)	590	610
5% 2/15/31	3,620	3,700
5% 2/15/32	3,520	3,598
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	433
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	1,736
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	512
Series 2016 B:
5% 8/15/31	6,095	6,312
5% 8/15/32	5,000	5,164
5% 8/15/34	6,220	6,419
5% 8/15/36	8,680	8,932
Series 2016 C:
3.75% 2/15/34	1,215	1,177
4% 2/15/36	5,160	5,124
4% 2/15/41	20,725	20,243
5% 2/15/31	12,595	13,047
5% 2/15/32	3,660	3,791
5% 2/15/34	2,920	3,027
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	30
5% 5/15/29	1,040	1,061
5% 12/1/29	1,420	1,449
5% 5/15/30	2,200	2,242
5% 12/1/33	835	850
Series 2017 A, 5% 8/1/42	730	739
Series 2017:
5% 1/1/29	2,775	2,880
5% 7/1/34	4,640	4,816
5% 7/1/35	3,900	4,047
Series 2019:
4% 9/1/37	600	516
4% 9/1/41	1,000	812
5% 9/1/36	1,000	975
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	3,005	3,008
5% 2/1/26	2,270	2,272
5% 4/1/28	1,895	1,896
5% 5/1/28	1,780	1,781
5.25% 2/1/31	360	360
Series 2016:
5% 6/1/26	995	1,021
5% 2/1/27	5,585	5,780
Series 2018 A, 5% 10/1/28	230	243
Series 2020, 5.75% 5/1/45	3,865	4,198
Series 2021 A:
5% 3/1/32	2,750	2,971
5% 3/1/33	1,500	1,625
5% 3/1/34	2,220	2,403
5% 3/1/35	5,450	5,896
5% 3/1/36	4,500	4,864
5% 3/1/37	5,500	5,934
5% 3/1/46	7,635	7,961
Series 2022 A:
5% 3/1/29	4,600	4,890
5% 3/1/32	4,490	4,920
5% 3/1/33	6,690	7,329
5% 3/1/34	5,110	5,594
Series 2022 B, 5% 10/1/34	16,015	17,625
Series 2023 B:
5% 5/1/29	11,295	12,029
5% 5/1/35	8,085	8,858
5% 5/1/36	3,550	3,885
5% 5/1/37	1,770	1,933
5.25% 5/1/41	4,360	4,773
5.25% 5/1/43	320	347
Series 2024 B:
5% 5/1/34	1,020	1,139
5% 5/1/35	3,170	3,538
5% 5/1/37	3,160	3,513
5.25% 5/1/43	2,795	3,083
5.25% 5/1/48	2,000	2,163
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	5,882	5,092
Illinois Hsg. Dev. Auth. Rev. Series 2019 D, 2.7% 10/1/34	760	669
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,408
Illinois Sales Tax Rev. Series 2021 A, 3% 6/15/33 (Build America Mutual Assurance Insured)	4,230	3,938
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	1,260	1,313
Series A:
5% 1/1/36	1,000	1,105
5% 1/1/38	350	385
5% 1/1/40	2,390	2,613
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	5,883
5% 2/1/35	4,140	4,199
5% 2/1/36	7,120	7,212
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. Series 2021, 2.25% 1/1/40	1,000	746
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,645	1,617
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	41,985	18,181
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	8,205	3,330
0% 6/15/45 (Assured Guaranty Muni. Corp. Insured)	25,250	9,645
0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	2,890	1,039
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	3,000	1,016
Series 2012 B, 0% 12/15/51	10,845	2,668
Series 2002 A, 0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,690	1,082
Series 2002, 0% 12/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,280	7,934
Series 2017 B:
5% 12/15/25	830	844
5% 12/15/26	2,755	2,834
5% 12/15/27	295	307
5% 12/15/31	560	584
5% 12/15/34	330	344
Series 2022 A:
4% 12/15/42	7,330	7,223
4% 12/15/47	560	531
4% 6/15/52	2,000	1,851
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,426
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,352
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,061
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,373
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/32	7,305	8,084
Schaumburg Village Gen. Oblig. Series 2023:
4% 12/1/30	2,235	2,331
4% 12/1/31	2,350	2,459
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	3,425	3,627
Will County Cmnty. Unit School District #365-U Series 2007:
0% 11/1/26	745	688
0% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	4,350	3,978
TOTAL ILLINOIS		685,651
Indiana - 1.3%
Indiana Fin. Auth. Health Sys. Rev. Series 2016 A, 4% 11/1/51	20,960	19,668
Indiana Fin. Auth. Rev. Series 2016:
5% 9/1/26	1,075	1,107
5% 9/1/28	2,535	2,606
5% 9/1/29	1,240	1,276
5% 9/1/30	1,160	1,194
Indiana Hsg. & Cmnty. Dev. Auth. (Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (e)	2,045	1,745
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	5,404
Series 2016:
4% 1/1/32 (d)	830	826
4% 1/1/33 (d)	830	824
4% 1/1/34 (d)	1,010	1,002
4% 1/1/35 (d)	2,300	2,281
5% 1/1/26 (d)	875	890
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,060
5% 7/1/35	1,960	2,084
5% 7/1/36	2,130	2,261
5% 7/1/37	1,970	2,087
5% 7/1/38	2,345	2,476
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	253
4% 4/1/46	6,035	5,558
5% 4/1/43	460	472
Series 2020:
4% 4/1/38	1,510	1,467
5% 4/1/32	1,805	1,912
TOTAL INDIANA		58,453
Iowa - 0.2%
Iowa Fin. Auth. Rev.:
Series 2019 A1, 4% 5/15/55	2,000	1,506
Series A:
5% 5/15/43	1,145	1,095
5% 5/15/48	1,885	1,742
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (d)	1,850	1,883
5% 12/1/27 (d)	1,965	2,010
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2021 B1, 4% 6/1/49	450	446
TOTAL IOWA		8,682
Kentucky - 1.5%
Ashland Med. Ctr. Rev. Series 2019, 3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	2,545	2,167
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/28	1,310	1,338
5% 1/1/31	1,240	1,264
5% 1/1/32	1,240	1,264
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,068
5% 8/1/44	1,000	1,030
Series 2019 A2, 5% 8/1/44	2,995	3,084
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	855
5% 5/1/29	4,510	4,751
5% 5/1/32	1,185	1,254
5% 5/1/33	915	968
5% 5/1/34	1,045	1,108
5% 5/1/35	615	649
5% 5/1/36	520	548
Kentucky, Inc. Pub. Energy Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	7,030	7,369
Series 2024 A1, 5.25%, tender 2/1/32 (b)	13,375	14,440
Series A, 4%, tender 6/1/26 (b)	10,000	10,043
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	1,695	1,733
Series 2020 D, 5%, tender 10/1/29 (b)	2,030	2,162
Series 2020 A:
3% 10/1/43	8,660	6,779
5% 10/1/37	2,405	2,523
5% 10/1/38	2,300	2,401
TOTAL KENTUCKY		68,798
Louisiana - 0.8%
Jefferson Parish Consolidated Wtrwks. District No. 2 Series 2022, 5% 2/1/42 (Build America Mutual Assurance Insured)	10,390	11,134
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	1,550	1,669
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	1,966
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/28	1,655	1,713
5% 12/15/29	1,175	1,216
5% 12/15/30	2,320	2,399
Series 2018 E:
5% 7/1/37	1,615	1,707
5% 7/1/38	1,260	1,325
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/29 (d)	4,295	4,312
5% 1/1/31 (d)	2,070	2,078
Series 2017 B:
5% 1/1/27 (d)	330	339
5% 1/1/28 (d)	205	210
5% 1/1/32 (d)	330	337
5% 1/1/33 (d)	580	592
5% 1/1/34 (d)	180	184
5% 1/1/35 (d)	330	337
Series 2017 D2:
5% 1/1/27 (d)	415	427
5% 1/1/28 (d)	595	609
5% 1/1/31 (d)	530	542
5% 1/1/33 (d)	850	868
5% 1/1/34 (d)	1,020	1,042
5% 1/1/36 (d)	775	791
5% 1/1/37 (d)	1,275	1,300
TOTAL LOUISIANA		37,097
Maine - 0.9%
Brunswick Series 2020, 2.5% 11/1/39	720	574
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2016 A:
4% 7/1/41	1,935	1,686
4% 7/1/46	3,180	2,602
5% 7/1/41	8,620	8,399
5% 7/1/46	22,975	21,420
Series 2017 B:
4% 7/1/25	375	376
4% 7/1/31	580	583
4% 7/1/32	415	417
4% 7/1/34	835	837
5% 7/1/26	270	277
5% 7/1/28	420	436
5% 7/1/29	330	342
5% 7/1/33	830	862
5% 7/1/35	630	655
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	882
5% 7/1/36	2,150	2,173
5% 7/1/38	555	559
TOTAL MAINE		43,080
Maryland - 1.5%
Anne Arundel County Gen. Oblig.:
Series 2012, 3% 10/1/36	3,625	3,367
Series 2021, 3% 10/1/37	1,970	1,809
Baltimore County Gen. Oblig. Series 2021, 3% 3/1/37	1,285	1,188
Baltimore Gen. Oblig. Series 2022 A:
5% 10/15/36	1,015	1,152
5% 10/15/38	2,935	3,302
5% 10/15/39	3,085	3,455
5% 10/15/42	3,315	3,669
City of Westminster Series 2016:
5% 11/1/27	2,150	2,196
5% 11/1/28	2,275	2,325
5% 11/1/29	2,410	2,466
5% 11/1/30	2,555	2,613
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	1,960	1,948
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/25	1,000	1,025
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,082
5% 6/1/35	1,655	1,730
Maryland Gen. Oblig. Series 2022 A, 5% 6/1/35	10,210	11,674
Maryland Health & Higher Edl. Series 2021 A, 3% 7/1/51	6,445	5,094
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A:
4% 7/1/42	1,430	1,312
5% 7/1/35	575	585
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
4% 6/1/46	1,280	1,246
4% 6/1/51	3,000	2,878
Washington Metropolitan Area Transit Auth.:
Series 2020 A, 5% 7/15/38	9,900	10,723
Series 2021 A, 5% 7/15/46	2,000	2,144
TOTAL MARYLAND		68,983
Massachusetts - 3.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1:
5% 7/1/32	2,235	2,496
5% 7/1/33	2,500	2,794
5% 7/1/34	1,260	1,410
5% 7/1/35	3,180	3,537
Massachusetts Commonwealth Trans. Fund Rev. Series 2021 A, 5% 6/1/51	5,900	6,219
Massachusetts Dev. Fin. Agcy. Rev.:
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,375
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	3,390
5% 7/1/34	3,500	3,688
Series 2017, 4% 7/1/41	8,280	8,130
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	744
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	844
5% 10/1/28	875	890
5% 10/1/29	920	937
5% 10/1/31	1,015	1,033
5% 10/1/32	1,065	1,083
Series 2016 I, 5% 7/1/41	1,925	1,938
Series 2016:
5% 10/1/29	830	853
5% 10/1/30	1,240	1,273
5% 7/1/31	1,385	1,413
5% 10/1/31	1,340	1,376
5% 10/1/43	8,995	9,007
Series 2017:
5% 7/1/34	1,325	1,354
5% 7/1/35	1,000	1,021
Series 2019, 5% 9/1/59	5,865	6,098
Series 2020 A, 4% 7/1/45	12,200	10,791
Series 2022, 5% 10/1/37	1,720	1,930
Series M:
4% 10/1/50	12,425	10,465
5% 10/1/45	9,360	9,396
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (d)	1,000	1,028
5% 7/1/28 (d)	1,915	1,969
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	4,175	4,370
Series 2020 D, 5% 7/1/48	5,670	6,014
Series 2022 C, 5.25% 10/1/47	30,000	33,118
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	1,795
5% 7/1/34	895	923
5% 7/1/38	1,300	1,337
Series 2016 B, 5% 7/1/43 (d)	7,110	7,191
Series 2021 E:
5% 7/1/38 (d)	2,875	3,088
5% 7/1/39 (d)	4,480	4,793
5% 7/1/40 (d)	2,835	3,019
5% 7/1/51 (d)	10,000	10,405
TOTAL MASSACHUSETTS		174,535
Michigan - 1.8%
Detroit Downtown Dev. Auth. Tax Series 2018 A, 5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000	1,003
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	2,600	2,633
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,504
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	2,780	2,190
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,106
5% 7/1/48	8,725	8,966
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	1,945	1,988
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	10	10
Michigan Bldg. Auth. Rev. Series 2015 I:
5% 4/15/30	3,960	4,014
5% 4/15/30 (Pre-Refunded to 10/15/25 @ 100)	180	184
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	2,657
Series 2019 A:
3% 12/1/49	3,935	3,073
5% 11/15/48	2,105	2,179
Series 2020 A, 4% 6/1/49	2,545	2,307
Michigan Hosp. Fin. Auth. Rev. Series 2008 C:
5% 12/1/32	1,110	1,160
5% 12/1/32 (Pre-Refunded to 12/1/27 @ 100)	130	138
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	1,350	1,326
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	4,870	3,383
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	8,849
5% 3/1/50	13,450	13,859
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,427
5% 11/1/31	2,090	2,140
5% 11/1/36	205	209
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,165	1,237
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,230	1,244
4% 12/1/34 (Assured Guaranty Muni. Corp. Insured)	1,020	1,031
4% 12/1/35 (Assured Guaranty Muni. Corp. Insured)	995	1,005
4% 12/1/36 (Assured Guaranty Muni. Corp. Insured)	1,035	1,045
5% 12/1/31	310	325
5% 12/1/32	315	330
5% 12/1/34	580	607
5% 12/1/35	540	565
5% 12/1/37	355	370
Series 2017 B:
5% 12/1/29 (d)	495	511
5% 12/1/30 (d)	580	597
5% 12/1/31 (d)	660	679
5% 12/1/32 (d)	420	434
5% 12/1/32 (d)	540	555
5% 12/1/34 (d)	495	511
5% 12/1/35 (d)	540	558
5% 12/1/37 (d)	705	726
5% 12/1/42 (d)	830	845
Series 2018 D, 5% 12/1/29 (d)	3,645	3,815
TOTAL MICHIGAN		85,295
Minnesota - 1.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,067
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,368
Series 2017, 5% 5/1/25	660	664
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	2,559	2,032
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	636
5% 10/1/45	1,370	1,375
Minnesota Hsg. Fin. Agcy. Series 2023 F, 5.75% 7/1/53	1,035	1,097
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (b)	18,275	18,408
Minnesota Office of Higher Ed. Series 2023:
5% 11/1/30 (d)	3,800	3,989
5% 11/1/31 (d)	4,200	4,425
5% 11/1/32 (d)	4,400	4,656
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	520	520
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	3,665	3,589
TOTAL MINNESOTA		49,826
Mississippi - 0.0%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	5,076	2,436
Missouri - 0.8%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	598
5% 3/1/31	870	895
5% 3/1/36	1,725	1,768
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,204
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	818
3.25% 2/1/28	830	821
5% 2/1/29	1,025	1,037
5% 2/1/31	2,150	2,174
5% 2/1/33	2,375	2,398
5% 2/1/36	2,235	2,258
Series 2019 A:
4% 10/1/48	2,850	2,745
5% 10/1/46	5,575	5,809
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
(First Place Homeownership Ln. Prog.) Series 2021 C, 3.25% 11/1/52	2,685	2,608
Series 2019, 4% 5/1/50	460	457
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,567
5% 7/1/34	1,750	1,879
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	966
Series 2018 A:
5.125% 9/1/48	3,325	3,268
5.125% 9/1/49	2,665	2,604
TOTAL MISSOURI		36,874
Montana - 0.1%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (d)	95	95
Series 2019 B, 4% 6/1/50	285	283
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	4,010	3,191
TOTAL MONTANA		3,569
Nebraska - 0.7%
Central Plains Energy Proj. Rev. Bonds (Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	15,135	15,943
Douglas County Neb Edl. Facilities Rev.:
(Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	839
5% 7/1/36	570	593
(Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	1,795	1,344
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	1,220	1,201
Series 2019 E, 3.75% 9/1/49 (d)	1,205	1,187
Series 2020 A, 3.5% 9/1/50	1,185	1,164
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,078
5% 1/1/40	935	945
Omaha Arpt. Auth. Arpt. Rev. Series 2017 A:
5% 12/15/25 (d)	185	189
5% 12/15/25 (Escrowed to Maturity) (d)	145	148
5% 12/15/26 (d)	660	682
5% 12/15/26 (Escrowed to Maturity) (d)	530	547
5% 12/15/27 (d)	455	466
5% 12/15/27 (Pre-Refunded to 12/15/26 @ 100) (d)	375	387
5% 12/15/30 (d)	685	703
5% 12/15/30 (Pre-Refunded to 12/15/26 @ 100) (d)	555	573
5% 12/15/31 (d)	360	369
5% 12/15/31 (Pre-Refunded to 12/15/26 @ 100) (d)	290	300
5% 12/15/33 (d)	365	373
5% 12/15/33 (Pre-Refunded to 12/15/26 @ 100) (d)	295	305
5% 12/15/35 (d)	910	928
5% 12/15/35 (Pre-Refunded to 12/15/26 @ 100) (d)	745	770
5% 12/15/36 (d)	230	234
5% 12/15/36 (Pre-Refunded to 12/15/26 @ 100) (d)	190	196
TOTAL NEBRASKA		32,464
Nevada - 0.2%
Clark County School District Series 2020 B, 3% 6/15/39	3,710	3,202
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	705	701
Tahoe-Douglas Visitors Auth. Series 2020:
5% 7/1/40	1,000	1,025
5% 7/1/45	2,605	2,634
TOTAL NEVADA		7,562
New Hampshire - 1.9%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B, 3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	3,855	3,034
Nat'l. Fin. Auth. Rev. (Presbyterian Sr. Living Proj.) Series 2023 A, 5.25% 7/1/48	1,480	1,551
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	5,727	5,619
Series 2023 2A, 3.875% 1/20/38	10,488	9,878
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	940
5% 8/1/29	855	894
5% 8/1/30	850	886
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	3,459
Series 2017:
5% 7/1/30	2,125	2,244
5% 7/1/31	4,750	5,015
5% 7/1/32	3,185	3,360
5% 7/1/33	2,900	3,054
5% 7/1/34	4,415	4,652
5% 7/1/35	4,635	4,886
5% 7/1/36	4,870	5,125
5% 7/1/37	4,290	4,503
Series 2017, 5% 7/1/44	1,590	1,478
Series 2023 B, 5% 11/1/43 (d)	3,615	3,764
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/32	2,295	2,219
5% 7/1/24	830	830
5% 7/1/25	980	980
5% 7/1/27	415	415
Series 2016:
4% 10/1/38	2,010	1,906
5% 10/1/24	1,755	1,759
5% 10/1/25	1,740	1,766
5% 10/1/29	5,525	5,633
5% 10/1/31	4,315	4,397
5% 10/1/33	3,355	3,415
TOTAL NEW HAMPSHIRE		87,662
New Jersey - 6.0%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	860	886
5% 7/1/30 (Assured Guaranty Muni. Corp. Insured)	2,105	2,165
5% 7/1/32 (Assured Guaranty Muni. Corp. Insured)	1,035	1,063
5% 7/1/33 (Assured Guaranty Muni. Corp. Insured)	1,075	1,103
Englewood Gen. Oblig. Series 2021, 2% 2/1/31	1,670	1,422
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/49 (Build America Mutual Assurance Insured)	3,185	3,422
Lyndhurst Township N J School District Series 2020, 2% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000	803
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (e)	1,000	684
Series 2015, 5.25% 6/15/27	6,525	6,609
Series A, 5% 11/1/40	8,915	9,407
Series QQQ, 4% 6/15/46	8,255	8,069
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	910	662
Series LLL, 5% 6/15/44	2,680	2,804
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	1,778
5% 7/1/32	1,985	2,027
New Jersey Gen. Oblig.:
Series 2020 A, 5% 6/1/29	3,685	3,999
Series 2021:
2% 6/1/30	3,745	3,265
2% 6/1/32	3,155	2,624
2% 6/1/36	1,775	1,359
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/27	620	638
5% 7/1/28	300	308
5% 7/1/29 (Pre-Refunded to 7/1/26 @ 100)	580	597
5% 7/1/30	830	852
Series 2016:
4% 7/1/48	2,400	2,154
5% 7/1/41	2,865	2,873
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	830	847
Series 2018 B:
5% 12/1/25 (d)	3,495	3,549
5% 12/1/26 (d)	1,035	1,057
Series 2023 A:
5% 12/1/31 (d)	2,475	2,630
5% 12/1/32 (d)	2,475	2,644
5% 12/1/33 (d)	2,400	2,568
Series 2023 B:
5% 12/1/30 (d)	3,420	3,610
5% 12/1/31 (d)	4,610	4,899
5% 12/1/32 (d)	11,000	11,749
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	1,485	1,499
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2022 B:
4.25% 1/1/43	1,680	1,721
4.5% 1/1/48	20,000	20,496
Series 2024 C:
5% 1/1/42 (i)	4,305	4,752
5% 1/1/43 (i)	4,525	4,972
5% 1/1/44 (i)	6,035	6,609
5% 1/1/45 (i)	5,385	5,877
Series 2024:
4% 1/1/35 (i)	2,295	2,457
5% 1/1/33 (i)	4,585	5,266
5% 1/1/34 (i)	2,750	3,197
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	22,482
Series 2006 C:
0% 12/15/30 (FGIC Insured)	1,200	942
0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	7,625	5,359
0% 12/15/34	2,220	1,501
Series 2008 A, 0% 12/15/38	1,500	848
Series 2010 A, 0% 12/15/27	9,485	8,344
Series 2014 BB2:
5% 6/15/32	5,810	6,413
5% 6/15/33	1,635	1,803
5% 6/15/34	1,060	1,169
Series 2016 A:
5% 6/15/27	2,250	2,309
5% 6/15/29	1,865	1,913
Series 2019 BB, 4% 6/15/50	2,625	2,500
Series 2021 A, 5% 6/15/33	2,980	3,283
Series 2022 A:
4% 6/15/39	5,030	5,049
4% 6/15/40	5,410	5,396
4% 6/15/42	7,290	7,183
Series 2022 AA:
5% 6/15/32	8,500	9,493
5% 6/15/34	7,460	8,326
5% 6/15/36	2,215	2,468
5% 6/15/37	4,235	4,690
Series A, 5% 12/15/33	680	734
Series AA:
4% 6/15/35	1,500	1,522
4% 6/15/40	1,680	1,664
4% 6/15/45	7,950	7,692
4% 6/15/50	4,865	4,632
5% 6/15/35	490	535
5% 6/15/39	3,000	3,232
Series BB, 5% 6/15/50	1,885	1,930
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A, 4.625% 11/1/47	3,500	3,566
TOTAL NEW JERSEY		278,950
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,125	1,112
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	275	277
5% 5/15/39	205	203
5% 5/15/44	215	205
5% 5/15/49	425	393
TOTAL NEW MEXICO		2,190
New York - 8.9%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,047
4% 7/1/34	1,035	1,047
Series 2017:
5% 12/1/24 (e)	1,100	1,098
5% 12/1/25 (e)	1,200	1,196
Hempstead Local Dev. Corp. Rev. (Hofstra Univ. Proj.) Series 2021 A, 3% 7/1/51	3,310	2,424
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	26,319
New York City Edl. Construction Fund Series 2021 B, 5% 4/1/46	5,215	5,575
New York City Gen. Oblig. Series 2016 E, 5% 8/1/28	3,645	3,764
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Series 2019 J, 3.05% 11/1/49	1,925	1,490
Series 2021 F1, 2.4% 11/1/46	2,680	1,838
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2022 EE, 5% 6/15/45	11,240	12,209
Series GG 1, 5% 6/15/48	3,500	3,711
New York City Transitional Fin. Auth. Series 2024:
5% 11/1/31	8,000	9,037
5% 11/1/33	8,000	9,246
New York City Transitional Fin. Auth. Bldg. Aid Rev. Series 2015 S2, 5% 7/15/35	1,465	1,488
New York City Transitional Fin. Auth. Rev. Series 2024 A1, 5% 5/1/42	4,870	5,376
New York Dorm. Auth. Rev. Series 2022 A:
5% 7/15/37	785	818
5% 7/15/42	2,210	2,253
5% 7/15/50	5,710	5,723
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	26,245	29,341
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/45	6,170	6,219
Series 2020 A1:
4% 11/15/51	3,550	3,369
4% 11/15/52	3,855	3,644
Series 2020 D:
4% 11/15/46	39,325	38,148
4% 11/15/47	2,710	2,611
Series 2024 A:
5% 11/15/34	27,955	31,401
5% 11/15/35	4,000	4,490
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	7,555	5,821
Series 2021 E:
3% 3/15/50	3,275	2,507
4% 3/15/45	13,955	13,711
Series 2024 A:
5% 3/15/29	8,000	8,672
5% 3/15/30	5,235	5,762
5% 3/15/31	10,470	11,694
5% 3/15/32	13,090	14,815
5% 3/15/33	3,410	3,907
5% 3/15/34	3,055	3,542
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (d)	545	532
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,163
Series 2020 E:
3% 3/15/50	4,230	3,250
4% 3/15/44	28,000	27,608
4% 3/15/45	22,500	22,075
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (d)	3,560	3,560
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	2,755	2,972
5% 12/1/33 (d)	4,270	4,605
5% 12/1/34 (d)	4,665	5,020
5% 12/1/35 (d)	2,330	2,503
5% 12/1/36 (d)	1,590	1,703
5% 12/1/37 (d)	4,240	4,522
5% 12/1/38 (d)	10,300	10,929
5% 12/1/39 (d)	7,875	8,329
5% 12/1/40 (d)	6,665	7,010
5% 12/1/41 (d)	6,060	6,348
5% 12/1/42 (d)	3,030	3,162
New York Urban Dev. Corp. Rev. Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	4,647
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (Assured Guaranty Muni. Corp. Insured)	1,200	1,199
5% 12/1/31 (Assured Guaranty Muni. Corp. Insured)	1,500	1,607
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	834
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (e)	750	696
5.375% 11/1/54 (e)	1,150	955
TOTAL NEW YORK		411,542
New York And New Jersey - 0.6%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	20,395	22,757
Port Auth. of New York & New Jersey Series 2023 238:
5% 7/15/38 (d)	2,085	2,261
5% 7/15/39 (d)	1,275	1,379
5% 7/15/40 (d)	1,120	1,205
TOTAL NEW YORK AND NEW JERSEY		27,602
North Carolina - 0.6%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	4,240
5% 6/1/46	2,120	2,235
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,328
5% 7/1/33	1,040	1,090
5% 7/1/37	2,910	3,042
Series 2017 B:
5% 7/1/25 (d)	85	86
5% 7/1/26 (d)	85	87
5% 7/1/27 (d)	160	165
5% 7/1/28 (d)	135	139
5% 7/1/29 (d)	195	202
5% 7/1/30 (d)	210	217
5% 7/1/31 (d)	395	408
5% 7/1/32 (d)	420	434
5% 7/1/33 (d)	440	454
5% 7/1/34 (d)	460	475
5% 7/1/35 (d)	315	325
5% 7/1/36 (d)	255	263
5% 7/1/37 (d)	300	309
5% 7/1/42 (d)	975	995
Series 2017 C, 4% 7/1/32	1,190	1,204
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	275	289
North Carolina Grant Anticipation Rev. Series 2021, 2% 3/1/36	5,490	4,305
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2020 A, 3% 7/1/45	3,445	2,709
Series 2021 A:
4% 3/1/41	1,050	932
4% 3/1/51	2,075	1,669
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A, 5% 6/1/43 (d)	1,035	1,033
TOTAL NORTH CAROLINA		28,635
North Dakota - 0.1%
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	5,480	3,817
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	7,376
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,512
5% 8/1/26	1,645	1,696
5% 8/1/27	2,060	2,158
5% 8/1/28	2,060	2,176
5% 8/1/29	4,130	4,345
5% 8/1/30	3,520	3,706
Bowling Green City School District Series 2024 B, 4% 10/1/44	4,130	4,105
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
3% 6/1/48	3,870	2,936
4% 6/1/48	1,265	1,166
5% 6/1/30	2,000	2,156
5% 6/1/32	1,665	1,792
5% 6/1/33	2,000	2,150
5% 6/1/34	420	450
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	1,794
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,129
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	470	466
5% 12/1/46	4,700	4,906
5% 12/1/51	6,900	7,179
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (b)	1,850	1,860
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/33	3,685	3,650
Ohio Hosp. Rev.:
Series 2020 A, 4% 1/15/50	975	905
Series 2021 A, 4% 1/15/46	5,600	5,360
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	370	371
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	2,520	2,744
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	988
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	4,930	5,551
5% 2/15/38	1,155	1,307
5% 2/15/39	240	271
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	1,844
5% 2/15/34	370	374
Series 2019, 5% 2/15/29	2,725	2,796
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	3,795
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	1,550	1,599
6% 12/1/29	1,645	1,710
6% 12/1/30	1,750	1,832
6% 12/1/31	1,850	1,949
TOTAL OHIO		95,104
Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,070
5% 10/1/29	1,160	1,181
5% 10/1/36	830	840
5% 10/1/39	1,655	1,663
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	1,915	1,901
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	465	506
TOTAL OKLAHOMA		7,161
Oregon - 1.1%
Lake Oswego Ore Series 2019 A:
2.7% 6/1/37	1,850	1,579
2.75% 6/1/38	1,960	1,653
Multnomah County School District #1J Portland Series 2020 B, 3% 6/15/36	1,525	1,395
Oregon Health and Science Univ. Spl. Rev. Series 2021 A, 3% 7/1/51	8,100	6,100
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single Family Mtg. Prog.) Series A, 3.5% 1/1/51	1,800	1,768
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	1,065	885
Series 2019 A, 4% 7/1/50	4,590	4,564
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	2,980	3,084
Series 2022 28:
5% 7/1/41 (d)	12,420	13,176
5% 7/1/52 (d)	10,500	10,864
Salem Hosp. Facility Auth. Rev.:
(Salem Health Projs.) Series 2019 A, 3% 5/15/49	5,975	4,674
Series 2016 A, 4% 5/15/41	1,680	1,640
TOTAL OREGON		51,382
Pennsylvania - 7.7%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
4% 1/1/38 (d)	2,545	2,536
4% 1/1/39 (d)	3,075	3,029
4% 1/1/40 (d)	10,000	9,829
4% 1/1/41 (d)	10,000	9,753
5% 1/1/29 (d)	4,185	4,389
5% 1/1/30 (d)	4,000	4,243
5% 1/1/31 (d)	3,000	3,215
5% 1/1/32 (d)	4,000	4,288
5% 1/1/51 (d)	20,480	21,094
5% 1/1/56 (d)	12,420	12,755
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	1,200	576
4% 12/1/41	2,450	1,176
4.25% 12/1/50	2,730	1,310
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 3% 8/15/53 (Assured Guaranty Muni. Corp. Insured)	8,240	6,472
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	871
5% 7/15/29	1,290	1,372
5% 7/15/32	830	881
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/28	885	904
5% 6/1/29	970	990
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,309
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A:
5% 7/1/46	980	953
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	225	232
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,024
4% 7/15/35	2,135	2,053
4% 7/15/37	4,140	4,030
5% 7/15/25	330	333
5% 7/15/26	1,035	1,055
5% 7/15/27	1,745	1,793
5% 7/15/28	1,285	1,327
5% 7/15/29	1,385	1,423
5% 7/15/30	1,815	1,863
5% 7/15/31	1,240	1,273
5% 7/15/32	1,305	1,339
5% 7/15/34	1,405	1,442
5% 7/15/36	4,150	4,248
5% 7/15/38	4,990	5,084
5% 7/15/43	5,795	5,825
Series 2020, 4% 7/15/45	2,900	2,690
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2021, 5% 11/1/51	3,595	3,692
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,181
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	849
5% 7/1/27	830	851
5% 7/1/28	830	849
5% 7/1/34	3,045	3,084
5% 7/1/36	1,655	1,676
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/24	965	964
5% 10/1/25	865	862
5% 10/1/27	415	411
Series 2016 A:
5% 10/1/28	1,255	1,222
5% 10/1/29	2,150	2,088
5% 10/1/31	3,790	3,651
5% 10/1/36	6,790	6,490
5% 10/1/40	4,700	4,377
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.):
Series 2016 A, 5% 8/15/36	615	626
Series 2018 A, 4% 8/15/48	10,545	9,478
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living Proj.) Series 2023 B2, 5% 7/1/38	1,625	1,730
Pennsylvania Gen. Oblig. Series 2023, 5% 9/1/32	10,000	11,401
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	2,917
Series 2017:
5% 5/1/35	1,025	1,048
5% 5/1/37	1,295	1,321
5% 5/1/41	5,860	5,915
Series 2016:
5% 5/1/28	415	421
5% 5/1/32	1,040	1,055
5% 5/1/33	1,405	1,424
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	2,950	2,862
Pennsylvania Tpk. Commission Tpk. Rev. Series 2021 B, 5% 12/1/38	6,680	7,372
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	843
5% 7/1/26	830	857
5% 7/1/27	660	692
Series 2017 B:
5% 7/1/26 (d)	2,485	2,538
5% 7/1/27 (d)	2,070	2,141
5% 7/1/28 (d)	2,485	2,562
5% 7/1/29 (d)	1,860	1,916
5% 7/1/32 (d)	2,485	2,559
5% 7/1/33 (d)	1,865	1,920
5% 7/1/34 (d)	3,310	3,403
5% 7/1/37 (d)	3,725	3,809
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,459
Philadelphia Gas Works Rev. Series 16 A, 4% 8/1/45 (Assured Guaranty Muni. Corp. Insured)	2,685	2,625
Philadelphia School District:
Series 2016 D:
5% 9/1/26	7,600	7,856
5% 9/1/27	8,020	8,236
5% 9/1/28	6,705	6,890
Series 2016 F:
5% 9/1/28	11,600	11,920
5% 9/1/29	7,540	7,737
Series 2018 A:
5% 9/1/36	1,575	1,650
5% 9/1/37	910	953
5% 9/1/38	1,450	1,517
Series 2018 B, 5% 9/1/43	2,115	2,173
Series 2019 A:
4% 9/1/35	5,215	5,285
5% 9/1/33 (Assured Guaranty Muni. Corp. Insured)	2,480	2,672
5% 9/1/34	7,225	7,684
Series 2019 C, 5% 9/1/33	2,540	2,709
Series F:
5% 9/1/30	5,625	5,758
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	21
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2018 A:
5% 10/1/35	4,190	4,476
5% 10/1/36	6,210	6,637
5% 10/1/48	6,000	6,253
Series 2023 B, 5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	4,210	4,715
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (Assured Guaranty Muni. Corp. Insured)	2,315	2,490
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	775	814
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2015 A, 5% 6/1/26	1,055	1,068
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	4,733
5% 8/1/48	5,335	5,451
TOTAL PENNSYLVANIA		353,818
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2020 A, 5% 7/1/35 (e)	3,435	3,589
Series 2021 B:
4% 7/1/42 (e)	1,085	1,016
5% 7/1/33 (e)	1,580	1,667
5% 7/1/37 (e)	6,625	6,911
Series 2022 A, 4% 7/1/42 (e)	5,545	5,192
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	16,679	11,129
4% 7/1/33	11,631	11,648
4% 7/1/35	4,213	4,136
5.625% 7/1/27	1,360	1,419
5.625% 7/1/29	3,903	4,186
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1:
0% 7/1/31	9,290	7,052
4.55% 7/1/40	2,000	2,007
Series 2019 A2, 4.329% 7/1/40	12,190	12,027
TOTAL PUERTO RICO		71,979
Rhode Island - 0.9%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	657
5% 9/1/36	5,810	5,823
Series 2016, 5% 5/15/39	5,215	5,271
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2024:
5% 6/1/38	1,650	1,825
5% 6/1/43	3,120	3,371
5% 6/1/44	3,170	3,417
5% 6/1/48	7,135	7,590
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	685	681
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2021 A, 5% 12/1/28 (d)	1,480	1,549
Series 2023 A, 5% 12/1/31 (d)	4,830	5,136
Series 2024 A:
5% 12/1/30 (d)	1,900	2,007
5% 12/1/31 (d)	1,960	2,080
Series A:
3.5% 12/1/34 (d)	1,200	1,113
5% 12/1/25 (d)	1,000	1,014
TOTAL RHODE ISLAND		41,534
South Carolina - 1.3%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,199
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,301
5% 12/1/28	4,690	4,739
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	1,375	1,366
Series 2023 B, 6% 1/1/54	1,545	1,683
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,065
5% 7/1/33	4,200	4,428
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	910	924
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/29	2,485	2,536
5% 12/1/38	250	253
Series 2016 B, 5% 12/1/31	910	932
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	14,859
4% 4/15/48	10,815	10,010
5% 4/15/48	10,595	10,820
TOTAL SOUTH CAROLINA		58,115
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	566
Series 2017:
5% 7/1/26	250	257
5% 7/1/28	250	262
5% 7/1/29	470	493
Series 2020 A, 3% 9/1/45	3,355	2,649
TOTAL SOUTH DAKOTA		4,227
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,140
5% 8/1/31	1,000	1,067
5% 8/1/33	1,250	1,335
Series 2019 A2, 5% 8/1/35	765	817
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	1,755	1,757
Series 2019 B, 5% 7/1/54 (d)	9,580	9,821
Tennessee Hsg. Dev. Agcy.:
Series 2015 A, 3.5% 7/1/45	990	981
Series 2022 2, 5% 1/1/53	4,625	4,735
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	415	342
2.8% 7/1/44	505	398
Series 2019 4, 2.9% 7/1/39	300	253
TOTAL TENNESSEE		23,646
Texas - 4.7%
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (d)	830	831
5% 11/15/27 (d)	1,035	1,037
5% 11/15/28 (d)	1,240	1,243
5% 11/15/39 (d)	2,725	2,727
Series 2017 B:
5% 11/15/28 (d)	830	849
5% 11/15/30 (d)	1,275	1,306
5% 11/15/32 (d)	1,005	1,028
5% 11/15/35 (d)	1,035	1,055
5% 11/15/36 (d)	1,385	1,411
5% 11/15/37 (d)	1,165	1,185
5% 11/15/41 (d)	4,725	4,780
Brazos County Gen. Oblig. Series 2020:
1.75% 9/1/34	1,380	1,069
1.875% 9/1/35	700	540
Bryan Tex For Previous Issuess Series 2020, 2.125% 8/15/34	1,150	922
Cedar Park Series 2020, 1.625% 2/15/35	1,615	1,225
Central Reg'l. Mobility Auth. Series 2015 A:
5% 1/1/28	1,075	1,090
5% 1/1/31 (Pre-Refunded to 7/1/25 @ 100)	395	402
Collin County Series 2022, 4% 2/15/39	1,800	1,829
Coppell Tex Series 2020, 1.375% 2/1/34	1,395	1,034
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,030
4% 10/1/39	5,000	5,053
4% 10/1/40	2,000	2,012
Fort Bend Grand Parkway Toll Road Auth. Series 2021, 3% 3/1/46	2,400	1,891
Grand Parkway Trans. Corp.:
Series 2018 A, 5% 10/1/38	2,655	2,792
Series 2020 C, 4% 10/1/49	3,100	2,858
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,134
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,387
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,575
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000	1,028
Series 2018 C:
5% 7/1/29 (d)	1,655	1,730
5% 7/1/30 (d)	1,765	1,847
5% 7/1/31 (d)	1,240	1,288
5% 7/1/32 (d)	1,450	1,506
Houston Gen. Oblig. Series 2017 A:
5% 3/1/31	3,835	3,980
5% 3/1/32	1,635	1,696
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,214
5% 11/15/34	2,500	2,766
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	397
5% 10/15/30	1,570	1,599
5% 10/15/32	830	843
5% 10/15/36	545	552
5% 10/15/37	930	939
5% 10/15/38	1,325	1,336
5% 10/15/44	1,310	1,315
Lamar Consolidated Independent School District Series 2021, 3% 2/15/56	2,800	2,073
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (d)	830	840
5% 11/1/27 (d)	1,780	1,801
5% 11/1/28 (d)	2,755	2,787
5% 11/1/29 (d)	1,655	1,676
5% 11/1/32 (d)	3,055	3,084
Series 2017:
5% 11/1/24 (d)	830	832
5% 11/1/25 (d)	830	843
5% 11/1/26 (d)	830	852
5% 11/1/27 (d)	830	848
5% 11/1/28 (d)	1,450	1,483
5% 11/1/29 (d)	1,035	1,058
5% 11/1/30 (d)	830	847
5% 11/1/31 (d)	1,840	1,875
5% 11/1/32 (d)	2,135	2,175
5% 11/1/33 (d)	830	844
5% 11/1/34 (d)	830	844
5% 11/1/36 (d)	830	842
Lower Colorado River Auth. Rev. Series 2015 D, 5% 5/15/28	1,820	1,840
Mansfield Tex Series 2020, 2.25% 2/15/35	1,385	1,134
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	654
5% 8/15/29	1,655	1,731
5% 8/15/47	1,890	1,923
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	607
5% 4/1/30	2,825	2,890
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	844
5% 1/1/33	975	1,012
5% 1/1/34	1,240	1,288
5% 1/1/34	2,485	2,852
5% 1/1/35	1,820	1,891
5% 1/1/36	4,965	5,154
5% 1/1/37	6,625	6,870
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	350	356
5% 1/1/31	495	503
Series 2015 A, 5% 1/1/32	2,775	2,788
Series 2016 A, 5% 1/1/36	1,035	1,053
Series 2021 B, 3% 1/1/51	16,575	12,614
Prosper Independent School District Series 2021 A, 3% 2/15/39	3,000	2,737
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	393
5% 10/1/30	580	607
5% 10/1/31	520	544
5% 10/1/39	1,030	1,066
5% 10/1/40	830	856
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 4% 2/15/35	4,140	4,157
Series 2018 B, 5% 7/1/43	1,500	1,549
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,286	3,689
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	6,400	6,979
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	2,825	2,806
Series A, 3.5% 3/1/51	2,800	2,740
Texas Gen. Oblig. Series 2022, 5% 8/1/34 (d)	3,185	3,482
Texas Muni. Gas Acquisition & Supply Corp. Bonds Series 2023 B, 5.5%, tender 1/1/34 (b)	1,980	2,211
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	3,687
5% 3/15/31	2,690	2,808
Texas Wtr. Dev. Board Rev.:
Series 2020, 3% 8/1/39	1,165	1,043
Series 2021, 2.5% 10/15/39	3,000	2,320
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/33	3,310	3,383
5% 2/15/34	4,140	4,230
5% 2/15/36	2,485	2,532
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	1,814
Univ. of Texas Board of Regents Sys. Rev. Series 2019 A, 5% 8/15/29	1,850	2,020
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	1,736
Waco Gen. Oblig. Series 2020:
2% 2/1/34	3,395	2,722
2.375% 2/1/38	1,035	796
Waller Independent School District Series 2020, 3% 2/15/39	1,850	1,630
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,173
TOTAL TEXAS		215,649
Utah - 1.4%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/25 (d)	1,655	1,674
5% 7/1/27 (d)	3,500	3,620
5% 7/1/29 (d)	3,090	3,192
5% 7/1/30 (d)	2,275	2,352
5% 7/1/31 (d)	4,345	4,474
5% 7/1/33 (d)	3,310	3,408
5% 7/1/35 (d)	3,310	3,402
5% 7/1/36 (d)	4,470	4,589
5% 7/1/37 (d)	3,520	3,609
Series 2018 A:
5% 7/1/31 (d)	2,000	2,078
5% 7/1/32 (d)	4,310	4,477
5% 7/1/33 (d)	1,420	1,475
5.25% 7/1/48 (d)	5,655	5,807
Series 2023 A, 5.25% 7/1/41 (d)	2,000	2,203
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	5,816
5% 5/15/50	9,000	9,373
Weber School District Utah (Utah School District Bond Guaranty Prog.) Series 2019, 2.25% 6/15/34	1,230	1,038
TOTAL UTAH		62,587
Vermont - 0.6%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	3,677
5% 10/15/46	4,720	4,387
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	19,328
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (d)	1,430	1,467
TOTAL VERMONT		28,859
Virginia - 0.4%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,035	1,035
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	3,000	2,272
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	502
Series 2016:
4% 6/15/37	595	582
5% 6/15/27	1,240	1,268
5% 6/15/30	540	550
5% 6/15/33	350	357
5% 6/15/34	665	677
5% 6/15/35	1,820	1,853
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	763
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	4,505	4,586
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,104
5% 1/1/34	1,240	1,258
5% 1/1/35	1,240	1,257
5% 1/1/44	830	835
TOTAL VIRGINIA		19,899
Washington - 2.9%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (d)	2,900	2,957
5% 10/1/30 (d)	1,655	1,684
Series 2019 A, 4% 4/1/44 (d)	2,525	2,360
Washington Convention Ctr. Pub. Facilities:
Series 2021 B:
3% 7/1/43	865	683
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	12,930	9,450
Series 2021, 4% 7/1/31	17,595	17,371
Washington Gen. Oblig.:
Series 2020 A, 5% 8/1/33	1,260	1,372
Series 2021 C, 5% 2/1/44	270	290
Series 2022 A, 5% 8/1/37	33,745	38,080
Series 2022 C, 4% 7/1/35	4,200	4,420
Series 2022 D:
4% 7/1/35	1,800	1,894
4% 7/1/36	5,735	5,981
4% 7/1/37	4,000	4,139
Series R-2017 A, 5% 8/1/30	1,685	1,739
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	679
5% 7/1/27	1,285	1,297
5% 7/1/28	1,570	1,589
5% 7/1/29	615	624
5% 7/1/30	735	746
5% 7/1/31	1,120	1,137
5% 7/1/32	1,655	1,679
5% 7/1/33	2,345	2,377
5% 7/1/34	540	547
5% 7/1/42	4,685	4,683
Series 2019 A1, 5% 8/1/38	1,000	1,056
Series 2019 A2, 5% 8/1/33	2,000	2,136
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	5,005	3,913
(Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	1,805
5% 10/1/28	1,825	1,862
5% 10/1/35	1,880	1,912
5% 10/1/36	2,845	2,890
5% 10/1/40	2,795	2,822
Series 2019, 4% 10/1/49	3,515	3,010
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (e)	100	98
5% 7/1/33 (e)	125	126
5% 7/1/38 (e)	100	98
5% 7/1/48 (e)	400	361
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023, 6.375% 7/1/63 (e)	4,125	4,538
TOTAL WASHINGTON		134,405
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	1,380	1,357
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,357
5% 1/1/32	1,120	1,122
5% 1/1/43	2,230	2,216
West Virginia Hsg. Dev. Fund Series 2018 A, 3.45% 11/1/33	1,250	1,208
TOTAL WEST VIRGINIA		7,260
Wisconsin - 1.8%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,267
5% 1/1/40	540	555
Howard Suamico Scd Series 2021, 2% 3/1/38	1,780	1,319
Kohler Wis School District Series 2021, 2% 3/1/39	1,230	884
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A:
4% 6/1/45	2,095	1,945
5% 6/1/29	820	862
Series 2019 A, 5% 10/1/44	7,550	7,785
Series 2020 A, 3% 6/1/45	9,350	7,371
Pub. Fin. Auth. Sr. Living Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (e)	700	700
5% 5/15/28 (e)	1,095	1,103
5.25% 5/15/37 (e)	415	419
5.25% 5/15/42 (e)	415	416
5.25% 5/15/47 (e)	410	400
5.25% 5/15/52 (e)	775	740
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	945	927
5% 10/1/48 (e)	1,055	1,002
5% 10/1/53 (e)	2,330	2,171
Roseman Univ. of Health:
Series 2020:
5% 4/1/40 (e)	720	744
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (e)	30	33
5% 4/1/50 (e)	520	526
Series 2021 A:
3% 7/1/50	2,640	1,921
4.5% 6/1/56 (e)	14,095	11,347
Series 2021 B, 6.5% 6/1/56 (e)	4,700	3,958
Westosha Cent High School District Series 2021:
1.625% 3/1/32	1,010	810
2% 3/1/35	1,000	786
2% 3/1/36	1,005	773
Wisconsin Gen. Oblig. Series 2025 1, 5% 5/1/34 (i)	2,025	2,279
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	3,890	3,721
Series 2016 A:
5% 2/15/28	1,965	1,988
5% 2/15/29	2,550	2,579
5% 2/15/30	2,805	2,837
Series 2016, 4% 12/1/46	4,350	4,181
Series 2017 A:
4% 4/1/39	2,140	2,088
5% 9/1/31 (Pre-Refunded to 9/1/27 @ 100)	830	870
5% 9/1/33 (Pre-Refunded to 9/1/27 @ 100)	1,425	1,494
5% 9/1/35 (Pre-Refunded to 9/1/27 @ 100)	1,575	1,651
Series 2019 A, 5% 11/1/46	540	474
Series 2019 B1, 2.825% 11/1/28	465	431
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2024 A:
4.5% 2/15/54	1,755	1,739
5.5% 2/15/54	1,875	1,993
Wisconsin Rapids School District Series 2021:
1.7% 4/1/32	1,600	1,296
2% 4/1/38	2,100	1,450
TOTAL WISCONSIN		81,835
TOTAL MUNICIPAL BONDS (Cost $4,674,674)		4,578,330

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.33% (j)(k) (Cost $22,624)	22,621,282	22,626

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $4,697,298)	4,600,956
NET OTHER ASSETS (LIABILITIES) - 0.3%	14,441
NET ASSETS - 100.0%	4,615,397

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.
Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,079,000 or 1.8% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Level 3 security
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	30,159	316,055	323,595	802	6	1	22,626	1.2%
Total	30,159	316,055	323,595	802	6	1	22,626

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	4,578,330	-	4,577,249	1,081

Money Market Funds	22,626	22,626	-	-
Total Investments in Securities:	4,600,956	22,626	4,577,249	1,081
Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,674,674)	$4,578,330
Fidelity Central Funds (cost $22,624)	22,626

Total Investment in Securities (cost $4,697,298)		$4,600,956
Cash		100
Receivable for fund shares sold		2,055
Interest receivable		60,446
Distributions receivable from Fidelity Central Funds		79
Total assets		4,663,636
Liabilities
Payable for investments purchased
Regular delivery	$3,704
Delayed delivery	35,162
Payable for fund shares redeemed	3,832
Distributions payable	3,651
Accrued management fee	1,731
Distribution and service plan fees payable	92
Other payables and accrued expenses	67
Total liabilities		48,239
Net Assets		$4,615,397
Net Assets consist of:
Paid in capital		$4,748,949
Total accumulated earnings (loss)		(133,552)
Net Assets		$4,615,397

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($281,850 ÷ 23,102 shares)(a)		$12.20
Maximum offering price per share (100/96.00 of $12.20)		$12.71
Class M :
Net Asset Value and redemption price per share ($72,668 ÷ 5,951 shares)(a)		$12.21
Maximum offering price per share (100/96.00 of $12.21)		$12.72
Class C :
Net Asset Value and offering price per share ($21,799 ÷ 1,787 shares)(a)		$12.20
Fidelity Municipal Income Fund :
Net Asset Value, offering price and redemption price per share ($2,725,935 ÷ 223,281 shares)		$12.21
Class I :
Net Asset Value, offering price and redemption price per share ($1,105,063 ÷ 90,574 shares)		$12.20
Class Z :
Net Asset Value, offering price and redemption price per share ($408,082 ÷ 33,438 shares)		$12.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Amounts in thousands		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$78,998
Income from Fidelity Central Funds		802
Total income		79,800
Expenses
Management fee	$9,613
Transfer agent fees	895
Distribution and service plan fees	558
Accounting fees and expenses	109
Custodian fees and expenses	24
Independent trustees' fees and expenses	6
Registration fees	122
Audit	33
Legal	2
Miscellaneous	36
Total expenses before reductions	11,398
Expense reductions	(110)
Total expenses after reductions		11,288
Net Investment income (loss)		68,512
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(3,629)
Fidelity Central Funds	6
Total net realized gain (loss)		(3,623)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(50,328)
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		(50,327)
Net gain (loss)		(53,950)
Net increase (decrease) in net assets resulting from operations		$14,562
Statement of Changes in Net Assets

Amount in thousands	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,512	$130,298
Net realized gain (loss)	(3,623)	(6,995)
Change in net unrealized appreciation (depreciation)	(50,327)	182,321
Net increase (decrease) in net assets resulting from operations	14,562	305,624
Distributions to shareholders	(66,819)	(128,164)

Share transactions - net increase (decrease)	(10,275)	277,844
Total increase (decrease) in net assets	(62,532)	455,304

Net Assets
Beginning of period	4,677,929	4,222,625
End of period	$4,615,397	$4,677,929

Financial Highlights
Fidelity Advisor® Municipal Income Fund Class A

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$11.86	$13.56	$13.59	$13.39	$12.75
Income from Investment Operations
Net investment income (loss) A,B	.163	.316	.282	.281	.305	.330
Net realized and unrealized gain (loss)	(.144)	.474	(1.700)	.057	.257	.689
Total from investment operations	.019	.790	(1.418)	.338	.562	1.019
Distributions from net investment income	(.159)	(.310)	(.282)	(.281)	(.304)	(.328)
Distributions from net realized gain	-	-	-	(.087)	(.058)	(.051)
Total distributions	(.159)	(.310)	(.282)	(.368)	(.362)	(.379)
Net asset value, end of period	$12.20	$12.34	$11.86	$13.56	$13.59	$13.39
Total Return C,D,E	.16%	6.78%	(10.48)%	2.51%	4.28%	8.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.78% H	.79%	.78%	.78%	.78%	.79%
Expenses net of fee waivers, if any	.77 % H	.79%	.78%	.78%	.78%	.79%
Expenses net of all reductions	.77% H	.79%	.78%	.78%	.78%	.79%
Net investment income (loss)	2.69% H	2.64%	2.31%	2.06%	2.29%	2.49%
Supplemental Data
Net assets, end of period (in millions)	$282	$285	$268	$249	$233	$241
Portfolio turnover rate I	11 % H	4%	23%	13%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Municipal Income Fund Class M

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$11.87	$13.57	$13.60	$13.40	$12.76
Income from Investment Operations
Net investment income (loss) A,B	.165	.319	.286	.285	.308	.333
Net realized and unrealized gain (loss)	(.145)	.474	(1.701)	.056	.258	.689
Total from investment operations	.020	.793	(1.415)	.341	.566	1.022
Distributions from net investment income	(.160)	(.313)	(.285)	(.284)	(.308)	(.331)
Distributions from net realized gain	-	-	-	(.087)	(.058)	(.051)
Total distributions	(.160)	(.313)	(.285)	(.371)	(.366)	(.382)
Net asset value, end of period	$12.21	$12.35	$11.87	$13.57	$13.60	$13.40
Total Return C,D,E	.17%	6.80%	(10.45)%	2.53%	4.30%	8.08%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.76% H	.76%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.75 % H	.76%	.76%	.76%	.76%	.77%
Expenses net of all reductions	.75% H	.76%	.76%	.76%	.76%	.77%
Net investment income (loss)	2.71% H	2.66%	2.33%	2.08%	2.31%	2.51%
Supplemental Data
Net assets, end of period (in millions)	$73	$76	$80	$106	$109	$120
Portfolio turnover rate I	11 % H	4%	23%	13%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Municipal Income Fund Class C

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$11.86	$13.56	$13.59	$13.39	$12.75
Income from Investment Operations
Net investment income (loss) A,B	.119	.230	.194	.181	.206	.231
Net realized and unrealized gain (loss)	(.145)	.473	(1.701)	.056	.257	.689
Total from investment operations	(.026)	.703	(1.507)	.237	.463	.920
Distributions from net investment income	(.114)	(.223)	(.193)	(.180)	(.205)	(.229)
Distributions from net realized gain	-	-	-	(.087)	(.058)	(.051)
Total distributions	(.114)	(.223)	(.193)	(.267)	(.263)	(.280)
Net asset value, end of period	$12.20	$12.34	$11.86	$13.56	$13.59	$13.39
Total Return C,D,E	(.20) %	6.01%	(11.13)%	1.75%	3.51%	7.26%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.51% H	1.51%	1.51%	1.52%	1.53%	1.53%
Expenses net of fee waivers, if any	1.51 % H	1.51%	1.51%	1.52%	1.53%	1.53%
Expenses net of all reductions	1.51% H	1.51%	1.51%	1.52%	1.53%	1.53%
Net investment income (loss)	1.96% H	1.91%	1.58%	1.32%	1.54%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$22	$23	$25	$35	$52	$58
Portfolio turnover rate I	11 % H	4%	23%	13%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity® Municipal Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$11.87	$13.57	$13.60	$13.40	$12.75
Income from Investment Operations
Net investment income (loss) A,B	.183	.355	.324	.327	.350	.374
Net realized and unrealized gain (loss)	(.144)	.475	(1.702)	.057	.257	.699
Total from investment operations	.039	.830	(1.378)	.384	.607	1.073
Distributions from net investment income	(.179)	(.350)	(.322)	(.327)	(.349)	(.372)
Distributions from net realized gain	-	-	-	(.087)	(.058)	(.051)
Total distributions	(.179)	(.350)	(.322)	(.414)	(.407)	(.423)
Net asset value, end of period	$12.21	$12.35	$11.87	$13.57	$13.60	$13.40
Total Return C,D	.33%	7.12%	(10.18)%	2.85%	4.63%	8.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45% G	.46%	.46%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.44 % G	.46%	.46%	.45%	.45%	.45%
Expenses net of all reductions	.44% G	.46%	.46%	.45%	.45%	.45%
Net investment income (loss)	3.02% G	2.97%	2.64%	2.39%	2.62%	2.83%
Supplemental Data
Net assets, end of period (in millions)	$2,726	$2,783	$2,780	$3,787	$3,805	$3,955
Portfolio turnover rate H	11 % G	4%	23%	13%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Municipal Income Fund Class I

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$11.86	$13.56	$13.59	$13.39	$12.75
Income from Investment Operations
Net investment income (loss) A,B	.179	.344	.311	.315	.339	.363
Net realized and unrealized gain (loss)	(.145)	.475	(1.699)	.057	.257	.689
Total from investment operations	.034	.819	(1.388)	.372	.596	1.052
Distributions from net investment income	(.174)	(.339)	(.312)	(.315)	(.338)	(.361)
Distributions from net realized gain	-	-	-	(.087)	(.058)	(.051)
Total distributions	(.174)	(.339)	(.312)	(.402)	(.396)	(.412)
Net asset value, end of period	$12.20	$12.34	$11.86	$13.56	$13.59	$13.39
Total Return C,D	.29%	7.04%	(10.26)%	2.76%	4.54%	8.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53% G	.54%	.54%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.52 % G	.54%	.54%	.53%	.53%	.53%
Expenses net of all reductions	.52% G	.54%	.54%	.53%	.53%	.53%
Net investment income (loss)	2.94% G	2.88%	2.55%	2.31%	2.54%	2.75%
Supplemental Data
Net assets, end of period (in millions)	$1,105	$1,156	$834	$714	$619	$647
Portfolio turnover rate H	11 % G	4%	23%	13%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Fidelity Advisor® Municipal Income Fund Class Z

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$12.34	$11.86	$13.57	$13.60	$13.39	$12.75
Income from Investment Operations
Net investment income (loss) A,B	.185	.359	.327	.331	.352	.378
Net realized and unrealized gain (loss)	(.144)	.476	(1.710)	.057	.269	.689
Total from investment operations	.041	.835	(1.383)	.388	.621	1.067
Distributions from net investment income	(.181)	(.355)	(.327)	(.331)	(.353)	(.376)
Distributions from net realized gain	-	-	-	(.087)	(.058)	(.051)
Total distributions	(.181)	(.355)	(.327)	(.418)	(.411)	(.427)
Net asset value, end of period	$12.20	$12.34	$11.86	$13.57	$13.60	$13.39
Total Return C,D	.35%	7.17%	(10.22)%	2.88%	4.74%	8.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41% G	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.41 % G	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.41% G	.42%	.42%	.42%	.42%	.42%
Net investment income (loss)	3.05% G	3.01%	2.67%	2.42%	2.65%	2.86%
Supplemental Data
Net assets, end of period (in millions)	$408	$355	$235	$235	$196	$97
Portfolio turnover rate H	11 % G	4%	23%	13%	16%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns for periods of less than one year are not annualized.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024
(Amounts in thousands except percentages)

1. Organization.
Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Municipal Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$82,966
Gross unrealized depreciation	(175,117)
Net unrealized appreciation (depreciation)	$(92,151)
Tax cost	$4,693,107

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(15,066)
Long-term	(22,727)
Total capital loss carryforward	$(37,793)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income Fund	297,240	255,169

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.51
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.43
Class I	.52
Class Z	.39

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.50
Class M	.49
Class C	.49
Fidelity Municipal Income Fund	.43
Class I	.50
Class Z	.39

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	354	14
Class M	- %	.25%	93	1
Class C	.75%	.25%	111	23
			558	38

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6
Class M	1
Class C A	- B
7

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.
B Amount represents less than five hundred dollars.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets A
Class A	80.1688
Class M	18.1454
Class C	5.1461
Fidelity Municipal Income Fund	427.0926
Class I	335.1749
Class Z	30.0500
	895

A Annualized.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Municipal Income Fund	.0141

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Municipal Income Fund	4

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by an amount of less than five hundred dollars.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $110.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Municipal Income Fund
Distributions to shareholders
Class A	$3,688	$7,118
Class M	974	2,028
Class C	208	442
Fidelity Municipal Income Fund	40,228	80,821
Class I	16,023	29,017
Class Z	5,698	8,738
Total	$66,819	$128,164
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended June 30, 2024	Year ended December 31, 2023	Six months ended June 30, 2024	Year ended December 31, 2023
Fidelity Municipal Income Fund
Class A
Shares sold	1,858	3,568	$22,659	$42,727
Reinvestment of distributions	233	535	2,844	6,403
Shares redeemed	(2,123)	(3,599)	(25,925)	(42,868)
Net increase (decrease)	(32)	504	$(422)	$6,262
Class M
Shares sold	109	162	$1,322	$1,943
Reinvestment of distributions	70	150	859	1,790
Shares redeemed	(390)	(891)	(4,760)	(10,686)
Net increase (decrease)	(211)	(579)	$(2,579)	$(6,953)
Class C
Shares sold	169	420	$2,052	$5,060
Reinvestment of distributions	15	34	187	411
Shares redeemed	(222)	(767)	(2,710)	(9,192)
Net increase (decrease)	(38)	(313)	$(471)	$(3,721)
Fidelity Municipal Income Fund
Shares sold	12,780	25,181	$156,213	$299,407
Reinvestment of distributions	2,452	4,986	29,896	59,681
Shares redeemed	(17,390)	(38,976)	(212,420)	(465,366)
Net increase (decrease)	(2,158)	(8,809)	$(26,311)	$(106,278)
Class I
Shares sold	13,439	54,308	$164,238	$648,131
Reinvestment of distributions	506	944	6,169	11,282
Shares redeemed	(17,059)	(31,890)	(208,279)	(378,696)
Net increase (decrease)	(3,114)	23,362	$(37,872)	$280,717
Class Z
Shares sold	7,672	16,561	$93,636	$198,051
Reinvestment of distributions	374	582	4,552	6,953
Shares redeemed	(3,348)	(8,184)	(40,808)	(97,187)
Net increase (decrease)	4,698	8,959	$57,380	$107,817
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Municipal Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund and each class into a single class-level fee based on tiered schedules and subject to a maximum class-level rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for each class of the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses, Rule 12b-1 fees, and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee. The Board considered that, under the Management Contract, a different management fee rate will be applicable to each class of the fund. The Board noted that Fidelity has represented that the difference in expenses between classes is based on differences in class-specific expenses and not due to any difference in advisory or third-party custodial fees or other expenses related to the management of the fund's assets.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.704645.126
HIY-SANN-0824
Fidelity® Michigan Municipal Income Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Michigan Municipal Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 96.4%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	1,031,294
Michigan - 94.5%
Ann Arbor Pub. School District Series 2023, 4% 5/1/40	3,000,000	3,069,170
Berkley Mich School District Series 2024 II:
5% 5/1/30	375,000	412,928
5% 5/1/31	450,000	503,201
5% 5/1/32	400,000	453,132
5% 5/1/33	500,000	572,872
5% 5/1/34	300,000	347,470
5% 5/1/35	600,000	692,256
5% 5/1/36	540,000	620,188
5% 5/1/37	1,075,000	1,233,200
5% 5/1/38	575,000	658,761
5% 5/1/39	650,000	740,147
5% 5/1/40	350,000	394,461
5% 5/1/41	775,000	865,997
Birmingham Ciy School District Series 2024:
5% 5/1/33	350,000	400,719
5% 5/1/34	425,000	486,305
5% 5/1/35	450,000	512,718
5% 5/1/36	300,000	340,384
5% 5/1/37	280,000	317,814
5% 5/1/38	600,000	678,741
Bloomfield Hills Schools District Series 2020, 4% 5/1/50	1,500,000	1,464,682
Byron Ctr. Pub. Schools Series 2023 II, 5.25% 5/1/53	3,570,000	3,855,045
Chippewa Valley Schools Series 2016 A:
5% 5/1/32	1,000,000	1,014,880
5% 5/1/33	1,000,000	1,014,229
5% 5/1/34	1,075,000	1,088,898
Detroit Downtown Dev. Auth. Tax:
(Catalyst Dev. Proj.) Series 2024, 5% 7/1/48	1,000,000	1,047,373
Series A, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	1,340,000	1,344,082
Detroit Gen. Oblig.:
Series 2020:
5.5% 4/1/35	1,040,000	1,120,886
5.5% 4/1/36	435,000	468,019
5.5% 4/1/37	465,000	499,198
5.5% 4/1/38	490,000	524,135
Series 2021 A:
5% 4/1/37	1,875,000	1,973,286
5% 4/1/39	1,210,000	1,261,993
Series 2023 C, 6% 5/1/43	1,500,000	1,712,405
Detroit Swr. Disp. Rev.:
Series 2001 B, 5.5% 7/1/29 (Assured Guaranty Corp. Insured)	25,000	25,776
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,012
Downriver Util. Wastewtr. Auth. Swr. Sys. Rev. Series 2018:
5% 4/1/33 (Assured Guaranty Muni. Corp. Insured)	735,000	775,830
5% 4/1/34 (Assured Guaranty Muni. Corp. Insured)	520,000	546,063
5% 4/1/35 (Assured Guaranty Muni. Corp. Insured)	500,000	523,849
Farmington Pub. School District Gen. Oblig. Series 2020, 4% 5/1/40	3,000,000	2,997,064
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/38	1,800,000	1,677,817
4% 7/1/41	1,395,000	1,257,344
Gerald R. Ford Int'l. Arpt. Auth. Rev. Series 2021:
5% 1/1/26 (b)	225,000	229,696
5% 1/1/27 (b)	325,000	336,688
5% 1/1/28 (b)	235,000	247,143
5% 1/1/29 (b)	525,000	559,104
5% 1/1/30 (b)	425,000	459,170
5% 1/1/31 (b)	725,000	792,252
5% 1/1/32 (b)	725,000	801,562
5% 1/1/33 (b)	1,000,000	1,105,456
5% 1/1/34 (b)	1,000,000	1,105,449
5% 1/1/37 (b)	700,000	770,152
5% 1/1/38 (b)	1,170,000	1,282,075
5% 1/1/39 (b)	1,000,000	1,088,585
5% 1/1/40 (b)	1,000,000	1,083,054
5% 1/1/41 (b)	1,100,000	1,186,969
5% 1/1/46 (b)	2,000,000	2,125,064
Grand Rapids Pub. Schools Series 2017, 5% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	480,000	499,655
Grand Rapids San. Swr. Sys. Rev. Series 2018:
5% 1/1/34	550,000	582,355
5% 1/1/38	655,000	687,675
Grand Rapids Wtr. Supply Sys. Series 2016:
5% 1/1/31	250,000	255,674
5% 1/1/32	320,000	327,263
5% 1/1/33	550,000	562,483
Grand Traverse County Hosp. Fin. Auth.:
Series 2019 A:
5% 7/1/44	1,110,000	1,150,235
5% 7/1/49	2,615,000	2,662,542
Series 2021, 3% 7/1/51	2,440,000	1,921,911
Grand Valley Michigan State Univ. Rev. Series 2018:
5% 12/1/34	1,075,000	1,127,911
5% 12/1/35	1,225,000	1,284,257
5% 12/1/37	1,375,000	1,435,021
5% 12/1/38	875,000	910,201
5% 12/1/43	1,400,000	1,435,062
Grandville Pub. Schools District Series 2020:
4% 5/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,002,877
4% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	1,300,000	1,304,779
Great Lakes Wtr. Auth. Sew Disp. Sys.:
Series 2016 B, 5% 7/1/27	15,000	15,500
Series 2018 A, 5% 7/1/43	5,000,000	5,187,261
Series 2018 B, 5% 7/1/29	15,000	16,330
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5.25% 7/1/35	2,000,000	2,061,591
Series 2024 B, 5% 7/1/36	1,500,000	1,725,990
Grosse Pointe Pub. School Sys. Series 2021, 3% 5/1/33	1,000,000	925,390
Holland School District Series 2023 II:
4% 11/1/39	1,855,000	1,876,279
4% 11/1/40	1,915,000	1,932,319
Kalamazoo County Mich Series 2021:
2% 5/1/38	1,660,000	1,228,287
3% 5/1/30	1,690,000	1,627,197
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/28	775,000	792,283
5% 5/15/28 (Pre-Refunded to 5/15/26 @ 100)	5,000	5,145
5% 5/15/30	4,970,000	5,072,660
5% 5/15/30 (Pre-Refunded to 5/15/26 @ 100)	30,000	30,871
Kentwood Econ. Dev. Corp.:
Series 2021, 4% 11/15/45	500,000	412,960
Series 2022:
4% 11/15/31	970,000	933,917
4% 11/15/43	2,250,000	1,903,182
Lansing Board of Wtr. & Lt. Util. Rev.:
Bonds Series 2021 B, 2%, tender 7/1/26 (c)	2,000,000	1,907,241
Series 2024 A:
5% 7/1/25	730,000	742,844
5% 7/1/26	625,000	646,583
5% 7/1/27	1,500,000	1,580,379
Lansing Mich Series 2023 B, 4% 6/1/40 (Assured Guaranty Muni. Corp. Insured)	4,810,000	4,826,019
Lincoln Consolidated School District Series 2016 A:
5% 5/1/29	1,430,000	1,467,364
5% 5/1/31	500,000	511,812
5% 5/1/32	1,000,000	1,023,446
Macomb Interceptor Drain Drainage District Series 2017 A, 5% 5/1/34	1,750,000	1,818,288
Marquette Board Lt. & Pwr. Elec. Util. Sys. Rev. Series 2016 A:
5% 7/1/29	780,000	797,442
5% 7/1/30	900,000	919,256
5% 7/1/31	780,000	795,784
5% 7/1/32	1,000,000	1,019,079
5% 7/1/33	705,000	717,501
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 2024 2, 5.25% 4/15/59 (d)	3,000,000	3,273,293
Series I, 3% 10/15/45	8,670,000	6,974,686
Series 2021 I, 3% 10/15/51	1,770,000	1,347,727
Michigan Fin. Auth. Act 38 Facss (The Henry Ford Health Detroit South Campus Central Util. Plant Proj.) Series 2024:
5% 2/28/38	1,700,000	1,872,912
5% 2/28/39	1,000,000	1,093,478
5.25% 2/29/40	600,000	656,990
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
5% 11/1/33	3,250,000	3,444,270
5% 11/1/35	1,000,000	1,058,515
5% 11/1/36	1,250,000	1,323,653
5% 11/1/38	1,595,000	1,667,820
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj. Bonds) Series 2015, 5% 7/1/30	10,000	10,124
(Kalamazoo College Proj.) Series 2018:
4% 12/1/36	790,000	783,131
4% 12/1/47	2,610,000	2,380,184
(Lawrence Technological Univ. Proj.) Series 2017, 5% 2/1/47	3,195,000	2,973,482
(Trinity Health Proj.) Series 2017:
5% 12/1/30	710,000	746,284
5% 12/1/37	3,270,000	3,391,109
Bonds:
Series 2015 D2, 1.2%, tender 4/13/28 (c)	4,190,000	3,712,353
Series 2016 E1, 4%, tender 8/15/24 (c)	1,305,000	1,304,761
Series 2014 H1, 5% 10/1/39	4,725,000	4,730,868
Series 2015 C:
5% 7/1/26	570,000	576,287
5% 7/1/27	1,465,000	1,480,906
5% 7/1/28	1,500,000	1,516,139
Series 2015 D1:
5% 7/1/34	1,250,000	1,261,012
5% 7/1/35	505,000	509,153
Series 2015 D2, 5% 7/1/34	1,000,000	1,009,781
Series 2016:
5% 11/15/28	2,655,000	2,727,616
5% 1/1/29	1,000,000	1,018,286
5% 11/15/29	4,950,000	5,087,088
5% 1/1/30	1,000,000	1,018,567
5% 1/1/31	1,170,000	1,191,952
5% 1/1/32	1,895,000	1,929,424
5% 1/1/33	1,915,000	1,949,161
5% 1/1/34	2,135,000	2,173,712
5% 11/15/34	1,135,000	1,163,959
5% 11/15/41	5,730,000	5,825,900
Series 2019 A:
3% 12/1/49	2,000,000	1,561,866
4% 2/15/44	4,140,000	4,022,248
4% 12/1/49	8,180,000	7,733,177
4% 2/15/50	6,530,000	6,080,081
5% 11/15/48	11,865,000	12,283,852
Series 2020 A:
4% 6/1/35	2,000,000	2,035,087
4% 6/1/37	2,000,000	2,006,691
4% 6/1/40	2,000,000	1,967,539
4% 6/1/49	4,250,000	3,852,224
Series 2020:
4% 11/1/55	2,500,000	2,280,568
5% 6/1/40	3,000,000	3,126,811
Series 2021:
3% 9/1/50	2,320,000	1,656,308
5% 9/1/38	1,270,000	1,339,480
Series 2022:
4% 2/1/27	145,000	141,327
4% 2/1/32	285,000	268,855
4% 2/1/42	1,120,000	942,991
4% 4/15/42	2,000,000	1,947,054
Series 2023:
5% 11/1/32	1,110,000	1,109,564
5% 11/1/33	1,250,000	1,251,212
5% 11/1/37	2,000,000	1,988,134
5.25% 11/1/35	1,400,000	1,418,488
Michigan Gen. Oblig. Series 2020 A, 4% 5/15/40	500,000	507,251
Michigan Hosp. Fin. Auth. Rev.:
Series 2010 F, 4% 11/15/47	290,000	272,272
Series 2010 F4, 5% 11/15/47	6,070,000	6,319,482
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2017 A, 3.75% 10/1/42	2,000,000	1,818,789
Series 2018 A, 3.8% 10/1/38	3,965,000	3,854,681
Series 2019 A1:
3.35% 10/1/49	3,000,000	2,434,202
3.6% 10/1/60	2,500,000	2,054,550
Series 2020 A1, 0.65% 10/1/24	225,000	223,016
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.75% 6/1/50	1,900,000	1,877,711
Series 2020 C, 3% 6/1/51	2,320,000	2,246,115
Series 2021 A, 3% 6/1/52	2,650,000	2,556,866
Series 2022 A, 5% 6/1/53	2,110,000	2,170,096
Series 2022 D, 5.5% 6/1/53	2,295,000	2,401,326
Series 2023 A, 3.8% 12/1/33	1,490,000	1,474,089
Series 2023 B, 5.75% 6/1/54	1,955,000	2,077,089
Series 2024 A, 6% 6/1/54	2,530,000	2,734,412
Series A:
3.5% 12/1/50	2,560,000	2,514,317
4% 12/1/48	645,000	641,067
Series C, 4.25% 6/1/49	1,525,000	1,522,733
Michigan State Hsg. Dev. Auth. Series 2021 A:
0.55% 4/1/25	1,790,000	1,740,340
2.125% 10/1/36	1,775,000	1,398,315
2.45% 10/1/46	2,000,000	1,389,234
2.55% 10/1/51	1,920,000	1,240,319
Michigan State Univ. Revs.:
Series 2019 C, 4% 2/15/44	1,500,000	1,461,964
Series 2024 A, 5.25% 8/15/54	3,000,000	3,294,756
Michigan Strategic Fund Ltd. Oblig. Rev.:
(I-75 Impt. Proj.):
Series 2017, 5% 6/30/25 (b)	3,150,000	3,153,111
Series 2018:
4.25% 12/31/38 (Assured Guaranty Muni. Corp. Insured) (b)	5,840,000	5,791,326
5% 12/31/25 (b)	2,200,000	2,204,406
5% 12/31/26 (b)	490,000	497,534
5% 12/31/28 (b)	380,000	391,102
5% 6/30/29 (b)	35,000	36,053
5% 12/31/30 (b)	4,080,000	4,208,019
5% 6/30/31 (b)	470,000	485,428
5% 12/31/31 (b)	3,210,000	3,315,256
5% 12/31/32 (b)	1,785,000	1,843,345
5% 6/30/33 (b)	2,415,000	2,493,778
5% 12/31/33 (b)	2,000,000	2,065,364
(The Detroit Edison Co. Exempt Facilities Proj.) Series 2008 ET2, 1.35% 8/1/29	2,000,000	1,697,323
(The Detroit Edison Co. Poll. Cont. Bonds Proj.) Series 1995 CC, 1.45% 9/1/30	2,000,000	1,651,959
(United Methodist Retirement Cmntys., Inc. Proj.) Series 2019, 5% 11/15/34	500,000	494,792
Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(c)	6,000,000	5,958,135
(DTE Elec. Co. Exempt Facilities Proj.) Series 2023 DT, 3.875%, tender 6/3/30 (b)(c)	7,000,000	7,080,020
(Graphic Packaging Int'l., LLC Coated Recycled Board Machine Proj.) Series 2021, 4%, tender 10/1/26 (b)(c)	5,000,000	5,006,156
Series 2020:
4% 5/15/27	425,000	412,635
5% 5/15/44	1,500,000	1,349,619
Michigan Technological Univ. Series 2021, 4% 10/1/46	2,835,000	2,744,459
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/45	1,500,000	1,467,021
Northern Michigan Univ. Revs. Series 2021:
4% 6/1/39	900,000	907,828
4% 6/1/40	500,000	501,625
4% 6/1/41	1,385,000	1,383,973
4% 6/1/46	1,850,000	1,811,763
5% 6/1/32	375,000	415,273
5% 6/1/33	365,000	403,395
5% 6/1/34	375,000	414,981
5% 6/1/35	375,000	414,734
5% 6/1/36	400,000	441,297
Oakland Univ. Rev.:
Series 2014:
5% 3/1/28	335,000	335,397
5% 3/1/29	525,000	525,622
Series 2016:
5% 3/1/28	1,150,000	1,177,350
5% 3/1/41	1,475,000	1,490,513
Pennfield Schools District Series 2022, 3% 5/1/51	1,160,000	865,911
Portage Pub. Schools:
Series 2016:
5% 11/1/32	2,500,000	2,556,829
5% 11/1/34	1,250,000	1,275,742
Series 2019, 4% 11/1/38	2,000,000	2,007,650
Series 2021, 4% 11/1/42	1,000,000	993,859
Ravenna Pub. Schools Gen. Oblig. Series 2021, 4% 5/1/51	2,140,000	2,023,678
Saginaw City School District Series 2021, 4% 5/1/47	3,000,000	2,895,853
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J:
4% 7/1/36	770,000	773,738
4% 7/1/37	820,000	821,579
4% 7/1/39	1,430,000	1,409,338
4% 7/1/40	490,000	478,054
Utica Cmnty. Schools Series 2024, 5% 5/1/39	1,250,000	1,413,281
Warren Consolidated School District:
Series 2016:
5% 5/1/34	5,630,000	5,761,999
5% 5/1/35	1,250,000	1,277,523
Series 2017, 4% 5/1/25 (Assured Guaranty Muni. Corp. Insured)	500,000	502,128
Series 2018, 5% 5/1/32	1,100,000	1,156,782
Wayne County Arpt. Auth. Rev.:
Series 2014 C:
5% 12/1/29 (b)	720,000	721,809
5% 12/1/31 (b)	860,000	862,248
Series 2015 G, 5% 12/1/36	5,760,000	5,847,343
Series 2017 A:
5% 12/1/37	545,000	567,563
5% 12/1/42	1,455,000	1,501,770
Series 2018 D:
5% 12/1/30 (b)	5,865,000	6,144,045
5% 12/1/31 (b)	2,825,000	2,944,840
5% 12/1/32 (b)	2,945,000	3,069,642
Series 2021 A, 5% 12/1/38	1,250,000	1,375,566
Series 2021 B:
5% 12/1/35 (b)	1,225,000	1,323,855
5% 12/1/37 (b)	1,520,000	1,627,954
5% 12/1/46 (b)	1,280,000	1,335,038
Series 2023 B:
5.25% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (b)	1,000,000	1,113,184
5.25% 12/1/38 (Assured Guaranty Muni. Corp. Insured) (b)	900,000	996,252
5.5% 12/1/39 (Assured Guaranty Muni. Corp. Insured) (b)	635,000	722,475
5.5% 12/1/41 (Assured Guaranty Muni. Corp. Insured) (b)	1,685,000	1,897,202
5.5% 12/1/42 (Assured Guaranty Muni. Corp. Insured) (b)	800,000	897,141
5.5% 12/1/43 (Assured Guaranty Muni. Corp. Insured) (b)	675,000	753,536
Series 2023 D, 5.25% 12/1/37 (Assured Guaranty Muni. Corp. Insured) (b)	900,000	1,001,866
Wayne State Univ. Revs.:
Series 2019 A:
4% 11/15/38	1,000,000	1,002,792
4% 11/15/39	800,000	801,144
Series 2023 A:
4% 11/15/39 (Build America Mutual Assurance Insured)	2,000,000	2,019,092
4% 11/15/40 (Build America Mutual Assurance Insured)	1,500,000	1,502,610
Western Michigan Univ. Rev.:
Series 2014:
5% 11/15/28	650,000	652,987
5% 11/15/29	750,000	753,335
5% 11/15/30	855,000	858,612
5% 11/15/31	700,000	702,697
Series 2015 A, 5% 11/15/28	2,505,000	2,533,783
Series 2019 A, 5% 11/15/44	2,000,000	2,095,984
Series 2021 A:
5% 11/15/31 (Assured Guaranty Muni. Corp. Insured)	150,000	164,475
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	300,000	328,597
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	400,000	438,330
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	625,000	678,730
5% 11/15/40 (Assured Guaranty Muni. Corp. Insured)	635,000	686,533
Ypsilanti School District Series A:
5% 5/1/29	1,305,000	1,342,611
5% 5/1/32	2,000,000	2,056,204
TOTAL MICHIGAN		440,875,363
Puerto Rico - 1.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,643,730	1,096,795
5.625% 7/1/27	195,000	203,449
5.625% 7/1/29	595,000	638,147
5.75% 7/1/31	1,410,000	1,565,719
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,340,000	1,394,520
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	195,000	185,545
5% 7/1/30	845,000	886,827
5% 7/1/32	360,000	380,582
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	1,780,000	1,756,136
TOTAL PUERTO RICO		8,107,720
TOTAL MUNICIPAL BONDS (Cost $466,972,557)		450,014,377

Municipal Notes - 2.3%
	Principal Amount (a)	Value ($)
Michigan - 2.3%
Michigan Fin. Auth. Rev. Series 2016 E3, 4.1% 7/5/24, VRDN (c)	5,100,000	5,100,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
(Single Family Mort 12/17/87 Proj.) Series 2009 C, 3.97% 7/5/24 (Liquidity Facility TD Banknorth, NA), VRDN (c)	1,335,000	1,335,000
Series 2007 F, 4% 7/5/24 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	4,000,000	4,000,000

TOTAL MUNICIPAL NOTES (Cost $10,435,000)		10,435,000

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.33% (e)(f) (Cost $5,682,180)	5,681,044	5,682,180

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $483,089,737)	466,131,557
NET OTHER ASSETS (LIABILITIES) - 0.1%	561,309
NET ASSETS - 100.0%	466,692,866

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	9,622,000	53,130,832	57,071,154	152,345	502	-	5,682,180	0.3%
Total	9,622,000	53,130,832	57,071,154	152,345	502	-	5,682,180

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	460,449,377	-	460,449,377	-

Money Market Funds	5,682,180	5,682,180	-	-
Total Investments in Securities:	466,131,557	5,682,180	460,449,377	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $477,407,557)	$460,449,377
Fidelity Central Funds (cost $5,682,180)	5,682,180

Total Investment in Securities (cost $483,089,737)		$466,131,557
Cash		10,324
Receivable for fund shares sold		130,484
Interest receivable		4,518,965
Distributions receivable from Fidelity Central Funds		27,611
Other receivables		194
Total assets		470,819,135
Liabilities
Payable for investments purchased on a delayed delivery basis	$3,262,500
Payable for fund shares redeemed	374,820
Distributions payable	283,948
Accrued management fee	170,932
Other payables and accrued expenses	34,069
Total liabilities		4,126,269
Net Assets		$466,692,866
Net Assets consist of:
Paid in capital		$496,070,363
Total accumulated earnings (loss)		(29,377,497)
Net Assets		$466,692,866
Net Asset Value, offering price and redemption price per share ($466,692,866 ÷ 40,690,209 shares)		$11.47
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$7,349,773
Income from Fidelity Central Funds		152,345
Total income		7,502,118
Expenses
Management fee	$954,581
Transfer agent fees	78,746
Accounting fees and expenses	20,195
Custodian fees and expenses	6,382
Independent trustees' fees and expenses	628
Registration fees	19,523
Audit	26,704
Legal	10,601
Miscellaneous	885
Total expenses before reductions	1,118,245
Expense reductions	(11,172)
Total expenses after reductions		1,107,073
Net Investment income (loss)		6,395,045
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,434,888)
Fidelity Central Funds	502
Total net realized gain (loss)		(1,434,386)
Change in net unrealized appreciation (depreciation) on investment securities		(3,493,913)
Net gain (loss)		(4,928,299)
Net increase (decrease) in net assets resulting from operations		$1,466,746
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,395,045	$12,190,311
Net realized gain (loss)	(1,434,386)	(7,364,134)
Change in net unrealized appreciation (depreciation)	(3,493,913)	22,146,753
Net increase (decrease) in net assets resulting from operations	1,466,746	26,972,930
Distributions to shareholders	(6,258,582)	(12,065,830)

Share transactions
Proceeds from sales of shares	31,833,668	67,072,433
Reinvestment of distributions	4,574,348	8,716,917
Cost of shares redeemed	(35,683,638)	(116,762,011)

Net increase (decrease) in net assets resulting from share transactions	724,378	(40,972,661)
Total increase (decrease) in net assets	(4,067,458)	(26,065,561)

Net Assets
Beginning of period	470,760,324	496,825,885
End of period	$466,692,866	$470,760,324

Other Information
Shares
Sold	2,774,679	5,949,640
Issued in reinvestment of distributions	399,648	775,301
Redeemed	(3,114,610)	(10,413,316)
Net increase (decrease)	59,717	(3,688,375)

Financial Highlights
Fidelity® Michigan Municipal Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$11.21	$12.64	$12.77	$12.47	$11.97
Income from Investment Operations
Net investment income (loss) A,B	.157	.283	.261	.265	.283	.309
Net realized and unrealized gain (loss)	(.124)	.377	(1.418)	(.070)	.347	.541
Total from investment operations	.033	.660	(1.157)	.195	.630	.850
Distributions from net investment income	(.153)	(.280)	(.260)	(.265)	(.284)	(.310)
Distributions from net realized gain	-	-	(.013)	(.060)	(.046)	(.040)
Total distributions	(.153)	(.280)	(.273)	(.325)	(.330)	(.350)
Net asset value, end of period	$11.47	$11.59	$11.21	$12.64	$12.77	$12.47
Total Return C,D	.30%	6.00%	(9.18)%	1.54%	5.11%	7.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48% G	.49%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.48 % G	.49%	.49%	.48%	.48%	.48%
Expenses net of all reductions	.48% G	.49%	.49%	.48%	.48%	.48%
Net investment income (loss)	2.75% G	2.51%	2.25%	2.08%	2.25%	2.50%
Supplemental Data
Net assets, end of period (000 omitted)	$466,693	$470,760	$496,826	$731,602	$716,407	$673,051
Portfolio turnover rate H	17 % G	21%	8%	13%	13%	14%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Michigan Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Michigan.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,459,371
Gross unrealized depreciation	(21,161,615)
Net unrealized appreciation (depreciation)	$(16,702,244)
Tax cost	$482,833,801

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(983,759)
Long-term	(10,256,717)
Total capital loss carryforward	$(11,240,476)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Michigan Municipal Income Fund	48,752,603	36,837,195

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Michigan Municipal Income Fund	.44

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .1006% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Michigan Municipal Income Fund	.0258

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Michigan Municipal Income Fund	-	5,000,000	-

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Michigan Municipal Income Fund	435

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $93.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $11,079.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Michigan Municipal Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.705626.126
MIR-SANN-0824
Fidelity Flex® Funds

Fidelity Flex® Conservative Income Municipal Bond Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Conservative Income Municipal Bond Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 57.8%
	Principal Amount (a)	Value ($)
Alabama - 0.8%
Black Belt Energy Gas District:
Series 2022 C1:
5.25% 12/1/24	60,000	60,235
5.25% 12/1/25	95,000	96,441
Series 2022 E:
5% 6/1/25	90,000	90,677
5% 6/1/26	125,000	127,057
Series 2023 C, 5.5% 6/1/27	80,000	82,918
Jefferson County Swr. Rev. Series 2024:
5% 10/1/24	20,000	20,050
5% 10/1/25	90,000	91,450
5% 10/1/26	55,000	56,651
5% 10/1/27	50,000	52,235
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 3.78%, tender 6/16/26 (b)	100,000	100,107
Series 2008, 3.65%, tender 1/10/25 (b)	700,000	698,377
TOTAL ALABAMA		1,476,198
Alaska - 0.8%
Alaska Int'l. Arpts. Revs. Series 2021 C, 5% 10/1/25 (c)	1,410,000	1,432,500
Arizona - 1.9%
Bullhead City Excise Taxes Series 2021 2, 0.6% 7/1/24	275,000	275,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2022 2, 5%, tender 9/1/27 (b)(c)	835,000	857,179
Maricopa County Indl. Dev. Auth. Series 2024 D:
5% 12/1/25 (d)	360,000	365,774
5% 12/1/26 (d)	455,000	468,574
5% 12/1/27 (d)	365,000	381,138
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 D, 5% 7/1/24	225,000	225,000
Series 2023, 5% 7/1/26 (c)	185,000	189,878
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 4.05%, tender 8/1/24 (b)(c)	600,000	600,096
TOTAL ARIZONA		3,362,639
California - 2.7%
California Health Facilities Fing. Auth. Rev. Bonds Series 2016 B2, 4%, tender 10/1/24 (b)	600,000	599,757
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2021 A, 4%, tender 10/1/24 (b)(c)	400,000	400,008
Series 2021 B, 4%, tender 7/15/24 (b)(c)	1,000,000	999,969
(Waste Mgmt., Inc. Proj.) Series 2017 A, 4.25%, tender 12/2/24 (b)(c)	800,000	800,283
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs. INC. Proj.) Series 2023, 4.125%, tender 8/15/24 (b)(c)(e)	700,000	699,583
(Republic Svcs., Inc. Proj.) Series 2017 A1, 4.05%, tender 7/15/24 (b)(c)(e)	1,000,000	1,000,004
Los Angeles Dept. Arpt. Rev.:
Series 2022 C, 5% 5/15/26 (c)	200,000	205,233
Series 2022 G, 5% 5/15/25 (c)	65,000	65,762
Series 2023 A:
5% 5/15/25 (c)	30,000	30,352
5% 5/15/26 (c)	55,000	56,439
TOTAL CALIFORNIA		4,857,390
Colorado - 0.7%
Colorado Health Facilities Auth. Rev. Series 2014 E, 5% 11/15/24	200,000	200,082
Colorado Hsg. & Fin. Auth. Multi-family Hsg. Rev. Bonds (The Reserves at Eagle Point Proj.) Series 2024, 3.5%, tender 11/1/26 (b)	400,000	399,098
Denver City & County Arpt. Rev.:
Series 2018 A, 5% 12/1/27 (c)	275,000	285,788
Series 2022 A, 5% 11/15/25 (c)	165,000	168,241
Maiker Hsg. Partners Colo Multi Bonds Series 2023, 4.5%, tender 5/1/26 (b)	200,000	200,083
TOTAL COLORADO		1,253,292
Connecticut - 1.1%
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series 2010 A3, 2.95%, tender 7/1/27 (b)	260,000	255,599
Series 2010 A4, 1.1%, tender 2/11/25 (b)	510,000	500,100
Series 2017 C2, 2.8%, tender 2/3/26 (b)	1,100,000	1,084,507
Hartford Gen. Oblig. Series 2015 C, 5% 7/15/25 (Assured Guaranty Muni. Corp. Insured)	105,000	106,922
TOTAL CONNECTICUT		1,947,128
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. Bonds (One Hawaii Avenue Proj.) Series 2024, 3.65%, tender 7/1/27 (b)	340,000	339,361
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2014 A, 5% 10/1/24 (c)	110,000	110,280
Series 2017 A, 5% 10/1/24 (c)	100,000	100,254
Series 2020 A, 5% 10/1/24 (c)	400,000	401,016
Series 2024 A:
5% 10/1/26 (c)(d)	235,000	241,711
5% 10/1/27 (c)(d)	535,000	554,743
Washington Metropolitan Area Transit Auth. Series 2023 A, 5% 7/15/24	100,000	100,051
TOTAL DISTRICT OF COLUMBIA		1,847,416
Florida - 3.2%
Broward County Fin. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4.05%, tender 3/1/26 (b)	125,000	125,153
Citizens Property Ins. Corp. Series 2015 A1, 5% 6/1/25 (Pre-Refunded to 12/1/24 @ 100)	345,000	347,109
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds:
Series 2023 C, 5%, tender 12/1/25 (b)	75,000	75,918
Series 2024 E, 3.8%, tender 6/1/27 (b)	185,000	185,441
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/24 (c)	200,000	200,518
Jacksonville Spl. Rev. Series 2022 A:
5% 10/1/24	35,000	35,122
5% 10/1/25	25,000	25,525
Lee County Arpt. Rev. Series 2021 A, 5% 10/1/24 (c)	55,000	55,115
Miami Dade County Hsg. Multifamily Hsg. Rev. Bonds Series 2023:
3.55%, tender 1/1/26 (b)	290,000	286,405
5%, tender 9/1/25 (b)	250,000	252,330
5%, tender 9/1/25 (b)	135,000	136,473
5%, tender 10/1/25 (b)	420,000	426,215
Miami-Dade County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds:
(Waste Mgmt., Inc. Proj.) Series 2018 A, 0.000% x SIFMA Municipal Swap Index 4.255%, tender 7/1/24 (b)(c)(f)	270,000	269,976
Series 2011, 5%, tender 11/1/24 (b)(c)	200,000	200,561
Series 2018 B, SIFMA Municipal Swap Index + 0.000% 4.255%, tender 7/5/24 (b)(c)(f)	3,000,000	2,999,762
Orange County Health Facilities Auth. Bonds Series 2021 C, 5%, tender 11/15/26 (b)	190,000	195,911
TOTAL FLORIDA		5,817,534
Georgia - 2.4%
Atlanta Arpt. Rev.:
Series 2019 B, 5% 7/1/24 (c)	100,000	100,000
Series 2020 B, 5% 7/1/25 (c)	75,000	75,988
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994, 3.7%, tender 6/13/28 (b)	155,000	156,231
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1995 4, 3.8%, tender 5/21/26 (b)	200,000	200,509
Series 2008 2, 3.375%, tender 3/12/27 (b)	85,000	84,345
Series 2012, 2.875%, tender 8/19/25 (b)	210,000	206,936
Main Street Natural Gas, Inc.:
Bonds Series 2019 B, 4%, tender 12/2/24 (b)	265,000	265,118
Series 2022 A, 4% 12/1/25	70,000	69,604
Series 2022 B, 5% 6/1/26	1,900,000	1,935,476
Series 2023 B, 5% 3/1/25	390,000	391,683
Series 2023 D, 5% 12/1/26	75,000	76,825
Series 2024 B, 5% 3/1/26	350,000	354,412
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 3.875%, tender 3/6/26 (b)	170,000	170,575
Paulding County Hosp. Auth. Rev. Series 2022 A, 5% 4/1/25	150,000	151,583
TOTAL GEORGIA		4,239,285
Guam - 0.1%
Guam Pwr. Auth. Rev. Series 2022 A:
5% 10/1/24	70,000	70,118
5% 10/1/25	85,000	86,005
TOTAL GUAM		156,123
Hawaii - 0.2%
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	370,000	377,350
Illinois - 3.6%
Chicago O'Hare Int'l. Arpt. Rev. Series 2022 A, 5% 1/1/25 (c)	270,000	271,297
Cook County Gen. Oblig. Series 2022 A:
5% 11/15/24	350,000	351,649
5% 11/15/25	255,000	260,242
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2019, 5%, tender 11/1/24 (b)(c)	800,000	802,243
Illinois Fin. Auth. Rev. Series 2015 A, 5% 11/15/24	100,000	100,390
Illinois Gen. Oblig.:
Series 2017 D:
5% 11/1/24	1,700,000	1,706,922
5% 11/1/26	85,000	87,746
Series 2022 B:
5% 3/1/25	865,000	872,270
5% 3/1/26	340,000	347,742
Series 2023 C, 5% 5/1/25	1,090,000	1,102,326
Series 2024 B:
5% 5/1/27	125,000	129,827
5% 5/1/28	85,000	89,522
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023:
4%, tender 6/1/25 (b)	195,000	195,001
5%, tender 2/1/26 (b)	90,000	91,134
5%, tender 2/1/26 (b)	100,000	101,260
TOTAL ILLINOIS		6,509,571
Indiana - 0.4%
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2023 I2:
5% 1/1/25 (c)	105,000	105,505
5% 1/1/26 (c)	65,000	66,119
5% 1/1/27 (c)	130,000	133,608
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(c)	370,000	376,857
TOTAL INDIANA		682,089
Kentucky - 1.4%
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series A, 4.2%, tender 9/3/24 (b)(c)	800,000	800,331
Series B, 3.9%, tender 9/3/24 (b)	800,000	800,328
Kentucky, Inc. Pub. Energy Bonds Series 2019 A1, 4%, tender 6/1/25 (b)	150,000	150,172
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	800,000	804,599
TOTAL KENTUCKY		2,555,430
Louisiana - 0.2%
Louisiana Hsg. Corp. Multifamily Hsg. Rev. Bonds (Ridge Commons Proj.) Series 2024 B, 3.75%, tender 2/1/27 (b)	370,000	369,422
Maryland - 0.4%
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2023 D, 3.5% 1/1/26	495,000	490,125
Maryland Dept. of Trans. Series 2022 A, 5% 12/1/24	25,000	25,163
Maryland Health & Higher Edl. Bonds Series 2020, 5%, tender 7/1/25 (b)	185,000	186,146
TOTAL MARYLAND		701,434
Massachusetts - 0.6%
Massachusetts Edl. Fing. Auth. Rev.:
Series 2014 I, 5% 1/1/25 (c)	510,000	512,749
Series 2016, 5% 7/1/24 (c)	15,000	15,000
Series 2017 A, 5% 7/1/25 (c)	80,000	81,124
Series 2018 B, 5% 7/1/25 (c)	110,000	111,546
Series 2022 B:
5% 7/1/24 (c)	30,000	30,000
5% 7/1/25 (c)	65,000	65,913
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2015 C, 5% 8/15/27	300,000	305,302
TOTAL MASSACHUSETTS		1,121,634
Michigan - 1.1%
Lapeer Cmnty. Schools Series 2016, 5% 5/1/25	125,000	126,600
Michigan Fin. Auth. Rev.:
(Detroit Reg'l. Convention Facility Auth. Local Proj.) Series 2014 H1, 5% 10/1/24	45,000	45,042
Series 2022:
5% 4/15/25	160,000	161,890
5% 4/15/26	265,000	272,671
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2022 A, 2.5% 6/1/25	70,000	68,597
Utica Cmnty. Schools Series 2024, 5% 5/1/25	1,195,000	1,210,694
Wayne County Arpt. Auth. Rev. Series 2015 F, 5% 12/1/26 (c)	55,000	55,723
TOTAL MICHIGAN		1,941,217
Minnesota - 0.2%
Minnesota Hsg. Fin. Agcy. Series 2022 A, 5% 8/1/24	360,000	360,360
Missouri - 0.1%
Kansas City Planned Indl. Expansion Bonds Series 2023, 5%, tender 7/1/27 (b)	150,000	153,549
Nebraska - 0.5%
Central Plains Energy Proj. Rev. Bonds Series 2019, 2.5%, tender 8/1/25 (b)	435,000	426,888
Lincoln Arpt. Auth. Series 2021, 5% 7/1/25 (c)	550,000	555,456
TOTAL NEBRASKA		982,344
Nevada - 0.6%
Clark County School District:
Series 2017 A, 5% 6/15/25	545,000	552,932
Series 2021 C, 5% 6/15/25	320,000	324,657
Nevada Dept. of Bus. & Industry Bonds (Republic Svcs., Inc. Proj.) Series 2001, 4.15%, tender 12/2/24 (b)(c)(e)	200,000	200,157
TOTAL NEVADA		1,077,746
New Hampshire - 1.0%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.) Series 2019 A2, 2.15%, tender 7/1/24 (b)(c)	1,400,000	1,399,922
New Hampshire St Hsg. Fin.:
Series 2023 3, 3.8% 7/1/26	170,000	171,190
Series 2023 4:
3.625% 4/1/26	35,000	35,160
3.7% 1/1/27	115,000	115,373
TOTAL NEW HAMPSHIRE		1,721,645
New Jersey - 3.0%
Camden County Improvment Auth. Mult-Family Hsg. Bonds (Northgate I Apts. Proj.) Series 2024, 5%, tender 3/1/26 (b)	550,000	559,368
New Jersey Econ. Dev. Auth.:
Series 2023 RRR:
5% 3/1/25	465,000	468,981
5% 3/1/26	360,000	368,716
Series 2024 SSS, 5% 6/15/26	240,000	246,902
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 11/1/24	185,000	185,717
Series 2019:
5.25% 9/1/24 (e)	520,000	521,156
5.25% 9/1/26 (e)	180,000	186,461
New Jersey Edl. Facility Series 2016 A, 5% 7/1/24	300,000	300,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Greystone Park Psychiatric Hosp. Proj.) Series 2024:
5% 9/15/24	350,000	350,955
5% 9/15/27	75,000	78,154
(Marlboro Psychiatric Hosp. Proj.) Series 2024, 5% 9/15/26	80,000	82,248
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2016 1A, 5% 12/1/24 (c)	170,000	170,856
Series 2017 1A, 5% 12/1/24 (c)	350,000	351,762
Series 2022 B, 5% 12/1/25 (c)	250,000	253,898
Series 2024 B:
5% 12/1/27 (c)	415,000	427,229
5% 12/1/27 (c)	150,000	154,420
New Jersey Trans. Trust Fund Auth.:
Series 2004 A, 5.75% 6/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	102,038
Series 2006 C, 0% 12/15/24	260,000	255,746
Series 2008 A, 0% 12/15/25	155,000	146,967
Series 2014 AA, 5% 6/15/25	100,000	100,067
TOTAL NEW JERSEY		5,311,641
New Mexico - 0.2%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2019 A, 5%, tender 5/1/25 (b)	305,000	307,884
New York - 4.7%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A:
5% 12/1/24	175,000	175,418
5% 12/1/25	175,000	176,909
Monroe County Indl. Dev. Agcy. Bonds (Andrews Terrace Cmnty. Partners, L.P. Proj.) Series 2023 B1, 5%, tender 7/1/27 (b)	90,000	92,300
New York City Gen. Oblig. Series 2016 A, 5% 8/1/27	3,665,000	3,719,398
New York City Indl. Dev. Agcy. Rev. Series 2021 A, 5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	35,000	35,840
New York Metropolitan Trans. Auth. Rev. Bonds Series 2019 A1, 5%, tender 11/15/24 (b)	800,000	802,925
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 E2, 3.8%, tender 5/1/27 (b)	115,000	115,234
Series 2024 A, 3.375%, tender 11/1/27 (b)	925,000	920,093
New York Trans. Dev. Corp.:
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
5% 12/1/24 (c)	625,000	626,887
5% 12/1/25 (c)	45,000	45,604
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/26 (c)	330,000	338,035
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/25	205,000	207,295
Triborough Bridge & Tunnel Auth. Bonds Series 2024 B3, 5%, tender 11/15/25 (b)	500,000	510,914
Triborough Bridge & Tunnel Auth. Revs. Series 2023 A, 5% 11/15/24	630,000	633,728
TOTAL NEW YORK		8,400,580
New York And New Jersey - 0.9%
Port Auth. of New York & New Jersey:
Series 193, 5% 10/15/25 (c)	265,000	269,636
Series 2014 186, 5% 10/15/26 (c)	340,000	340,801
Series 2018, 5% 9/15/25 (c)	145,000	147,365
Series 2023 242:
5% 12/1/24 (c)	85,000	85,407
5% 12/1/25 (c)	275,000	280,320
5% 12/1/26 (c)	565,000	582,407
TOTAL NEW YORK AND NEW JERSEY		1,705,936
North Carolina - 0.6%
Charlotte Int'l. Arpt. Rev. Series 2023 B, 5% 7/1/27 (c)	550,000	568,850
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds:
Series 2018 C, 3.45%, tender 10/31/25 (b)	335,000	334,301
Series 2021 B, 5%, tender 12/2/24 (b)	115,000	115,657
TOTAL NORTH CAROLINA		1,018,808
Ohio - 1.1%
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/25	55,000	55,440
5% 2/15/26	300,000	307,028
5% 2/15/27	475,000	496,102
Columbus-Franklin County Fin. Auth. Bonds (Dering Family Homes Proj.) Series 2023, 5%, tender 2/1/27 (b)	130,000	132,445
Hamilton County Swr. Sys. Rev. Series 2024 B:
5% 12/1/24 (d)	210,000	210,688
5% 12/1/25 (d)	95,000	96,810
5% 12/1/26 (d)	95,000	98,693
5% 12/1/27 (d)	60,000	63,451
Ohio Higher Ed. Facilities Commission Healthcare Rev. Series 2022, 5% 1/1/25	200,000	200,322
Ohio Higher Edl. Facility Commission Rev. Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (b)	70,000	65,910
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/25	215,000	216,649
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Projs.) Series 2022 A, 5% 2/15/25	105,000	106,030
TOTAL OHIO		2,049,568
Oklahoma - 1.0%
Oklahoma County Independent School District #89 Oklahoma City Series 2023 A, 3% 7/1/26	700,000	691,648
Oklahoma St Inds. Auth. Edl. Facilities (Oklahoma City Pub. Schools Proj.) Series 2024:
5% 4/1/25	500,000	505,804
5% 4/1/26	525,000	539,144
TOTAL OKLAHOMA		1,736,596
Oregon - 0.3%
Port of Portland Arpt. Rev.:
Series 2022, 5% 7/1/25 (c)	295,000	298,887
Series 26 C, 5% 7/1/24 (c)	300,000	300,000
TOTAL OREGON		598,887
Pennsylvania - 6.6%
Geisinger Auth. Health Sys. Rev. Bonds Series 2020 B, 5%, tender 2/15/27 (b)	410,000	421,861
Monroeville Fin. Auth. UPMC Rev. Series 2023 C, 5% 5/15/25	195,000	197,556
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2023 A2, 5% 5/15/26	500,000	515,006
Series 2023 B, 5% 5/15/25	275,000	278,605
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2014, 4%, tender 7/1/24 (b)(c)	3,600,000	3,599,996
Series 2019 B2, 4%, tender 7/15/24 (b)(c)	700,000	699,979
(Waste Mgmt., Inc. Proj.):
Series 2010 B, 3.5%, tender 7/1/24 (b)	500,000	499,995
Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	2,000,000	2,028,682
Series 2011, 2.15%, tender 7/1/24 (b)(c)	600,000	600,000
Pennsylvania Gen. Oblig.:
Series 2019, 5% 7/15/26	200,000	206,985
Series 2023:
5% 9/1/26	780,000	808,968
5% 9/1/27	1,820,000	1,921,843
Pennsylvania Hsg. Fin. Agcy. Series 2021 135 B, 5% 4/1/25 (c)	15,000	15,076
Philadelphia Gas Works Rev. Series 2015 13, 5% 8/1/24	100,000	100,082
TOTAL PENNSYLVANIA		11,894,634
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
Series 2012, 5% 11/1/24	115,000	115,116
Series 2023:
5% 11/1/25	500,000	510,508
5% 11/1/26	350,000	362,608
TOTAL RHODE ISLAND		988,232
South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5% 12/1/25	350,000	356,188
Series 2022 A, 5% 12/1/24	315,000	316,352
TOTAL SOUTH CAROLINA		672,540
South Dakota - 0.3%
South Dakota Hsg. Dev. Auth. Bonds Series 2023 J, 3.875%, tender 12/12/24 (b)	450,000	449,992
Tennessee - 0.4%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2021 C, 1.875% 7/1/25 (c)	80,000	77,299
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (b)	715,000	717,392
TOTAL TENNESSEE		794,691
Texas - 7.9%
Austin Arpt. Sys. Rev.:
Series 2019, 5% 11/15/24 (c)	125,000	125,418
Series 2022, 5% 11/15/25 (c)	105,000	106,639
Boerne Independent School District Bonds:
Series 2023, 3.125%, tender 2/1/27 (b)	800,000	789,095
Series 2024, 4%, tender 2/1/28 (b)	175,000	179,214
Dallas Gen. Oblig.:
Series 2023 A, 5% 2/15/25	610,000	616,019
Series 2024 A:
5% 2/15/25	1,000,000	1,009,867
5% 2/15/26	1,000,000	1,028,244
5% 2/15/27	1,000,000	1,044,995
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 3/1/26 (b)	190,000	192,247
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
Series 2019 B, 5%, tender 12/1/24 (b)	205,000	206,017
Series 2020 A, 0.9%, tender 5/15/25 (b)	155,000	150,233
Houston Arpt. Sys. Rev. Series 2021 A, 5% 7/1/25 (c)	500,000	506,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds:
Series 2023, 5%, tender 8/1/26 (b)	110,000	111,876
Series 2024, 3.65%, tender 2/1/28 (b)	445,000	444,500
Houston Independent School District Bonds:
Series 2014 A2, 3.5%, tender 6/1/25 (b)	585,000	581,912
Series 2023 C, 4%, tender 6/1/25 (b)	435,000	434,640
Magnolia Independent School District Series 2023, 5% 8/15/24	475,000	475,782
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.):
Series 2008 A, 4.05%, tender 8/1/24 (b)(c)	400,000	400,074
Series 2020 A, 4.05%, tender 8/1/24 (b)(c)	800,000	800,148
(Waste Mgmt., INC. Proj.) Series 2023 A, 4.25%, tender 7/1/27 (b)	300,000	299,982
North East Texas Independent School District Bonds Series 2024, 3.75%, tender 8/1/27 (b)	235,000	235,731
North Texas Tollway Auth. Rev. Series 2021 B, 5% 1/1/26	65,000	66,694
Northside Independent School District Bonds:
Series 2023 B, 3%, tender 8/1/26 (b)	630,000	620,514
Series 2024 B, 3.45%, tender 8/1/27 (b)	640,000	639,767
Prosper Independent School District Bonds Series 2019 B, 4%, tender 8/15/26 (b)	110,000	110,366
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2018, SIFMA Municipal Swap Index + 0.870% 4.75%, tender 12/1/25 (b)(f)	455,000	454,400
Series 2022, 5% 2/1/26	50,000	51,291
San Antonio Wtr. Sys. Rev. Bonds Series 2013 F, 1%, tender 11/1/26 (b)	1,000,000	910,988
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Scott & White Health Proj.) Series 2022 E, 5%, tender 5/15/26 (b)	225,000	230,536
Texas A&M Univ. Rev. Series 2016 E, 4% 5/15/27	1,000,000	1,010,935
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 3.625%, tender 1/1/27 (b)	130,000	128,205
Texas Muni. Gas Acquisition & Supply Corp. Series 2023 B, 5.25% 1/1/27	230,000	235,646
Travis County Hsg. Fin. Corp. Bonds Series 2023, 3.75%, tender 8/1/25 (b)	30,000	29,853
TOTAL TEXAS		14,227,828
Utah - 0.3%
Salt Lake City Arpt. Rev.:
Series 2018 A, 5% 7/1/24 (c)	105,000	105,000
Series 2023 A:
5% 7/1/25 (c)	40,000	40,449
5% 7/1/27 (c)	60,000	62,056
Utah County Hosp. Rev. Bonds Series 2020 B2, 5%, tender 8/1/26 (b)	160,000	164,310
Utah Hsg. Corp. Multi-family Hsg. Rev. Bonds Series 2024, 3.7%, tender 8/1/27 (b)	235,000	234,637
TOTAL UTAH		606,452
Virginia - 0.5%
Halifax County Indl. Dev. Auth. Bonds (Virgina Elec. and Pwr. Co. Proj.) Series 2010 A, 3.8%, tender 5/28/27 (b)	135,000	135,374
Southampton County Indl. Bonds (PRTA-Virginia One, LLC Proj.) Series 2023, 4.875%, tender 12/12/24 (b)(c)	800,000	799,397
TOTAL VIRGINIA		934,771
Washington - 1.0%
King County Swr. Rev. Bonds Series 2020 B, 0.875%, tender 1/1/26 (b)	325,000	311,235
Port of Seattle Rev.:
Series 2016, 5% 2/1/25	120,000	120,998
Series 2018 A, 5% 5/1/27 (c)	250,000	258,323
Series 2021 C, 5% 8/1/24 (c)	205,000	205,154
Series 2022 B:
5% 8/1/24 (c)	160,000	160,120
5% 8/1/25 (c)	150,000	151,907
5% 8/1/26 (c)	95,000	97,325
Seattle Hsg. Auth. Rev. (Juniper Apts. Proj.) Series 2023, 5% 6/1/27	80,000	81,786
Washington Gen. Oblig. Series 2015 E, 5% 7/1/25	270,000	272,132
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	135,000	137,380
TOTAL WASHINGTON		1,796,360
West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Allegheny Metallurgical Proj.) Series 2023, 4.75%, tender 8/1/24 (b)(c)	700,000	700,529
Wisconsin - 2.7%
Milwaukee County Arpt. Rev.:
Series 2023 A, 5% 12/1/24 (c)	125,000	125,480
Series 2023 B, 5% 12/1/25 (c)	800,000	812,927
Milwaukee Gen. Oblig. Series 2016, 2% 3/1/27	190,000	177,596
Pub. Fin. Auth. Health Care Sys. Rev. Series 2023 A, 5% 10/1/24	280,000	280,916
Wisconsin Health & Edl. Facilities Series 2016 A, 4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	885,000	894,781
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Forensic Science and Protective Medicine Collaboration, Inc. Proj.) Series 2024, 5% 8/1/27 (e)	340,000	346,230
Bonds Series 2018 B2, 5%, tender 6/24/26 (b)	330,000	337,353
Series 2022, 5% 10/1/25	360,000	366,186
Series 2024 A:
5% 2/15/25	400,000	402,256
5% 2/15/26	400,000	406,129
5% 2/15/28	525,000	545,091
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2023 E, 3.875%, tender 5/1/27 (b)	115,000	114,583
TOTAL WISCONSIN		4,809,528
TOTAL MUNICIPAL BONDS (Cost $104,335,196)		103,948,753

Municipal Notes - 47.7%
	Principal Amount (a)	Value ($)
Alabama - 3.3%
Black Belt Energy Gas District Participating VRDN:
Series XF 30 73, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,000,000	1,000,000
Series XM 11 10, 3.91% 7/5/24 (Liquidity Facility Royal Bank of Canada) (b)(g)(h)	300,000	300,000
Series ZL 03 96, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	300,000	300,000
Health Care Auth. for Baptist Health Series 2013 B, 5.3% 7/5/24, VRDN (b)	300,000	300,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 4.65% 7/1/24, VRDN (b)(c)	1,000,000	1,000,000
Southeast Energy Auth. Rev. Participating VRDN:
Series XG 04 10, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	1,600,000	1,600,000
Series XM 10 62, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	500,000	500,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 4.65% 7/1/24, VRDN (b)(c)	700,000	700,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 4.65% 7/1/24, VRDN (b)(c)	300,000	300,000
TOTAL ALABAMA		6,000,000
Arizona - 1.5%
Arizona St Indl. Dev. Auth. Multi Participating VRDN Series XF 31 74, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	800,000	800,000
Maricopa County Poll. Cont. Rev.:
Series 2009 C, 4.05% 7/5/24, VRDN (b)	1,450,000	1,450,000
Series 2009 D, 4.05% 7/5/24, VRDN (b)	300,000	300,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater 91 57, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
TOTAL ARIZONA		2,750,000
California - 7.5%
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XF 30 07, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	2,005,000	2,005,000
California Hsg. Fin. Agcy. Ltd. Obl Participating VRDN Series XF 31 27, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN:
Series Floater MIZ 91 13, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	800,000	800,000
Series MIZ 91 21, 5.25% 7/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	2,100,000	2,100,000
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. Participating VRDN:
Series 2022 MIZ 90 89, 5.25% 7/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	3,805,000	3,805,000
Series 2022 MIZ 90 90, 5.25% 7/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	2,000,000	2,000,000
Mizuho Floater / Residual Trust V Participating VRDN:
Series Floater MIZ 90 97, 4.2% 7/5/24, LOC Mizuho Cap. Markets LLC (b)(g)(h)	200,000	200,000
Series Floater MIZ 91 62, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	100,000	100,000
San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	2,200,000	2,200,000
TOTAL CALIFORNIA		13,410,000
Colorado - 1.0%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN:
Series XM 10 59, 4.03% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	100,000	100,000
Series XM 10 61, 4.03% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	500,000	500,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XM 07 15, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	1,100,000	1,100,000
TOTAL COLORADO		1,700,000
Connecticut - 0.3%
Colchester Gen. Oblig. BAN Series 2024, 4.5% 10/17/24	500,000	500,778
Florida - 3.3%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 4% 7/5/24, VRDN (b)(c)	1,700,000	1,700,000
Florida Ins. Assistance Interlo Series 2023 A2, 4.67% 7/5/24 (Liquidity Facility Florida Gen. Oblig.), VRDN (b)	2,620,000	2,620,000
Lee Memorial Health Sys. Hosp. Rev. Series 2019 B, 4.47% 7/6/27, VRDN (b)	1,440,000	1,440,000
Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
TOTAL FLORIDA		5,960,000
Georgia - 0.6%
Buford Hsg. Auth. Multifamily Participating VRDN Series XF 31 18, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 4.65% 7/1/24, VRDN (b)(c)	900,000	900,000
TOTAL GEORGIA		1,100,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XG 03 86, 4.18% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	200,000	200,000
Illinois - 0.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series XM 10 38, 4.06% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	100,000	100,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 67, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	700,000	700,000
TOTAL ILLINOIS		800,000
Indiana - 2.1%
Indiana Fin. Auth. Exempt Facilities Rev. Bonds Series MS 00 22, 4.38%, tender 7/25/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(g)(h)	2,000,000	2,000,000
Westfield Washington Multi-School Bldg. Corp. BAN Series 2024 A, 5% 12/15/24	1,800,000	1,808,042
TOTAL INDIANA		3,808,042
Iowa - 1.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2008 A, 4.12% 7/5/24, VRDN (b)(c)	800,000	800,000
Louisa County Poll. Cont. Rev. Series 1994, 3.95% 7/3/24, VRDN (b)	1,520,000	1,520,000
TOTAL IOWA		2,320,000
Kentucky - 0.7%
Kentucky Higher Ed. Student Ln. Corp. Rev. Series 2023 1A1, 4.22% 7/5/24, LOC Bank of America NA, VRDN (b)(c)	400,000	400,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 5.3% 7/1/24, VRDN (b)(c)	800,000	800,000
TOTAL KENTUCKY		1,200,000
Louisiana - 4.7%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 4.07% 7/5/24, VRDN (b)	8,395,000	8,395,001
Maryland - 0.7%
Baltimore County Gen. Oblig. Participating VRDN Series 2022 032, 4.23% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	200,000	200,000
Integrace Obligated Group Participating VRDN Series 2022 024, 4.23% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
Riderwood Vlg, Inc. Participating VRDN Series 2022 029, 3.86% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
Tender Option Bond Trust Receipts Participating VRDN Series XF 32 22, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	300,000	300,000
TOTAL MARYLAND		1,300,000
Mississippi - 0.1%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 5.1% 7/1/24, VRDN (b)(c)	200,000	200,000
Missouri - 0.1%
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 53, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
New Hampshire - 0.3%
Tender Option Bond Trust Receipts Bonds Series MS 00 23, 4.18%, tender 9/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)(i)	600,000	600,000
New Jersey - 4.3%
Clifton Gen. Oblig. BAN Series 2023, 5% 11/26/24	1,000,000	1,004,898
Hazlet Township NJ BAN Series 2023, 5% 11/8/24	500,000	502,050
Jersey City N J Muni. Utils. Auth. BAN Series 2024 B, 5% 5/1/25	600,000	604,957
Lacey Township Gen. Oblig. BAN Series 2024, 4.5% 5/7/25	600,000	603,638
Manasquan N J BAN Series 2023, 5% 10/3/24	300,000	300,862
Manchester Township Gen. Oblig. BAN Series 2024 A, 4.5% 5/8/25	300,000	301,626
New Jersey Trans. Trust Fund Auth. Participating VRDN Series XM 09 29, 4.03% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,100,000	2,100,000
Newark Gen. Oblig. BAN Series 2024 B, 5% 5/13/25	800,000	806,335
Pennsauken Township BAN Series 2024 A, 4.5% 5/28/25	800,000	804,134
Ridgewood Gen. Oblig. BAN Series 2023 B, 5% 10/11/24	700,000	701,989
TOTAL NEW JERSEY		7,730,489
New Mexico - 0.1%
New Mexico St Hosp. Equip. Ln. Co. Participating VRDN Series 2022 034, 4.23% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	195,000	195,000
New York - 3.1%
Liberty Dev. Corp. Rev. Participating VRDN Series MS 1207, 4.23% 7/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)(h)	100,000	100,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series XF 13 21, 4.2% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	225,000	225,000
Series XF 13 55, 4.2% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,300,000	2,300,000
New York State Hsg. Fin. Agcy. Rev. Participating VRDN:
Series 2022, 4.23% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
Series Floater 2022 007, 4.33% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(c)(g)(h)	2,600,000	2,600,000
TOTAL NEW YORK		5,625,000
Ohio - 1.3%
Allen County Hosp. Facilities Rev. Series 2012 B, 4.15% 7/5/24 (Liquidity Facility Ohio Gen. Oblig.), VRDN (b)	975,000	975,000
Ohio Hosp. Rev.:
Series 2013 B, 4.41% 7/6/27, VRDN (b)	500,000	500,000
Series 2015 B, 4.41% 7/6/27, VRDN (b)	900,000	900,000
TOTAL OHIO		2,375,000
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2020 B, 4.52% 7/5/24, VRDN (b)	675,000	675,000
Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	114,268	114,268
TOTAL OKLAHOMA		789,268
Pennsylvania - 1.3%
Montgomery County Higher Ed. & Health Auth. Rev. Series 2018 D, 4.7% 7/5/24, VRDN (b)	800,000	800,000
Philadelphia Auth. for Indl. Dev. Series 2017 B, 4.7% 7/5/24, VRDN (b)	1,450,000	1,450,000
TOTAL PENNSYLVANIA		2,250,000
Tennessee - 0.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 4.25% 7/5/24, VRDN (b)	700,000	700,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 63, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
TOTAL TENNESSEE		900,000
Texas - 5.8%
Brazos County Tex Hsg. Fin. Corp. M Participating VRDN Series XF 31 29, 4.2% 7/5/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)	200,000	200,000
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	200,000	200,000
Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(g)(h)(i)	1,300,000	1,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2004, 4.27% 7/5/24, VRDN (b)(c)	5,600,000	5,600,000
Series 2010 D:
4.25% 7/5/24, VRDN (b)	400,000	400,000
4.25% 7/5/24, VRDN (b)	2,650,000	2,650,000
TOTAL TEXAS		10,350,000
Utah - 0.2%
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 5.1% 7/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	300,000	300,000
Virginia - 1.3%
Lynchburg Econ. Dev. Participating VRDN Series XL 00 75, 4.18% 7/5/24 (Liquidity Facility JPMorgan Chase Bank) (b)(g)(h)	2,000,000	2,000,000
Nat'l. Sr. Campuses Participating VRDN Series 2022 028, 4.19% 8/9/24 (Liquidity Facility Barclays Bank PLC) (b)(g)(h)	400,000	400,000
TOTAL VIRGINIA		2,400,000
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 E, 4.49% 7/6/27, VRDN (b)	350,000	350,000
Wyoming - 1.2%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.5% 7/5/24, VRDN (b)(c)	900,000	900,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.45% 7/3/24, VRDN (b)	100,000	100,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 5.15% 7/1/24, VRDN (b)(c)	700,000	700,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.45% 7/3/24, VRDN (b)	400,000	400,000
TOTAL WYOMING		2,100,000
TOTAL MUNICIPAL NOTES (Cost $85,806,688)		85,808,578

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.33% (j)(k) (Cost $1,836,220)	1,835,853	1,836,220

TOTAL INVESTMENT IN SECURITIES - 106.5% (Cost $191,978,104)	191,593,551
NET OTHER ASSETS (LIABILITIES) - (6.5)%	(11,767,648)
NET ASSETS - 100.0%	179,825,903

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,953,591 or 1.6% of net assets.

(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,414,268 or 3.0% of net assets.

(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floater MIZ 91 13, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	6/22/23	800,000

Ep Machuca Lp Participating VRDN Series MIZ 91 04, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	200,000

Miami Dade County Hsg. Multifamily Hsg. Rev. Participating VRDN Series Floater MIZ 90 87, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	200,000

Mizuho Floater / Residual Trust V Participating VRDN Series MIZ 91 24, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	1,300,000

San Francisco City & County Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 15, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	2,200,000

Steele Duncan Plaza, LLC Participating VRDN Series MIZ 91 03, 4.2% 8/2/24 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	114,268

Tender Option Bond Trust Receipts Bonds Series MS 00 23, 4.18%, tender 9/5/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	4/16/24	600,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	4,769,000	16,347,174	19,280,438	79,956	484	-	1,836,220	0.1%
Total	4,769,000	16,347,174	19,280,438	79,956	484	-	1,836,220

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	189,757,331	-	189,757,331	-

Money Market Funds	1,836,220	1,836,220	-	-
Total Investments in Securities:	191,593,551	1,836,220	189,757,331	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $190,141,884)	$189,757,331
Fidelity Central Funds (cost $1,836,220)	1,836,220

Total Investment in Securities (cost $191,978,104)		$191,593,551
Receivable for fund shares sold		150,813
Interest receivable		1,521,084
Distributions receivable from Fidelity Central Funds		13,727
Other receivables		12
Total assets		193,279,187
Liabilities
Payable to custodian bank	$363,808
Payable for investments purchased
Regular delivery	9,933,208
Delayed delivery	2,482,213
Payable for fund shares redeemed	161,121
Distributions payable	512,934
Total liabilities		13,453,284
Net Assets		$179,825,903
Net Assets consist of:
Paid in capital		$180,182,441
Total accumulated earnings (loss)		(356,538)
Net Assets		$179,825,903
Net Asset Value, offering price and redemption price per share ($179,825,903 ÷ 17,977,397 shares)		$10.00
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$2,875,778
Income from Fidelity Central Funds		79,956
Total income		2,955,734
Expenses
Independent trustees' fees and expenses	$226
Proxy	1,323
Total expenses before reductions	1,549
Expense reductions	(12)
Total expenses after reductions		1,537
Net Investment income (loss)		2,954,197
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16,673
Fidelity Central Funds	484
Total net realized gain (loss)		17,157
Change in net unrealized appreciation (depreciation) on investment securities		(314,976)
Net gain (loss)		(297,819)
Net increase (decrease) in net assets resulting from operations		$2,656,378
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,954,197	$5,078,152
Net realized gain (loss)	17,157	11,249
Change in net unrealized appreciation (depreciation)	(314,976)	923,978
Net increase (decrease) in net assets resulting from operations	2,656,378	6,013,379
Distributions to shareholders	(2,993,220)	(5,042,075)

Share transactions
Proceeds from sales of shares	57,744,066	82,385,493
Reinvestment of distributions	31	54
Cost of shares redeemed	(40,048,800)	(70,014,809)

Net increase (decrease) in net assets resulting from share transactions	17,695,297	12,370,738
Total increase (decrease) in net assets	17,358,455	13,342,042

Net Assets
Beginning of period	162,467,448	149,125,406
End of period	$179,825,903	$162,467,448

Other Information
Shares
Sold	5,772,752	8,257,635
Issued in reinvestment of distributions	3	5
Redeemed	(4,004,118)	(7,020,759)
Net increase (decrease)	1,768,637	1,236,881

Financial Highlights
Fidelity Flex® Conservative Income Municipal Bond Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.02	$9.96	$10.03	$10.04	$10.02	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.171	.320	.118	.052	.121	.192
Net realized and unrealized gain (loss)	(.018)	.057	(.069)	(.007)	.026	.044
Total from investment operations	.153	.377	.049	.045	.147	.236
Distributions from net investment income	(.173)	(.316)	(.119)	(.054)	(.125)	(.193)
Distributions from net realized gain	-	(.001)	-	(.001)	(.002)	(.003)
Total distributions	(.173)	(.317)	(.119)	(.055)	(.127)	(.196)
Net asset value, end of period	$10.00	$10.02	$9.96	$10.03	$10.04	$10.02
Total Return C,D	1.54%	3.85%	.49%	.45%	1.48%	2.39%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H,I	.02%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % G,I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% G,I	-%	-%	-%	-%	-%
Net investment income (loss)	3.44% G,I	3.21%	1.19%	.52%	1.21%	1.92%
Supplemental Data
Net assets, end of period (000 omitted)	$179,826	$162,467	$149,125	$145,602	$80,067	$54,558
Portfolio turnover rate J	63 % G	78%	58%	44%	36%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Flex Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$132,703
Gross unrealized depreciation	(504,008)
Net unrealized appreciation (depreciation)	$(371,305)
Tax cost	$191,964,856

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Conservative Income Municipal Bond Fund	48,418,585	31,540,135
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Flex Conservative Income Municipal Bond Fund	1,800,000	1,700,000	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $12.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Flex Conservative Income Municipal Bond Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9884864.106
XCB-SANN-0824
Fidelity® Minnesota Municipal Income Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Minnesota Municipal Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 95.3%
	Principal Amount (a)	Value ($)
Guam - 0.2%
Guam Pwr. Auth. Rev. Series 2022 A, 5% 10/1/44	1,000,000	1,031,294
Minnesota - 93.4%
Albany Independent School District #745 (Minnesota School district Cr. Enhancement Prog.) Series 2022 A, 4.125% 2/1/41	1,130,000	1,153,392
Anoka-Hennepin Independent School District 11 Series 2014 A:
5% 2/1/25	1,015,000	1,016,006
5% 2/1/26	1,220,000	1,221,180
5% 2/1/27	1,285,000	1,286,158
5% 2/1/28	1,345,000	1,346,191
5% 2/1/29	1,415,000	1,416,219
5% 2/1/34	1,800,000	1,801,266
Burnsville Series 2017 A, 2.85% 12/20/31	935,000	853,021
Chaska Elec. Rev. Series 2015 A:
5% 10/1/26	1,000,000	1,018,383
5% 10/1/29	785,000	800,203
City of Ramsey Series 2022 A:
5% 12/15/29	670,000	738,705
5% 12/15/30	665,000	745,334
5% 12/15/31	740,000	843,643
5% 12/15/32	775,000	896,261
5% 12/15/33	565,000	655,003
5% 12/15/34	455,000	526,979
City of Virginia Series 2020 A:
4% 2/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,006,873
4% 2/1/39 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,002,047
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/25	565,000	569,793
5% 6/1/26	500,000	508,843
5% 6/1/28	1,000,000	1,032,265
5% 6/1/30	625,000	659,836
5% 6/1/31	700,000	740,045
5% 6/1/33	1,400,000	1,479,910
Coon Rapids Multi-Family Rev. (Galway Place/Cmnty. Plaza Projs.) Series 2019 A, 2.7% 8/1/35	2,553,592	2,179,806
Ctr. City Health Care Facilities (Hazelden Betty Ford Foundation Proj.) Series 2014:
5% 11/1/25	250,000	250,995
5% 11/1/26	500,000	501,906
5% 11/1/27	920,000	923,354
Dassel Cokato Mischd # 466 (Minnesota School District Cr. Enhancement Prog.) Series 2023 A:
4% 2/1/41	415,000	416,547
4% 2/1/42	750,000	747,665
Dawson-Boyd Independent School District Series 2019 A:
4% 2/1/33	1,140,000	1,169,090
4% 2/1/36	1,360,000	1,392,443
4% 2/1/37	1,200,000	1,226,493
Delano Minn Series 2023 A:
4% 2/1/40	1,060,000	1,068,634
4% 2/1/41	1,100,000	1,103,206
5% 2/1/39	1,010,000	1,110,010
Dilworth Gen. Oblig. Series 2022 A:
3.5% 2/1/34	455,000	451,658
3.5% 2/1/35	470,000	466,034
3.5% 2/1/36	490,000	484,456
4% 2/1/38	1,030,000	1,048,643
4% 2/1/40	1,115,000	1,123,149
4% 2/1/42	1,205,000	1,208,239
Duluth Econ. Dev. Auth. Series 2021 A, 4% 7/1/41	930,000	760,200
Duluth Econ. Dev. Auth. Health Care Facilities Rev.:
Series 2018 A:
4.25% 2/15/48	2,030,000	1,948,342
5% 2/15/43	1,500,000	1,522,628
Series 2021 A:
4% 6/15/32	535,000	553,265
4% 6/15/35	550,000	567,361
Series 2022 A:
4% 6/15/37	1,140,000	1,172,756
4% 6/15/38	400,000	408,132
4% 6/15/39	250,000	253,407
5% 6/15/25	565,000	566,401
5% 6/15/26	360,000	368,986
5% 6/15/28	935,000	983,813
5% 6/15/29	1,035,000	1,104,536
5% 6/15/31	1,220,000	1,335,847
5% 6/15/33	1,170,000	1,294,626
Series 2022 B:
5.25% 6/15/47	2,500,000	2,712,599
5.25% 6/15/52	1,250,000	1,350,218
Duluth Independent School District #709 Ctfs. of Prtn. Series 2021 B, 3% 3/1/32 (Pre-Refunded to 3/1/28 @ 100)	540,000	536,545
Eden Prairie Independent School District Series 2023 A:
4% 2/1/35	1,050,000	1,099,072
4% 2/1/36	915,000	950,281
Elk River Independent School District #728:
Series 2019 A, 3% 2/1/33	2,925,000	2,744,064
Series 2020 A, 4% 2/1/31	2,120,000	2,180,238
Fridley Independent School District #14 (MN School District Cr. Enhancement Prog.) Series 2016 A, 3% 2/1/35	300,000	279,420
Hawley Independent School District #150 Series 2023 A, 5% 2/1/39	620,000	666,021
Itasca County (Minnesota County Cr. Enhancement Prog.) Series 2020 B, 2% 2/1/35	600,000	481,915
Lake Elmo Minn Series 2021 A:
2% 2/1/35	1,185,000	939,209
2% 2/1/36	1,205,000	946,564
Lakeville Independent School District #194 (Minnesota School District Cr. Enhancement Prog.) Series 2021 B:
2% 2/1/37	1,515,000	1,139,636
2% 2/1/38	3,075,000	2,262,235
2% 2/1/39	4,180,000	2,986,477
2% 2/1/40	4,285,000	2,991,642
2.125% 2/1/41	3,395,000	2,362,532
Le Sueur-Henderson ISD No. 2397 (Minnesota School District Cr. Enhancement Prog.) Series 2022 A, 4.5% 2/1/42	2,495,000	2,583,089
Maple Grove Gen. Oblig. Impt. Series 2020 A:
1.5% 2/1/33	715,000	563,064
1.625% 2/1/34	790,000	618,588
Maple Grove Health Care Sys. Rev.:
Series 2015:
4% 9/1/35	1,250,000	1,182,442
5% 9/1/25	215,000	217,306
5% 9/1/28	695,000	701,691
5% 9/1/30	1,500,000	1,513,418
5% 9/1/31	1,300,000	1,312,339
5% 9/1/32	1,000,000	1,008,334
Series 2017:
5% 5/1/26	1,355,000	1,374,693
5% 5/1/27	1,400,000	1,432,371
5% 5/1/28	2,915,000	2,979,809
5% 5/1/29	1,000,000	1,022,477
5% 5/1/30	900,000	920,521
5% 5/1/31	580,000	592,955
5% 5/1/32	500,000	509,831
Metropolitan Council Gen. Oblig. Rev.:
Series 2020 B:
2% 3/1/33	4,250,000	3,530,823
2.125% 3/1/36	1,000,000	803,700
Series 2024 B, 4% 3/1/43	4,210,000	4,226,185
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2016 A:
5% 1/1/30	4,275,000	4,452,666
5% 1/1/31	2,375,000	2,474,173
5% 1/1/32	2,900,000	3,020,680
Series 2016 D:
5% 1/1/27 (b)	350,000	359,293
5% 1/1/28 (b)	430,000	440,228
5% 1/1/29 (b)	225,000	230,519
5% 1/1/30 (b)	480,000	490,560
5% 1/1/31 (b)	200,000	204,487
5% 1/1/32 (b)	200,000	204,506
5% 1/1/33 (b)	220,000	224,946
5% 1/1/34 (b)	225,000	230,058
5% 1/1/35 (b)	225,000	230,035
5% 1/1/36 (b)	220,000	224,781
5% 1/1/37 (b)	250,000	255,171
5% 1/1/41 (b)	725,000	734,687
Series 2022 B:
4.25% 1/1/42 (b)	1,780,000	1,780,757
5% 1/1/47 (b)	1,600,000	1,664,752
Series 2023 A, 5% 1/1/35	900,000	1,023,338
Minneapolis Gen. Oblig. Series 2019, 3% 12/1/40	395,000	339,773
Minneapolis Health Care Sys. Rev.:
Bonds Series 2023 B, 5%, tender 11/15/30 (c)	11,445,000	12,248,846
Series 2015 A:
5% 11/15/27 (Assured Guaranty Muni. Corp. Insured)	850,000	859,092
5% 11/15/32	2,200,000	2,222,078
Series 2018 A:
5% 11/15/34	3,350,000	3,458,777
5% 11/15/35	2,500,000	2,578,836
5% 11/15/36	2,500,000	2,574,442
5% 11/15/49	4,935,000	4,960,003
Series 2021:
4% 11/15/36	5,410,000	5,500,902
4% 11/15/37	5,410,000	5,462,059
4% 11/15/38	1,785,000	1,792,436
4% 11/15/39	1,265,000	1,259,642
4% 11/15/40	8,860,000	8,724,174
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	6,890,397	5,471,343
Minneapolis Spl. School District:
(Minnesota School District Cr. Enhancement Prog.) Series 2018 B, 5% 2/1/32	895,000	952,615
(MN School District Cr. Enhancement Prog.):
Series 2018 A, 5% 2/1/33	1,000,000	1,055,259
Series 2018 B, 5% 2/1/33	3,190,000	3,366,276
Series 2017 A, 4% 2/1/33	1,415,000	1,445,813
Series 2017 B, 4% 2/1/34	2,595,000	2,630,506
Series 2020 B, 4% 2/1/36	1,745,000	1,788,134
Series 2020 C, 4% 2/1/38	1,665,000	1,688,128
Series 2021 B:
5% 2/1/41	1,180,000	1,281,583
5% 2/1/42	1,235,000	1,336,660
Series 2021 C:
5% 2/1/40	1,585,000	1,727,074
5% 2/1/41	1,660,000	1,802,906
5% 2/1/42	1,745,000	1,888,641
Series 2022 B:
5% 2/1/34	850,000	964,194
5% 2/1/41	1,195,000	1,311,539
5% 2/1/42	1,255,000	1,371,995
5% 2/1/43	1,320,000	1,438,663
Minnesota Agric. & Econ. Dev. Board Rev. Series 2024:
4% 1/1/49	3,000,000	2,907,166
5% 1/1/41	2,300,000	2,526,900
Minnesota Armory Bldg. Commission Series 2021 A, 3% 6/1/38	1,925,000	1,724,192
Minnesota Gen. Oblig.:
Series 2016 D, 2.25% 8/1/29	420,000	379,278
Series 2017 D, 3% 10/1/29	5,000,000	4,886,442
Series 2018 B, 4% 8/1/35	5,270,000	5,402,274
Series 2021 A:
4% 9/1/39	2,645,000	2,732,943
4% 9/1/41	10,000,000	10,221,272
Series 2021 B, 4% 9/1/32	2,000,000	2,101,125
Minnesota Higher Ed. Facilities Auth. Rev.:
(Univ. of St Thomas) Series 2017 A, 5% 10/1/29	760,000	792,447
Bonds:
Series 2024 B1, 5%, tender 10/1/27 (c)	3,000,000	3,106,333
Series 2024 B2, 5%, tender 10/1/29 (c)	2,900,000	3,058,290
Series 2016 A, 5% 5/1/46	3,610,000	3,313,219
Series 2017 A, 4% 10/1/35	800,000	804,717
Series 2017:
3% 3/1/33	1,510,000	1,405,740
3% 3/1/34	430,000	397,417
5% 3/1/31	1,000,000	1,039,277
5% 10/1/31	590,000	612,332
5% 3/1/34	530,000	552,431
5% 10/1/34	440,000	457,449
5% 10/1/35	555,000	576,722
Series 2018 A:
5% 10/1/34	1,155,000	1,188,427
5% 10/1/35	500,000	514,093
5% 10/1/45	3,650,000	3,662,791
Series 2019:
4% 12/1/24	100,000	99,627
4% 12/1/25	180,000	178,855
4% 12/1/26	190,000	187,919
4% 12/1/27	195,000	192,280
4% 12/1/28	480,000	471,701
4% 12/1/29	285,000	279,183
4% 12/1/30	200,000	195,041
4% 12/1/31	450,000	436,685
4% 12/1/32	690,000	665,790
4% 12/1/33	750,000	719,461
4% 12/1/34	225,000	214,840
5% 10/1/29	400,000	429,089
5% 10/1/40	1,000,000	1,048,876
Series 2021:
3% 3/1/40	365,000	317,737
3% 3/1/43	430,000	355,149
4% 10/1/24	440,000	439,933
4% 3/1/25	175,000	175,498
4% 10/1/25	585,000	586,903
4% 3/1/26	100,000	100,934
4% 10/1/26	600,000	604,510
4% 10/1/28	675,000	684,855
4% 10/1/29	460,000	468,233
4% 3/1/30	150,000	155,124
4% 3/1/31	250,000	260,582
4% 3/1/32	140,000	145,206
4% 3/1/33	390,000	403,184
4% 3/1/34	150,000	154,719
4% 3/1/35	125,000	129,009
4% 3/1/36	125,000	128,941
4% 3/1/37	100,000	102,548
4% 10/1/46	2,750,000	2,701,141
4% 10/1/50	1,000,000	976,409
Series 2022 A:
5% 10/1/47	1,000,000	1,045,127
5% 10/1/52	1,000,000	1,039,495
Series 2023, 5% 3/1/45	5,645,000	6,094,389
Series 2024 A, 4.125% 10/1/53	2,500,000	2,444,873
Series Eight-G, 5% 12/1/31	1,000,000	1,017,835
Series Eight-J, 5% 3/1/27	500,000	504,531
Series Eight-L:
5% 4/1/28	920,000	939,657
5% 4/1/29	1,005,000	1,027,368
5% 4/1/35	500,000	508,340
Minnesota Hsg. Fin. Agcy.:
(Mtg. Backed Securities Pass Through Prog.) Series 2019 C, 3.15% 6/1/49	725,834	648,743
(Mtg.-Backed Securities Pass-Through Prog.) Series H, 2.47% 1/1/50	1,557,173	1,339,431
Series 2015 A:
5% 8/1/29	1,000,000	1,000,945
5% 8/1/30	1,000,000	1,000,960
5% 8/1/31	1,000,000	1,000,848
5% 8/1/32	1,000,000	1,000,805
5% 8/1/33	1,000,000	1,000,770
Series 2016 B, 3.5% 7/1/46	1,785,000	1,768,239
Series 2019 B, 4.25% 7/1/49	2,305,000	2,302,215
Series 2020 B, 2.4% 1/1/35	1,215,000	1,012,991
Series 2020 E, 1.95% 1/1/30	1,425,000	1,237,981
Series 2020 G, 3% 1/1/51	1,065,000	1,034,552
Series 2021 D, 3% 1/1/52	1,565,000	1,513,500
Series 2021 G, 2.4% 7/1/33 (b)	830,000	667,296
Series 2021 H, 3% 7/1/52	1,090,000	1,053,194
Series 2021, 3% 7/1/51	3,025,000	2,929,727
Series 2022 M, 6% 1/1/53	2,440,000	2,586,342
Series 2023 B, 5.75% 7/1/53	3,000,000	3,162,182
Series 2023 E, 6.25% 7/1/54	2,000,000	2,170,546
Series 2023, 6% 7/1/53	1,000,000	1,072,876
Series 2024 A, 6.25% 1/1/54	6,000,000	6,532,060
Series B:
3.5% 7/1/50	6,300,000	6,194,112
4% 8/1/36	2,000,000	2,038,904
Series E, 3.5% 7/1/50	3,180,000	3,124,290
Series I, 3% 1/1/51	3,755,000	3,643,965
Minnesota Muni. Gas Agcy. Rev. Bonds Series 2022 A, 4%, tender 12/1/27 (c)	7,000,000	7,050,917
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2014:
5% 10/1/27	750,000	752,633
5% 10/1/30	1,000,000	1,003,436
Series 2016:
3% 10/1/34	250,000	228,194
4% 10/1/41	1,000,000	988,701
5% 10/1/33	400,000	412,876
5% 10/1/35	400,000	411,390
5% 10/1/36	1,000,000	1,025,644
Minnesota Office of Higher Ed. Series2023, 5% 11/1/33 (b)	3,600,000	3,820,964
Moorhead Series 2021 A, 2.125% 2/1/40	365,000	259,305
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	1,320,000	1,320,000
Moorhead ISD No. 152:
(MN School District Cr. Enhancement Prog.) Series 2020 A, 2.5% 2/1/37	1,500,000	1,248,162
Series 2020 A, 4% 2/1/31	2,015,000	2,068,125
Mounds View Independent School District #621 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.45% 2/1/37	2,000,000	1,959,797
3.55% 2/1/38	2,000,000	1,942,799
Nashwauk Keewatin Independent School District # 319 Gen. Oblig. Series 2022 A:
4% 2/1/35	200,000	207,972
4% 2/1/36	1,000,000	1,039,869
North St. Paul Maplewood-Oakdale Indpendent School District:
(Minnesota School District Cr. Enhancement Prog.) Series 2019 B, 3% 2/1/42	3,090,000	2,623,733
(MN School District Cr. Enhancement Prog.) Series 2019 B, 4% 2/1/32	3,120,000	3,195,151
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2013 A, 5% 1/1/31	1,740,000	1,740,000
Series 2016:
5% 1/1/28	500,000	511,515
5% 1/1/29	920,000	941,729
5% 1/1/30	520,000	532,205
5% 1/1/31	350,000	358,163
Series 2017:
5% 1/1/31	400,000	414,561
5% 1/1/33	475,000	490,651
5% 1/1/35	520,000	536,769
Series 2023:
5% 1/1/30 (Assured Guaranty Muni. Corp. Insured)	1,050,000	1,138,026
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	500,000	549,310
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	345,000	374,693
5% 1/1/33 (Assured Guaranty Muni. Corp. Insured)	360,000	390,181
Series 2024:
5% 1/1/30	1,650,000	1,781,438
5% 1/1/31	2,175,000	2,377,526
Northfield Minn Series 2021 A, 2% 2/1/29	250,000	233,207
Osseo Independent School District #279 Series 2020 A:
1.75% 2/1/33	3,650,000	2,938,388
1.75% 2/1/34	2,405,000	1,897,523
1.75% 2/1/35	1,790,000	1,387,069
1.875% 2/1/37	3,205,000	2,420,282
Red Rock Central Independent School District Series 2022 A, 2.375% 2/1/45	1,310,000	903,401
Richfield Independent School District #280 Series 2018 A, 3.5% 2/1/43	260,000	240,074
Robbinsdale Independent School District 281 (MN School District Cr. Enhancement Prog.) Series 2016, 3% 2/1/31	300,000	298,253
Rochester Elec. Util. Rev. Series 2017 A, 5% 12/1/42	1,100,000	1,117,313
Rochester Gen. Oblig. Series 2020 C:
1.5% 2/1/32	990,000	800,196
1.625% 2/1/33	1,205,000	964,216
1.625% 2/1/34	1,255,000	985,265
1.75% 2/1/35	1,215,000	949,701
Rochester Health Care Facilities Rev.:
Series 2016 B, 5% 11/15/33	1,220,000	1,408,764
Series 2018, 4% 11/15/48	3,400,000	3,313,900
Series 2022, 4% 11/15/39	2,670,000	2,755,086
Rochester Independent School District #535 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 3% 2/1/35	1,515,000	1,399,801
Roseville Independent School District Series 2021 A:
5% 4/1/27	850,000	868,831
5% 4/1/28	1,100,000	1,134,579
Roseville Independent School District #623 (MN School District Cr. Enhancement Prog.) Series 2018 A, 5% 2/1/29	5,180,000	5,384,445
Saint Cloud Health Care Rev.:
Series 2016 A:
5% 5/1/29	1,125,000	1,155,182
5% 5/1/30	1,000,000	1,025,282
5% 5/1/31	1,000,000	1,023,815
Series 2019, 5% 5/1/48	6,000,000	6,193,251
Saint Paul Port Auth. District Series 2021 1:
3% 10/1/26	100,000	97,024
3% 10/1/34	295,000	265,781
4% 10/1/41	500,000	469,378
Saint Paul Sales Tax Rev. Series 2014 G:
5% 11/1/26	1,000,000	1,005,184
5% 11/1/28	1,000,000	1,004,917
Sauk Rapids Minn Independent School District # 47 Series 2020 A, 2.5% 2/1/39	2,925,000	2,317,499
Shakopee Health Care Facilities Rev. Series 2014:
5% 9/1/24	1,000,000	1,001,283
5% 9/1/25	1,345,000	1,347,090
5% 9/1/26	1,575,000	1,576,255
5% 9/1/28	1,000,000	1,000,332
5% 9/1/34	1,065,000	1,065,487
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (c)(d)	2,900,000	2,839,997
South Washington County Independent School District #833 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 3% 2/1/33	295,000	277,758
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A, 0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,320,000	3,121,769
Series 2015 A:
5% 1/1/34	1,695,000	1,733,036
5% 1/1/36	1,000,000	1,020,823
Series 2019 A, 5% 1/1/34	1,230,000	1,350,630
St Paul Independent School District (Minnesota School District Cr. Enhancement Prog.) Series 2022 E, 4% 2/1/40	1,575,000	1,607,738
St Paul Minn Independent School District # Series 2024 A, 5% 2/1/29	500,000	540,091
St Paul Minn Wtr. Rev.:
Series 2021 F, 2% 12/1/41	1,220,000	832,991
Series 2023 A, 4% 12/1/47	1,000,000	994,603
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
Series 2015 A:
5% 7/1/29	5,000,000	5,039,796
5% 7/1/30	5,015,000	5,054,249
Series 2017 A:
3.125% 11/15/32	35,000	32,060
5% 11/15/28	460,000	473,074
5% 11/15/30	650,000	669,899
5% 11/15/31	845,000	871,020
5% 11/15/33	3,410,000	3,514,656
5% 11/15/34	665,000	685,359
Univ. of Minnesota Gen. Oblig. Series 2020 A:
5% 11/1/33	1,015,000	1,124,824
5% 11/1/45	3,050,000	3,288,689
Wadena Minn Rev. (Wadena Cancer Ctr. Proj.) Series 2024 A:
5% 12/1/28	275,000	292,147
5% 12/1/29	285,000	306,833
5% 12/1/30	380,000	413,683
5% 12/1/31	395,000	434,679
5% 12/1/32	365,000	405,025
5% 12/1/33	385,000	430,791
5% 12/1/45	1,900,000	2,008,445
Warren / Alvarado / Oslo Minni Series 2023 A:
3.75% 2/1/42	1,030,000	999,395
3.75% 2/1/43	845,000	810,551
Watertown Independent School District #111 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 0% 2/1/29	1,000,000	825,646
Wayzata Sr Hsg. Rev. Series 2019:
5% 8/1/49	500,000	501,841
5% 8/1/54	1,000,000	1,002,112
West Saint Paul Independent School District #197 (Minnesota School District Cr. Enhancement Prog.) Series 2018 A:
3.6% 2/1/37	2,000,000	1,989,847
3.65% 2/1/38	2,000,000	1,951,398
4% 2/1/41	2,400,000	2,378,990
White Bear Lake Independent School District #624 Gen. Oblig.:
Series 2020 A, 3% 2/1/31	1,860,000	1,815,486
Series 2022 A, 4% 2/1/32	4,795,000	5,018,806
Wright County Series 2018 A:
3.1% 12/1/32	1,790,000	1,697,289
3.15% 12/1/33	1,865,000	1,766,754
3.25% 12/1/34	2,345,000	2,230,172
3.35% 12/1/36	2,440,000	2,310,273
Wright County Ctfs. of Prtn. Series 2019 A, 5% 12/1/31	1,000,000	1,097,096
TOTAL MINNESOTA		503,937,652
Puerto Rico - 1.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,705,673	1,138,127
5.625% 7/1/27	190,000	198,232
5.625% 7/1/29	595,000	638,147
5.75% 7/1/31	1,420,000	1,576,823
Puerto Rico Hsg. Fin. Auth. Series 2020, 5% 12/1/27	1,225,000	1,274,841
Puerto Rico Indl., Tourist, Edl., Med. And Envir. Cont. Facilities Fing. Auth. Series 2021:
4% 7/1/36	105,000	99,909
4% 7/1/41	85,000	78,279
5% 7/1/27	940,000	961,251
5% 7/1/30	565,000	592,967
5% 7/1/32	380,000	401,726
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	2,080,000	2,052,113
TOTAL PUERTO RICO		9,012,415
TOTAL MUNICIPAL BONDS (Cost $527,296,263)		513,981,361

Municipal Notes - 3.6%
	Principal Amount (a)	Value ($)
Minnesota - 3.6%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 4.5% 7/1/24, LOC Wells Fargo Bank NA, VRDN (c)	9,990,000	9,990,000
Minnesota Hsg. Fin. Agcy. Series 2016 F, 3.9% 7/5/24 (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (b)(c)	6,400,000	6,400,000
Mizuho Floater / Residual Trust V Participating VRDN Series Floater MIZ 91 45, 4.87% 7/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (c)(e)(f)	2,855,000	2,855,000

TOTAL MUNICIPAL NOTES (Cost $19,245,000)		19,245,000

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $546,541,263)	533,226,361
NET OTHER ASSETS (LIABILITIES) - 1.1%	5,951,035
NET ASSETS - 100.0%	539,177,396

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,839,997 or 0.5% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	533,226,361	-	533,226,361	-

Total Investments in Securities:	533,226,361	-	533,226,361	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $546,541,263):		$533,226,361
Cash		140,052
Receivable for fund shares sold		128,106
Interest receivable		6,664,275
Other receivables		4,022
Total assets		540,162,816
Liabilities
Payable for fund shares redeemed	$266,885
Distributions payable	481,279
Accrued management fee	202,795
Other payables and accrued expenses	34,461
Total liabilities		985,420
Net Assets		$539,177,396
Net Assets consist of:
Paid in capital		$564,680,118
Total accumulated earnings (loss)		(25,502,722)
Net Assets		$539,177,396
Net Asset Value, offering price and redemption price per share ($539,177,396 ÷ 49,015,705 shares)		$11.00
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$8,894,558
Expenses
Management fee	$1,138,537
Transfer agent fees	103,679
Accounting fees and expenses	22,696
Custodian fees and expenses	6,630
Independent trustees' fees and expenses	741
Registration fees	33,710
Audit	26,706
Legal	8,525
Miscellaneous	1,759
Total expenses before reductions	1,342,983
Expense reductions	(15,789)
Total expenses after reductions		1,327,194
Net Investment income (loss)		7,567,364
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,918,034)
Total net realized gain (loss)		(2,918,034)
Change in net unrealized appreciation (depreciation) on investment securities		(5,504,234)
Net gain (loss)		(8,422,268)
Net increase (decrease) in net assets resulting from operations		$(854,904)
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,567,364	$13,591,321
Net realized gain (loss)	(2,918,034)	(6,678,499)
Change in net unrealized appreciation (depreciation)	(5,504,234)	19,893,997
Net increase (decrease) in net assets resulting from operations	(854,904)	26,806,819
Distributions to shareholders	(7,076,389)	(13,432,199)

Share transactions
Proceeds from sales of shares	35,985,631	153,854,585
Reinvestment of distributions	4,167,272	8,080,739
Cost of shares redeemed	(53,315,648)	(187,906,039)

Net increase (decrease) in net assets resulting from share transactions	(13,162,745)	(25,970,715)
Total increase (decrease) in net assets	(21,094,038)	(12,596,095)

Net Assets
Beginning of period	560,271,434	572,867,529
End of period	$539,177,396	$560,271,434

Other Information
Shares
Sold	3,259,055	14,214,139
Issued in reinvestment of distributions	378,459	743,064
Redeemed	(4,830,088)	(17,409,872)
Net increase (decrease)	(1,192,574)	(2,452,669)

Financial Highlights
Fidelity® Minnesota Municipal Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.16	$10.88	$12.01	$12.18	$11.91	$11.41
Income from Investment Operations
Net investment income (loss) A,B	.152	.259	.230	.227	.251	.280
Net realized and unrealized gain (loss)	(.170)	.277	(1.126)	(.143)	.296	.525
Total from investment operations	(.018)	.536	(.896)	.084	.547	.805
Distributions from net investment income	(.142)	(.256)	(.229)	(.222)	(.251)	(.280)
Distributions from net realized gain	-	-	(.005)	(.032)	(.026)	(.025)
Total distributions	(.142)	(.256)	(.234)	(.254)	(.277)	(.305)
Net asset value, end of period	$11.00	$11.16	$10.88	$12.01	$12.18	$11.91
Total Return C,D	(.15) %	5.02%	(7.47)%	.70%	4.65%	7.12%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.51%	.51%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49 % G	.50%	.50%	.49%	.49%	.49%
Expenses net of all reductions	.49% G	.50%	.50%	.48%	.49%	.49%
Net investment income (loss)	2.77% G	2.38%	2.07%	1.88%	2.09%	2.38%
Supplemental Data
Net assets, end of period (000 omitted)	$539,177	$560,271	$572,868	$699,070	$673,488	$593,754
Portfolio turnover rate H	32 % G	19%	17%	7%	9%	9%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,809,630
Gross unrealized depreciation	(16,466,399)
Net unrealized appreciation (depreciation)	$(12,656,769)
Tax cost	$545,883,130

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(915,024)
Long-term	(9,379,415)
Total capital loss carryforward	$(10,294,439)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Minnesota Municipal Income Fund	82,340,171	89,938,585

4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Minnesota Municipal Income Fund	.45

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10 during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .1119% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Minnesota Municipal Income Fund	.0245

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Minnesota Municipal Income Fund	518
6. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,643.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $13,146.
7. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
8. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Minnesota Municipal Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.705580.126
MNF-SANN-0824
Fidelity® Pennsylvania Municipal Income Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Pennsylvania Municipal Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 97.4%
	Principal Amount (a)	Value ($)
Pennsylvania - 95.0%
Allegheny County Arpt. Auth. Rev. Series 2021 A, 5% 1/1/51 (b)	12,000,000	12,359,938
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev.:
Series 2017, 5% 10/15/47	1,660,000	1,472,005
Series 2018:
5% 3/1/33	1,570,000	1,653,103
5% 3/1/34	2,250,000	2,371,830
Series 2022 A:
5% 3/1/27	1,740,000	1,803,151
5% 3/1/31	1,105,000	1,208,566
5% 3/1/34	645,000	713,096
Allegheny County Indl. Dev. Auth. Rev. Series 2021, 4.25% 12/1/50	3,000,000	1,440,000
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2015 A:
5% 7/1/26	500,000	497,912
5% 7/1/27	490,000	488,247
5% 7/1/28	540,000	538,241
5% 7/1/29	710,000	709,122
5% 7/1/30	685,000	684,899
5% 7/1/35	1,885,000	1,884,020
5% 7/1/39	6,675,000	6,449,685
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/30	1,500,000	1,592,321
5% 7/15/31	1,250,000	1,326,406
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.):
Series 2016 A:
4% 11/15/32	350,000	350,832
4% 11/15/34	250,000	250,290
4% 11/15/35	200,000	200,121
5% 11/15/28	840,000	853,072
5% 11/15/29	1,625,000	1,648,875
5% 11/15/30	685,000	694,254
Series 2016 B:
4% 11/15/40	600,000	587,839
4% 11/15/47	3,605,000	3,465,983
Series 2018 A:
5% 11/15/26	1,140,000	1,175,522
5% 11/15/27	225,000	233,495
5% 11/15/28	200,000	207,440
5% 11/15/29	200,000	207,024
Chartiers Valley School District Series 2021 A, 3% 10/15/49	4,000,000	3,044,769
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 5% 10/1/35	2,125,000	2,213,952
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/32	3,500,000	3,847,741
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	9,555,000	9,613,420
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2016:
5% 5/1/30	1,000,000	1,021,489
5% 5/1/31	500,000	510,566
5% 5/1/32	750,000	765,849
5% 5/1/33	2,210,000	2,256,703
5% 5/1/34	1,000,000	1,020,776
Dallas Area Muni. Auth. Univ. Rev. (Misericordia Univ. Proj.) Series 2019, 5% 5/1/48	4,000,000	3,575,604
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/34	1,275,000	1,298,901
5% 6/1/35	1,000,000	1,018,732
5% 6/1/36	625,000	636,445
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	2,000,000	1,999,507
Series 2017, 5% 7/1/25	1,000,000	999,257
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A:
5% 7/1/46	2,845,000	2,767,313
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	655,000	675,464
Series 2019 A, 4% 7/1/45	1,215,000	1,028,639
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	200,000	201,864
Series 2020:
4% 7/15/45	1,520,000	1,410,051
5% 7/15/31	1,030,000	1,060,550
5% 7/15/34	1,000,000	1,029,212
5% 7/15/36	1,400,000	1,437,521
5% 7/15/39	1,160,000	1,181,004
East Lycoming School District Series 2021, 3% 9/15/35	700,000	631,398
Geisinger Auth. Health Sys. Rev. Series 2014 A, 4% 6/1/41	2,000,000	1,963,854
Haverford Township School District Series 2021 A, 2% 3/15/32	1,035,000	880,778
Lackawanna County Indl. Dev. Auth. Rev. (Univ. of Scranton Proj.) Series 2017:
5% 11/1/24	590,000	591,827
5% 11/1/25	665,000	675,495
5% 11/1/27	1,105,000	1,148,309
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016:
5% 8/15/34	1,000,000	1,031,099
5% 8/15/36	1,000,000	1,028,653
Lancaster Muni. Auth. Rev. Series 2023 B, 5% 6/1/29	4,000,000	4,313,126
Lehigh County Gen. Purp. Auth. Rev.:
(Muhlenberg College Proj.) Series 2017, 5% 2/1/39	4,010,000	4,086,888
Series 2021 A, 4% 11/1/51	4,000,000	3,394,746
Lehigh County Gen. Purp. Hosp. Rev.:
Series 2012 B, 3.25% 7/1/32	340,000	323,440
Series 2016 A, 4% 7/1/35	705,000	697,860
Series 2019 A:
4% 7/1/49	5,000,000	4,692,586
5% 7/1/36	2,905,000	3,059,927
5% 7/1/44	5,000,000	5,144,604
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/33	3,675,000	3,724,002
Monroeville Fin. Auth. UPMC Rev. Series 2023 C:
5% 5/15/36	280,000	309,406
5% 5/15/37	330,000	361,905
5% 5/15/38	390,000	421,944
5% 5/15/39	250,000	268,821
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/24	335,000	334,492
5% 10/1/25	750,000	747,533
5% 10/1/26	1,000,000	993,686
5% 10/1/27	1,000,000	990,467
Series 2016 A, 5% 10/1/40	4,000,000	3,725,268
Series 2018 A, 5% 9/1/26	1,500,000	1,535,001
Series 2019:
4% 9/1/34	2,500,000	2,498,921
4% 9/1/35	1,400,000	1,396,467
4% 9/1/36	1,200,000	1,195,259
4% 9/1/37	1,000,000	994,990
Montgomery County Indl. Dev. Auth. Series 2017, 5% 12/1/36	2,670,000	2,778,350
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St Luke's Univ. Health Network Proj.) Series 2016 A, 3% 8/15/32	245,000	229,226
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	4,500,000	4,044,763
Parkland School District Series 2021 C, 3% 2/1/35	665,000	635,340
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/29	300,000	318,089
5% 7/1/30	375,000	396,913
5% 7/1/31	425,000	449,835
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2023 A2:
5% 5/15/36	400,000	444,710
5% 5/15/37	500,000	552,486
5% 5/15/38	500,000	546,214
5% 5/15/39	620,000	674,603
Series 2023 B:
5% 5/15/36	450,000	500,299
5% 5/15/37	425,000	469,613
5% 5/15/38	575,000	628,146
5% 5/15/39	800,000	870,456
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (Presbyterian Sr. Living project) Series 2023 B1, 4.5% 7/1/35	2,910,000	3,014,472
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2021 A2, 4.6%, tender 10/1/26 (b)(c)	10,845,000	11,000,526
Pennsylvania Gen. Oblig.:
Series 2016, 3% 9/15/35	315,000	291,332
Series 2020, 2% 5/1/39	500,000	357,584
Series 2021:
2% 5/15/37	1,060,000	810,933
2% 5/15/38	4,825,000	3,579,590
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2023 A:
5% 6/1/29 (b)	2,965,000	3,071,216
5% 6/1/30 (b)	2,895,000	3,011,101
5% 6/1/31 (b)	4,450,000	4,731,730
5% 6/1/32 (b)	5,200,000	5,547,778
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.) Series 2016, 5% 5/1/35	2,000,000	2,025,604
Series 2016, 5% 5/1/33	2,200,000	2,229,205
Series 2019 A:
4% 3/1/37	1,150,000	1,156,841
5% 3/1/36	1,000,000	1,063,104
5% 3/1/38	1,055,000	1,106,538
5% 3/1/39	1,000,000	1,042,176
Pennsylvania Hsg. Fin. Agcy.:
Series 2019 130A, 4% 10/1/49	680,000	676,734
Series 2019 131, 3.5% 4/1/49	2,110,000	2,084,757
Series 2020 13 2A, 3.5% 4/1/51	970,000	957,875
Series 2020 133:
5% 10/1/24	850,000	852,625
5% 10/1/27	650,000	679,770
5% 10/1/28	950,000	1,005,774
5% 4/1/29	100,000	106,560
5% 10/1/29	450,000	482,847
Series 2021 134B:
5% 10/1/24 (b)	1,000,000	1,001,331
5% 10/1/25 (b)	370,000	372,732
5% 4/1/26 (b)	995,000	1,008,341
5% 10/1/26 (b)	1,500,000	1,523,729
Series 2021 135B:
5% 4/1/29 (b)	2,400,000	2,484,028
5% 10/1/29 (b)	2,410,000	2,506,034
Series 2021 137:
2.45% 10/1/41	1,305,000	980,418
5% 10/1/24	265,000	265,952
5% 4/1/25	200,000	201,824
5% 10/1/25	220,000	223,636
5% 4/1/26	240,000	245,622
5% 10/1/26	280,000	288,616
5% 4/1/27	225,000	233,602
5% 10/1/27	225,000	235,305
5% 4/1/28	250,000	262,829
5% 10/1/28	260,000	275,265
5% 4/1/29	310,000	330,335
5% 10/1/29	365,000	391,643
Series 2022 138A, 2.7% 4/1/33	1,500,000	1,340,334
Series 2023 142A:
4.5% 10/1/38	5,925,000	6,038,086
5% 10/1/43	2,000,000	2,076,576
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2015 B, 3.8% 10/1/35	1,080,000	1,067,045
Series 2016 121, 2.8% 10/1/31	350,000	317,972
Series 2017 125B, 3.65% 10/1/42	620,000	572,251
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2014 B2, 5% 12/1/25	335,000	337,176
Pennsylvania Tpk. Commission Tpk. Rev.:
(Sub Lien Proj.) Series 2017 B-1, 5% 6/1/34	5,000,000	5,207,738
Series 2013 A2:
5% 12/1/28	500,000	520,042
5% 12/1/38	2,500,000	2,645,909
Series 2014 A2, 5.125% 12/1/40	5,500,000	5,830,421
Series 2019 A, 5% 12/1/37	5,815,000	6,195,653
Series 2020 B, 5% 12/1/50	5,000,000	5,298,907
Series 2021 A:
4% 12/1/44	4,000,000	3,920,959
4% 12/1/45	4,000,000	3,905,970
4% 12/1/50	2,000,000	1,872,203
Series 2021 B:
4% 12/1/40	1,000,000	984,026
4% 12/1/41	1,000,000	983,063
4% 12/1/42	1,500,000	1,476,123
5% 12/1/46	2,000,000	2,143,198
Series 2024, 5% 12/1/43	4,615,000	5,077,635
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/42	350,000	359,969
Series 2017 B:
5% 7/1/31 (b)	1,000,000	1,029,646
5% 7/1/33 (b)	2,250,000	2,316,412
5% 7/1/37 (b)	5,065,000	5,179,013
5% 7/1/47 (b)	3,035,000	3,062,607
Philadelphia Auth. for Indl. Dev.:
Series 2017, 5% 11/1/47	5,000,000	5,030,931
Series 2020 A, 4% 11/1/45	3,825,000	3,642,026
Series 2020 C:
4% 11/1/35	1,750,000	1,756,611
4% 11/1/36	1,500,000	1,500,401
4% 11/1/37	1,255,000	1,245,408
4% 11/1/38	1,000,000	982,739
Philadelphia Gas Works Rev.:
Series 16 A, 5% 8/1/50 (Assured Guaranty Muni. Corp. Insured)	8,835,000	9,308,317
Series 2015 13, 5% 8/1/31	1,100,000	1,112,603
Series 2016 14:
5% 10/1/33	1,500,000	1,537,634
5% 10/1/34	500,000	511,894
Philadelphia Gen. Oblig.:
Series 2017 A, 5% 8/1/30	1,500,000	1,563,494
Series 2019 B:
5% 2/1/38	3,000,000	3,174,612
5% 2/1/39	7,600,000	8,015,899
Philadelphia School District:
Series 2018 A:
5% 9/1/29	1,250,000	1,312,287
5% 9/1/30	1,000,000	1,048,990
5% 9/1/33	1,000,000	1,046,552
Series 2019 A:
4% 9/1/37	2,100,000	2,118,154
4% 9/1/38	2,300,000	2,311,384
4% 9/1/39	2,000,000	2,005,997
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2020, 5% 10/1/40	3,195,000	3,428,052
Series 2023 B, 5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	5,000,000	5,599,205
Pittsburgh & Allegheny County Parking Sys. Series 2017:
5% 12/15/32	500,000	519,755
5% 12/15/33	500,000	520,076
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	3,600,000	3,781,566
Series 2019 B:
4% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	2,000,000	2,026,297
4% 9/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	405,135
Reading School District Series 2017, 5% 3/1/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,036,133
Southcentral Pennsylvania Gen. Auth. Rev. Series 2015:
4% 12/1/30	1,040,000	1,044,644
5% 12/1/27	1,480,000	1,504,829
5% 12/1/29	1,000,000	1,017,477
State Pub. School Bldg. Auth. Delaware County Cmnty. College Proj. Series 2023:
5% 10/1/37 (Build America Mutual Assurance Insured)	530,000	575,000
5% 10/1/38 (Build America Mutual Assurance Insured)	600,000	647,570
5.25% 10/1/44 (Build America Mutual Assurance Insured)	1,100,000	1,176,842
Susquehanna Area Reg'l. Arp Auth. Series 2017:
5% 1/1/35 (b)	1,000,000	1,014,422
5% 1/1/38 (b)	1,125,000	1,138,137
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	6,000,000	6,130,432
West Mifflin Area School District Series 2016, 5% 4/1/28 (Assured Guaranty Muni. Corp. Insured)	1,390,000	1,432,818
Westmoreland County Indl. Dev. Auth. (Excela Health Proj.) Series 2020 A:
4% 7/1/26	1,000,000	993,694
4% 7/1/37	1,400,000	1,279,454
5% 7/1/27	200,000	203,675
5% 7/1/28	1,130,000	1,154,577
5% 7/1/29	500,000	512,471
5% 7/1/30	1,000,000	1,025,399
TOTAL PENNSYLVANIA		379,254,854
Pennsylvania, New Jersey - 0.9%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A:
5% 1/1/37	1,000,000	1,072,072
5% 1/1/38	1,300,000	1,393,182
5% 1/1/39	1,000,000	1,069,808
TOTAL PENNSYLVANIA, NEW JERSEY		3,535,062
Puerto Rico - 1.5%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (d)	1,155,000	1,204,867
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,225,367	817,638
5.625% 7/1/27	145,000	151,282
5.625% 7/1/29	440,000	471,907
5.75% 7/1/31	1,045,000	1,160,408
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,155,000	876,735
Series 2019 A2, 4.329% 7/1/40	1,455,000	1,435,493
TOTAL PUERTO RICO		6,118,330
TOTAL MUNICIPAL BONDS (Cost $401,881,346)		388,908,246

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.33% (e)(f) (Cost $4,563,009)	4,562,096	4,563,009

TOTAL INVESTMENT IN SECURITIES - 98.5% (Cost $406,444,355)	393,471,255
NET OTHER ASSETS (LIABILITIES) - 1.5%	5,936,532
NET ASSETS - 100.0%	399,407,787

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,204,867 or 0.3% of net assets.

(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	3,849,000	23,313,751	22,599,509	92,901	(233)	-	4,563,009	0.2%
Total	3,849,000	23,313,751	22,599,509	92,901	(233)	-	4,563,009

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	388,908,246	-	388,908,246	-

Money Market Funds	4,563,009	4,563,009	-	-
Total Investments in Securities:	393,471,255	4,563,009	388,908,246	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $401,881,346)	$388,908,246
Fidelity Central Funds (cost $4,563,009)	4,563,009

Total Investment in Securities (cost $406,444,355)		$393,471,255
Cash		100,000
Receivable for fund shares sold		1,775,690
Interest receivable		5,017,476
Distributions receivable from Fidelity Central Funds		19,356
Other receivables		145
Total assets		400,383,922
Liabilities
Payable for fund shares redeemed	$387,966
Distributions payable	408,332
Accrued management fee	146,324
Other payables and accrued expenses	33,513
Total liabilities		976,135
Net Assets		$399,407,787
Net Assets consist of:
Paid in capital		$417,898,917
Total accumulated earnings (loss)		(18,491,130)
Net Assets		$399,407,787
Net Asset Value, offering price and redemption price per share ($399,407,787 ÷ 38,244,150 shares)		$10.44
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$6,607,579
Income from Fidelity Central Funds		92,901
Total income		6,700,480
Expenses
Management fee	$815,558
Transfer agent fees	65,670
Accounting fees and expenses	17,268
Custodian fees and expenses	6,011
Independent trustees' fees and expenses	537
Registration fees	24,868
Audit	26,702
Legal	10,012
Miscellaneous	715
Total expenses before reductions	967,341
Expense reductions	(9,493)
Total expenses after reductions		957,848
Net Investment income (loss)		5,742,632
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(44,266)
Fidelity Central Funds	(233)
Total net realized gain (loss)		(44,499)
Change in net unrealized appreciation (depreciation) on investment securities		(5,170,990)
Net gain (loss)		(5,215,489)
Net increase (decrease) in net assets resulting from operations		$527,143
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,742,632	$11,154,986
Net realized gain (loss)	(44,499)	(3,848,915)
Change in net unrealized appreciation (depreciation)	(5,170,990)	17,144,301
Net increase (decrease) in net assets resulting from operations	527,143	24,450,372
Distributions to shareholders	(5,626,243)	(10,991,793)

Share transactions
Proceeds from sales of shares	34,629,483	95,418,253
Reinvestment of distributions	3,180,015	6,257,235
Cost of shares redeemed	(38,006,872)	(117,452,279)

Net increase (decrease) in net assets resulting from share transactions	(197,374)	(15,776,791)
Total increase (decrease) in net assets	(5,296,474)	(2,318,212)

Net Assets
Beginning of period	404,704,261	407,022,473
End of period	$399,407,787	$404,704,261

Other Information
Shares
Sold	3,308,294	9,413,921
Issued in reinvestment of distributions	304,406	610,459
Redeemed	(3,628,611)	(11,587,825)
Net increase (decrease)	(15,911)	(1,563,445)

Financial Highlights
Fidelity® Pennsylvania Municipal Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$10.58	$10.22	$11.59	$11.59	$11.39	$10.92
Income from Investment Operations
Net investment income (loss) A,B	.150	.284	.255	.251	.275	.310
Net realized and unrealized gain (loss)	(.143)	.355	(1.372)	.013	.209	.523
Total from investment operations	.007	.639	(1.117)	.264	.484	.833
Distributions from net investment income	(.147)	(.279)	(.253)	(.251)	(.272)	(.307)
Distributions from net realized gain	-	-	-	(.013)	(.012)	(.056)
Total distributions	(.147)	(.279)	(.253)	(.264)	(.284)	(.363)
Net asset value, end of period	$10.44	$10.58	$10.22	$11.59	$11.59	$11.39
Total Return C,D	.08%	6.38%	(9.66)%	2.30%	4.32%	7.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49% G	.50%	.49%	.48%	.49%	.48%
Expenses net of fee waivers, if any	.48 % G	.49%	.49%	.48%	.49%	.48%
Expenses net of all reductions	.48% G	.49%	.49%	.48%	.48%	.48%
Net investment income (loss)	2.89% G	2.76%	2.41%	2.16%	2.42%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$399,408	$404,704	$407,022	$554,947	$535,587	$516,717
Portfolio turnover rate H	4 % G	21%	7%	5%	17%	20%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Pennsylvania Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Pennsylvania.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,661,900
Gross unrealized depreciation	(17,305,686)
Net unrealized appreciation (depreciation)	$(12,643,786)
Tax cost	$406,115,041

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,946,636)
Long-term	(4,033,003)
Total capital loss carryforward	$(5,979,639)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Pennsylvania Municipal Income Fund	8,580,091	8,625,198
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44%

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Pennsylvania Municipal Income Fund	.44%

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of average net assets of .0981%.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Pennsylvania Municipal Income Fund	.0258%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Pennsylvania Municipal Income Fund	373
7. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $9,493.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Pennsylvania Municipal Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.705577.126
PFR-SANN-0824
Fidelity® Ohio Municipal Income Fund

Semi-Annual Report
June 30, 2024
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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Ohio Municipal Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 93.5%
	Principal Amount (a)	Value ($)
Ohio - 91.9%
Akron Bath Copley Hosp. District Rev.:
(Summa Health Sys.) Series 2016, 5% 11/15/25	1,000,000	1,013,054
Series 2016:
5% 11/15/26	535,000	546,771
5.25% 11/15/32	1,000,000	1,031,735
5.25% 11/15/34	1,500,000	1,543,370
5.25% 11/15/41	10,545,000	10,734,713
5.25% 11/15/46	2,650,000	2,683,015
Series 2020, 3% 11/15/40	5,400,000	4,380,669
Akron Income Tax Rev. Series 2022:
4% 12/1/28	1,380,000	1,409,719
4% 12/1/29	1,500,000	1,542,504
4% 12/1/30	1,210,000	1,239,015
4% 12/1/31	1,105,000	1,131,230
4% 12/1/32	1,285,000	1,314,715
4% 12/1/33	1,300,000	1,330,057
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
4% 8/1/36	5,000,000	5,035,627
5% 8/1/42	4,175,000	4,289,243
Series 2020 A:
4% 12/1/40	11,880,000	11,623,386
5% 12/1/35	750,000	813,909
American Muni. Pwr., Inc. Rev. Series 2023 A:
5% 2/15/28	10,000,000	10,589,520
5% 2/15/39	4,250,000	4,696,252
Bath Loc School District Series 2020, 2.125% 12/1/40 (Build America Mutual Assurance Insured)	670,000	483,313
Bowling Green City School District Series 2024 A, 4% 10/1/44	1,980,000	1,980,834
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
3% 6/1/48	1,500,000	1,137,807
4% 6/1/37	5,975,000	6,011,838
4% 6/1/38	1,000,000	1,001,310
4% 6/1/39	1,000,000	995,538
4% 6/1/48	5,750,000	5,299,630
5% 6/1/27	1,000,000	1,037,814
5% 6/1/35	2,000,000	2,140,256
5% 6/1/36	2,000,000	2,134,775
Butler County Hosp. Facilities Rev. Series 2017, 4% 11/15/35	2,000,000	1,872,386
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	8,535,000	8,629,896
Cleveland Arpt. Sys. Rev.:
Series 2018 A:
5% 1/1/43 (Assured Guaranty Muni. Corp. Insured) (b)	1,750,000	1,792,370
5% 1/1/48 (Assured Guaranty Muni. Corp. Insured) (b)	3,000,000	3,052,304
Series 2019 B:
5% 1/1/25 (b)	1,125,000	1,130,406
5% 1/1/26 (b)	710,000	722,218
5% 1/1/27 (b)	700,000	719,427
Cleveland Gen. Oblig.:
Series 2012, 5% 12/1/25	25,000	25,032
Series 2021 A:
3% 12/1/31	270,000	256,867
3% 12/1/35	370,000	339,921
3% 12/1/36	430,000	389,683
Cleveland Income Tax Rev. Series 2018 A:
5% 10/1/33	600,000	633,494
5% 10/1/36	700,000	737,415
5% 10/1/39	2,040,000	2,136,148
5% 10/1/43	5,000,000	5,180,691
Cleveland Ohio Wtr. Poll. Ctl. Rev. Series 2016, 5% 11/15/36	450,000	455,702
Cleveland Pub. Library Facilities Series 2019 A:
4% 12/1/33	425,000	435,670
4% 12/1/34	370,000	379,234
4% 12/1/35	620,000	632,263
4% 12/1/36	1,400,000	1,415,052
4% 12/1/37	1,115,000	1,122,819
4% 12/1/38	650,000	651,970
Cleveland Pub. Pwr. Sys. Rev.:
Series 2018:
5% 11/15/32 (Assured Guaranty Muni. Corp. Insured)	365,000	388,277
5% 11/15/34 (Assured Guaranty Muni. Corp. Insured)	785,000	833,919
5% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,058,930
5% 11/15/38 (Assured Guaranty Muni. Corp. Insured)	830,000	873,214
Series 2020 A:
4% 11/15/35 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,012,955
4% 11/15/36 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,009,864
4% 11/15/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,006,694
Cleveland-Cuyahoga County Port Auth. (The Cleveland Museum of Natural History Proj.) Series 2021:
4% 7/1/46	850,000	816,465
4% 7/1/51	1,000,000	937,787
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,365,586
Cleveland-Cuyahoga County Port Auth. Rev. (Euclid Avenue Dev. Corp. Proj.) Series 2022 A:
5% 8/1/34	1,865,000	2,027,749
5% 8/1/35	1,910,000	2,074,719
5% 8/1/36	2,065,000	2,236,688
5% 8/1/37	2,170,000	2,342,860
5.5% 8/1/47	3,000,000	3,219,798
Columbus Gen. Oblig. Series 2017 A, 3.25% 4/1/37	265,000	253,778
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A:
4% 1/1/36	3,855,000	3,987,508
4% 1/1/37	3,755,000	3,880,986
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019:
5% 1/1/29	325,000	342,862
5% 1/1/30	250,000	265,824
5% 1/1/31	525,000	557,820
5% 1/1/32	500,000	531,940
5% 1/1/33	400,000	425,611
5% 1/1/34	300,000	319,492
5% 1/1/35	500,000	532,620
5% 1/1/36	440,000	469,077
5% 1/1/37	400,000	427,590
5% 1/1/39	1,400,000	1,486,507
5% 1/1/40	1,620,000	1,710,090
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/26	1,750,000	1,773,285
5% 2/15/27	1,700,000	1,740,429
5% 2/15/28	2,385,000	2,428,479
5% 2/15/30	3,000,000	3,061,691
5% 2/15/31	1,500,000	1,531,445
5% 2/15/32	1,450,000	1,480,492
5% 2/15/42	5,135,000	5,185,715
Dublin City School District Series 2024:
5% 12/1/27	625,000	664,892
5% 12/1/28	285,000	308,171
5% 12/1/29	250,000	275,188
5% 12/1/30	300,000	335,659
5% 12/1/31	270,000	306,673
5% 12/1/32	300,000	345,539
5% 12/1/33	315,000	366,345
5% 12/1/34	250,000	290,684
5% 12/1/35	525,000	609,289
5% 12/1/36	500,000	578,335
5% 12/1/37	500,000	575,646
5% 12/1/38	300,000	342,111
5% 12/1/39	275,000	312,719
5% 12/1/40	400,000	452,085
5% 12/1/41	500,000	560,444
5% 12/1/42	600,000	669,785
5% 12/1/44	800,000	882,487
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,508,405
Forest Hills Local School District Series 2015, 3.5% 12/1/33	790,000	739,822
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	2,500,000	2,480,952
5% 12/1/51	6,000,000	5,900,122
Franklin County Hosp. Facilities Rev. Series 2016 C, 4% 11/1/40	3,000,000	2,955,977
Hamilton County Healthcare Rev.:
(Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/31	1,350,000	1,366,130
Series 2023 A, 5.25% 1/1/38	1,755,000	1,819,511
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/44	1,275,000	1,274,966
Hamilton County Swr. Sys. Rev. Series 2024 B:
5% 12/1/28 (c)	1,750,000	1,883,338
5% 12/1/29 (c)	1,900,000	2,080,838
5% 12/1/30 (c)	1,250,000	1,391,093
5% 12/1/31 (c)	1,250,000	1,407,478
5% 12/1/32 (c)	950,000	1,084,074
Kent State Univ. Revs.:
Series 2016, 5% 5/1/30	1,125,000	1,157,577
Series 2020 A:
5% 5/1/45	1,250,000	1,313,173
5% 5/1/50	1,700,000	1,777,090
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27 (Pre-Refunded to 8/15/25 @ 100)	770,000	783,936
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (d)	6,235,000	6,269,014
Series 2019, 5% 8/1/24	655,000	655,446
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/45	5,500,000	5,593,636
5% 8/1/49	1,750,000	1,771,891
Miami Univ. Series 2022 A:
5% 9/1/29	545,000	596,620
5% 9/1/30	500,000	554,342
5% 9/1/31	700,000	787,049
5% 9/1/32	735,000	818,712
5% 9/1/33	780,000	868,383
Middleburg Heights Hosp. Rev.:
Series 2020 A:
4% 8/1/41	905,000	866,889
4% 8/1/47	3,000,000	2,764,014
Series 2021 A, 4% 8/1/41	3,000,000	2,887,361
Milford Exempt Village School District Series 2015, 3.5% 12/1/31	500,000	493,510
Montgomery County Hosp. Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2021:
3% 8/1/51	4,880,000	3,675,914
4% 8/1/37	1,125,000	1,132,010
4% 8/1/41	850,000	833,197
4% 8/1/51	2,000,000	1,817,204
5% 8/1/32	750,000	820,423
5% 8/1/36	1,225,000	1,322,242
5% 8/1/38	1,000,000	1,066,705
5% 8/1/39	1,100,000	1,171,067
Series 2021, 4% 8/1/46	1,230,000	1,193,385
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev.:
Series 2016, 3% 11/15/36	250,000	225,434
Series 2019, 3% 11/15/34	1,385,000	1,285,125
Ohio Cap. Facilities Lease (Ohio Gen. Oblig. Proj.) Series 2017 A:
5% 10/1/35	1,450,000	1,508,300
5% 10/1/36	1,250,000	1,297,928
5% 10/1/37	1,430,000	1,479,070
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2019 B:
5% 12/1/37	835,000	897,854
5% 12/1/38	1,100,000	1,176,932
5% 12/1/39	775,000	827,632
(Denison Univ. 2021 Proj.) Series 2021:
5% 11/1/30	300,000	330,710
5% 11/1/33	300,000	330,878
5% 11/1/35	300,000	331,000
5% 11/1/41	300,000	324,636
(Kenyon College 2016 Proj.) Series 2016, 4% 7/1/44	1,340,000	1,309,273
(Kenyon College 2020 Proj.) Series 2020:
5% 7/1/38	2,500,000	2,696,313
5% 7/1/39	2,640,000	2,833,371
(Kenyon College, Oh. Proj.) Series 2017:
4% 7/1/36	400,000	402,491
4% 7/1/37	450,000	452,229
5% 7/1/28	400,000	415,662
5% 7/1/29	735,000	763,832
5% 7/1/30	300,000	311,737
5% 7/1/31	400,000	415,880
5% 7/1/33	650,000	675,904
5% 7/1/35	1,550,000	1,612,285
5% 7/1/42	1,400,000	1,435,077
(Oberlin College 2023 Proj.):
Series 2023 A, 5.25% 10/1/53	8,955,000	9,778,633
Series 2023 B:
5% 10/1/37	1,270,000	1,430,549
5% 10/1/38	1,330,000	1,489,431
(Otterbein Univ. 2022 Proj.) Series 2022 A, 4% 12/1/46	1,250,000	1,087,813
(The College of Wooster 2018 Proj.) Series 2018:
5% 9/1/33	1,445,000	1,539,945
5% 9/1/45	4,255,000	4,420,038
(Univ. of Dayton 2018 Proj.) Series A, 5% 12/1/48	1,000,000	1,028,845
(Univ. of Dayton 2020 Proj.) Series 2020:
3% 2/1/37	1,335,000	1,163,193
4% 2/1/36	900,000	911,302
5% 2/1/34	1,000,000	1,075,700
5% 2/1/35	800,000	861,100
(Univ. of Dayton Proj.) Series 2018 B:
4% 12/1/33	1,155,000	1,167,625
5% 12/1/29	1,310,000	1,378,431
5% 12/1/31	1,130,000	1,189,580
5% 12/1/35	1,000,000	1,051,903
5% 12/1/36	1,000,000	1,050,802
(Xavier Univ. 2020 Proj.) Series 2020, 5% 5/1/29	250,000	269,083
(Xavier Univ. Proj.) Series 2015 C, 5% 5/1/29	855,000	864,740
Bonds (Case Western Reserve Univ. Proj.) Series 2019 C, 1.625%, tender 12/1/26 (d)	5,000,000	4,707,870
Series 2019, 4% 10/1/49	3,270,000	3,071,469
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/32	1,580,000	1,773,584
5% 1/1/35	230,000	258,152
5% 1/1/36	540,000	605,822
5% 1/1/37	250,000	279,342
5% 1/1/38	855,000	949,391
5% 1/1/39	925,000	1,020,135
Ohio Hosp. Rev.:
Bonds:
Series 2019 C, 2.75%, tender 5/1/28 (d)	5,685,000	5,485,767
Series 2024 B, 5%, tender 8/15/32 (d)	10,000,000	11,006,360
Series 2020 A, 4% 1/15/50	1,000,000	928,463
Series 2020:
3% 1/15/45	2,500,000	1,970,946
4% 11/15/37	1,025,000	966,542
4% 11/15/39	1,115,000	1,037,177
4% 11/15/40	1,110,000	1,025,403
4% 11/15/41	1,175,000	1,074,169
5% 11/15/33	1,270,000	1,312,177
5% 11/15/35	1,465,000	1,511,547
Series 2021 A, 3% 1/15/46	5,000,000	3,860,796
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. - Backed Securities Prog.) Series 2021 C, 2.7% 9/1/46	3,900,000	2,876,661
(Mtg. Backed Securities Prog.):
Series 2017 B, 4.5% 3/1/47 (b)	260,000	258,831
Series 2019 B, 4.5% 3/1/50	3,460,000	3,471,043
(Mtg.-Backed Secrities Prog.) Series 2023 A, 5.5% 3/1/53	3,950,000	4,138,410
(Mtg.-Backed Securities Prog.):
Series 2020 A, 2.75% 9/1/40	2,335,000	1,932,522
Series 2022 A:
2.3% 3/1/33	1,900,000	1,613,026
5% 3/1/30	400,000	426,031
5% 3/1/31	600,000	646,073
5% 9/1/31	640,000	692,498
Series 2021 C, 3.25% 3/1/51	6,755,000	6,570,989
Series 2022 B, 5% 3/1/52	2,745,000	2,814,461
Ohio Spl. Oblig.:
(Administrative Bldg. Fund Projs.) Series 2020 B, 5% 4/1/39	1,865,000	2,012,923
Series 2021 A:
5% 4/1/37	1,680,000	1,849,493
5% 4/1/38	1,000,000	1,093,239
5% 4/1/39	1,000,000	1,088,772
5% 4/1/40	1,110,000	1,201,497
5% 4/1/41	750,000	809,185
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	4,346,912
Series A, 5% 2/15/46	7,500,000	7,987,263
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Series 2019 B, 3% 12/1/33	685,000	657,898
Port Auth. Econ. Dev. Rev.:
(Univ. of Northwestern Ohio Proj.) Series 2021, 4% 12/1/35	1,300,000	1,187,562
Series 2021, 4% 12/1/31	710,000	664,637
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019, 5% 12/1/49	2,000,000	2,031,033
Scioto County Hosp. Facilities Rev. Series 2016:
3.5% 2/15/38	315,000	287,839
5% 2/15/28	5,030,000	5,123,379
5% 2/15/30	3,860,000	3,918,445
5% 2/15/32	2,550,000	2,580,919
5% 2/15/33	2,460,000	2,486,259
5% 2/15/34	4,450,000	4,500,775
Univ. of Cincinnati Gen. Receipts:
Series 2016 A:
5% 6/1/32	745,000	765,483
5% 6/1/34	585,000	600,755
Series 2019 A, 3% 6/1/39	3,000,000	2,568,980
Series 2024 D:
5% 6/1/28 (c)	1,130,000	1,199,628
5% 6/1/30 (c)	590,000	642,812
5% 6/1/31 (c)	620,000	684,607
5% 6/1/32 (c)	500,000	558,160
5% 6/1/33 (c)	995,000	1,122,623
5% 6/1/35 (c)	760,000	861,774
5% 6/1/38 (c)	1,700,000	1,904,031
5% 6/1/39 (c)	1,070,000	1,192,104
5% 6/1/40 (c)	1,120,000	1,240,356
5% 6/1/41 (c)	1,175,000	1,295,559
Univ. of Toledo Gen. Receipts Series 2018 A:
5% 6/1/26	600,000	616,551
5% 6/1/27	350,000	365,347
Village of Bluffton Hosp. Facilities Blanchard Valley Reg Health Ctr. Series 2017:
4% 12/1/32	1,500,000	1,498,835
5% 12/1/29	825,000	851,381
5% 12/1/31	750,000	775,753
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	200,000	206,272
6% 12/1/29	215,000	223,559
6% 12/1/30	230,000	240,839
6% 12/1/31	245,000	258,112
West Carrollton Ohio City Schd Series 2020 A, 3% 12/1/44	2,150,000	1,737,687
Wright State Univ. Gen. Receipts Series 2022 A:
5% 5/1/25 (Build America Mutual Assurance Insured)	490,000	495,879
5% 5/1/26 (Build America Mutual Assurance Insured)	520,000	534,792
5% 5/1/27 (Build America Mutual Assurance Insured)	545,000	567,484
5% 5/1/28 (Build America Mutual Assurance Insured)	565,000	597,625
5% 5/1/29 (Build America Mutual Assurance Insured)	600,000	644,347
5% 5/1/30 (Build America Mutual Assurance Insured)	235,000	256,053
5% 5/1/31 (Build America Mutual Assurance Insured)	250,000	275,551
5% 5/1/32 (Build America Mutual Assurance Insured)	260,000	288,855
TOTAL OHIO		449,524,628
Puerto Rico - 1.6%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 B, 5% 7/1/37 (e)	1,455,000	1,517,819
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	1,634,241	1,090,463
5.625% 7/1/27	190,000	198,232
5.625% 7/1/29	590,000	632,784
5.75% 7/1/31	1,395,000	1,549,062
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2018 A1, 0% 7/1/31	1,515,000	1,150,003
Series 2019 A2, 4.329% 7/1/40	1,860,000	1,835,063
TOTAL PUERTO RICO		7,973,426
TOTAL MUNICIPAL BONDS (Cost $469,661,826)		457,498,054

Municipal Notes - 4.1%
	Principal Amount (a)	Value ($)
Ohio - 4.1%
East Alabama Health Care Auth. Participating VRDN Series BAML 5036, 4.94% 7/1/24 (Liquidity Facility Bank of America NA) (d)(f)(g)	1,750,000	1,750,000
Franklin County Rev. Participating VRDN Series 2022 D1, 3.4% 7/1/24 (Liquidity Facility Barclays Bank PLC) (d)(f)(g)	9,430,000	9,430,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 4.7% 7/1/24 (Liquidity Facility Barclays Bank PLC), VRDN (d)	8,920,000	8,920,000

TOTAL MUNICIPAL NOTES (Cost $20,100,000)		20,100,000

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.33% (h)(i) (Cost $25,470,303)	25,465,164	25,470,259

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $515,232,129)	503,068,313
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(13,675,532)
NET ASSETS - 100.0%	489,392,781

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,517,819 or 0.3% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	22,416,404	39,911,468	36,855,529	431,786	(2,040)	(44)	25,470,259	1.3%
Total	22,416,404	39,911,468	36,855,529	431,786	(2,040)	(44)	25,470,259

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	477,598,054	-	477,598,054	-

Money Market Funds	25,470,259	25,470,259	-	-
Total Investments in Securities:	503,068,313	25,470,259	477,598,054	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $489,761,826)	$477,598,054
Fidelity Central Funds (cost $25,470,303)	25,470,259

Total Investment in Securities (cost $515,232,129)		$503,068,313
Receivable for investments sold		7,325
Receivable for fund shares sold		143,504
Interest receivable		5,389,190
Distributions receivable from Fidelity Central Funds		72,679
Other receivables		232
Total assets		508,681,243
Liabilities
Payable to custodian bank	$103,525
Payable for investments purchased on a delayed delivery basis	18,397,662
Payable for fund shares redeemed	147,372
Distributions payable	426,280
Accrued management fee	179,495
Other payables and accrued expenses	34,128
Total liabilities		19,288,462
Net Assets		$489,392,781
Net Assets consist of:
Paid in capital		$512,933,392
Total accumulated earnings (loss)		(23,540,611)
Net Assets		$489,392,781
Net Asset Value, offering price and redemption price per share ($489,392,781 ÷ 43,126,810 shares)		$11.35
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$7,728,533
Income from Fidelity Central Funds		431,786
Total income		8,160,319
Expenses
Management fee	$1,011,178
Transfer agent fees	84,761
Accounting fees and expenses	21,268
Custodian fees and expenses	6,457
Independent trustees' fees and expenses	669
Registration fees	19,460
Audit	26,705
Legal	5,465
Miscellaneous	1,217
Total expenses before reductions	1,177,180
Expense reductions	(12,165)
Total expenses after reductions		1,165,015
Net Investment income (loss)		6,995,304
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(68,561)
Fidelity Central Funds	(2,040)
Total net realized gain (loss)		(70,601)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,707,174)
Fidelity Central Funds	(44)
Total change in net unrealized appreciation (depreciation)		(4,707,218)
Net gain (loss)		(4,777,819)
Net increase (decrease) in net assets resulting from operations		$2,217,485
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,995,304	$13,228,791
Net realized gain (loss)	(70,601)	(8,159,500)
Change in net unrealized appreciation (depreciation)	(4,707,218)	21,583,469
Net increase (decrease) in net assets resulting from operations	2,217,485	26,652,760
Distributions to shareholders	(6,806,363)	(13,023,068)

Share transactions
Proceeds from sales of shares	30,386,705	87,432,066
Reinvestment of distributions	4,197,906	8,233,937
Cost of shares redeemed	(44,658,407)	(126,970,252)

Net increase (decrease) in net assets resulting from share transactions	(10,073,796)	(31,304,249)
Total increase (decrease) in net assets	(14,662,674)	(17,674,557)

Net Assets
Beginning of period	504,055,455	521,730,012
End of period	$489,392,781	$504,055,455

Other Information
Shares
Sold	2,675,313	7,927,835
Issued in reinvestment of distributions	370,694	737,902
Redeemed	(3,936,368)	(11,480,668)
Net increase (decrease)	(890,361)	(2,814,931)

Financial Highlights
Fidelity® Ohio Municipal Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$11.14	$12.46	$12.53	$12.38	$11.89
Income from Investment Operations
Net investment income (loss) A,B	.160	.288	.251	.253	.287	.319
Net realized and unrealized gain (loss)	(.104)	.306	(1.321)	(.064)	.235	.515
Total from investment operations	.056	.594	(1.070)	.189	.522	.834
Distributions from net investment income	(.156)	(.284)	(.250)	(.253)	(.287)	(.319)
Distributions from net realized gain	-	-	-	(.006)	(.085)	(.025)
Total distributions	(.156)	(.284)	(.250)	(.259)	(.372)	(.344)
Net asset value, end of period	$11.35	$11.45	$11.14	$12.46	$12.53	$12.38
Total Return C,D	.50%	5.43%	(8.60)%	1.52%	4.28%	7.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48% G	.49%	.49%	.48%	.48%	.48%
Expenses net of fee waivers, if any	.47 % G	.49%	.49%	.48%	.48%	.48%
Expenses net of all reductions	.47% G	.49%	.49%	.48%	.48%	.48%
Net investment income (loss)	2.84% G	2.58%	2.19%	2.02%	2.31%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$489,393	$504,055	$521,730	$717,246	$702,067	$672,948
Portfolio turnover rate H	8 % G	21%	14%	6%	20%	10%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Ohio Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Ohio.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,573,030
Gross unrealized depreciation	(18,312,144)
Net unrealized appreciation (depreciation)	$(11,739,114)
Tax cost	$514,807,427

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(1,525,935)
Long-term	(10,294,096)
Total capital loss carryforward	$(11,820,031)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Ohio Municipal Income Fund	51,114,743	18,285,916

5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Ohio Municipal Income Fund	.44

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .35%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. Effective March 1, 2024, each Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of .1016% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Ohio Municipal Income Fund	.0255

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss)($)
Fidelity Ohio Municipal Income Fund	-	11,013,458	164,050

6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount ($)
Fidelity Ohio Municipal Income Fund	467

7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $296.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $11,869.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Ohio Municipal Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) (the Management Contract), and amended and restated sub-advisory agreements (the Sub-Advisory Contracts, and together with the Management Contract, the Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
Management Contract. The Board approved the Management Contract, which implements a new fee structure combining the management fee, transfer agent fee (TA Fee), and pricing and bookkeeping fee (P&B Fee) of the fund into a single fee based on tiered schedules and subject to a maximum rate (the Unified Fee). In exchange for the Unified Fee, the fund will receive investment advisory, management, administrative, transfer agent, pricing and bookkeeping services under a single agreement - the Management Contract.
In its consideration of the Management Contract over several meetings, the Board received, reviewed and discussed a comprehensive set of analyses regarding the Unified Fee including (i) the legal framework, (ii) design goals for the Unified Fee, (iii) calculation methodology for the Unified Fee and illustrative examples, (iv) annual and cumulative projected impacts under various scenarios, both in the aggregate and at the fund/class level, (v) explanations of schedules, rate levers and maximum rates and (vi) shareholder benefits and projected savings.
The Board considered that the maximum Unified Fee for the fund would be no higher than the sum of (i) the lowest contractual management fee under the fund's existing management contract, which is the individual fund fee, if any, plus the lowest contractual marginal group fee rate and (ii) the TA and P&B Fee rates, which are fixed fee rates since December 1, 2023 (together, the "Unified Fee Cap"). The Board noted that, as a result of this Unified Fee Cap, the Unified Fee would be no greater than the fees previously authorized to be charged for the same services. The Board noted that certain expenses such as third-party expenses and certain other miscellaneous expenses would be outside the scope of the Unified Fee and the calculation of such fees would not change as a result of the Unified Fee.
The Board considered that implementation of the Unified Fee, which includes the Unified Fee Cap, would cause all funds subject to a Unified Fee, including the fund, to experience an immediate reduction on contractual fee rates for services provided under the current management contracts. The Board considered that some funds would not experience lower fees as a result of existing fee caps. The Board further considered that, in addition to the contractual fee savings, the Unified Fee offers funds and their shareholders greater protection from future rate increases for services previously offered under separate agreements that are now covered by the Management Contract because such rate increases would require shareholder, as well as Board, approval.
Sub-Advisory Contracts. In connection with the Unified Fee changes, the Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser.
The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Management Contract would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of advisory, management, administration, transfer agent, and pricing and bookkeeping services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Advisory Contracts should be approved.

1.705575.126
OFF-SANN-0824
Fidelity Flex® Funds

Fidelity Flex® Municipal Income Fund

Semi-Annual Report
June 30, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2024 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Flex® Municipal Income Fund
Schedule of Investments June 30, 2024 (Unaudited)
Showing Percentage of Net Assets
Municipal Bonds - 94.5%
	Principal Amount (a)	Value ($)
Alabama - 0.7%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	100,000	104,182
Black Belt Energy Gas District Bonds:
Series 2022 E, 5%, tender 6/1/28 (b)	1,190,000	1,239,399
Series 2023 D1, 5.5%, tender 2/1/29 (b)	1,085,000	1,151,472
Homewood Ala Edl. Bldg. Auth. Lea (CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 A:
5.25% 10/1/34	265,000	289,566
5.5% 10/1/49	310,000	327,500
Homewood Edl. Bldg. Auth. Rev.:
(CHF - Horizons II, L.L.C. Student Hsg. & Proj. at Samford Univ.) Series 2024 C, 5.5% 10/1/54	255,000	268,217
Series 2019 A:
4% 12/1/33	110,000	108,252
4% 12/1/41	85,000	78,936
4% 12/1/49	190,000	168,623
Jefferson County Gen. Oblig. Series 2018 A, 5% 4/1/26	100,000	102,738
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (b)	1,095,000	1,095,625
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/36	425,000	314,295
TOTAL ALABAMA		5,248,805
Alaska - 0.1%
Alaska Hsg. Fin. Corp. Series 2021 A, 4% 12/1/29	845,000	867,037
Alaska Hsg. Fin. Corp. Mtg. Rev. Series 2022 A, 3% 6/1/51	165,000	158,467
TOTAL ALASKA		1,025,504
Arizona - 2.6%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/39	185,000	186,093
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2021 A, 5% 2/1/28	1,000,000	1,059,512
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/46	1,750,000	1,629,837
Arizona Indl. Dev. Auth. Rev.:
(Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/26	450,000	247,500
5% 5/1/29	290,000	159,500
5% 5/1/33 (c)	565,000	310,750
Series 2019 2, 3.625% 5/20/33	406,082	381,377
Bullhead City Excise Taxes Series 2021 2:
0.95% 7/1/26	250,000	232,792
1.15% 7/1/27	375,000	341,123
1.3% 7/1/28	485,000	432,011
1.5% 7/1/29	600,000	532,318
1.65% 7/1/30	825,000	707,645
1.7% 7/1/31	450,000	378,111
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	2,190,000	2,200,273
Series 2007, 4.1%, tender 6/15/28 (b)(d)	925,000	930,232
Series 2022 2, 5%, tender 9/1/27 (b)(d)	3,220,000	3,305,527
Glendale Union School District 205 Series A:
4% 7/1/36 (Assured Guaranty Muni. Corp. Insured)	545,000	558,327
4% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,019,156
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	10,000	9,891
5% 7/1/48	10,000	9,139
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	100,000	103,735
Series 2021 A, 4% 9/1/51	775,000	729,298
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (e)	300,000	255,076
6% 1/1/48 (e)	300,000	226,928
Maricopa County Rev.:
Series 2017 D, 3% 1/1/48	840,000	661,481
Series 2019 E, 3% 1/1/49	500,000	390,068
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	615,000	563,485
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	400,000	376,550
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 B, 5% 7/1/35 (d)	300,000	316,177
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	1,000,000	1,080,259
Pima County Unified School District #1 Tucson Series 2024 A, 5% 7/1/34 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,146,683
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	190,000	190,000
TOTAL ARIZONA		20,670,854
California - 6.1%
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	475,000	125,208
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2024 B, 5% 7/1/35 (d)	5,000,000	5,527,962
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	65,000	78,528
California Gen. Oblig.:
Series 2020, 4% 11/1/37	1,000,000	1,031,409
Series 2021:
5% 9/1/32	2,175,000	2,458,519
5% 10/1/41	5,435,000	5,979,060
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	342,308	327,156
Series 2023 A1, 4.375% 9/20/36	1,280,522	1,331,093
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	225,000	198,316
California Pub. Works Board Lease Rev. (Various Cap. Projs.):
Series 2021 B, 4% 5/1/46	1,265,000	1,273,487
Series 2022 C, 5% 8/1/32	285,000	321,190
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45 (c)(f)	95,764	42,136
Fresno Arpt. Rev. Series 2023 A:
5% 7/1/32 (Build America Mutual Assurance Insured) (d)	680,000	738,565
5% 7/1/48 (Build America Mutual Assurance Insured) (d)	2,000,000	2,105,302
5% 7/1/53 (Build America Mutual Assurance Insured) (d)	2,200,000	2,299,359
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	10,435,000	1,160,006
Los Angeles Dept. Arpt. Rev. Series F, 5% 5/15/44 (d)	175,000	181,259
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2021 B, 5% 7/1/51	1,550,000	1,662,237
Series B, 5% 7/1/50	1,070,000	1,143,171
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/24 (d)	310,000	310,284
5% 8/1/25 (d)	110,000	111,748
Los Angeles Unified School District Ctfs. of Prtn. Series 2023 A, 5% 10/1/35	1,000,000	1,151,403
Middle Fork Proj. Fin. Auth. Series 2020, 5% 4/1/26	1,000,000	1,014,343
Mount Diablo Unified School District Series 2022 B:
4% 8/1/31	225,000	240,060
4% 8/1/34	320,000	340,278
Poway Unified School District Series B, 0% 8/1/38	1,030,000	606,080
Sacramento County Arpt. Sys. Rev. Series 2018 C, 5% 7/1/39 (d)	105,000	108,104
San Diego County Wtr. Auth. Rev. Series 2022 A:
5% 5/1/47	635,000	703,979
5% 5/1/52	1,080,000	1,186,277
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2018 G, 5% 5/1/27 (d)	560,000	577,932
Series 2019 A, 5% 5/1/49 (d)	3,000,000	3,061,944
Series 2019 B, 5% 5/1/49	45,000	47,183
Series 2022 A:
5% 5/1/26 (d)	815,000	835,991
5% 5/1/27 (d)	830,000	856,577
5% 5/1/28 (d)	1,105,000	1,153,918
5% 5/1/29 (d)	740,000	782,556
Series 2022 B, 5% 5/1/52	2,240,000	2,422,058
Series 2024 A, 5.25% 5/1/43 (d)	1,400,000	1,535,767
Sanger Unified School District Series 2018 C, 3% 8/1/48	2,265,000	1,797,480
Univ. of California Revs.:
Series 2018 AZ, 5% 5/15/43	130,000	137,209
Series 2023 BM, 5% 5/15/36	180,000	208,068
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	190,000	193,675
Series 2017 B:
5% 7/1/29	115,000	117,150
5% 7/1/30	230,000	234,470
TOTAL CALIFORNIA		47,718,497
Colorado - 1.9%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	40,000	40,978
5% 10/1/43	50,000	50,849
Colorado Health Facilities Auth. Rev. Bonds Series 2016 C, 5%, tender 11/15/26 (b)	275,000	283,556
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/35	35,000	35,098
Bonds:
Series 2019 B:
5%, tender 8/1/26 (b)	110,000	112,138
5%, tender 11/19/26 (b)	20,000	20,753
5%, tender 11/19/26 (b)	190,000	195,943
Series 2024 A2, 5%, tender 11/15/31 (b)	375,000	411,918
Series 2019 A:
5% 11/1/25	435,000	443,058
5% 11/15/39	190,000	201,619
Series 2019 A1, 4% 8/1/44	1,060,000	1,031,204
Series 2019 A2:
3.25% 8/1/49	600,000	470,507
4% 8/1/49	1,715,000	1,626,620
5% 8/1/44	845,000	870,076
Series 2020 A:
4% 9/1/45	775,000	752,771
4% 9/1/50	210,000	201,549
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	35,000	34,960
Series 2019 H, 4.25% 11/1/49	10,000	9,991
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2020, 5% 6/1/31	105,000	113,252
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	725,000	781,650
Denver City & County Arpt. Rev.:
Series 2017 A, 5% 11/15/26 (d)	50,000	51,614
Series 2018 A, 5% 12/1/34 (d)	1,125,000	1,245,430
Denver City & County Board Wtr. Rev.:
Series 2020 A:
5% 9/15/45	1,190,000	1,276,051
5% 9/15/46	1,820,000	1,944,405
Series 2020 B, 5% 9/15/28	2,000,000	2,157,861
Univ. of Colorado Enterprise Sys. Rev. Bonds:
Series 2021 C3A, 2%, tender 10/15/25 (b)	255,000	248,548
Series 2021 C3B, 2%, tender 10/15/26 (b)	210,000	200,306
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/25 (Assured Guaranty Muni. Corp. Insured)	40,000	40,858
Series 2020, 5% 12/1/30 (Assured Guaranty Muni. Corp. Insured)	220,000	237,209
TOTAL COLORADO		15,090,772
Connecticut - 4.6%
Bridgeport Gen. Oblig. Series 2021 A:
5% 8/1/32	300,000	332,582
5% 8/1/33	800,000	883,622
5% 8/1/34	500,000	550,663
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/26	125,000	129,124
Series 2016 D, 5% 8/15/25	210,000	214,162
Series 2018 F:
5% 9/15/24	100,000	100,307
5% 9/15/25	100,000	102,145
Series 2019 A, 5% 4/15/26	115,000	118,616
Series 2020 A, 4% 1/15/34	300,000	310,571
Series 2021 A:
3% 1/15/35	1,150,000	1,069,419
3% 1/15/37	1,910,000	1,746,087
3% 1/15/39	215,000	190,750
Series 2021 D, 5% 7/15/24	260,000	260,144
Series 2022 B, 4% 1/15/37	2,480,000	2,548,653
Series 2022 C:
4% 6/15/39	300,000	305,265
4% 6/15/41	250,000	251,490
5% 6/15/30	400,000	441,567
5% 6/15/31	500,000	559,819
5% 6/15/34	350,000	396,107
5% 6/15/37	250,000	280,549
5% 6/15/38	300,000	334,857
5% 6/15/40	500,000	552,664
5% 6/15/42	500,000	549,288
Series 2022 D, 5% 9/15/30	650,000	720,224
Series 2022:
5% 6/15/28	500,000	535,561
5% 6/15/29	410,000	446,225
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2020 B:
5%, tender 1/1/25 (b)	200,000	200,756
5%, tender 1/1/27 (b)	330,000	338,358
Series 2018 K1:
5% 7/1/26	680,000	686,919
5% 7/1/28	1,120,000	1,142,724
Series 2019 A, 5% 7/1/49 (e)	130,000	108,747
Series 2019 Q-1:
5% 11/1/25	90,000	91,998
5% 11/1/26	95,000	98,567
Series 2020 K, 4% 7/1/45	1,000,000	972,832
Series 2021 G:
4% 3/1/46	235,000	235,410
4% 3/1/51	380,000	379,923
Series 2021 S, 4% 6/1/51	240,000	231,070
Series 2022 M:
4% 7/1/39	415,000	406,752
4% 7/1/52	355,000	337,184
Series 2023 E:
4% 7/15/42	800,000	783,282
4% 7/15/43	500,000	486,017
5% 7/15/33	225,000	245,366
5% 7/15/34	745,000	814,433
5% 7/15/36	750,000	812,788
Series A, 5% 7/1/26	160,000	160,499
Series K1:
5% 7/1/27	1,100,000	1,117,132
5% 7/1/30	1,000,000	1,020,977
5% 7/1/34	725,000	737,496
5% 7/1/36	450,000	456,538
5% 7/1/39	490,000	492,826
Series K3, 5% 7/1/43	215,000	213,069
Series L1:
4% 7/1/28	750,000	753,000
4% 7/1/29	750,000	754,113
4% 7/1/30	1,000,000	1,006,791
Series N:
5% 7/1/25	390,000	389,088
5% 7/1/26	575,000	574,103
5% 7/1/27	430,000	430,797
Series R, 5% 6/1/36	900,000	978,381
Connecticut Hsg. Fin. Auth.:
Series 2021 B1, 3% 11/15/49	240,000	231,565
Series 2022 A1:
5% 11/15/26	200,000	206,576
5% 5/15/27	220,000	228,655
5% 11/15/27	230,000	240,723
5% 5/15/28	225,000	236,691
5% 11/15/28	220,000	232,604
5% 5/15/29	225,000	240,192
5% 11/15/29	125,000	134,340
5% 5/15/30	375,000	400,311
5% 11/15/30	175,000	187,777
Series 2022 A2:
5% 11/15/24 (d)	965,000	968,223
5% 5/15/25 (d)	400,000	403,342
5% 11/15/25 (d)	300,000	304,267
5% 5/15/26 (d)	425,000	433,079
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2024, 6% 4/1/52 (e)	150,000	159,226
Univ. of Connecticut Gen. Oblig. Series 2019 A, 5% 11/1/25	140,000	143,311
TOTAL CONNECTICUT		36,139,279
District Of Columbia - 0.5%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Projs.):
Series 2019 A:
5% 10/1/31	185,000	196,365
5% 10/1/44	1,000,000	1,035,188
Series 2019 B, 3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	890,000	671,457
(Dulles Metrorail And Cap. Impt. Projs.) Series 2019 B, 4% 10/1/49	1,160,000	1,089,920
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A, 5% 10/1/26 (d)	440,000	452,715
Series 2019 A, 5% 10/1/25 (d)	70,000	71,143
Series 2020 A:
5% 10/1/26 (d)	320,000	329,248
5% 10/1/27 (d)	110,000	114,092
5% 10/1/28 (d)	55,000	57,618
Washington Convention & Sports Auth. Series 2018 A:
5% 10/1/24	100,000	100,330
5% 10/1/25	100,000	102,001
TOTAL DISTRICT OF COLUMBIA		4,220,077
Florida - 4.0%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	255,000	258,682
Broward County Arpt. Sys. Rev.:
Series 2015 C, 5% 10/1/24 (d)	45,000	45,094
Series 2017, 5% 10/1/42 (d)	1,365,000	1,388,081
Series 2019 A, 5% 10/1/49 (d)	1,000,000	1,022,225
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	500,000	516,072
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A:
3% 8/15/50 (Assured Guaranty Muni. Corp. Insured)	485,000	361,316
4% 8/15/45	110,000	99,266
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 4% 11/15/38	725,000	731,721
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (d)	1,910,000	1,997,882
5.5% 7/1/53 (d)	1,000,000	1,041,520
Florida Dev. Fin. Corp. Student H (SFP - Tampa I - The Henry Proj.) Series 2024 A1, 5.25% 6/1/54 (e)	1,000,000	1,020,100
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	300,000	303,670
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	95,000	94,447
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	105,000	106,287
5% 10/1/29	80,000	81,077
5% 10/1/30	70,000	70,961
Fort Pierce Utils. Auth. Series 2022 A:
5% 10/1/30 (Assured Guaranty Muni. Corp. Insured)	175,000	191,440
5% 10/1/34 (Assured Guaranty Muni. Corp. Insured)	300,000	333,661
5% 10/1/36 (Assured Guaranty Muni. Corp. Insured)	475,000	526,044
5% 10/1/37 (Assured Guaranty Muni. Corp. Insured)	425,000	469,155
5% 10/1/39 (Assured Guaranty Muni. Corp. Insured)	475,000	518,349
5% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	450,000	488,664
5% 10/1/41 (Assured Guaranty Muni. Corp. Insured)	400,000	434,365
5% 10/1/42 (Assured Guaranty Muni. Corp. Insured)	400,000	434,790
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/31 (d)	125,000	128,986
Series 2019 A:
5% 10/1/24 (d)	300,000	300,943
5% 10/1/25 (d)	300,000	305,783
5% 10/1/32 (d)	300,000	317,044
5% 10/1/38 (d)	430,000	450,321
5% 10/1/54 (d)	1,620,000	1,651,606
Highlands County Health Facilities Auth. Rev. Bonds Series 2024 C, 5%, tender 11/15/31 (b)	790,000	866,696
Hillsborough County Aviation Auth. Rev. Series 2022 A, 5% 10/1/26 (d)	2,750,000	2,831,872
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1, 5% 4/1/44	665,000	681,853
Miami-Dade County Aviation Rev.:
Series 2015 A:
5% 10/1/27 (d)	620,000	625,629
5% 10/1/38 (d)	80,000	80,483
Series 2016 A, 5% 10/1/29	145,000	148,640
Series 2017 B, 5% 10/1/40 (d)	810,000	824,005
Series 2020 A:
4% 10/1/40	300,000	300,138
5% 10/1/25	245,000	249,813
Miami-Dade County Expressway Auth. Series 2014 A, 5% 7/1/25	395,000	395,282
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/28	290,000	293,004
Series 2015 D, 5% 2/1/26	10,000	10,256
Miami-Dade County Wtr. & Swr. Rev. Series 2021, 5% 10/1/32	155,000	172,409
Orange County Hsg. Fin. Auth. Multi-family Rev. Bonds Series 2021 B, 0.55%, tender 7/1/24 (b)	1,600,000	1,600,000
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022:
5% 11/1/29	175,000	181,452
5% 11/1/32	200,000	210,784
5% 11/1/34	310,000	326,649
5% 11/1/37	385,000	399,831
5% 11/1/39	400,000	411,235
5% 11/1/41	400,000	408,737
Palm Beach County Health Facilities Auth. Rev. Series 2015 C, 5% 5/15/30	495,000	495,640
Pinellas County Hsg. Fin. Auth. Bonds Series 2021 B, 0.65%, tender 7/1/24 (b)	365,000	365,000
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/26	100,000	102,918
5% 8/15/42	5,000	5,089
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/26	100,000	101,151
Series 2015 A, 5% 12/1/40	410,000	410,741
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/29	25,000	25,554
Series 2020 B:
4% 7/1/39	1,000,000	997,743
4% 7/1/45	825,000	790,347
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/34	700,000	457,110
0% 9/1/35	750,000	468,804
0% 9/1/36	800,000	476,993
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	30,000	31,173
5% 10/15/49	60,000	61,991
TOTAL FLORIDA		31,498,574
Georgia - 4.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Series 2023 E, 5% 7/1/39 (d)	520,000	558,992
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (d)	60,000	60,791
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Transmission Corp. Proj.) Series 2012, 2.75% 1/1/52 (b)	610,000	409,259
Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013 1, 3.375%, tender 3/12/27 (b)	360,000	357,224
DeKalb Private Hosp. Auth. Rev. Series 2019 B, 5% 7/1/27	210,000	220,855
Fulton County Dev. Auth. Rev. Series 2019, 4% 6/15/49	40,000	37,837
Gainesville & Hall County Hosp. Auth. Rev. Series 2020 A, 3% 2/15/47	1,895,000	1,547,523
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	245,000	227,712
5% 1/1/26	165,000	168,686
5% 1/1/30	55,000	58,245
5% 1/1/34	375,000	397,446
Series 2021 A:
4% 1/1/35 (Assured Guaranty Muni. Corp. Insured)	400,000	408,854
4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	410,000	418,522
4% 1/1/37 (Assured Guaranty Muni. Corp. Insured)	470,000	477,803
4% 1/1/40 (Assured Guaranty Muni. Corp. Insured)	385,000	386,477
4% 1/1/41	480,000	463,078
5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	200,000	201,455
5% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	425,000	435,434
5% 1/1/28 (Assured Guaranty Muni. Corp. Insured)	400,000	420,476
5% 1/1/31 (Assured Guaranty Muni. Corp. Insured)	360,000	387,905
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	330,000	355,653
5% 1/1/32 (Assured Guaranty Muni. Corp. Insured)	280,000	301,766
Georgia Road & Thruway Auth. Rev. Series 2020, 5% 6/1/31	1,000,000	1,106,216
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	5,000	4,472
5% 8/1/39	5,000	5,011
5% 8/1/43	5,000	5,008
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	195,000	195,101
4% 7/1/43	205,000	199,818
Main Street Natural Gas, Inc.:
Bonds:
Series 2021 A, 4%, tender 9/1/27 (b)	12,000,000	12,049,015
Series 2022 E, 4%, tender 12/1/29 (b)	3,595,000	3,607,024
Series 2023 C, 5%, tender 9/1/30 (b)	1,000,000	1,061,681
Series 2023 D, 5%, tender 12/1/30 (b)	3,940,000	4,173,711
Series 2024 B:
5% 9/1/27	425,000	435,284
5% 9/1/28	550,000	567,459
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	200,000	195,431
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art & Design Projs.) Series 2021:
4% 4/1/39	1,365,000	1,368,807
5% 4/1/29	500,000	532,677
5% 4/1/36	135,000	146,989
Series 2020 B:
5% 9/1/25	180,000	183,313
5% 9/1/34	1,000,000	1,103,060
TOTAL GEORGIA		35,242,070
Hawaii - 1.2%
Hawaii Arpts. Sys. Rev.:
Series 2018 A:
5% 7/1/33 (d)	350,000	363,514
5% 7/1/48 (d)	2,800,000	2,848,817
Series 2022 A, 5% 7/1/42 (d)	1,245,000	1,316,129
Series 2022 B, 5% 7/1/24 (d)	3,350,000	3,350,000
Hawaii Gen. Oblig. Series 2020 A, 4% 7/1/36 (d)	40,000	40,079
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	1,000,000	1,085,594
Series 2017 A, 5% 9/1/33	5,000	5,233
TOTAL HAWAII		9,009,366
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	15,000	14,908
Series 2021 A, 5% 7/15/31	610,000	674,827
TOTAL IDAHO		689,735
Illinois - 10.7%
Champaign County Cmnty. Unit Series 2019, 4% 6/1/26	15,000	15,146
Chicago Board of Ed.:
Series 2012 A, 5% 12/1/42	830,000	829,932
Series 2018 A:
5% 12/1/29	350,000	362,787
5% 12/1/30	160,000	165,928
5% 12/1/31	150,000	155,122
Series 2018 C, 5% 12/1/46	1,850,000	1,855,006
Series 2019 A:
5% 12/1/29	125,000	130,833
5% 12/1/30	405,000	422,063
5% 12/1/30	100,000	104,213
Series 2022 B:
4% 12/1/35	600,000	589,602
4% 12/1/36	1,005,000	981,622
Chicago Gen. Oblig.:
Series 2015 C, 5% 1/1/27	215,000	218,131
Series 2020 A:
5% 1/1/27	400,000	411,535
5% 1/1/30	615,000	654,200
Series 2021 A, 5% 1/1/32	7,725,000	8,282,533
Series 2021 B, 4% 1/1/32	375,000	377,461
Series 2023 A:
5% 1/1/29	1,000,000	1,054,711
5% 1/1/33	895,000	969,245
Chicago Midway Arpt. Rev.:
Series 2016 A, 4% 1/1/33 (d)	305,000	302,928
Series 2016 B, 4% 1/1/35	200,000	199,835
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 B, 4% 1/1/29 (d)	400,000	397,400
Series 2017 B, 5% 1/1/37	50,000	51,598
Series 2018 A, 5% 1/1/48 (d)	90,000	91,052
Series 2022 C, 5% 1/1/40 (d)	1,850,000	1,963,841
Series 2023, 5% 1/1/38 (Build America Mutual Assurance Insured)	1,000,000	1,095,239
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (d)	50,000	51,034
5% 7/1/48 (d)	600,000	603,673
Cook County Gen. Oblig.:
Series 2016 A, 5% 11/15/31	500,000	515,928
Series 2021 A:
5% 11/15/24	50,000	50,236
5% 11/15/33	425,000	464,060
Series 2021 B:
4% 11/15/25	180,000	181,309
4% 11/15/26	90,000	91,318
4% 11/15/27	90,000	91,702
4% 11/15/28	45,000	45,992
DuPage & Cook Counties Cmnty. Unit School District #205 Series 2022, 4% 9/15/42	2,100,000	2,026,105
Illinois Fin. Auth.:
Bonds Series 2020 B, 5%, tender 11/15/24 (b)	400,000	400,123
Series 2020 A:
3% 5/15/50	1,570,000	1,222,926
3% 5/15/50 (Build America Mutual Assurance Insured)	710,000	555,811
3.25% 8/15/49	285,000	221,307
4% 5/15/50	1,000,000	923,055
Series 2021 A, 4% 8/15/37	2,155,000	2,173,687
Series 2022 A:
5% 10/1/29	350,000	361,355
5% 10/1/30	230,000	238,478
5% 10/1/31	215,000	223,563
Illinois Fin. Auth. Academic Facilities:
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/25	200,000	202,995
(Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/26	200,000	205,466
5% 10/1/31	200,000	213,207
5% 10/1/38	200,000	208,647
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	400,000	346,349
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/24	45,000	45,043
5% 8/1/30	615,000	641,884
(Depaul Univ., IL Proj.):
Series 2016 A, 5% 10/1/28	10,000	10,311
Series 2016, 5% 10/1/29	30,000	30,861
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	750,000	719,652
5% 5/15/43	790,000	799,007
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	15,000	15,542
Series 2015 A, 5% 11/15/25	150,000	151,900
Series 2015 C:
4.125% 8/15/37	60,000	57,142
5% 8/15/26	35,000	35,389
Series 2016 A:
5% 8/15/24 (Escrowed to Maturity)	65,000	65,080
5% 7/1/33 (Pre-Refunded to 7/1/26 @ 100)	10,000	10,332
5% 7/1/36 (Pre-Refunded to 7/1/26 @ 100)	45,000	46,494
Series 2016 B, 5% 8/15/35	250,000	257,594
Series 2016 C:
4% 2/15/41	35,000	34,186
5% 2/15/34	50,000	51,825
Series 2016:
5% 5/15/29	10,000	10,206
5% 12/1/29	620,000	632,460
5% 12/1/33	485,000	493,899
Series 2017 A, 5% 7/15/42	1,000,000	1,034,119
Series 2019:
4% 9/1/35	60,000	53,759
5% 9/1/36	295,000	287,596
5% 9/1/38	100,000	95,390
Illinois Gen. Oblig.:
Series 2014:
5% 2/1/25	520,000	520,491
5% 5/1/28	50,000	50,035
Series 2016:
5% 1/1/26	5,000	5,103
5% 2/1/26	400,000	408,652
5% 2/1/27	585,000	605,412
5% 11/1/29	1,400,000	1,436,114
Series 2017 C, 5% 11/1/29	345,000	359,461
Series 2017 D, 5% 11/1/27	850,000	889,032
Series 2018 A:
5% 10/1/24	25,000	25,070
5% 10/1/28	1,500,000	1,586,575
Series 2018 B, 5% 10/1/24	1,050,000	1,052,936
Series 2019 B:
5% 9/1/24	105,000	105,190
5% 9/1/25	20,000	20,319
Series 2020 C, 4% 10/1/37	1,815,000	1,795,123
Series 2021 A, 5% 3/1/32	450,000	486,211
Series 2022 A, 5% 3/1/32	650,000	712,318
Series 2022 B:
5% 3/1/29	650,000	690,970
5% 3/1/33	1,700,000	1,862,336
Series 2023 B:
5% 5/1/35	1,915,000	2,098,089
5.25% 5/1/41	670,000	733,398
5.25% 5/1/43	5,000,000	5,425,442
Series 2023 D, 5% 7/1/29	1,615,000	1,723,045
Series 2024 B:
5% 5/1/33	685,000	758,803
5% 5/1/40	520,000	569,471
5.25% 5/1/44	460,000	504,843
5.25% 5/1/47	340,000	368,829
Series May 2014, 5% 5/1/39	1,700,000	1,699,968
Illinois Hsg. Dev. Auth. Series 2021, 3% 4/1/51	580,000	559,428
Illinois Hsg. Dev. Auth. Rev. Series 2019 D, 2.7% 10/1/34	115,000	101,277
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2019 A, 5% 1/1/44	105,000	109,446
Series A, 5% 1/1/40	220,000	240,518
Kendall, Kane & Will Counties Cmnty. Unit School District #308:
Series 2008, 0% 2/1/25 (Assured Guaranty Muni. Corp. Insured)	315,000	307,874
Series 2015, 4% 2/1/30	800,000	800,771
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280,000	1,394,236
Series 2010 B1:
0% 6/15/43 (Assured Guaranty Muni. Corp. Insured)	610,000	264,159
0% 6/15/44 (Assured Guaranty Muni. Corp. Insured)	1,680,000	681,880
0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	155,000	52,507
Series 1994 A, 0% 6/15/25	25,000	24,068
Series 1994, 0% 6/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,022,319
Series 2002 A:
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	21,716
0% 6/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	153,609
Series 2017 A, 5% 6/15/57	875,000	889,504
Series 2020 A:
4% 6/15/50	1,170,000	1,093,483
5% 6/15/50	1,730,000	1,787,771
Series 2022 A:
0% 12/15/35	420,000	260,746
0% 6/15/40	1,725,000	836,132
4% 12/15/47	5,000,000	4,743,152
Northern Illinois Univ. Revs. Series 2020 B, 4% 4/1/40 (Build America Mutual Assurance Insured)	455,000	438,146
Sales Tax Securitization Corp. Series 2023 C, 5% 1/1/31	1,000,000	1,096,782
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	680,000	709,208
Univ. of Illinois Board of Trustees Ctfs. of Prtn. (Univ. of Illinois Rev. Proj.) Series 2014 A, 5% 10/1/26	15,000	15,043
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/30	100,000	105,888
TOTAL ILLINOIS		83,082,859
Indiana - 0.9%
Indiana Fin. Auth. Edl. Facilities Rev. (DEPAUW Univ. Proj.) Series 2023 A, 5% 7/1/47	1,055,000	1,068,075
Indiana Fin. Auth. Envir. Facilities Rev. Bonds (Indianapolis Pwr. & Lt. Co. Proj.):
Series 2020 A, 0.75%, tender 4/1/26 (b)	50,000	46,358
Series 2020 B, 0.95%, tender 4/1/26 (b)(d)	100,000	93,215
Indiana Fin. Auth. Health Sys. Rev. Series 2016 A, 4% 11/1/51	1,885,000	1,768,811
Indiana Fin. Auth. Rev. Series 2016, 5% 9/1/30	50,000	51,473
Indiana Fin. Auth. Wastewtr. Util. Rev. Series 2021 2, 5% 10/1/41	1,000,000	1,091,360
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B:
3% 7/1/50	95,000	92,095
5% 7/1/25	690,000	699,476
Series 2021 C1, 3% 1/1/52	1,065,000	1,024,719
Series A, 3.75% 1/1/49	255,000	252,165
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 4% 4/1/46	215,000	197,992
Series 2020, 5% 4/1/30	105,000	110,958
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (b)(d)	695,000	707,880
TOTAL INDIANA		7,204,577
Iowa - 0.5%
Iowa Fin. Auth. Rev.:
Series 2019 A1, 4% 5/15/55	545,000	410,459
Series A:
5% 5/15/43	35,000	33,473
5% 5/15/48	420,000	388,051
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B, 5% 12/1/27 (d)	155,000	158,574
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2:
4% 6/1/40	425,000	411,394
5% 6/1/27	250,000	258,956
5% 6/1/28	500,000	524,193
5% 6/1/29	600,000	635,529
5% 6/1/30	700,000	748,496
Series 2021 B1, 4% 6/1/49	35,000	34,709
TOTAL IOWA		3,603,834
Kentucky - 1.3%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/36	300,000	289,711
Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	370,000	315,038
4% 2/1/37	175,000	168,705
5% 2/1/25	280,000	281,003
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (b)	1,000,000	931,275
Kentucky Econ. Dev. Fin. Auth. Series 2019 A2, 5% 8/1/30	345,000	367,359
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 118) Series 2018, 5% 4/1/25	175,000	177,122
(Proj. No. 119) Series 2018:
5% 5/1/26	80,000	82,451
5% 5/1/29	85,000	89,549
5% 5/1/32	20,000	21,159
5% 5/1/33	15,000	15,873
5% 5/1/34	20,000	21,209
5% 5/1/35	10,000	10,547
5% 5/1/36	10,000	10,544
5% 5/1/38	1,000,000	1,055,064
Series A:
4% 11/1/35	600,000	603,487
5% 11/1/29	150,000	159,220
Kentucky, Inc. Pub. Energy:
Bonds Series A, 4%, tender 6/1/26 (b)	1,505,000	1,511,409
Series 2024 A1:
5% 2/1/30	755,000	787,682
5% 2/1/31	805,000	843,251
5% 2/1/32	600,000	636,270
Louisville & Jefferson County:
Bonds:
Series 2020 C, 5%, tender 10/1/26 (b)	70,000	71,550
Series 2020 D, 5%, tender 10/1/29 (b)	85,000	90,545
Series 2016 A, 5% 10/1/32	70,000	71,148
Series 2020 A:
3% 10/1/43	1,230,000	962,879
4% 10/1/40	195,000	188,019
Louisville Reg'l. Arpt. Auth. Sys. Rev. Series 2014 A, 5% 7/1/24 (d)	65,000	65,000
TOTAL KENTUCKY		9,827,069
Louisiana - 0.4%
Louisiana Hsg. Corp. Single Fami (Home Ownership Prog.) Series 2023 C, 5.75% 12/1/53	230,000	247,651
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.):
Series 2015, 5% 5/15/47	195,000	195,867
Series 2017, 5% 5/15/27	115,000	118,841
(Tulane Univ. of Louisiana Proj.):
Series 2016 A, 5% 12/15/28	15,000	15,530
Series 2017 A, 5% 12/15/32	165,000	173,557
Series 2018 E, 5% 7/1/38	100,000	105,149
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/48 (d)	2,000,000	2,008,914
TOTAL LOUISIANA		2,865,509
Maine - 0.3%
Auburn (Edward Little High School Proj.) Series 2021, 2.375% 11/1/40	2,300,000	1,690,374
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2014, 5% 7/1/30 (Pre-Refunded to 7/1/24 @ 100)	585,000	585,000
Series 2016 A:
4% 7/1/41	85,000	74,053
4% 7/1/46	85,000	69,554
5% 7/1/41	25,000	24,359
5% 7/1/46	155,000	144,511
Series 2017 B, 5% 7/1/29	10,000	10,361
TOTAL MAINE		2,598,212
Maryland - 1.7%
Frederick County Gen. Oblig. Series 2021 A, 1.5% 10/1/33	1,005,000	775,078
Hsg. Opportunities Commission of Montgomery County Series 2021 C, 0.8% 7/1/25	100,000	96,025
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	55,000	54,673
Series 2019 C:
3.5% 3/1/50	475,000	467,296
5% 9/1/28	115,000	122,063
Series 2021 C, 0.6% 7/1/24	230,000	230,000
Maryland Econ. Dev. Corp. Air Cargo Series 2019:
5% 7/1/25 (d)	510,000	513,703
5% 7/1/26 (d)	230,000	233,601
Maryland Gen. Oblig. Series 2022 2C, 4% 3/1/28	1,000,000	1,032,495
Maryland Health & Higher Edl. Series 2021 A:
2.5% 7/1/51	1,210,000	764,037
3% 7/1/46	1,265,000	1,041,085
3% 7/1/51	915,000	723,189
4% 6/1/55	190,000	164,094
5% 6/1/29	370,000	383,959
5% 6/1/30	745,000	778,526
Maryland Stadium Auth. Built to Learn Rev. Series 2021, 4% 6/1/46	180,000	175,164
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020, 5% 7/1/40	2,000,000	2,169,651
Prince Georges County Ctfs. of Prtn. Series 2021:
5% 10/1/25	1,610,000	1,642,422
5% 10/1/26	1,650,000	1,711,104
TOTAL MARYLAND		13,078,165
Massachusetts - 3.4%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	820,000	912,046
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement Prog.) Series 2021 B:
5% 6/1/26	350,000	362,698
5% 6/1/27	500,000	527,285
5% 6/1/41	1,250,000	1,308,199
Series 2021 A, 5% 6/1/51	1,860,000	1,960,675
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2014 A, 5.25% 7/1/34	40,000	37,191
Series 2016 A, 5% 1/1/31	40,000	41,234
Series 2016 I:
5% 7/1/30	195,000	198,290
5% 7/1/41	140,000	140,952
Series 2017 A:
5% 1/1/36	325,000	336,410
5% 1/1/37	1,050,000	1,084,646
Series 2017, 5% 7/1/36	275,000	280,301
Series 2018, 5% 1/1/43	180,000	182,802
Series 2019 K:
5% 7/1/25	125,000	126,709
5% 7/1/26	165,000	169,929
5% 7/1/27	195,000	203,772
Series 2019:
5% 7/1/27	440,000	449,828
5% 9/1/59	200,000	207,952
Series 2020 A, 4% 7/1/45	480,000	424,564
Series 2021 V, 5% 7/1/55	1,245,000	1,463,534
Series 2021:
4% 7/1/26	240,000	235,651
4% 7/1/27	255,000	248,858
4% 7/1/28	325,000	315,150
4% 7/1/29	340,000	327,709
4% 7/1/30	355,000	340,131
4% 7/1/31	370,000	351,692
Series M:
4% 10/1/50	490,000	412,698
5% 10/1/45	370,000	371,436
Massachusetts Edl. Fing. Auth. Rev. Series 2016, 5% 7/1/24 (d)	210,000	210,000
Massachusetts Gen. Oblig.:
Series 2019 A, 5% 1/1/49	2,000,000	2,089,308
Series 2019 C, 5% 5/1/49	345,000	361,116
Series 2022 C, 5.25% 10/1/47	2,000,000	2,207,854
Series E, 5% 11/1/50	1,640,000	1,734,987
Massachusetts Hsg. Fin. Auth. Series 2021 223, 3% 6/1/47	605,000	585,235
Massachusetts Port Auth. Rev.:
Series 2019 A, 5% 7/1/40 (d)	500,000	521,487
Series 2021 E:
5% 7/1/41 (d)	1,000,000	1,061,101
5% 7/1/46 (d)	290,000	304,366
5% 7/1/51 (d)	1,000,000	1,040,452
Massachusetts Port Auth. Spl. Facilities Rev. (Bosfuel Proj.) Series 2019 A, 5% 7/1/49 (d)	230,000	234,910
Massachusetts St Dev. Fin. Agcy. R Series 2024 B, 5% 2/15/34	2,400,000	2,829,607
TOTAL MASSACHUSETTS		26,202,765
Michigan - 1.2%
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	140,000	126,185
5% 7/1/25	60,000	60,048
5% 7/1/27	265,000	264,780
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (Assured Guaranty Muni. Corp. Insured)	180,000	186,667
Grand Traverse County Hosp. Fin. Auth. Series 2021, 3% 7/1/51	395,000	311,129
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A, 5% 7/1/48	200,000	205,529
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2016 D, 5% 7/1/27	100,000	102,881
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 4% 5/15/36	185,000	183,049
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	50,000	51,694
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	570,000	580,045
Series 2016, 5% 11/15/26	160,000	164,618
Series 2019 A:
3% 12/1/49	555,000	433,418
5% 11/15/48	55,000	56,942
Series 2020 A, 4% 6/1/49	135,000	122,365
Series 2020, 5% 6/1/40	1,105,000	1,151,709
Series 2021:
4% 9/1/31	665,000	670,243
5% 9/1/32	690,000	741,586
5% 9/1/33	650,000	696,050
5% 9/1/36	505,000	537,872
Michigan Hosp. Fin. Auth. Rev. Series 2008 C, 5% 12/1/32	10,000	10,453
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	510,000	500,899
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	555,000	385,512
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (b)(d)	175,000	173,779
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/50	1,000,000	1,061,835
Wayne County Arpt. Auth. Rev.:
Series 2017 A, 5% 12/1/29	45,000	47,128
Series 2017 B, 5% 12/1/42 (d)	150,000	152,662
Series 2018 D, 5% 12/1/29 (d)	85,000	88,976
TOTAL MICHIGAN		9,068,054
Minnesota - 1.1%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A:
5% 2/15/48	220,000	222,464
5% 2/15/58	270,000	271,795
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	60,000	60,629
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2022 B:
5% 1/1/34 (d)	210,000	227,372
5% 1/1/37 (d)	520,000	559,308
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2018 A:
5% 10/1/30	500,000	517,169
5% 10/1/45	30,000	30,105
Series 2023, 4.25% 10/1/38	300,000	290,257
Series 2024 A, 5% 10/1/49	4,000,000	4,250,096
Minnesota Hsg. Fin. Agcy.:
Series 2023 F, 5.75% 7/1/53	150,000	158,934
Series B, 4% 8/1/39	2,050,000	2,050,718
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (b)(e)	255,000	249,724
TOTAL MINNESOTA		8,888,571
Mississippi - 0.2%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(d)	742,102	356,209
Mississippi Home Corp. Series 2021 B:
3% 6/1/51	260,000	251,143
5% 6/1/25	750,000	759,393
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (b)	80,000	82,560
Series I, 5% 10/1/24	70,000	70,155
TOTAL MISSISSIPPI		1,519,460
Missouri - 0.6%
Cape Girardeau County Indl. Dev. Auth.:
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	105,000	107,615
Series 2021, 4% 3/1/41	250,000	242,763
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/44	1,200,000	1,193,597
Missouri Health & Edl. Facilities Rev. Series 2018 A, 5% 11/15/43	1,000,000	1,028,427
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	10,000	9,936
Series 2021 A, 3% 5/1/52	435,000	420,071
Saint Louis Arpt. Rev. Series A, 5.25% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	570,000	591,102
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A:
5.125% 9/1/48	25,000	24,573
5.25% 9/1/53	1,240,000	1,223,499
TOTAL MISSOURI		4,841,583
Montana - 0.1%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	10,000	9,935
Montana Facility Fin. Auth. Series 2021 A, 3% 6/1/50	575,000	457,609
Montana Facility Fin. Auth. Rev. (Benefis Health Sys. Proj.) Series 2016, 5% 2/15/32	30,000	30,655
TOTAL MONTANA		498,199
Nebraska - 1.2%
Central Plains Energy Proj. Rev. Bonds:
(Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	2,290,000	2,412,185
Series 2019, 4%, tender 8/1/25 (b)	850,000	850,886
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Projs.) Series 2021 A, 3% 7/1/51	260,000	194,710
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (d)	35,000	34,468
Series 2019 E, 3.75% 9/1/49 (d)	50,000	49,263
Series 2020 A, 3.5% 9/1/50	625,000	613,737
Series 2022 B:
5% 3/1/25 (d)	1,090,000	1,096,170
5% 9/1/25 (d)	1,105,000	1,117,575
5% 3/1/26 (d)	1,100,000	1,118,400
5% 9/1/26 (d)	1,140,000	1,165,521
5% 3/1/30 (d)	400,000	416,685
TOTAL NEBRASKA		9,069,600
Nevada - 0.3%
Clark County Arpt. Rev. Series 2014 A2, 5% 7/1/30	115,000	115,000
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	235,000	233,552
Series 2019 B, 4% 10/1/49	25,000	24,845
Series 2021 B, 3% 10/1/51	1,810,000	1,739,232
Tahoe-Douglas Visitors Auth. Series 2020, 5% 7/1/45	195,000	197,158
TOTAL NEVADA		2,309,787
New Hampshire - 0.7%
Nat'l. Fin. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2021 B:
3% 8/15/51 (Assured Guaranty Muni. Corp. Insured)	490,000	385,631
5% 8/15/30	1,405,000	1,524,952
Nat'l. Finnance Auth.:
Series 2020 1, 4.125% 1/20/34	219,209	215,058
Series 2023 2A, 3.875% 1/20/38	1,608,514	1,515,019
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/26	105,000	108,003
5% 8/1/37	100,000	103,672
Series 2023 B, 5% 11/1/43 (d)	550,000	572,637
New Hampshire Nat'l. Fin. Auth. Series 2022 2, 4% 10/20/36	1,466,292	1,411,981
TOTAL NEW HAMPSHIRE		5,836,953
New Jersey - 5.4%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024:
5% 7/1/34 (Build America Mutual Assurance Insured)	200,000	224,182
5% 7/1/36 (Build America Mutual Assurance Insured)	700,000	782,459
5% 7/1/37 (Build America Mutual Assurance Insured)	550,000	613,423
5% 7/1/38 (Build America Mutual Assurance Insured)	575,000	637,994
5% 7/1/39 (Build America Mutual Assurance Insured)	650,000	718,728
5% 7/1/42 (Build America Mutual Assurance Insured)	700,000	764,206
5% 7/1/44 (Build America Mutual Assurance Insured)	855,000	927,194
New Jersey Econ. Dev. Auth.:
Series 2018 EEE:
5% 6/15/43	800,000	828,503
5% 6/15/43 (Pre-Refunded to 12/15/28 @ 100)	470,000	508,595
Series 2023 RRR, 5% 3/1/25	1,890,000	1,906,180
Series A, 5% 11/1/40	360,000	379,856
Series QQQ:
4% 6/15/46	610,000	596,245
5% 6/15/27	35,000	36,583
5% 6/15/28	40,000	42,415
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (e)	100,000	72,715
(NJ Transit Corp. Projs.) Series A, 4% 11/1/27	370,000	376,429
Series 2018 EEE, 5% 6/15/28	410,000	434,749
Series LLL:
4% 6/15/44	315,000	310,211
5% 6/15/44	180,000	188,361
Series MMM, 4% 6/15/35	90,000	91,727
New Jersey Edl. Facility Series 2016 B, 4% 9/1/26	500,000	503,880
New Jersey Gen. Oblig. Series 2020 A, 5% 6/1/29	205,000	222,477
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Greystone Park Psychiatric Hosp. Proj.) Series 2024, 5% 9/15/32	495,000	544,922
(Marlboro Psychiatric Hosp. Proj.) Series 2024, 5% 9/15/32	470,000	517,400
Series 2016:
4% 7/1/48	100,000	89,742
5% 7/1/41	65,000	65,184
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A, 5% 12/1/26 (d)	530,000	541,158
Series 2018 B:
5% 12/1/25 (d)	500,000	507,795
5% 12/1/26 (d)	485,000	495,211
5% 12/1/27 (d)	850,000	875,048
Series 2020:
5% 12/1/24 (d)	100,000	100,504
5% 12/1/25 (d)	235,000	238,664
5% 12/1/25 (d)	60,000	60,935
5% 12/1/26 (d)	205,000	209,316
5% 12/1/27 (d)	145,000	149,273
5% 12/1/27 (d)	40,000	41,179
Series 2023 B, 5% 12/1/30 (d)	3,780,000	3,989,788
Series 2024 B, 5% 12/1/31 (d)	1,170,000	1,243,284
New Jersey Tobacco Settlement Fing. Corp.:
Series 2018 A, 5.25% 6/1/46	1,915,000	1,979,864
Series 2018 B, 5% 6/1/46	465,000	469,254
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2015 E, 5% 1/1/34	190,000	191,007
Series 2024 C:
5% 1/1/42 (g)	1,450,000	1,600,581
5% 1/1/45 (g)	1,800,000	1,964,538
Series 2024, 5% 1/1/28 (g)	840,000	892,179
Series D, 5% 1/1/28	170,000	174,099
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	505,000	527,457
Series 2006 C, 0% 12/15/33 (Assured Guaranty Muni. Corp. Insured)	780,000	548,149
Series 2010 A, 0% 12/15/27	250,000	219,938
Series 2014 AA, 5% 6/15/25	100,000	100,067
Series 2016 A, 5% 6/15/27	160,000	164,195
Series 2018 A, 5% 12/15/32	100,000	105,741
Series 2019 BB, 4% 6/15/50	370,000	352,314
Series 2021 A:
4% 6/15/34	140,000	143,176
5% 6/15/32	295,000	325,602
5% 6/15/33	1,000,000	1,101,646
Series 2022 A, 4% 6/15/39	720,000	722,751
Series 2022 AA:
5% 6/15/33	250,000	278,976
5% 6/15/36	1,460,000	1,626,936
Series 2022 BB:
4% 6/15/46	1,385,000	1,349,872
4% 6/15/50	1,000,000	952,200
Series AA:
4% 6/15/38	185,000	185,779
4% 6/15/45	1,535,000	1,485,264
4% 6/15/50	1,980,000	1,885,356
5% 6/15/40	210,000	225,267
Series BB:
5% 6/15/33	1,000,000	1,056,746
5% 6/15/50	70,000	71,660
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2022 A:
5% 11/1/36	450,000	500,356
5% 11/1/40	150,000	160,196
TOTAL NEW JERSEY		42,197,681
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2021 1A:
5% 9/1/26 (d)	1,045,000	1,066,266
5% 9/1/27 (d)	350,000	359,497
5% 9/1/29 (d)	150,000	157,101
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	120,000	119,236
Series 2019 D, 3.75% 1/1/50	35,000	34,580
Santa Fe Retirement Fac. Series 2019 A:
5% 5/15/34	10,000	10,085
5% 5/15/39	5,000	4,958
5% 5/15/44	5,000	4,775
5% 5/15/49	15,000	13,855
TOTAL NEW MEXICO		1,770,353
New York - 9.8%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015, 5% 7/1/25	400,000	395,528
Long Island Pwr. Auth. Elec. Sys. Rev. Bonds Series 2021 B, 1.5%, tender 9/1/26 (b)	500,000	470,622
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2015 B, 4% 7/1/35	5,000	5,010
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	100,000	99,998
New York City Edl. Construction Fund Series 2021 B:
5% 4/1/46	675,000	721,575
5% 4/1/52	520,000	550,244
New York City Gen. Oblig.:
Series 2018 A, 5% 8/1/24	100,000	100,100
Series 2024 A, 5% 8/1/41	1,135,000	1,264,509
Series E, 5% 8/1/30	1,025,000	1,056,827
New York City Hsg. Dev. Corp. Bonds:
Series 2024 A2, 3.625%, tender 7/1/28 (b)	1,485,000	1,483,807
Series 2024 B2, 3.7%, tender 7/3/28 (b)	2,570,000	2,582,212
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds:
Series 2021 C2, 0.7%, tender 7/1/25 (b)	165,000	158,644
Series 2021 K2, 0.9%, tender 1/1/26 (b)	2,075,000	1,955,615
Series 2021, 0.6%, tender 7/1/25 (b)	385,000	371,696
Series A 1 B, 5% 5/1/30	490,000	525,473
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series GG 1, 5% 6/15/48	1,350,000	1,431,202
New York City Transitional Fin. Auth.:
Series 2024 B, 5% 5/1/39	4,750,000	5,368,780
Series 2024, 5% 11/1/29	4,000,000	4,380,665
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	660,000	739,394
New York Dorm. Auth. Rev.:
Series 2020 A:
4% 9/1/37	350,000	339,604
4% 9/1/39	700,000	667,002
4% 7/1/45	1,000,000	962,013
Series 2022 A:
5% 7/15/32	1,250,000	1,315,529
5% 7/15/37	110,000	114,677
5% 7/15/42	310,000	316,091
New York Dorm. Auth. Sales Tax Rev. Series 2023 A1, 5% 3/15/41	3,915,000	4,376,864
New York Metropolitan Trans. Auth. Rev.:
Series 2015 A1, 5% 11/15/29	120,000	121,225
Series 2016 A, 5% 11/15/31	100,000	102,317
Series 2016 C1, 5% 11/15/33	1,000,000	1,027,878
Series 2017 B, 5% 11/15/24	565,000	567,441
Series 2017 C1, 5% 11/15/30	325,000	344,112
Series 2017 D:
5% 11/15/25	1,635,000	1,669,510
5% 11/15/30	2,220,000	2,350,552
Series 2020 D:
4% 11/15/46	2,050,000	1,988,068
4% 11/15/47	150,000	144,533
Series 2024 A, 5.25% 11/15/49	5,000,000	5,442,489
New York State Dorm. Auth.:
Series 2019 D, 3% 2/15/49	1,065,000	820,581
Series 2021 A, 4% 3/15/38	1,000,000	1,007,419
Series 2021 E:
3% 3/15/50	1,060,000	811,529
4% 3/15/39	1,000,000	1,002,271
Series 2024 A, 5.25% 3/15/52	3,550,000	3,924,551
New York State Envir. Facilities Corp. Rev. (2010 Master Fing. Prog.) Series 2021 B:
5% 2/15/28	160,000	171,025
5% 8/15/28	235,000	253,509
5% 2/15/29	100,000	108,957
5% 8/15/29	200,000	219,976
5% 2/15/30	340,000	377,263
5% 8/15/30	400,000	447,668
New York State Hsg. Fin. Agcy. Rev.:
Bonds:
Series 2021 J2, 1.1%, tender 5/1/27 (b)	1,105,000	997,756
Series 2021 K2, 1%, tender 11/1/26 (b)	250,000	230,899
Series 2023 C2, 3.8%, tender 5/1/29 (b)	3,120,000	3,123,976
Series J, 0.75% 5/1/25	130,000	125,767
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232, 5% 10/1/25 (d)	765,000	773,436
Series 2021 239, 3.25% 10/1/51	905,000	876,090
Series 221, 3.5% 10/1/32 (d)	15,000	14,630
New York State Urban Dev. Corp.:
Series 2020 C, 4% 3/15/39	1,000,000	1,005,784
Series 2020 E:
4% 3/15/44	1,675,000	1,651,529
4% 3/15/45	1,350,000	1,324,508
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	1,105,000	1,199,508
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2020, 5% 10/1/40 (d)	1,000,000	1,040,412
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022:
5% 12/1/32 (d)	380,000	409,873
5% 12/1/33 (d)	590,000	636,354
5% 12/1/34 (d)	645,000	694,093
5% 12/1/35 (d)	325,000	349,145
5% 12/1/36 (d)	220,000	235,633
5% 12/1/37 (d)	590,000	629,278
5% 12/1/38 (d)	1,430,000	1,517,371
5% 12/1/39 (d)	1,090,000	1,152,859
5% 12/1/40 (d)	925,000	972,909
5% 12/1/41 (d)	840,000	879,947
5% 12/1/42 (d)	420,000	438,352
Niagara Area Dev. Corp. Rev. (Catholic Health Sys., Inc. Proj.) Series 2022, 4.5% 7/1/52	555,000	423,165
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/29 (Assured Guaranty Muni. Corp. Insured)	600,000	600,256
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2015, 5% 7/1/27	295,000	296,857
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
5.125% 11/1/41 (e)	100,000	87,609
5.375% 11/1/54 (e)	100,000	83,005
TOTAL NEW YORK		76,427,556
New York And New Jersey - 0.5%
New Jersey Edl. Facilities Auth. Rev. Series 2024 B, 5.25% 3/1/54	3,150,000	3,514,788
Port Auth. of New York & New Jersey Series 2017 202, 5% 10/15/29 (d)	500,000	514,197
TOTAL NEW YORK AND NEW JERSEY		4,028,985
North Carolina - 0.6%
New Hanover County Hosp. Rev. Series 2017, 5% 10/1/27 (Escrowed to Maturity)	10,000	10,512
North Carolina Med. Care Commission Health Care Facilities Rev.:
Bonds Series 2019 C, 2.55%, tender 6/1/26 (b)	300,000	293,528
Series 2020 A, 3% 7/1/45	365,000	287,070
Series 2021 A, 4% 3/1/51	280,000	225,259
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A, 5% 6/1/43 (d)	155,000	154,726
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2024 B, 5% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	3,340,000	3,540,238
TOTAL NORTH CAROLINA		4,511,333
North Dakota - 0.2%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 3% 1/1/52	170,000	164,746
Series 2021 B, 3% 7/1/52	580,000	557,367
Univ. of North Dakota Series 2021 A, 3% 6/1/61 (Assured Guaranty Muni. Corp. Insured)	790,000	550,217
TOTAL NORTH DAKOTA		1,272,330
Ohio - 3.9%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	495,000	501,167
Series 2020, 4% 11/15/38	1,500,000	1,430,377
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A:
5% 8/1/25	10,000	10,148
5% 8/1/26	390,000	402,105
5% 8/1/27	10,000	10,477
5% 8/1/28	10,000	10,563
5% 8/1/29	10,000	10,521
5% 8/1/30	10,000	10,527
American Muni. Pwr., Inc. (Solar Electricity Prepayment Proj.) Series 2019 A, 5% 2/15/44	175,000	181,337
American Muni. Pwr., Inc. Rev. Series 2023 A, 5% 2/15/32	500,000	556,932
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
3% 6/1/48	550,000	417,196
4% 6/1/48	180,000	165,901
5% 6/1/34	370,000	396,759
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/25 (Assured Guaranty Muni. Corp. Insured)	145,000	145,961
Cleveland Wtr. Rev. Series 2020, 5% 1/1/28	800,000	851,003
County of Cuyahoga (Ballpark Impt. Proj.) Series 2022 A, 4% 1/1/35	8,000,000	8,302,030
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/44	60,000	59,543
5% 12/1/46	200,000	208,778
5% 12/1/51	200,000	208,077
Kent State Univ. Revs. Series 2016, 5% 5/1/30	1,495,000	1,538,292
Lancaster Port Auth. Gas Rev.:
Bonds Series 2019, 5%, tender 2/1/25 (b)	255,000	256,391
Series 2019, 5% 2/1/25	160,000	160,814
Middleburg Heights Hosp. Rev. Series 2021 A, 4% 8/1/41	430,000	413,855
Ohio Gen. Oblig.:
Series 2021 A:
5% 3/1/28	110,000	117,349
5% 3/1/28	140,000	149,354
5% 3/1/29	160,000	173,588
5% 3/1/29	210,000	227,835
5% 3/1/30	190,000	209,708
5% 3/1/30	290,000	320,080
Series 2021 B:
5% 2/1/28	205,000	218,382
5% 2/1/29	385,000	417,068
5% 2/1/30	320,000	352,710
Series 2021 C:
5% 3/15/28	275,000	293,572
5% 3/15/29	480,000	521,135
5% 3/15/30	480,000	530,127
Ohio Hosp. Facilities Rev. Series 2021 B:
5% 1/1/26	320,000	328,234
5% 1/1/27	750,000	781,742
Ohio Hosp. Rev. Series 2020 A:
4% 1/15/50	40,000	37,139
5% 1/15/31	300,000	320,333
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	10,000	10,032
(Mtg.-Backed Securities Prog.) Series 2023 B, 6% 3/1/55	380,000	413,752
Series 2021 C, 3.25% 3/1/51	4,060,000	3,949,403
Ohio Major New State Infrastructure Rev. Series 2021 1A:
5% 12/15/25	800,000	820,079
5% 12/15/28	1,250,000	1,349,906
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Projs.) Series 2022 A:
5% 2/15/32	70,000	78,824
5% 2/15/38	185,000	209,325
Series A, 5% 2/15/51	600,000	637,100
Scioto County Hosp. Facilities Rev. Series 2019, 5% 2/15/29	100,000	102,595
Univ. of Akron Gen. Receipts Series 2019 A, 4% 1/1/27	220,000	222,259
Washington County Hosp. Rev. Series 2022:
6% 12/1/28	215,000	221,743
6% 12/1/29	230,000	239,156
6% 12/1/30	245,000	256,546
6% 12/1/31	260,000	273,915
TOTAL OHIO		30,031,745
Oklahoma - 0.1%
Oklahoma City Arpt. Trust Series 33, 5% 7/1/47 (d)	200,000	202,736
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Series 2015 A, 5% 8/15/24	250,000	250,157
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019, 5% 8/1/44	125,000	124,057
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Ln. Prog.) Series 2023 C, 6% 3/1/54	70,000	76,243
TOTAL OKLAHOMA		653,193
Oregon - 0.3%
Oregon State Hsg. & Cmnty. Svcs. Dept.:
(Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	160,000	132,927
Series 2019 A, 4% 7/1/50	875,000	870,090
Port of Portland Arpt. Rev.:
Series 2020 27A, 5% 7/1/45 (d)	650,000	672,600
Series 27 A, 5% 7/1/36 (d)	240,000	254,684
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	850,000	664,925
TOTAL OREGON		2,595,226
Pennsylvania - 7.5%
Allegheny County Arpt. Auth. Rev. Series 2021 A:
5% 1/1/51 (d)	2,105,000	2,168,140
5% 1/1/56 (d)	1,280,000	1,314,547
Allegheny County Indl. Dev. Auth. Rev. Series 2021:
3.5% 12/1/31	170,000	81,600
4% 12/1/41	270,000	129,600
4.25% 12/1/50	300,000	144,000
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	101,897
Chartiers Valley School District Series 2021 A, 3% 10/15/49	1,155,000	879,177
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/28	305,000	323,793
Delaware County Auth. Rev.:
(Cabrini College) Series 2017, 5% 7/1/47	510,000	509,874
Series 2017, 5% 7/1/28	445,000	454,549
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 A:
5% 7/1/46	15,000	14,590
5% 7/1/46 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,156
Series 2024, 5.375% 7/1/39 (e)	2,575,000	2,652,310
Dubois Hosp. Auth. Hosp. Rev.:
(Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/37	40,000	38,938
5% 7/15/36	500,000	511,862
Series 2020, 4% 7/15/45	500,000	463,833
Geisinger Auth. Health Sys. Rev. Series 2017 A1, 5% 2/15/45	100,000	101,603
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	60,000	61,150
Lehigh County Gen. Purp. Hosp. Rev. Series 2016 A, 4% 7/1/35	5,060,000	5,008,753
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	95,000	97,452
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	330,000	307,335
Series 2019, 4% 9/1/44	185,000	174,864
Series 2020, 5% 4/1/27	300,000	306,843
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	195,000	175,273
Pennsylvania Ctfs. Prtn. Series 2018 A:
5% 7/1/24	300,000	300,000
5% 7/1/26	455,000	469,323
5% 7/1/27	500,000	524,452
5% 7/1/34	450,000	475,181
Pennsylvania Higher Ed. Assistance Agcy. Rev. Series 2024 1A, 5% 6/1/29 (d)	410,000	429,325
Pennsylvania Higher Edl. Facilities Auth. Rev. (Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	500,000	506,401
Series 2017, 5% 5/1/35	10,000	10,226
Pennsylvania Hsg. Fin. Agcy.:
Series 2021 134B, 5% 10/1/27 (d)	1,160,000	1,186,953
Series 2021 137, 3% 10/1/51	815,000	779,047
Series 2022 138:
3% 10/1/52	1,295,000	1,237,316
5% 4/1/26	1,100,000	1,125,767
5% 10/1/26	600,000	618,462
5% 4/1/27	500,000	519,116
5% 10/1/27	450,000	470,610
5% 4/1/28	465,000	488,862
5% 10/1/28	475,000	502,887
5% 4/1/29	480,000	511,487
5% 10/1/29	1,000,000	1,072,993
5% 4/1/30	1,010,000	1,076,708
5% 10/1/30	695,000	744,817
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2015 B, 5% 12/1/45	265,000	268,258
Series 2016 A1, 5% 12/1/41	1,215,000	1,232,990
Series 2021 A, 4% 12/1/50	1,000,000	936,102
Series 2021 B:
5% 12/1/28	625,000	672,063
5% 12/1/29	1,000,000	1,092,379
Series 2024, 5% 12/1/44	7,405,000	8,119,122
Philadelphia Arpt. Rev.:
Series 2017 B:
5% 7/1/35 (d)	50,000	51,393
5% 7/1/47 (d)	970,000	978,823
Series 2020 C, 5% 7/1/29 (d)	595,000	627,826
Series 2021:
5% 7/1/26 (d)	2,920,000	2,982,835
5% 7/1/27 (d)	4,020,000	4,157,780
5% 7/1/28 (d)	425,000	443,580
5% 7/1/34 (d)	1,000,000	1,076,705
5% 7/1/35 (d)	1,000,000	1,075,983
Philadelphia Auth. for Indl. Dev.:
Series 2015 1, 5% 4/1/33	70,000	70,521
Series 2017 A, 5% 9/1/42	760,000	769,898
Philadelphia Gas Works Rev. Series 2020 A, 5% 8/1/32 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,092,425
Philadelphia Gen. Oblig. Series 2019 A, 5% 8/1/26	220,000	227,073
Philadelphia School District:
Series 2018 A, 5% 9/1/25	50,000	50,807
Series 2018 B, 5% 9/1/43	50,000	51,363
Series 2019 A:
4% 9/1/35	170,000	172,276
5% 9/1/34 (Assured Guaranty Muni. Corp. Insured)	80,000	85,311
Series 2019 B, 5% 9/1/26	415,000	429,003
Series 2019 C, 5% 9/1/33	315,000	335,904
Philadelphia Wtr. & Wastewtr. Rev. Series 2023 B, 5.5% 9/1/53 (Assured Guaranty Muni. Corp. Insured)	1,000,000	1,119,841
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (Assured Guaranty Muni. Corp. Insured)	70,000	73,530
Southcentral Pennsylvania Gen. Auth. Rev.:
(Hanover Hosp., Inc. PA Proj.) Series 2015, 5% 12/1/28	45,000	45,772
Series 2019 A:
4% 6/1/44	50,000	47,889
4% 6/1/49	115,000	108,797
5% 6/1/25	200,000	202,457
5% 6/1/44	85,000	87,511
5% 6/1/49	135,000	138,077
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	315,000	323,647
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/43	185,000	190,156
TOTAL PENNSYLVANIA		58,415,169
Puerto Rico - 1.4%
Puerto Rico Commonwealth Aqueduct & Swr. Auth.:
Series 2021 A, 5% 7/1/33 (e)	900,000	949,351
Series 2021 B:
5% 7/1/33 (e)	250,000	263,709
5% 7/1/37 (e)	960,000	1,001,448
Series 2022 A, 4% 7/1/42 (e)	960,000	898,958
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	2,273,421	1,516,962
4% 7/1/33	1,608,885	1,611,299
4% 7/1/35	575,000	564,456
5.625% 7/1/27	190,000	198,232
5.625% 7/1/29	999,707	1,072,201
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	2,920,000	2,880,852
TOTAL PUERTO RICO		10,957,468
Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B, 5% 9/1/36	500,000	501,122
Series 2016, 5% 5/15/39	215,000	217,321
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2024:
5% 6/1/36	445,000	499,959
5% 6/1/41	555,000	604,109
5% 6/1/45	1,000,000	1,075,042
5% 6/1/48	1,145,000	1,218,069
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	20,000	19,881
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2023 A, 5% 12/1/30 (d)	730,000	770,092
Series 2024 A, 5% 12/1/28 (d)	725,000	758,630
Series A, 4% 12/1/26 (d)	35,000	34,685
TOTAL RHODE ISLAND		5,698,910
South Carolina - 1.6%
Charleston County Arpt. District Series 2019, 5% 7/1/48	395,000	411,674
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Series 2019 A, 4% 1/1/50	40,000	39,741
Series 2023 B, 6% 1/1/54	235,000	255,959
South Carolina Jobs-Econ. Series 2024 A, 5.5% 11/1/48	5,000,000	5,613,747
South Carolina Jobs-Econ. Dev. Auth.:
Series 2019 C, 5% 7/1/33	170,000	179,235
Series 2023:
4% 2/1/42	1,115,000	1,113,639
5% 2/1/40	835,000	906,277
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2022 A, 4% 4/1/52	1,000,000	980,052
South Carolina Ports Auth. Ports Rev.:
Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (d)	255,000	258,981
Series 2018, 5% 7/1/43 (d)	520,000	532,911
South Carolina Pub. Svc. Auth. Rev.:
Series 2016 A:
5% 12/1/26	140,000	143,132
5% 12/1/29	500,000	510,308
5% 12/1/33	15,000	15,218
5% 12/1/38	80,000	80,862
Series 2016 B:
5% 12/1/31	105,000	107,595
5% 12/1/35	195,000	198,421
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	30,000	28,742
4% 4/15/48	20,000	18,511
5% 4/15/48	1,415,000	1,445,070
TOTAL SOUTH CAROLINA		12,840,075
South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2020 A, 3% 9/1/45	475,000	375,004
Tennessee - 1.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
4% 8/1/44	575,000	559,380
5% 8/1/25	135,000	137,116
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018:
5% 7/1/26 (d)	450,000	458,728
5% 7/1/37 (d)	200,000	206,999
5% 7/1/38 (d)	1,315,000	1,356,989
Metropolitan Govt. of Nashville & Davidson County Series 2023:
5% 5/1/38	900,000	981,014
5% 5/1/40	800,000	864,171
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (d)	55,000	55,056
Series 2019 B:
5% 7/1/38 (d)	655,000	691,928
5% 7/1/54 (d)	225,000	230,666
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 5% 1/1/30	2,400,000	2,635,487
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 4% 10/1/49	1,000,000	860,210
Tennessee Hsg. Dev. Agcy. Series 2015 A, 3.5% 7/1/45	150,000	148,644
Tennessee Hsg. Dev. Agcy. Residential:
Series 2019 3:
2.6% 7/1/39	65,000	53,543
2.8% 7/1/44	75,000	59,052
Series 2019 4, 2.9% 7/1/39	145,000	122,148
Series 2021 1, 3% 7/1/51	520,000	504,917
Series 2021 3A, 3% 1/1/52	235,000	226,576
TOTAL TENNESSEE		10,152,624
Texas - 4.5%
Austin Cmnty. College District Rev. (Highland Campus Parking Garage Proj.) Series 2018 C:
5% 8/1/25	200,000	203,460
5% 8/1/26	200,000	206,933
Birdville Independent School District Series 2020, 2.375% 2/15/35	170,000	144,312
Brazos County Gen. Oblig. Series 2020, 2.125% 9/1/40	355,000	251,332
Central Reg'l. Mobility Auth.:
Series 2020 B, 5% 1/1/45	1,000,000	1,048,147
Series 2021 B:
5% 1/1/33	640,000	695,949
5% 1/1/34	650,000	706,819
5% 1/1/35	550,000	597,939
5% 1/1/36	850,000	922,174
5% 1/1/37	1,100,000	1,190,485
5% 1/1/38	1,100,000	1,189,557
Series 2021 C, 5% 1/1/27	775,000	791,681
Dallas Gen. Oblig. Series 2024 A, 5% 2/15/28	500,000	530,743
Denton Independent School District Bonds:
Series 2014 B:
2%, tender 8/1/24 (b)	15,000	14,979
2%, tender 8/1/24 (b)	15,000	14,979
Series 2019:
2%, tender 8/1/24 (b)	10,000	9,984
2%, tender 8/1/24 (b)	60,000	59,901
Fort Bend Independent School District Bonds Series 2021 B, 0.72%, tender 8/1/26 (b)	405,000	373,987
Garland Elec. Util. Sys. Rev. Series 2021 A:
4% 3/1/35	765,000	782,072
4% 3/1/36	750,000	764,855
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	2,545,000	2,674,930
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	220,000	208,917
Harris County Flood Cont. District Series 2021 A:
5% 10/1/25	690,000	705,277
5% 10/1/26	900,000	936,246
Houston Arpt. Sys. Rev.:
Series 2018 A, 5% 7/1/41 (d)	1,000,000	1,028,453
Series 2018 C:
5% 7/1/26 (d)	200,000	204,497
5% 7/1/30 (d)	120,000	125,558
Series 2018 D, 5% 7/1/39	260,000	271,578
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021:
3.375% 10/1/37	500,000	418,739
4% 10/1/51	1,200,000	948,215
Houston Gen. Oblig. Series 2017 A, 5% 3/1/32	25,000	25,938
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	465,000	472,932
Houston Util. Sys. Rev.:
Series 2020 C, 5% 11/15/45	1,000,000	1,070,390
Series 2021 A, 5% 11/15/26	445,000	463,373
Love Field Arpt. Modernization Rev.:
Series 2015, 5% 11/1/30 (d)	320,000	323,893
Series 2017, 5% 11/1/31 (d)	25,000	25,470
Mansfield Tex Series 2020, 2.375% 2/15/36	565,000	461,836
Midlothian Independent School District Bonds Series 2013 C:
2%, tender 8/1/24 (b)	35,000	34,948
2%, tender 8/1/24 (b)	65,000	64,893
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	10,000	10,471
5% 8/15/47	10,000	10,177
North Texas Tollway Auth. Rev.:
Series 2019 B, 5% 1/1/25	85,000	85,661
Series 2021 B, 4% 1/1/32	2,000,000	2,054,771
Northside Independent School District Bonds Series 2024 B, 3.45%, tender 8/1/27 (b)	1,610,000	1,609,414
Pflugerville Gen. Oblig. Series 2020, 1.875% 8/1/36	1,095,000	826,328
San Antonio Elec. & Gas Sys. Rev. Series 2017, 5% 2/1/33	5,000	5,205
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	5,000	5,315
Series 2020 A, 5% 5/15/50	475,000	499,456
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2016 A, 3% 10/1/32	370,000	340,110
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2018 A, 5% 7/1/29	305,000	322,742
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	120,991	104,146
Texas Dept. of Hsg. & Cmnty. Affairs Residential Mtg. Rev. Series 2023 B, 6% 1/1/54	970,000	1,057,769
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	65,000	64,570
Series A, 3.5% 3/1/51	125,000	122,334
Texas Muni. Gas Acquisition & Supply Corp. Bonds Series 2023 B, 5.5%, tender 1/1/34 (b)	295,000	329,441
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/37	1,000,000	1,005,490
Texas Trans. Commission Series 2019 A, 0% 8/1/41	250,000	111,743
Texas Trans. Commission Hwy. Impt. Gen. Oblig. Bonds Series 2014 B, 0.65%, tender 4/1/26 (b)	2,380,000	2,224,457
Univ. of North Texas Univ. Rev. Series 2022 A, 5% 4/15/47	2,000,000	2,052,395
Univ. of Texas Board of Regents Sys. Rev. Series 2021 A, 2% 8/15/36	700,000	543,696
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	660,000	478,772
TOTAL TEXAS		34,830,834
Utah - 0.1%
Salt Lake City Arpt. Rev.:
Series 2017 A, 5% 7/1/37 (d)	385,000	394,758
Series 2018 A:
5% 7/1/33 (d)	175,000	181,757
5.25% 7/1/48 (d)	130,000	133,492
Series 2023 A, 5.25% 7/1/37 (d)	310,000	348,679
TOTAL UTAH		1,058,686
Vermont - 0.2%
Vermont Hsg. Fin. Agcy. Series 2021 B, 3% 11/1/51	282,000	269,891
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (d)	635,000	639,578
Series 2020 A, 5% 6/15/26 (d)	620,000	630,890
TOTAL VERMONT		1,540,359
Virginia - 0.9%
Lynchburg Econ. Dev. Series 2021, 3% 1/1/51	425,000	321,829
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/24	315,000	315,250
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/40	120,000	111,089
5% 4/1/25	165,000	165,717
5% 4/1/36	500,000	518,985
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21St Century Collage and Equip. Programs) Series 2021 A:
4% 2/1/34	1,850,000	1,913,337
4% 2/1/35	1,700,000	1,754,198
Series 2019 A, 3% 2/1/36	195,000	180,256
Virginia Small Bus. Fing. Auth. (Elizabeth River Crossings OpCo, LLC Proj.) Series 2022, 4% 7/1/34 (d)	1,465,000	1,478,809
TOTAL VIRGINIA		6,759,470
Washington - 2.3%
King County Hsg. Auth. Rev. Series 2021, 4% 12/1/29	230,000	231,884
King County Swr. Rev. Series 2017, 5% 7/1/34	10,000	10,448
Port of Seattle Rev.:
Series 2013, 5% 7/1/24 (d)	55,000	55,000
Series 2015 B, 5% 3/1/25	70,000	70,165
Series 2018 A, 5% 5/1/31 (d)	350,000	359,793
Series 2019 A, 4% 4/1/44 (d)	100,000	93,483
Series 2021 C:
5% 8/1/24 (d)	445,000	445,333
5% 8/1/25 (d)	365,000	369,641
5% 8/1/26 (d)	495,000	507,112
5% 8/1/27 (d)	305,000	316,167
5% 8/1/28 (d)	860,000	899,686
Seattle Hsg. Auth. Rev. (Northgate Plaza Proj.) Series 2021, 1% 6/1/26	200,000	186,301
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/41	295,000	298,672
Washington Convention Ctr. Pub. Facilities:
Series 2021 B:
3% 7/1/43	130,000	102,651
3% 7/1/58 (Assured Guaranty Muni. Corp. Insured)	1,805,000	1,319,269
Series 2021, 4% 7/1/31	2,540,000	2,507,647
Washington Gen. Oblig. Series 2021 C, 5% 2/1/44	3,010,000	3,237,677
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	5,000	5,027
5% 7/1/30	5,000	5,075
5% 7/1/31	10,000	10,153
5% 7/1/42	100,000	99,954
Series 2017, 4% 8/15/42	100,000	87,373
Series 2019 A2, 5% 8/1/44	255,000	262,567
Series 2020, 5% 9/1/40	735,000	775,485
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	725,000	566,757
(Whitman College Proj.) Series 2024, 4% 1/1/43	315,000	305,013
(Whitworth Univ. Proj.) Series 2016 A, 5% 10/1/25	550,000	555,679
Washington Hsg. Fin. Commission Series 2021 2N:
5% 6/1/26	970,000	995,248
5% 12/1/27	985,000	1,031,558
5% 12/1/28	500,000	528,974
5% 12/1/29	500,000	537,676
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018, 5% 7/1/38 (e)	100,000	97,931
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023, 5.125% 7/1/33 (e)	740,000	794,181
TOTAL WASHINGTON		17,669,580
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/32	50,000	50,074
5% 1/1/43	370,000	367,608
TOTAL WEST VIRGINIA		417,682
Wisconsin - 1.8%
Blue Ridge Healthcare Pub. Fin. Auth. Series 2020 A, 5% 1/1/31	60,000	62,794
Howard Suamico Scd Series 2021, 2% 3/1/38	265,000	196,295
New Richmond Scd Series 2024:
4% 4/1/43	1,940,000	1,879,408
5% 4/1/34	1,355,000	1,511,198
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	160,000	153,727
5.25% 10/1/48	160,000	149,617
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 4% 6/1/45	320,000	297,037
Series 2019 A, 5% 10/1/44	355,000	366,065
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (e)	45,000	44,124
5% 10/1/48 (e)	40,000	38,003
5% 10/1/53 (e)	30,000	27,952
Roseman Univ. of Health:
Series 2020:
3% 4/1/25 (e)	115,000	113,826
5% 4/1/40 (e)	95,000	98,154
5% 4/1/40 (Pre-Refunded to 4/1/30 @ 100) (e)	5,000	5,480
Series 2021 A:
3% 7/1/50	380,000	276,466
4.5% 6/1/56 (e)	1,870,000	1,505,474
Series 2021 B, 6.5% 6/1/56 (e)	500,000	421,020
Wisconsin Gen. Oblig. Series 2021 A, 5% 5/1/32	1,430,000	1,522,821
Wisconsin Health & Edl. Facilities:
Series 2016 A:
3.5% 2/15/40	50,000	41,261
4% 11/15/46	195,000	184,506
4% 11/15/46 (Pre-Refunded to 5/15/26 @ 100)	80,000	80,884
Series 2016, 4% 12/1/46	675,000	648,763
Series 2019 A:
5% 12/1/28	150,000	157,658
5% 12/1/29	150,000	159,584
Series 2019 B1, 2.825% 11/1/28	10,000	9,272
Series 2019:
5% 10/1/24	175,000	175,475
5% 10/1/30	195,000	209,248
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2024 A, 5.25% 2/15/54	2,500,000	2,665,843
Wisconsin Hsg. & Econ. Dev. Auth.:
Series 2021 A, 3% 3/1/52	160,000	154,291
Series 2021 C, 3% 9/1/52	335,000	323,073
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2021 C, 0.81%, tender 5/1/25 (b)	225,000	216,952
TOTAL WISCONSIN		13,696,271
Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2022 3:
5% 12/1/24 (d)	695,000	698,091
5% 6/1/25 (d)	700,000	707,378
5% 12/1/25 (d)	375,000	381,249
TOTAL WYOMING		1,786,718
TOTAL MUNICIPAL BONDS (Cost $764,026,855)		736,735,982

Money Market Funds - 5.5%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 4.33% (h)(i) (Cost $43,191,627)	43,182,985	43,191,613

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $807,218,482)	779,927,595
NET OTHER ASSETS (LIABILITIES) - 0.0%	(177,524)
NET ASSETS - 100.0%	779,750,071

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Level 3 security
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,175,051 or 1.4% of net assets.

(f)	Non-income producing - Security is in default.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.33%	27,616,986	86,105,787	70,530,795	710,259	(350)	(15)	43,191,613	2.3%
Total	27,616,986	86,105,787	70,530,795	710,259	(350)	(15)	43,191,613

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities	736,735,982	-	736,383,096	352,886

Money Market Funds	43,191,613	43,191,613	-	-
Total Investments in Securities:	779,927,595	43,191,613	736,383,096	352,886
Financial Statements (Unaudited)
Statement of Assets and Liabilities
		June 30, 2024 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $764,026,855)	$736,735,982
Fidelity Central Funds (cost $43,191,627)	43,191,613

Total Investment in Securities (cost $807,218,482)		$779,927,595
Receivable for fund shares sold		365,274
Interest receivable		9,104,466
Distributions receivable from Fidelity Central Funds		134,769
Other receivables		107
Total assets		789,532,211
Liabilities
Payable to custodian bank	$278,372
Payable for investments purchased
Regular delivery	2,659,000
Delayed delivery	4,409,507
Payable for fund shares redeemed	625,870
Distributions payable	1,809,391
Total liabilities		9,782,140
Net Assets		$779,750,071
Net Assets consist of:
Paid in capital		$814,923,787
Total accumulated earnings (loss)		(35,173,716)
Net Assets		$779,750,071
Net Asset Value, offering price and redemption price per share ($779,750,071 ÷ 79,642,003 shares)		$9.79
Statement of Operations
		Six months ended June 30, 2024 (Unaudited)
Investment Income
Interest		$9,972,491
Income from Fidelity Central Funds		710,259
Total income		10,682,750
Expenses
Independent trustees' fees and expenses	$970
Proxy	2,253
Total expenses before reductions	3,223
Expense reductions	(77)
Total expenses after reductions		3,146
Net Investment income (loss)		10,679,604
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(913,978)
Fidelity Central Funds	(350)
Total net realized gain (loss)		(914,328)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(5,292,335)
Fidelity Central Funds	(15)
Total change in net unrealized appreciation (depreciation)		(5,292,350)
Net gain (loss)		(6,206,678)
Net increase (decrease) in net assets resulting from operations		$4,472,926
Statement of Changes in Net Assets

	Six months ended June 30, 2024 (Unaudited)	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,679,604	$17,739,021
Net realized gain (loss)	(914,328)	(932,466)
Change in net unrealized appreciation (depreciation)	(5,292,350)	29,403,417
Net increase (decrease) in net assets resulting from operations	4,472,926	46,209,972
Distributions to shareholders	(10,426,528)	(17,380,630)

Share transactions
Proceeds from sales of shares	200,564,031	276,425,905
Reinvestment of distributions	50	146
Cost of shares redeemed	(118,587,420)	(210,149,477)

Net increase (decrease) in net assets resulting from share transactions	81,976,661	66,276,574
Total increase (decrease) in net assets	76,023,059	95,105,916

Net Assets
Beginning of period	703,727,012	608,621,096
End of period	$779,750,071	$703,727,012

Other Information
Shares
Sold	20,483,587	28,860,862
Issued in reinvestment of distributions	5	15
Redeemed	(12,115,112)	(22,022,436)
Net increase (decrease)	8,368,480	6,838,441

Financial Highlights
Fidelity Flex® Municipal Income Fund

	Six months ended (Unaudited) June 30, 2024	Years ended December 31, 2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$9.45	$10.56	$10.50	$10.35	$9.85
Income from Investment Operations
Net investment income (loss) A,B	.141	.259	.200	.173	.232	.275
Net realized and unrealized gain (loss)	(.083)	.414	(1.111)	.068	.153	.531
Total from investment operations	.058	.673	(.911)	.241	.385	.806
Distributions from net investment income	(.138)	(.253)	(.199)	(.177)	(.235)	(.278)
Distributions from net realized gain	-	-	-	(.004)	-	(.028)
Total distributions	(.138)	(.253)	(.199)	(.181)	(.235)	(.306)
Net asset value, end of period	$9.79	$9.87	$9.45	$10.56	$10.50	$10.35
Total Return C,D	.60%	7.25%	(8.63)%	2.31%	3.79%	8.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G,H,I	.01%	-% H	-% H	-% H	-% H
Expenses net of fee waivers, if any H	- % G,I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% G,I	-%	-%	-%	-%	-%
Net investment income (loss)	2.90% G,I	2.71%	2.07%	1.65%	2.26%	2.70%
Supplemental Data
Net assets, end of period (000 omitted)	$779,750	$703,727	$608,621	$643,945	$311,999	$188,914
Portfolio turnover rate J	7 % G	5%	16%	5%	24%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IProxy expenses are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).
Notes to Financial Statements
 (Unaudited)
For the period ended June 30, 2024

1. Organization.
Fidelity Flex Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,269,482
Gross unrealized depreciation	(36,926,089)
Net unrealized appreciation (depreciation)	$(26,656,607)
Tax cost	$806,584,202

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(2,844,609)
Long-term	(4,788,347)
Total capital loss carryforward	$(7,632,956)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Municipal Income Fund	99,532,815	24,686,780
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Flex Municipal Income Fund	1,219,875	-	-

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $77.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
Board Approval of Investment Advisory Contracts
Fidelity Flex Municipal Income Fund
At its January 2024 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved amended and restated sub-advisory agreements (the Sub-Advisory Contracts) for the fund, including the fund's sub-advisory agreements with FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan). The Sub-Advisory Contracts will be effective March 1, 2024. The Board will consider the annual renewal of the fund's Sub-Advisory Contracts in September 2024, following its review of additional materials provided by FMR.
The Board considered the Sub-Advisory Contracts, which changed the arrangements for fees paid by FMR to the sub-advisers under the agreements. The Board noted that the agreements with FMR UK, FMR H.K., and FMR Japan were amended to provide that FMR will compensate each sub-adviser at a fee equal to 110% of the sub-adviser's costs incurred in providing services under the agreement. The Board considered that, under the Sub-Advisory Contracts, FMR, and not the fund, will continue to pay the sub-advisory fees to each applicable sub-adviser, and that the management fee paid by the fund under the management contract with FMR will remain unchanged.
The Board considered that the approval of the fund's Sub-Advisory Contracts will not result in any changes in the investment process or strategies employed in the management of the fund's assets or the day-to-day management of the fund or the persons primarily responsible for such management. Further, the Board considered that the Sub-Advisory Contracts would not change the obligations and services of FMR and its affiliates on behalf of the fund, and, in particular, there would be no change in the nature and level of services provided to the fund by FMR and its affiliates.
In connection with its consideration of future renewals of the fund's advisory contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.
Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the fund's management fee structure is fair and reasonable, and that the fund's Sub-Advisory Contracts should be approved.

1.9884857.106
XLI-SANN-0824

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Municipal Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 22, 2024

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer (Principal Financial Officer)

Date:	August 22, 2024